UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—17.48%
Federal Farm Credit Bank
0.230% , due 11/08/11[1]	3,000,000	2,999,866
Federal Home Loan Bank
0.155%, due 11/01/11[2]	3,000,000	3,000,000
0.260%, due 11/01/11[2]	1,500,000	1,500,000
0.280%, due 11/07/11[2]	3,000,000	3,000,000
0.300%, due 12/15/11[2]	3,000,000	3,000,000
0.280%, due 01/12/12[2]	3,500,000	3,500,000
0.270%, due 02/17/12[1]	3,000,000	2,997,570
0.110%, due 04/02/12	10,000,000	10,000,000
0.230%, due 08/03/12[1]	7,500,000	7,486,775
Federal Home Loan Mortgage Corp. *
0.191% , due 11/06/11[2]	3,000,000	2,998,162
Federal National Mortgage Association*
0.050%, due 11/02/11[1]	1,900,000	1,899,997
0.080%, due 11/09/11[1]	8,000,000	7,999,858
US Treasury Bills
0.250% , due 03/08/12[1]	2,000,000	1,998,222
US Treasury Notes
1.000%, due 12/31/11	2,000,000	2,002,503
0.875%, due 02/29/12	3,000,000	3,005,050
1.375%, due 03/15/12	4,000,000	4,019,397
1.000%, due 04/30/12	3,000,000	3,009,318
0.750%, due 05/31/12	9,000,000	9,027,423
1.875%, due 06/15/12	3,000,000	3,030,824
Total US government and agency obligations (cost—$76,474,965)		76,474,965

Bank note—1.14%
Banking-US—1.14%
Bank of America N.A.
0.250% , due 11/18/11 (cost—$5,000,000)	5,000,000	5,000,000

Certificates of deposit—9.54%
Banking-non-US—9.54%
Abbey National Treasury Services PLC
0.703% , due 01/18/12[2]	1,500,000	1,500,000
Dnb NOR ASA
0.240% , due 12/28/11	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.160% , due 11/04/11	5,000,000	5,000,000
National Australia Bank Ltd.
0.421% , due 01/17/12[2]	1,000,000	1,000,000
Natixis
0.518% , due 11/07/11[2]	1,000,000	1,000,000
Nordea Bank Finland
0.350%, due 01/13/12	5,000,000	5,000,000
0.400%, due 06/12/12	2,500,000	2,500,000
Rabobank Netherland N.V.
0.360% , due 01/05/12	1,000,000	1,000,018
Royal Bank of Canada
0.250%, due 11/01/11[2]	1,500,000	1,500,000
0.265%, due 11/01/11[2]	1,500,000	1,500,000
0.260%, due 01/11/12	3,000,000	3,000,000

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.270%, due 11/01/11	5,000,000	5,000,000
0.150%, due 11/02/11	5,000,000	5,000,000
Svenska Handelsbanken AB
0.150% , due 11/17/11	5,000,000	5,000,000
Westpac Banking Corp.
0.260% , due 11/01/11[2]	1,750,000	1,750,000
Total certificates of deposit (cost—$41,750,018)		41,750,018

Commercial paper[1]—52.57%
Asset backed-banking—2.29%
Atlantis One Funding
0.200%, due 11/03/11	5,000,000	4,999,944
0.190%, due 11/14/11	5,000,000	4,999,657
		9,999,601
Asset backed-miscellaneous—22.17%
Amsterdam Funding Corp.
0.250% , due 11/29/11	5,000,000	4,999,028
Barton Capital LLC
0.450% , due 11/01/11	5,000,000	5,000,000
Bryant Park Funding LLC
0.170% , due 11/04/11	8,000,000	7,999,887
Chariot Funding LLC
0.140%, due 11/03/11	4,000,000	3,999,969
0.140%, due 11/15/11	5,000,000	4,999,728
Gotham Funding Corp.
0.200%, due 11/21/11	5,000,000	4,999,444
0.350%, due 01/13/12	3,000,000	2,997,871
Jupiter Securitization Co. LLC
0.140% , due 11/04/11	9,000,000	8,999,895
Liberty Street Funding LLC
0.150%, due 11/14/11	3,000,000	2,999,837
0.150%, due 11/28/11	5,000,000	4,999,437
Market Street Funding LLC
0.130% , due 11/21/11	3,990,000	3,989,712
Old Line Funding Corp.
0.210% , due 11/14/11	5,000,000	4,999,621
Regency Markets No.1 LLC
0.250% , due 11/21/11	5,000,000	4,999,306
Salisbury Receivables Co. LLC
0.190%, due 11/03/11	3,000,000	2,999,968
0.210%, due 11/21/11	7,000,000	6,999,183
Sheffield Receivables Corp.
0.200%, due 11/16/11	3,000,000	2,999,750
0.210%, due 11/28/11	5,000,000	4,999,212
Thames Asset Global Securitization No. 1
0.250% , due 11/21/11	5,000,000	4,999,306
Windmill Funding Corp.
0.250%, due 11/30/11	5,000,000	4,998,993
0.250%, due 12/01/11	3,000,000	2,999,375
		96,979,522

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-securities—2.97%
Argento Variable Funding Co. LLC
0.260%, due 11/10/11	5,000,000	4,999,675
0.270%, due 11/22/11	3,000,000	2,999,528
Grampian Funding LLC
0.270% , due 11/01/11	5,000,000	5,000,000
		12,999,203
Banking-non-US—5.49%
Credit Suisse
0.160%, due 11/10/11	4,000,000	3,999,840
0.190%, due 11/15/11	5,000,000	4,999,630
0.320%, due 12/01/11	5,000,000	4,998,667
National Bank of Canada
0.030% , due 11/14/11	5,000,000	4,999,946
Svenska Handelsbanken, Inc.
0.250% , due 12/14/11	5,000,000	4,998,507
		23,996,590
Banking-US—10.97%
Barclays US Funding Corp.
0.120% , due 11/01/11	10,000,000	10,000,000
Deutsche Bank Financial LLC
0.160%, due 11/01/11	3,000,000	3,000,000
0.160%, due 11/03/11	5,000,000	4,999,956
HSBC USA, Inc.
0.210% , due 12/22/11	3,000,000	2,999,107
ING (US) Funding LLC
0.360%, due 11/03/11	3,000,000	2,999,940
0.130%, due 11/14/11	3,000,000	2,999,859
0.200%, due 11/16/11	6,000,000	5,999,500
Nordea N.A., Inc.
0.230% , due 12/07/11	2,000,000	1,999,540
Societe Generale N.A., Inc.
0.400% , due 11/04/11	8,000,000	7,999,733
State Street Corp.
0.200% , due 01/11/12	5,000,000	4,998,028
		47,995,663
Finance-captive automotive—2.29%
Toyota Motor Credit Corp.
0.130%, due 12/06/11	5,000,000	4,999,368
0.250%, due 12/29/11	5,000,000	4,997,986
		9,997,354
Finance-noncaptive diversified—2.28%
General Electric Capital Corp.
0.080%, due 12/13/11	5,000,000	4,999,533
0.250%, due 01/17/12	5,000,000	4,997,327
		9,996,860
Insurance-life—4.11%
Axa Financial, Inc.
0.210% , due 11/14/11	5,000,000	4,999,621
MetLife Short Term Funding LLC
0.240%, due 11/21/11	4,000,000	3,999,467

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Insurance-life—(concluded)
0.180%, due 11/23/11	3,000,000	2,999,670
0.240%, due 12/29/11	6,000,000	5,997,680
		17,996,438
Total commercial paper (cost—$229,961,231)		229,961,231

Short-term corporate obligations—1.26%
Banking-non-US—0.92%
Svenska Handelsbanken
0.376% , due 12/08/11[2,3]	2,500,000	2,500,000
Westpac Securities NZ Ltd.
0.409% , due 11/04/11[2,3]	1,500,000	1,500,000
		4,000,000
Banking-US—0.34%
JPMorgan Chase Bank N.A.
0.367% , due 12/09/11[2]	1,500,000	1,500,000
Total short-term corporate obligations (cost—$5,500,000)		5,500,000

Repurchase agreements—18.27%
Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.100% due 11/01/11, collateralized by $55,223,000 Federal Home Loan Mortgage Corp. obligations, 1.750% due 06/15/12; (value—$56,100,555); proceeds: $55,000,153	55,000,000	55,000,000
Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.100% due 11/01/11, collateralized by $34,648,181 US Treasury Bond Coupon Strips, zero coupon due 05/15/23; (value—$24,990,001); proceeds: $24,500,068	24,500,000	24,500,000
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $434,066 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14; (value—$434,940); proceeds: $426,000	426,000	426,000
Total repurchase agreements (cost—$79,926,000)		79,926,000
Total investments (cost—$438,612,214)—100.26%		438,612,214
Liabilities in excess of other assets—(0.26)%		(1,152,714)
Net assets (applicable to 437,461,803 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		437,459,500

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.
2

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.92% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PACE Select Advisors Trust

PACE Money Market Investments

Schedule of investments – October 31, 2011 (unaudited)

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the
	Value at	months ended	months ended	Value at	three months ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	—	2,040,000	2,040,000	—	1

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	76,474,965	—	76,474,965
Bank note	—	5,000,000	—	5,000,000
Certificates of deposit	—	41,750,018	—	41,750,018
Commercial paper	—	229,961,231	—	229,961,231
Short-term corporate obligations	—	5,500,000	—	5,500,000
Repurchase agreements	—	79,926,000	—	79,926,000
Total	—	438,612,214	—	438,612,214

Issuer breakdown by country of origin

Percentage of
total investments (%)
United States	80.0
Japan	5.7
Switzerland	3.2
Sweden	2.8
Canada	2.5
United Kingdom	2.2
Finland	1.7
Australia	1.0
Norway	0.5
Netherlands	0.2
France	0.2
Total	100.0

Weighted average maturity— 36 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—22.83%
GNMA
3.500%, due 11/15/40[1]	870,293	903,847
3.500%, due 01/15/41[1]	7,813,117	8,114,349
4.000%, due 04/15/40[1]	406,993	434,918
4.000%, due 06/15/40[1]	990,010	1,057,938
4.000%, due 08/15/40[1]	133,998	143,192
4.000%, due 09/15/40[1]	770,750	823,634
4.000%, due 10/15/40[1]	58,629	62,652
4.000%, due 11/15/40[1]	487,602	521,058
4.000%, due 12/15/40[1]	888,568	949,535
4.000%, due 01/15/41[1]	159,093	170,008
4.000%, due 02/15/41[1]	1,375,525	1,469,904
4.000%, due 07/15/41[1]	5,507,528	5,885,787
4.000%, due 08/15/41[1]	4,534,558	4,845,688
4.000%, due 09/15/41[1]	3,647,419	3,897,680
4.000%, due 10/15/41[1]	920,054	983,182
4.500%, due 06/15/39	900,900	983,151
4.500%, due 08/15/39	1,568,673	1,711,278
4.500%, due 09/15/39	2,730,006	2,979,039
5.000%, due 05/15/40	2,500,001	2,750,856
5.000%, due 05/15/41	500,001	552,984
5.500%, due 06/15/37[1]	37,971	42,192
5.500%, due 07/15/37[1]	90,866	100,969
5.500%, due 12/15/37[1]	51,468	57,190
5.500%, due 02/15/38[1]	22,721	25,263
5.500%, due 07/15/38[1]	99,767	110,829
5.500%, due 08/15/38[1]	45,055	50,050
5.500%, due 10/15/38[1]	4,251,309	4,723,977
5.500%, due 12/15/38[1]	79,966	88,858
5.500%, due 03/15/39[1]	816,806	907,365
5.500%, due 04/15/39[1]	32,346	35,932
5.500%, due 05/15/39[1]	678,025	753,312
5.500%, due 09/15/39[1]	3,092,572	3,436,087
5.500%, due 12/15/39[1]	756,842	840,753
5.500%, due 01/15/40[1]	16,275	18,079
5.500%, due 02/15/40[1]	237,712	264,067
5.500%, due 03/15/40[1]	427,677	475,093
5.500%, due 04/15/40[1]	26,891	29,982
5.500%, due 05/15/40[1]	112,733	125,232
5.500%, due 06/15/40[1]	725,829	806,301
6.000%, due 10/15/31	3,454	3,879
6.000%, due 03/15/34	3,715	4,167
6.000%, due 08/15/34	6,269	7,032
6.000%, due 07/15/36	126,490	142,470
6.500%, due 02/15/29	2,352	2,694
6.500%, due 11/15/34	17,769	20,085
6.500%, due 01/15/36	37,160	42,003
6.500%, due 03/15/36	2,078	2,345
6.500%, due 09/15/36	850,928	960,031
6.500%, due 02/15/37	43,726	49,274
6.500%, due 04/15/37	26,859	30,309
6.500%, due 01/15/38	18,563	20,982
6.500%, due 06/15/38	169,593	191,602
6.500%, due 07/15/38	75,848	85,353
6.500%, due 08/15/38	4,010	4,512
6.500%, due 10/15/38	383,385	431,432
6.500%, due 11/15/38	36,328	40,881
7.500%, due 08/15/21	5,757	6,681
7.500%, due 09/15/23	928	1,080
8.000%, due 02/15/23	1,353	1,589
8.250%, due 04/15/19	347,787	395,636
10.500%, due 02/15/19	26,794	27,034

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
10.500%, due 06/15/19	32,757	37,789
10.500%, due 07/15/19	67,007	74,153
10.500%, due 07/15/20	3,314	3,407
10.500%, due 08/15/20	29,471	32,776
10.500%, due 09/15/20	3,260	3,771
11.500%, due 05/15/19	3,014	3,523
GNMA II
4.500%, due 08/20/40	462,700	502,450
9.000%, due 04/20/25	22,297	26,749
9.000%, due 12/20/26	4,134	4,963
9.000%, due 01/20/27	12,499	15,023
9.000%, due 06/20/30	1,490	1,573
9.000%, due 09/20/30	1,284	1,303
9.000%, due 10/20/30	8,339	10,128
9.000%, due 11/20/30	5,766	7,003
GNMA II ARM
2.250%, due 02/20/28	3,767	3,895
2.375%, due 06/20/22	131,366	136,174
2.375%, due 01/20/23	100,667	104,163
2.375%, due 03/20/23	49,842	51,573
2.375%, due 01/20/24	125,494	129,852
2.375%, due 04/20/24	148,903	154,353
2.375%, due 01/20/25	11,846	12,258
2.375%, due 02/20/25	33,089	34,238
2.375%, due 05/20/25	12,315	12,766
2.375%, due 03/20/26	26,557	27,480
2.375%, due 04/20/26	233,607	242,158
2.375%, due 06/20/26	99,302	102,938
2.375%, due 01/20/27	168,818	174,680
2.375%, due 02/20/27	16,307	16,873
2.375%, due 04/20/27	60,040	62,237
2.375%, due 01/20/28	18,746	19,397
2.375%, due 02/20/28	11,138	11,524
2.375%, due 04/20/30	40,807	42,300
2.375%, due 05/20/30	822,810	852,929
2.500%, due 04/20/18	4,594	4,768
2.500%, due 11/20/21	29,005	30,190
2.500%, due 03/20/25	42,273	43,768
2.500%, due 10/20/30	29,684	30,897
2.625%, due 07/20/17	7,048	7,301
2.625%, due 09/20/21	147,358	152,660
2.625%, due 08/20/25	33,511	34,717
2.625%, due 09/20/25	40,949	42,422
2.625%, due 08/20/26	45,018	46,638
2.625%, due 09/20/26	7,069	7,323
2.625%, due 07/20/27	17,589	18,221
2.625%, due 08/20/27	43,176	44,729
2.625%, due 07/20/30	217,686	225,519
2.625%, due 08/20/30	173,578	179,824
3.000%, due 04/20/18	7,546	7,851
3.000%, due 05/20/25	90,513	94,528
3.000%, due 06/20/25	25,654	26,689
3.500%, due 03/20/25	21,668	22,542
4.000%, due 01/20/18	128,650	133,970
4.000%, due 05/20/18	6,180	6,454
4.000%, due 06/20/19	15,008	15,674
4.500%, due 06/20/19	23,585	24,737
GNMA TBA
3.500%	16,000,000	16,553,890
4.500%	12,000,000	13,039,844
5.000%	35,000,000	38,461,339
5.500%	1,000,000	1,109,844

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
6.000%	10,000,000	11,171,875
6.500%	1,000,000	1,124,297
Total government national mortgage association certificates (cost—$138,195,824)		140,182,192

Federal home loan mortgage corporation certificates*—24.33%
FHLMC
5.000%, due 10/01/29	1,649,162	1,784,542
5.000%, due 06/01/34	82,302	88,518
5.000%, due 04/01/35	110,784	121,194
5.000%, due 07/01/35	350,740	381,121
5.000%, due 01/01/38	438,606	470,842
5.000%, due 03/01/38	423,309	454,420
5.000%, due 06/01/38	217,233	233,198
5.000%, due 09/01/38	1,868,398	2,005,718
5.000%, due 06/01/39	794,355	852,671
5.000%, due 08/01/39	147,142	157,933
5.000%, due 11/01/40	681,228	731,403
5.500%, due 02/01/33	652,720	709,947
5.500%, due 12/01/33	345,475	375,764
5.500%, due 12/01/34	354,954	386,019
5.500%, due 06/01/35	3,524,417	3,832,322
5.500%, due 06/01/36	3,697,603	4,020,637
5.500%, due 03/01/37	665,929	724,731
5.500%, due 04/01/37	730,423	790,355
5.500%, due 10/01/37	62,200	67,303
5.500%, due 11/01/37	1,745,920	1,889,174
5.500%, due 12/01/38	28,080	30,559
6.000%, due 11/01/37	15,271,556	16,710,722
7.000%, due 08/01/25	925	1,060
7.500%, due 10/01/17	1,331	1,337
8.000%, due 03/01/13	8,758	8,861
9.000%, due 04/01/25	36,748	44,903
11.000%, due 09/01/15	648	679
11.000%, due 10/01/15	248	272
11.000%, due 12/01/15	3,763	4,259
11.000%, due 04/01/19	4,366	5,212
11.000%, due 06/01/19	382	384
11.000%, due 08/01/20	29	29
11.000%, due 09/01/20	1,217	1,438
11.500%, due 01/01/16	2,161	2,194
11.500%, due 01/01/18	7,307	8,581
11.500%, due 05/01/19	2,287	2,299
11.500%, due 06/01/19	18,048	21,879
FHLMC ARM
2.368%, due 11/01/27	153,695	161,500
2.387%, due 01/01/28	61,759	64,239
2.433%, due 04/01/29	262,339	275,702
2.446%, due 10/01/23	127,472	133,810
2.453%, due 07/01/24	233,403	234,903
2.510%, due 11/01/29	546,815	577,755
2.531%, due 06/01/28	477,304	503,749
2.532%, due 07/01/28	190,396	200,846
2.564%, due 12/01/29	119,656	126,402
2.665%, due 11/01/25	315,317	334,281
2.665%, due 01/01/29	256,745	271,335
2.707%, due 10/01/27	337,529	357,179
2.719%, due 10/01/27	372,111	394,136
2.875%, due 01/01/30	36,275	37,878
5.107%, due 10/01/29	13,994	14,547
FHLMC TBA
4.000%	18,700,000	19,395,406

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates*—(concluded)
4.500%	48,000,000	50,610,000
5.000%	17,000,000	18,224,530
5.500%	19,000,000	20,522,968
Total federal home loan mortgage corporation certificates (cost—$148,519,985)		149,363,646

Federal housing administration certificates—0.17%
FHA GMAC
7.400% , due 02/01/21[2]	373,172	368,815
FHA Reilly
6.896% , due 07/01/20	675,708	675,708
Total federal housing administration certificates (cost—$1,049,820)		1,044,523

Federal national mortgage association certificates*—88.24%
FNMA
3.500%, due 09/01/25[1]	8,596,406	8,944,202
3.500%, due 10/01/25[1]	18,015,091	18,743,951
3.500%, due 11/01/25[1]	2,421,932	2,519,919
3.500%, due 09/01/39[1]	293,343	298,501
3.500%, due 11/01/39[1]	489,777	498,338
3.500%, due 08/01/40[1]	791,865	805,650
3.500%, due 09/01/40[1]	55,401	56,369
3.500%, due 10/01/40[1]	254,140	258,583
3.500%, due 11/01/40[1]	1,974,665	2,009,183
3.500%, due 12/01/40[1]	12,416,814	12,633,867
3.500%, due 02/01/41[1]	246,540	250,850
3.500%, due 08/01/41[1]	249,313	253,671
3.500%, due 11/01/41[1]	500,000	508,740
4.000%, due 05/01/18	180,673	188,959
4.000%, due 03/01/19	203,525	214,004
4.000%, due 06/01/19	225,656	237,275
4.000%, due 07/01/24	2,000,000	2,103,604
4.000%, due 11/01/24	5,571,244	5,859,846
4.000%, due 06/01/25	2,428,752	2,553,808
4.000%, due 02/01/26	5,000,001	5,263,698
4.000%, due 03/01/26	1,999,999	2,105,478
4.000%, due 05/01/39[1]	536,987	561,980
4.000%, due 09/01/39[1]	885,863	928,063
4.000%, due 03/01/40[1]	10,341,223	10,762,749
4.000%, due 09/01/40[1]	4,020,925	4,184,825
4.000%, due 10/01/40[1]	4,017,686	4,181,455
4.000%, due 11/01/40[1]	9,525,770	9,914,057
4.000%, due 12/01/40[1]	18,590,521	19,348,303
4.000%, due 01/01/41[1]	45,722,513	47,586,241
4.000%, due 02/01/41[1]	37,100,068	38,610,524
4.000%, due 03/01/41[1]	7,165,156	7,456,100
4.000%, due 09/01/41[1]	41,922,626	43,624,914
4.500%, due 03/01/23	55,446	59,981
4.500%, due 02/01/33	83,305	88,563
4.500%, due 05/01/38	630,116	667,529
4.500%, due 08/01/38	1,106,258	1,171,942
4.500%, due 01/01/39	47,769	50,606
4.500%, due 02/01/39	546,463	578,909
4.500%, due 03/01/39	2,427,588	2,570,209
4.500%, due 04/01/39	1,682,761	1,782,675
4.500%, due 07/01/39	23,511	25,146
4.500%, due 09/01/39	1,163,294	1,232,705
4.500%, due 10/01/39	943,396	998,820
4.500%, due 01/01/40	160,353	169,774
4.500%, due 07/01/40	2,284,998	2,419,336
4.500%, due 01/01/41	1,919,854	2,032,645

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(continued)
4.500%, due 05/01/41	2,693,494	2,851,737
4.500%, due 07/01/41	401,464	425,051
4.500%, due 08/01/41	2,200,808	2,330,106
5.000%, due 08/01/18	41,146	43,724
5.000%, due 03/01/23	32,844	35,423
5.000%, due 05/01/23	644,642	698,242
5.000%, due 09/01/23	2,438,343	2,661,984
5.000%, due 07/01/24	3,274,876	3,567,057
5.000%, due 05/01/28	73,134	78,745
5.000%, due 06/01/28	304,574	327,940
5.000%, due 08/01/33[1]	196,321	211,874
5.000%, due 12/01/33[1]	3,513,354	3,791,678
5.000%, due 01/01/34[1]	645,921	697,090
5.000%, due 11/01/36[1]	6,670,172	7,193,363
5.000%, due 12/01/36[1]	561,587	605,548
5.000%, due 03/01/38[1]	1,727,653	1,861,006
5.000%, due 02/01/39[1]	242,669	261,400
5.000%, due 07/01/39[1]	671,693	723,539
5.000%, due 09/01/39[1]	400,000	430,813
5.000%, due 03/01/40[1]	234,198	252,312
5.000%, due 06/01/40[1]	972,653	1,047,881
5.000%, due 07/01/40[1]	1,269,866	1,368,082
5.000%, due 05/01/41[1]	549,642	591,982
5.000%, due 06/01/41[1]	722,483	779,312
5.000%, due 08/01/41[1]	84,214	90,885
5.000%, due 10/01/41[1]	343,504	370,716
5.500%, due 06/01/17	67,623	72,394
5.500%, due 07/01/22	381,771	414,137
5.500%, due 02/01/23	59,854	64,928
5.500%, due 02/01/32	33,821	36,997
5.500%, due 11/01/32	617,765	674,426
5.500%, due 12/01/33	5,572	6,082
5.500%, due 04/01/34	295,739	324,975
5.500%, due 11/01/34	1,074,336	1,172,537
5.500%, due 01/01/35	238,908	261,791
5.500%, due 02/01/35	27,543	30,061
5.500%, due 05/01/37	1,761,142	1,929,827
5.500%, due 07/01/37	2,786,816	3,027,615
5.500%, due 09/01/38	4,889,872	5,312,388
5.500%, due 06/01/39	8,754,303	9,592,801
6.000%, due 11/01/21	432,234	470,158
6.000%, due 06/01/22	41,216	44,819
6.000%, due 01/01/23	977,102	1,068,176
6.000%, due 03/01/23	1,747,456	1,900,777
6.000%, due 11/01/26	187,574	205,863
6.000%, due 04/01/32	52,027	57,750
6.000%, due 09/01/32	35,428	39,325
6.000%, due 10/01/32	66,343	73,641
6.000%, due 12/01/32	102,444	113,713
6.000%, due 01/01/33	231,253	256,691
6.000%, due 02/01/33	116,642	129,400
6.000%, due 09/01/34	867,944	962,394
6.000%, due 04/01/35	3,224	3,555
6.000%, due 05/01/35	508,897	561,483
6.000%, due 06/01/35	112,954	124,531
6.000%, due 07/01/35	526,742	581,660
6.000%, due 08/01/35	293,532	323,619
6.000%, due 09/01/35	89,022	98,982
6.000%, due 01/01/36	243,013	269,441
6.000%, due 09/01/36	298,428	330,882
6.000%, due 10/01/36	589,457	648,219
6.000%, due 11/01/36	6,726	7,396

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates*—(concluded)
6.000%, due 01/01/37	460,501	506,514
6.000%, due 03/01/37	200,634	221,643
6.000%, due 08/01/37	499,583	548,761
6.000%, due 09/01/37	2,100,787	2,307,583
6.000%, due 12/01/37	386,584	424,639
6.000%, due 06/01/38	64,243	70,526
6.000%, due 08/01/38	66,386	72,880
6.000%, due 09/01/38	2,561,668	2,812,231
6.000%, due 10/01/38	3,425,692	3,764,643
6.000%, due 01/01/39	2,727,862	3,008,263
6.000%, due 10/01/39	68,683	75,444
6.500%, due 09/01/12	781	802
6.500%, due 12/01/12	1,770	1,898
6.500%, due 01/01/13	491	506
6.500%, due 02/01/13	3,005	3,088
6.500%, due 03/01/13	5,866	6,028
6.500%, due 04/01/13	535	550
6.500%, due 06/01/13	7,868	8,217
6.500%, due 07/01/13	2,390	2,494
6.500%, due 08/01/13	2,723	2,847
6.500%, due 09/01/13	8,489	8,875
6.500%, due 10/01/13	5,865	6,125
6.500%, due 11/01/13	16,736	17,499
6.500%, due 07/01/19	34,315	37,830
6.500%, due 10/01/36	1,551,598	1,725,576
6.500%, due 02/01/37	22,225	24,641
6.500%, due 07/01/37	486,656	539,552
6.500%, due 08/01/37	599,070	664,183
6.500%, due 09/01/37	923,978	1,024,406
6.500%, due 12/01/37	1,437,782	1,594,056
6.500%, due 08/01/38	34,905	38,655
6.500%, due 05/01/40	6,901,243	7,608,216
7.500%, due 11/01/26	25,973	29,877
8.000%, due 11/01/26	39,110	45,206
9.000%, due 10/01/19	20,882	21,054
9.000%, due 02/01/26	28,793	33,877
10.500%, due 09/01/15	5,549	5,674
10.500%, due 08/01/20	979	1,021
10.500%, due 04/01/22	331	366
11.000%, due 10/01/15	1,071	1,087
11.000%, due 02/01/16	978	984
FNMA ARM
1.443%, due 03/01/44	594,153	608,258
1.610%, due 10/01/26	734,292	746,075
1.625%, due 09/01/15	37,181	37,201
2.220%, due 09/01/26	30,869	31,952
2.329%, due 02/01/26	49,802	51,851
2.462%, due 02/01/30	7,734	8,019
2.645%, due 07/01/30	25,791	26,634
2.686%, due 05/01/30	116,783	122,904
2.782%, due 12/01/27	43,353	45,814
3.060%, due 03/01/25	209,876	221,011
FNMA TBA
3.000%	4,000,000	4,082,500
4.000%	10,000,000	10,507,812
4.500%	72,700,000	77,007,706
5.000%	37,400,000	40,214,462
5.500%	28,500,000	30,901,562
6.000%	16,500,000	18,080,390
Total federal national mortgage association certificates (cost—$531,932,807)		541,769,939

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—12.84%
ARM Trust, Series 2005-8, Class 3A21
5.211% , due 11/25/35	2,287,073	1,559,731
Bear Stearns Asset Backed Securities Trust,
Series 2003-AC5, Class A1
5.750%, due 10/25/33[3]	2,379,662	2,400,417
Series 2004-AC3, Class A2
5.500%, due 06/25/34[3]	2,620,559	2,606,196
Chevy Chase Funding LLC, Series 2004-1, Class A1
0.525% , due 01/25/35[4,5]	252,401	172,918
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1
0.375% , due 05/25/48[4,5]	1,627,716	626,592
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1
0.455% , due 05/20/465	4,098,304	1,953,912
FHLMC REMIC,*
Series 0023, Class KZ
6.500%, due 11/25/23	62,795	70,707
Series 0159, Class H
4.500%, due 09/15/21	16,514	17,328
Series 1003, Class H
1.000%, due 10/15/20[5]	67,640	67,652
Series 1349, Class PS
7.500%, due 08/15/22	3,262	3,689
Series 1502, Class PX
7.000%, due 04/15/23	460,964	523,941
Series 1534, Class Z
5.000%, due 06/15/23	232,349	232,261
Series 1573, Class PZ
7.000%, due 09/15/23	76,502	86,772
Series 1658, Class GZ
7.000%, due 01/15/24	38,207	43,507
Series 1694, Class Z
6.500%, due 03/15/24	335,808	362,557
Series 1775, Class Z
8.500%, due 03/15/25	7,453	8,588
Series 2411, Class FJ
0.593%, due 12/15/29[5]	56,164	56,368
Series 3312, Class FN
0.463%, due 07/15/36[5]	2,728,196	2,713,018
FNMA REMIC,*
Trust 1987-002, Class Z
11.000%, due 11/25/17	170,357	191,492
Trust 1988-007, Class Z
9.250%, due 04/25/18	177,457	199,287
Trust 1992-129, Class L
6.000%, due 07/25/22	10,682	11,865
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	31,201	35,585
Trust 1993-037, Class PX
7.000%, due 03/25/23	408,017	457,098
Trust 1993-240, Class Z
6.250%, due 12/25/13	899	933
Trust 1993-250, Class Z
7.000%, due 12/25/23	13,015	13,722
Trust 2004-72, Class F
0.745%, due 09/25/34[5]	3,059,298	3,068,193
Trust 2005-088, Class A
0.408%, due 10/25/35[5]	2,722,501	2,655,339
Trust 2007-4, Class DF

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
0.690%, due 02/25/37[5]	2,890,983	2,890,478
Trust G92-040, Class ZC
7.000%, due 07/25/22	44,477	49,328
Trust G94-006, Class PJ
8.000%, due 05/17/24	54,616	62,579
GNMA REMIC,
Trust 2000-009, Class FH
0.743%, due 02/16/30[5]	45,058	45,157
Trust 2010-H01, Class FA
1.056%, due 01/20/60[5]	5,832,428	5,884,336
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.565% , due 02/25/35[5]	1,083,909	656,971
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.745% , due 06/27/37[4,5]	3,950,478	3,134,893
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-FL1A, Class A1
0.618% , due 07/15/19[4,5]	7,202,807	6,932,939
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.141% , due 07/15/44[5]	2,500,000	2,713,940
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.080% , due 12/25/34[5]	998,184	939,592
Mortgage Equity Conversion Asset Trust,
Series 2006-SFG3, Class A
0.630%, due 10/25/41[4,5]	1,455,712	1,310,141
Series 2007-FF1, Class A
0.610%, due 01/25/42[4,5]	1,629,468	1,500,129
Series 2007-FF3, Class A
0.600%, due 05/25/42[4,5]	6,183,152	5,564,837
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.621% , due 03/06/20[5]	4,241,246	4,241,246
RBSSP, Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.745% , due 12/26/36[4,5]	3,206,708	3,023,775
RiverView HECM Trust, Series 2008-1, Class A1
0.995% , due 09/26/41[4,5]	7,335,762	7,042,331
Sequoia Mortgage Trust, Series 5, Class A
0.594% , due 10/19/26[5]	414,759	354,572
Structured ARM Loan, Series 2007-4, Class 1A2
0.465% , due 05/25/37	533,149	281,680
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
0.455%, due 04/25/36[5]	1,727,238	949,673
Series 2007-AR5, Class A2
0.795%, due 09/25/47[5]	9,624,982	2,894,819
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6
2.462%, due 09/25/33[5]	3,556,025	3,365,525
Series 2003-AR9, Class 2A
2.562%, due 09/25/33[5]	899,864	856,232

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Wells Fargo Mortgage Backed Securities Trust, Series 2007-14, Class 1A1
6.000% , due 10/25/37	4,328,971	3,988,852
Total collateralized mortgage obligations (cost—$84,511,377)		78,823,693

Asset-backed securities—2.63%
Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV3
0.495% , due 04/25/36[5]	1,104,484	941,970
Cumberland CLO Ltd., Series 2005-2A, Class A
0.525% , due 11/10/19[4,5]	7,788,424	7,465,952
EMC Mortgage Loan Trust, Series 2003-A, Class A2
0.995% , due 08/25/40[4,5]	290,384	211,457
Green Tree Financial Corp., Series 1998-2, Class A5
6.240% , due 12/01/28[5]	45,702	47,908
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
0.685% , due 08/25/33[5]	426,284	351,210
SLM Student Loan Trust,
Series 2009-D, Class A
3.500%, due 08/17/43[4,5]	4,661,067	4,588,882
Series 2010-A, Class 2A
3.493%, due 05/16/44[4,5]	1,913,584	1,967,726
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
0.925% , due 01/25/34[5]	57,784	43,226
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.633% , due 04/17/21[4,5]	600,000	542,689
Total asset-backed securities (cost—$16,639,807)		16,161,020

Stripped mortgage-backed securities—1.10%
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class AX *
1.574% , due 11/25/19[5,6,7]	24,761,219	2,095,762
FHLMC REMIC,*
Series 0013, Class B
7.000%, due 06/25/23[6,7]	164,088	33,103
Series 2136, Class GD
7.000%, due 03/15/29[6,7]	11,187	1,984
Series 2178, Class PI
7.500%, due 08/15/29[6]	65,311	13,378
GNMA REMIC, Trust 2011-92, Class IX
1.445% , due 11/16/44[5,6,7]	37,359,957	3,377,079
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class XA
1.065% , due 06/15/44[4,5,6]	28,933,120	1,208,826
Total stripped mortgage-backed securities (cost—$6,508,914)		6,730,132

Short-term US government obligations[8]—3.70%
US Treasury Bills
0.028%, due 03/22/12	21,100,000	21,097,088
0.041%, due 03/15/12	1,640,000	1,639,816
Total short-term US government obligations (cost—$22,737,458)		22,736,904

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—4.77%

Repurchase agreement dated 10/31/11 with Citigroup Global Markets, Inc., 0.090% due 11/01/11, collateralized by $4,715,000 US Treasury Notes, 2.250% due 01/31/15; (value—$5,014,764); proceeds: $4,900,012

	4,900,000	4,900,000

Repurchase agreement dated 10/31/11 with Citigroup Global Markets, Inc., 0.120% due 11/01/11, collateralized by $6,415,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12; (value—$6,732,126); proceeds: $6,600,022

	6,600,000	6,600,000

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.090% due 11/01/11, collateralized by $12,670,000 US Treasury Notes, 1.375% due 11/30/15; (value—$13,099,646); proceeds: $12,800,032

	12,800,000	12,800,000

Repurchase agreement dated 10/31/11 with JP Morgan Securities LLC, 0.120% due 11/01/11, collateralized by $5,100,000 Federal National Mortgage Association obligations, 0.870% due 09/12/14; (value—$5,112,822); proceeds: $5,000,017

	5,000,000	5,000,000
Total repurchase agreements (cost—$29,300,000)		29,300,000

	Notional amount
Swaptions purchased—0.11%
Put swaptions purchased—0.11%
3 Month USD LIBOR[9] Interest Rate Swap, strike @ 2.000%, expires 09/24/12, (Counterparty: Bank of America N.A.; receive floating rate), underlying swap terminates 09/26/42[7]	6,400,000	263,680
3 Month USD LIBOR[9] Interest Rate Swap, strike @ 3.273%, expires 09/24/12, (Counterparty: Deutsche Bank AG; receive floating rate), underlying swap terminates 09/26/42[7]	9,600,000	395,520
Total swaptions purchased (cost—$659,200)		659,200
Total investments before investments sold short (cost—$980,055,192)—160.72%		986,771,249

Investments sold short—(39.39)%
FNMA TBA*
3.500%	(34,600,000)	(35,570,062)
4.000%	(174,500,000)	(181,370,938)
5.000%	(4,000,000)	(4,293,125)
GNMA TBA
3.500%	(7,430,000)	(7,716,051)
4.000%	(10,000,000)	(10,659,687)
5.500%	(2,000,000)	(2,216,250)
Total investments sold short (proceeds—$241,092,920)—(39.39)%		(241,826,113)
Liabilities in excess of other assets—(21.33)%		(130,977,621)
Net assets—100.00%		613,967,515

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,665,017
Gross unrealized depreciation	(8,948,960)
Net unrealized appreciation	$6,716,057

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Entire amount designated as collateral for investments sold short.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Step bond that converts to the noted fixed rate at a designated future date.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.18% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
6

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

7	Illiquid securities representing 1.12% of net assets as of October 31, 2011.
8	Rate shown is the discount rate at date of purchase.
9	3 Month LIBOR at October 31, 2011 was 0.429%.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

		Purchases			Net income
		during the	Sales		earned from
		three months	during the three		affiliate for the
	Value at	ended	months ended	Value at	three months ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	—	10,200,009	10,200,009	—	14

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2011.
CLO	Collateralized Loan Obligation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MLCC	Merrill Lynch Credit Corporation
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Swaptions7

Notional amount (000)	Put options written	Counterparty	Pay/receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
30,000	3 Month USD LIBOR[10] Interest Rate Swap, strike @ 2.250%; terminating 09/26/17	Bank of America	Pay	09/24/12	273,000	(273,000)	—
45,000	3 Month USD LIBOR[10] Interest Rate Swap, strike @ 2.250%; terminating 09/26/17	Deutsche Bank AG	Pay	09/24/12	409,500	(409,500)	—
					682,500	(682,500)	—

10	3 Month LIBOR at October 31, 2011 was 0.429%

Swaptions activity for the three months ended October 31, 2011 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2011	—
Swaptions written	1,566,395
Swaptions terminated in closing purchase transactions	(883,895)
Swaptions outstanding at October 31, 2011	682,500

PACE Select Advisors Trust

PACE Government Securities Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government national mortgage association certificates	—	140,182,192	—	140,182,192
Federal home loan mortgage corporation certificates	—	149,363,646	—	149,363,646
Federal housing administration certificates	—	—	1,044,523	1,044,523
Federal national mortgage association certificates	—	541,769,939	—	541,769,939
Collateralized mortgage obligations	—	78,823,693	—	78,823,693
Asset-backed securities	—	16,161,020	—	16,161,020
Stripped mortgage-backed securities	—	6,730,132	—	6,730,132
Short-term US government obligations	—	22,736,904	—	22,736,904
Repurchase agreements	—	29,300,000	—	29,300,000
Options purchased	—	659,200	—	659,200
Federal national mortgage association and government national mortgage association certificates sold short	—	(241,826,113)	—	(241,826,113)
Swaptions written, net	—	(682,500)	—	(682,500)
Total	—	743,218,113	1,044,523	744,262,636

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2011:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	1,078,815	20,359,302	4,763,949	26,202,066
Purchases	—	—	—	—
Sales	(33,814)	(108,628)	(15,281)	(157,723)
Accrued discounts/(premiums)	(27)	17,157	(189,021)	(171,891)
Net realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	(451)	(466,186)	26,258	(440,379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[11]	—	(19,801,645)	(4,585,905)	(24,387,550)
Ending balance	1,044,523	—	—	1,044,523

The net change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2011 was $(451).

11

Transfers out of Level 3 represent the value at the end of the period. At October 31, 2011, securities were transferred from Level 3 to Level 2 as the valuation is based on observable inputs from an established pricing source.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
US government obligations—50.68%
US Treasury Bonds
3.750%, due 08/15/41	166,000	183,430
3.875%, due 08/15/40	3,080,000	3,474,145
4.500%, due 02/15/36	35,000	43,400
4.625%, due 02/15/40	585,000	744,595
4.750%, due 02/15/41	4,690,000	6,097,000
6.500%, due 11/15/26	3,325,000	4,871,125
US Treasury Inflation Index Bonds (TIPS)
2.125%, due 02/15/41	2,534,280	3,347,824
US Treasury Inflation Index Notes (TIPS)
2.000%, due 04/15/12	6,569,766	6,633,414
US Treasury Notes
0.250%, due 09/15/14	3,465,000	3,449,858
1.000%, due 09/30/16[2]	53,490,000	53,527,443
1.375%, due 09/30/18	27,950,000	27,548,219
1.500%, due 06/30/16	13,516,000	13,879,310
1.500%, due 07/31/16	44,600,000	45,770,750
2.125%, due 08/15/21	13,935,000	13,874,104
2.250%, due 07/31/18[3]	24,390,000	25,502,794
2.375%, due 05/31/18	21,020,000	22,184,298
2.375%, due 06/30/18	1,265,000	1,333,784
3.625%, due 02/15/20	920,000	1,045,278
Total US government obligations (cost—$230,461,014)		233,510,771

Federal farm credit bank certificate—1.37%
FFCB
2.625%, due 04/17/14 (cost—$5,993,198)	6,000,000	6,296,856

Federal home loan bank certificate—0.51%
FHLB
5.625%, due 06/13/16 (cost—$2,164,889)	2,085,000	2,335,759

Federal home loan mortgage corporation certificates*—2.87%
FHLMC
3.525%, due 09/30/19	10,280,000	10,394,889
5.000%, due 11/13/14	2,500,000	2,818,045
Total federal home loan mortgage corporation certificates (cost—$13,003,445)		13,212,934

Federal national mortgage association certificates*—0.55%
FNMA
3.383%, due 10/09/19[4]	1,290,000	975,207
3.607%, due 10/09/19[4]	910,000	687,936
4.625%, due 05/01/13	845,000	895,162
Total federal national mortgage association certificates (cost—$2,423,722)		2,558,305

Collateralized mortgage obligations—6.81%
Arkle Master Issuer PLC,
Series 2010-2A, Class 1A1
1.692%, due 05/17/60[5,6]	2,015,000	2,009,498
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class A4
6.186%, due 06/11/35	849,438	849,521
Bear Stearns Alternative Loan Trust-A Trust,
Series 2004-13, Class A1
0.985%, due 11/25/34[5]	401,124	348,054
Bear Stearns ARM Trust,
Series 2004-5, Class 2A
3.124%, due 07/25/34	853,701	754,752

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A4
4.680%, due 08/13/39[5]	2,400,000		2,524,298
Countrywide Home Loans,
Series 2006-0A5, Class 2A1
0.445%, due 04/25/46[5]	464,720		242,608
CWCapital COBALT,
Series 2007-C3, Class A4
5.816%, due 05/15/46[5]	840,000		891,924
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, due 11/05/27[6]	1,902,253		1,892,346
Series 2010-ESHA, Class D
5.498%, due 11/05/27[6]	1,210,000		1,190,598
FNMA REMIC,*
Trust 2005-109, Class PV
6.000%, due 10/25/32	1,050,146		1,162,909
Trust 2006-62, Class TA
5.500%, due 06/25/28	1,529		1,528
GNMA REMIC, Trust
Series 2006-3, Class B
5.091%, due 01/16/37[5]	1,486,328		1,595,679
Holmes Master Issuer PLC,
Series 2010-1A, Class A2
1.803%, due 10/15/54[5,6]	2,390,000		2,389,992
JPMorgan Chase Commercial Mortgage Securities,
Series 2003-ML1A, Class A2
4.767%, due 03/12/39	1,455,000		1,504,306
Series 2004-CB8, Class A1A
4.158%, due 01/12/39[6]	1,969,798		2,044,266
Series 2004-CBX, Class A4
4.529%, due 01/12/37	1,007,625		1,006,927
Series 2006-LDP8, Class AM
5.440%, due 05/15/45	1,315,000		1,309,507
Series 2007-CB18, Class A3
5.447%, due 06/12/47	790,000		830,050
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.875%, due 07/25/36	164,045		153,460
Series 2007-S1, Class 1A2
5.500%, due 03/25/22	119,798		111,209
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class AM
5.204%, due 12/12/49[5]	875,000		784,411
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.989%, due 08/13/42	2,075,000		2,276,613
Permanent Master Issuer PLC,
Series 2006-1, Class 6A1
1.087%, due 04/15/20[5,7]	GBP	1,466,000	2,312,438
Small Business Administration,
Series 2004-P10B, Class 1
4.754%, due 08/10/14	400,547		425,216
Structured ARM Loan Trust,
Series 2004-13, Class A2
0.545%, due 09/25/34	205,527		145,465
Series 2004-6, Class 4A1
2.519%, due 06/25/34	2,011,599		1,832,601

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Structured Asset Securities Corp.,
Series 2003-AL1, Class A
3.357%, due 04/25/31[6]	519,708	499,419
WaMu Mortgage Pass Through Certificates,
Series 2007-0A4, Class 1A
1.000%, due 05/25/47[5]	520,207	294,007
Total collateralized mortgage obligations (cost—$31,550,042)		31,383,602

Asset-backed securities—6.49%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A2
0.840%, due 06/09/14	2,184,456	2,185,295
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.343%, due 05/16/16[5,6]	2,160,000	2,179,455
Series 2009-A17, Class A17
4.900%, due 11/15/18[6]	2,360,000	2,592,856
Countrywide Asset-Backed Certificates,
Series 2006-2, Class 2A2
0.435%, due 06/25/36[5]	720,021	597,554
Credit Acceptance Auto Loan Trust,
Series 2010-1, Class A
2.060%, due 04/16/18[6]	1,185,000	1,184,822
Series 2011-1, Class A
2.610%, due 03/15/19[6]	1,105,000	1,105,282
Lehman XS Trust,
Series 2005-6, Class 1A1
0.505%, due 11/25/35[5]	437,739	189,288
Sallie Mae Student Loan Trust,
Series 2004-B, Class A3
0.677%, due 03/15/24[5]	710,000	567,616
Series 2005-8, Class A4
1.168%, due 01/25/28[5]	3,300,000	3,203,481
Series 2008-5, Class A3
1.718%, due 01/25/18[5]	1,100,000	1,117,873
Series 2008-5, Class A4
2.118%, due 07/25/23[5]	2,950,000	3,028,300
Series 2010-C, Class A1
1.893%, due 12/15/17[5,6]	859,655	862,368
Santander Consumer Acquired Receivables Trust,
Series 2011-W0, Class A2
0.910%, due 11/15/13[6]	2,177,556	2,177,749
Santander Drive Auto Receivables Trust,
Series 2010-B, Class A2
1.010%, due 07/15/13[6]	1,852,165	1,852,110
Series 2010-B, Class B
2.100%, due 09/15/14[6]	2,490,000	2,489,472
Series 2011-3, Class C
3.090%, due 05/15/17	1,290,000	1,288,295
Series 2011-S1A, Class B
1.480%, due 05/15/17[6]	1,141,781	1,130,335
Series 2011-S1A, Class D
3.100%, due 05/15/17[6]	840,380	836,935
Series 2011-S2A, Class B
2.060%, due 06/15/17[6]	803,797	802,643
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.730%, due 08/15/36[6]	507,850	502,771
Total asset-backed securities (cost—$30,053,282)		29,894,500

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—27.70%
Airlines—0.27%
American Airlines, Inc.
10.500%, due 10/15/12[2]	1,260,000		1,234,800

Banking-non-US—2.92%
Achmea Hypotheekbank N.V.
3.200%, due 11/03/14[6]	1,031,000		1,089,199
Credit Suisse AG
5.400%, due 01/14/20	900,000		899,038
DEPFA Asset Covered Securities Bank
4.875%, due 10/28/15[6]	1,300,000		1,305,360
DnB NOR Boligkreditt
2.100%, due 10/14/15[6]	1,700,000		1,717,049
Eksportfinans A/S
5.500%, due 05/25/16	1,275,000		1,470,997
HSBC Bank Brazil SA
4.000%, due 05/11/16[6]	2,275,000		2,235,187
NRW Bank
4.100%, due 12/28/12	CAD	870,000	893,087
Royal Bank of Canada MTN
2.300%, due 07/20/16	70,000		71,034
Swedbank Hypotek AB
2.950%, due 03/28/16[2,6]	1,995,000		2,059,981
Toronto-Dominion Bank
2.200%, due 07/29/15[6]	1,690,000		1,731,302
			13,472,234
Banking-US—0.53%
Capital One Financial Corp.
4.750%, due 07/15/21	1,125,000		1,180,683
Discover Bank
8.700%, due 11/18/19	1,100,000		1,244,144
			2,424,827
Chemicals—0.15%
Nalco Co.
8.250%, due 05/15/17	615,000		682,650

Consumer products—0.34%
Reynolds Group Issuer, Inc.
8.750%, due 10/15/16[6,8]	1,505,000		1,582,131

Diversified financial services—0.44%
General Electric Capital Corp.
5.500%, due 01/08/20	1,220,000		1,360,499
General Electric Capital Corp. MTN
4.375%, due 09/16/20	640,000		651,280
			2,011,779
Electric-integrated—3.08%
Carolina Power & Light Co.
5.300%, due 01/15/19	975,000		1,148,554

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Constellation Energy Group, Inc.
5.150%, due 12/01/20	846,000	869,116
Duke Energy Corp.
3.950%, due 09/15/14	1,845,000	1,973,117
EDP Finance BV
5.375%, due 11/02/12[6]	5,300,000	5,288,192
Florida Power Corp.
4.800%, due 03/01/13	340,000	356,939
IPALCO Enterprises, Inc.
5.000%, due 05/01/18[6]	1,600,000	1,624,000
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	626,150
Pacificorp
5.500%, due 01/15/19	651,000	775,386
Progress Energy, Inc.
5.625%, due 01/15/16	1,325,000	1,514,075
		14,175,529
Financial services—3.93%
Ally Financial, Inc.
4.500%, due 02/11/14	4,492,000	4,390,930
Bank of America Corp.,
Series 1
3.750%, due 07/12/16	1,075,000	1,025,416
Citigroup, Inc.
4.587%, due 12/15/15	2,795,000	2,920,261
Credit Suisse AG Guernsey
5.860%, due 05/15/17[5,9]	2,290,000	1,980,850
Morgan Stanley
4.000%, due 07/24/15	520,000	504,554
4.200%, due 11/20/14	2,180,000	2,154,389
5.500%, due 07/28/21	870,000	849,758
Morgan Stanley MTN
6.250%, due 08/28/17	740,000	768,741
Nomura Holdings, Inc. MTN
4.125%, due 01/19/16	1,030,000	1,040,466
SLM Corp.
5.891%, due 01/31/14[5]	1,700,000	1,639,344
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[6]	836,603	849,445
		18,124,154
Food products—0.09%
Kraft Foods, Inc.
6.500%, due 08/11/17	364,000	435,090

Gaming—0.45%
International Game Technology
7.500%, due 06/15/19	663,000	777,183

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Gaming—(concluded)
MGM Resorts International
13.000%, due 11/15/13	1,129,000	1,301,172
		2,078,355
Hotels, restaurants & leisure—0.17%
Wyndham Worldwide Corp.
6.000%, due 12/01/16	750,000	793,211

Insurance—2.15%
Fairfax Financial Holdings Ltd.
5.800%, due 05/15/21[6]	650,000	612,520
Manulife Financial Corp.
3.400%, due 09/17/15	1,000,000	1,010,114
Metropolitan Life Global Funding I
2.875%, due 09/17/12[6]	2,050,000	2,080,736
5.125%, due 04/10/13[6]	1,850,000	1,944,583
5.125%, due 06/10/14[6]	245,000	264,857
Pricoa Global Funding I
5.400%, due 10/18/12[6]	2,175,000	2,262,509
Prudential Financial, Inc. MTN
3.000%, due 05/12/16[2]	350,000	355,040
4.750%, due 09/17/15	360,000	385,444
5.800%, due 06/15/12	975,000	998,630
		9,914,433
Media—1.23%
CCH II LLC/CCH II Capital Corp.
13.500%, due 11/30/16	1,840,000	2,120,600
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	625,000	675,000
COX Communications, Inc.
7.125%, due 10/01/12	350,000	369,024
DIRECTV Holdings/Financing
5.875%, due 10/01/19	315,000	361,490
Dish DBS Corp.
6.625%, due 10/01/14	1,050,000	1,094,625
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	561,000	594,660
News America, Inc.
4.500%, due 02/15/21	160,000	167,091
9.500%, due 07/15/24	225,000	307,076
		5,689,566
Medical providers—0.71%
HCA, Inc.
6.750%, due 07/15/13	670,000	690,100
Life Technologies Corp.
5.000%, due 01/15/21	862,000	899,733
6.000%, due 03/01/20	42,000	46,811
Tenet Healthcare Corp.
8.875%, due 07/01/19	614,000	693,820

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
WellPoint, Inc.
7.000%, due 02/15/19	750,000	929,678
		3,260,142
Metals & mining—0.08%
Codelco, Inc.
3.750%, due 11/04/20[6]	370,000	371,546

Multi-line insurance—0.13%
American International Group, Inc.
5.450%, due 05/18/17	600,000	596,872

Oil & gas—2.23%
Anadarko Petroleum Corp.
5.750%, due 06/15/14	600,000	656,312
7.625%, due 03/15/14	300,000	338,085
BP Capital Markets PLC
3.125%, due 03/10/12	1,690,000	1,703,846
Continental Resources, Inc.
8.250%, due 10/01/19	2,035,000	2,248,675
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, due 11/01/15[6]	653,000	669,913
KeySpan Gas East Corp.
5.819%, due 04/01/41[6]	393,000	471,158
Linn Energy LLC
6.500%, due 05/15/19[6]	1,132,000	1,137,660
Newfield Exploration Co.
5.750%, due 01/30/22	525,000	556,500
Nexen, Inc.
7.500%, due 07/30/39	320,000	387,379
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[6]	1,092,000	1,081,080
Southwestern Energy Co.
7.500%, due 02/01/18	894,000	1,037,040
		10,287,648
Oil services—0.85%
Petrobras International Finance Co.
3.875%, due 01/27/16	1,505,000	1,540,068
5.750%, due 01/20/20	2,120,000	2,262,718
5.875%, due 03/01/18	95,000	101,650
		3,904,436
Packaging & containers—0.19%
Ball Corp.
7.125%, due 09/01/16	816,000	883,320

Paper & forest products—0.51%
Georgia-Pacific LLC
8.250%, due 05/01/16[6]	925,000	1,025,676
International Paper Co.
7.950%, due 06/15/18	1,120,000	1,344,243
		2,369,919

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Pipelines—1.73%
El Paso Pipeline Partners Operating Co. LLC
4.100%, due 11/15/15	2,725,000		2,784,947
6.500%, due 04/01/20	235,000		260,226
Enterprise Products Operating LLC
3.200%, due 02/01/16	1,525,000		1,580,165
4.050%, due 02/15/22	550,000		568,942
5.200%, due 09/01/20	591,000		661,228
Spectra Energy Partners LP
2.950%, due 06/15/16	1,075,000		1,076,823
The Williams Cos., Inc.
8.750%, due 03/15/32[8]	750,000		1,021,118
			7,953,449
Real estate investment trusts—0.91%
Developers Diversified Realty Corp.
7.875%, due 09/01/20	1,556,000		1,684,218
ERP Operating LP
6.625%, due 03/15/12	780,000		795,294
Rouse Co. LP
6.750%, due 05/01/13[6]	1,087,000		1,097,870
UDR, Inc. MTN
4.250%, due 06/01/18	600,000		616,975
			4,194,357
Real estate management services—0.25%
ProLogis LP
6.250%, due 03/15/17	1,050,000		1,146,606

Retail—0.70%
Dollar General Corp.
11.875%, due 07/15/17[10]	1,002,000		1,119,735
Macy’s Retail Holdings, Inc.
5.750%, due 07/15/14	547,000		584,723
5.875%, due 01/15/13	192,000		198,421
7.450%, due 07/15/17	1,118,000		1,302,854
			3,205,733
Special purpose entity—1.10%
Capital One Multi-Asset,
Series 4-3C
6.625%, due 06/17/14[5]	GBP	350,000	590,794
Crown Castle Towers LLC
6.113%, due 01/15/20[6]	1,805,000		1,994,513
Novus USA Trust,
Series 2010-1
1.543%, due 11/18/11[5,6]	2,475,000		2,472,265
			5,057,572
Telecommunications—1.52%
Qwest Corp.
7.500%, due 10/01/14	194,000		213,400
7.625%, due 06/15/15	115,000		127,650
8.375%, due 05/01/16	350,000		399,875
SBA Tower Trust
4.254%, due 04/15/15[6,8]	1,200,000		1,265,888

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(concluded)
Telecommunications—(concluded)
Telefonica Emisiones SAU
5.855%, due 02/04/13	925,000		952,427
6.421%, due 06/20/16	950,000		1,016,854
Verizon Communications, Inc.
4.750%, due 11/01/41	230,000		235,486
Verizon New Jersey, Inc.
5.875%, due 01/17/12	2,030,000		2,051,272
Virgin Media Secured Finance PLC
5.500%, due 01/15/21	GBP	190,000	305,501
6.500%, due 01/15/18	405,000		436,388
			7,004,741
Telephone-integrated—0.39%
Qwest Communications International, Inc.
7.125%, due 04/01/18	1,197,000		1,223,932
8.000%, due 10/01/15	548,000		591,840
			1,815,772
Utilities—0.56%
Tennessee Valley Authority
5.250%, due 09/15/39	2,095,000		2,568,418

Utilities-other—0.09%
NRG Energy, Inc.
7.375%, due 01/15/17[2]	395,000		411,294
Total corporate notes (cost—$125,665,761)			127,650,584

Non-US government obligations—1.00%
Israel Government AID Bond
5.500%, due 09/18/23	2,480,000		3,128,054
Republic of Italy
6.875%, due 09/27/23	389,000		385,454
Russian Foreign Bond
7.500%, due 03/31/30[7,8]	914,325		1,084,847
Total non-US government obligations (cost—$4,179,515)			4,598,355

Number of contracts/Notional amount
Options purchased—0.12%
Call options purchased—0.01%
US Treasury Note 10 Year Futures, strike @ $130.00, expires 11/25/11	47	32,312

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of contracts/Notional amount		Value ($)
Options purchased—(concluded)
Put options purchased—0.11%
3 Month LIBOR[11] Interest Rate Swap, strike @ 3.250%, expires 08/11/14 (Counterparty: JP Morgan Chase Bank; receive floating rate); underlying swap terminates 08/13/16	59,300,000		368,335
6 Month EURIBOR[12] Interest Rate Swap, strike @ 4.500%, expires 09/16/13 (Counterparty: Credit Suisse International; receive floating rate); underlying swap terminates 09/18/43	EUR	2,700,000	55,094
6 Month EURIBOR[12] Interest Rate Swap, strike @ 4.500%, expires 10/21/13 (Counterparty: Goldman Sachs Bank USA; receive floating rate); underlying swap terminates 10/23/43	EUR	2,500,000	55,581
US Treasury Note 10 Year Futures, strike @ $126.50, expires 11/25/11	94		27,906
			506,916
Total options (cost—$638,660)			539,228

	Face amount[1]($)
Repurchase agreement—1.60%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $7,333,564 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $181,055 US Treasury Notes, 1.375% due 11/30/15; (value—$7,534,827); proceeds: $7,387,002 (cost—$7,387,000)	7,387,000		7,387,000

	Number of shares
Investment of cash collateral from securities loaned—11.92%
Money market fund—11.92%
UBS Private Money Market Fund LLC[13] (cost—$54,933,345)	54,933,345		54,933,345
Total investments (cost—$508,453,873)[14]—111.62%			514,301,239
Liabilities in excess of other assets—(11.62)%			(53,524,303)
Net assets—100.00%			460,776,936

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,747,154
Gross unrealized depreciation	(2,899,788)
Net unrealized appreciation	$5,847,366

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at October 31, 2011.
3	Partial amount delivered to broker as collateral for futures transactions.
4	Zero coupon bond. The rate shown represents the annualized yield at the date of purchase.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
6

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 14.32% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2011, the value of these securities amounted to 0.74% of net assets.

8	Step bond that converts to the noted fixed rate at a designated future date.
9	Perpetual bond security. The maturity date reflects the next call date.
10	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
11	3 Month LIBOR at October 31, 2011 was 0.429%
12	6 Month EURIBOR at October 31, 2011 was 1.788%.
13

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

		Purchases	Sales		Net income
		during the	during the		earned from
		three months	three months		affiliate for the
	Value at	ended	ended	Value at	three months ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	4,196,400	109,305,548	58,568,603	54,933,345	173

14	Includes $54,078,238 of investments in securities on loan, at value.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2011.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value ($)	(depreciation) ($)
US Treasury futures buy contracts:
706	USD	US Treasury Note 2 Year Futures	December 2011	155,602,211	155,518,562	(83,649)
16	USD	US Treasury Note 5 Year Futures	December 2011	1,953,651	1,961,750	8,099
222	USD	US Treasury Note 10 Year Futures	December 2011	28,500,354	28,651,875	151,521
Interest rate futures buy contracts:
33	EUR	German Treasury Bund Futures	December 2011	6,201,635	6,235,464	33,829
				192,257,851	192,367,651	109,800

				Proceeds ($)
US Treasury futures sale contracts:
105	USD	Ultra Long-Term US Treasury Bond Futures	December 2011	16,240,535	15,999,375	241,160
139	USD	US Treasury Bond 30 Year Futures	December 2011	19,311,342	19,325,344	(14,002)
Interest rate futures sale contracts:
416	EUR	German Treasury Schatz Futures	December 2011	63,601,989	63,649,046	(47,057)
				99,153,866	98,973,765	180,101
						289,901

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Citibank N.A.	AUD	2,395,000	USD	2,364,991	11/29/11	(150,819)
Citibank N.A.	CAD	2,420,000	USD	2,325,783	12/07/11	(100,117)
Citibank N.A.	CAD	905,000	USD	891,241	01/18/12	(15,118)
Citibank N.A.	CNY	58,665,000	USD	9,117,210	11/17/11	(114,321)
Citibank N.A.	EUR	1,725,000	USD	2,375,920	11/21/11	(10,503)
Citibank N.A.	EUR	1,675,000	USD	2,276,868	11/29/11	(40,197)
Citibank N.A.	EUR	57,000	USD	78,375	01/25/12	(453)
Citibank N.A.	GBP	1,525,000	USD	2,376,723	12/13/11	(74,284)
Citibank N.A.	GBP	1,953,000	USD	3,043,751	01/18/12	(93,891)
Citibank N.A.	USD	2,293,960	AUD	2,415,000	11/30/11	242,550
Citibank N.A.	USD	4,595,808	CNY	29,165,000	11/17/11	(6,400)
Citibank N.A.	USD	2,210,297	EUR	1,675,000	11/29/11	106,768
Citibank N.A.	USD	2,403,232	GBP	1,525,000	12/13/11	47,775
Deutsche Bank AG London	AUD	2,415,000	USD	2,343,588	11/30/11	(192,922)
Deutsche Bank AG London	EUR	42,000	USD	57,861	01/25/12	(223)
Deutsche Bank AG London	USD	2,315,305	EUR	1,725,000	11/21/11	71,118
Goldman Sachs International	USD	2,311,697	CAD	2,420,000	12/07/11	114,202
Goldman Sachs International	USD	4,643,476	CNY	29,500,000	11/17/11	(1,352)
Royal Bank of Scotland PLC	EUR	3,000	USD	4,167	01/25/12	18
Royal Bank of Scotland PLC	USD	2,280,953	AUD	2,395,000	11/29/11	234,857
						16,688

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio %[15]		Payments received by the Portfolio %[15]		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Credit Suisse International	EUR	46,200	9/13/13	1.788	[16]	1.446		—	(23,507)	(23,507)
Credit Suisse International	USD	26,600	11/1/13	0.596		0.429	[17]	—	(16,074)	(16,074)
Credit Suisse International	USD	15,300	4/20/16	2.259		0.429	[17]	—	(752,734)	(752,734)
Credit Suisse International	USD	6,600	10/18/21	2.427		0.429	[17]	—	(60,900)	(60,900)
Credit Suisse International	USD	4,200	4/19/41	4.263		0.429	[17]	—	(1,096,183)	(1,096,183)
Credit Suisse International	USD	2,800	9/28/41	0.429	[17]	2.693		—	(156,074)	(156,074)
Credit Suisse International	USD	1,400	10/14/41	2.963		0.429	[17]	—	1,625	1,625
Goldman Sachs Bank USA	USD	5,100	4/28/16	2.249		0.429	[17]	—	(248,264)	(248,264)
Goldman Sachs Bank USA	USD	17,000	5/23/13	0.779		0.429	[17]	—	(63,345)	(63,345)
JPMorgan Chase Bank	USD	11,900	8/13/16	0.429	[17]	2.250		—	46,596	46,596
								—	(2,368,860)	(2,368,860)

15	Payments made/received are based on the notional amount.
16	Rate based on 6 Month EURIBOR.
17	Rate based on 3 Month LIBOR (USD on London Interbank Offered Rate).

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Credit default swaps on corporate issues—buy protection18

	Notional			Rate type
Counterparty	amount (000)		Termination date	Payments made by the Portfolio (%)[19]	Payments received by the Portfolio (%)		Upfront payments received ($)	Value ($)	Unrealized depreciation ($)
Credit Suisse International	USD	1,200	12/20/16	1.000	—	[20]	(79,871)	62,962	(16,909)
Credit Suisse International	USD	2,400	12/20/16	1.000	—	[21]	(68,612)	46,331	(22,281)
Credit Suisse International	USD	1,175	12/20/16	1.000	—	[22]	(71,596)	66,423	(5,173)
							(220,079)	175,716	(44,363)

18

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

19	Payments received are based on the notional amount.
20	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Transocean, Inc. bond, 7.375%, due 04/15/18.
21	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Noble Energy, Inc. bond, 5.250%, due 04/15/14.
22	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Entergy Corp. bond, 3.625% due 09/15/15.

USD	United States Dollar

Credit default swaps on corporate issues—sell protection23

	Notional			Rate type					Unrealized
Counterparty	amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)[24]	Upfront payments received ($)	Value ($)	appreciation (depreciation) ($)	Credit spread (%)[25]
Credit Suisse International	USD	3,725	9/20/16	—	[26]	1.000	60,752	(141,287)	(80,535)	1.83
Credit Suisse International	USD	600	12/20/16	—	[27]	1.000	37,401	(27,873)	9,528	1.97
Goldman Sach Bank USA	USD	2,425	9/20/12	—	[28]	5.000	412,924	(298,907)	114,017	20.36
JPMorgan Chase Bank	USD	2,000	12/20/16	—	[29]	1.000	196,181	(162,795)	33,386	2.78
							707,258	(630,862)	76,396

23

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

24	Payments received are based on the notional amount.
25

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

26	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Kinder Morgan Energy Partners, L.P. bond, 5.125%, due 11/15/14.
27	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Freeport-McMoRan Copper & Gold, Inc. bond, 8.375%, due 04/01/17.
28	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MBIA Insurance Corp. bond, 6.625%, due 10/01/28.
29	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Metlife, Inc. bond, 5.000%, due 06/15/15.

USD	United States Dollar

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	233,510,771	—	233,510,771
Federal farm credit bank certificate	—	6,296,856	—	6,296,856
Federal home loan bank certificate	—	2,335,759	—	2,335,759
Federal home loan mortgage corporation certificates	—	13,212,934	—	13,212,934
Federal national mortgage association certificates	—	2,558,305	—	2,558,305
Collateralized mortgage obligations	—	31,383,602	—	31,383,602
Asset-backed securities	—	29,894,500	—	29,894,500
Corporate notes	—	127,650,584	—	127,650,584
Non-US government obligations	—	4,598,355	—	4,598,355
Options purchased	60,218	479,010	—	539,228
Repurchase agreement	—	7,387,000	—	7,387,000
Investment of cash collateral from securities loaned	—	54,933,345	—	54,933,345
Futures contracts, net	289,901	—	—	289,901
Forward foreign currency contracts, net	—	16,688	—	16,688
Swap agreements, net	—	(2,824,006)	—	(2,824,006)
Total	350,119	511,433,703	—	511,783,822

Issuer breakdown by country or territory of origin

Percentage of
total investments (%)
United States	91.2
United Kingdom	1.8
Netherlands	1.2
Cayman Islands	0.8
Canada	0.7
Brazil	0.6
Norway	0.6
Israel	0.6
Switzerland	0.6
Sweden	0.4
Spain	0.4
Ireland	0.3
Russian Federation	0.2
Japan	0.2
Germany	0.2
Italy	0.1
Chile	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
US government obligations—23.97%
US Treasury Bonds
2.125%, due 08/15/21	39,100,000	38,929,133
3.750%, due 08/15/41	3,100,000	3,425,500
4.375%, due 05/15/41	6,900,000	8,469,750
8.000%, due 11/15/21[2]	25,500,000	39,007,044
US Treasury Notes
3.125%, due 05/15/21	103,200,000	112,189,752
Total US government obligations (cost—$194,633,163)		202,021,179

Government national mortgage association certificates—0.02%
GNMA
8.000%, due 06/15/17	27,721	31,075
8.000%, due 07/15/17	14,331	16,268
8.000%, due 09/15/17	17,957	19,929
8.000%, due 11/15/17	38,260	43,073
GNMA II ARM
1.625%, due 07/20/25	8,529	8,836
2.125%, due 11/20/23	6,605	6,852
2.375%, due 01/20/26	15,382	15,917
2.375%, due 05/20/26	25,814	26,759
Total government national mortgage association certificates (cost—$152,019)		168,709

Federal home loan mortgage corporation certificates*—0.20%
FHLMC
7.645%, due 05/01/25	1,304,329	1,537,071
FHLMC ARM
5.684%, due 03/01/36	148,429	160,296
Total federal home loan mortgage corporation certificates (cost—$1,456,215)		1,697,367

Federal housing administration certificates—0.01%
FHA GMAC
7.430%, due 06/01/21	39,868	39,868
FHA Reilly
7.430%, due 10/01/20	12,117	12,117
Total federal housing administration certificates (cost—$55,289)		51,985

Federal national mortgage association certificates*—3.17%
FNMA
3.500%, due 11/01/21	4,200,000	4,294,500
3.500%, due 12/01/25	1,834,251	1,908,461
4.000%, due 02/01/41	973,715	1,013,405
4.500%, due 09/01/41	1,585,564	1,678,716
5.396%, due 11/01/34	11,332,571	12,815,980
6.000%, due 10/01/36	47,960	52,741
6.000%, due 12/01/37	391,453	429,987
6.000%, due 06/01/38	481,428	528,819
FNMA ARM
1.643%, due 08/01/40	120,706	122,424
2.444%, due 04/01/27	32,169	33,985
2.506%, due 05/01/27	40,969	43,426
2.686%, due 05/01/30	116,783	122,905
5.159%, due 10/01/35	265,871	281,426
5.220%, due 09/01/35	262,388	278,976
5.310%, due 11/01/35	386,217	415,106
5.370%, due 01/01/36	383,015	411,146
5.499%, due 03/01/36	281,772	302,576
5.602%, due 12/01/35	228,856	246,751

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Federal national mortgage association certificates*—(concluded)
5.612%, due 03/01/36	191,507	204,841
5.623%, due 02/01/36	454,604	489,870
5.647%, due 03/01/36	285,164	307,416
5.679%, due 01/01/36	182,042	194,590
5.726%, due 03/01/36	338,458	365,810
5.816%, due 06/01/36	69,683	75,420
FNMA ARM COFI
3.250%, due 11/01/26[3]	88,893	78,455
Total federal national mortgage association certificates (cost—$24,899,301)		26,697,732

Collateralized mortgage obligations—24.47%
ARM Trust, Series 2005-5, Class 2A1
2.842%, due 09/25/35	413,719	286,378
Banc of America Funding Corp.,
Series 2005-D, Class A1
2.712%, due 05/25/35[4]	3,291,588	3,270,304
Series 2007-3, Class 2A1
5.500%, due 09/25/34	916,997	908,906
Banc of America Large Loan,
Series 2010-HLTN, Class HLTN
1.993%, due 11/15/15[4,5]	3,178,297	2,894,479
Series 2010-UB5, Class A4A
5.639%, due 02/17/51[4,5]	2,500,000	2,714,447
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3
3.433%, due 07/20/32[4]	6,592	5,979
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A
2.419%, due 10/25/33[4]	39,587	30,002
Series 2004-9, Class 2A1
2.658%, due 09/25/34[4]	1,006,066	689,186
Series 2005-7, Class 22A1
2.772%, due 09/25/35[4]	1,536,500	1,019,856
Series 2006-1, Class 21A2
2.715%, due 02/25/36[4]	1,543,177	574,134
Bear Stearns ARM Trust,
Series 2003-1, Class 5A1
5.570%, due 04/25/33	30,751	28,902
Series 2003-1, Class 6A1
2.730%, due 04/25/33	91,675	79,673
Series 2003-5, Class 2A1
2.599%, due 08/25/33	597,154	562,407
Series 2004-3, Class 1A2
2.804%, due 07/25/34	433,694	349,033
Series 2004-6, Class 2A1
2.814%, due 09/25/34	2,150,456	1,746,211
Series 2004-7, Class 1A1
2.957%, due 10/25/34	580,686	442,802
Series 2004-9, Class 22A1
3.209%, due 11/25/34	63,270	58,847
Series 2005-2, Class A1
2.710%, due 03/25/35	1,954,168	1,812,587
Series 2005-5, Class A2
2.250%, due 08/25/35	3,368,598	3,089,459
Series 2005-9, Class A1
2.560%, due 10/25/35	2,210,589	1,801,559
Series 2005-10, Class A1
2.713%, due 10/25/35	327,048	321,986
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
5.500%, due 11/25/35	3,227,000	2,853,013
Series 2007-S6, Class 2A1
5.500%, due 12/25/22	2,613,386	2,588,460
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A
5.330%, due 08/25/35[4]	3,952,155	3,508,747
Series 2005-6, Class A2
2.450%, due 08/25/35[4]	232,744	190,338
Series 2005-6, Class A3
2.100%, due 08/25/35[4]	41,683	37,248
Series 2005-11, Class A1A
2.660%, due 12/25/35[4]	1,033,406	886,120
Series 2006-AR1, Class 1A1
2.660%, due 10/25/35[4]	5,195,820	4,019,481
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.250%, due 12/25/33	343,003	359,424
Series 2005-62, Class 2A1
1.230%, due 12/25/35[4]	670,687	377,880
Series 2006-41CB, Class 1A9
6.000%, due 01/25/37	1,511,636	978,718
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A
6.500%, due 01/25/34[4,5]	1,344,712	1,345,231
Series 2004-12, Class 11A1
2.793%, due 08/25/34[4]	749,812	523,558
Series 2004-12, Class 11A2
2.793%, due 08/25/34[4]	482,022	349,450
Series 2004-12, Class 12A1
2.777%, due 08/25/34[4]	172,769	130,353
Series 2005-HYB9, Class 5A1
2.548%, due 02/20/36[4]	457,626	298,321
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class B4
6.100% , due 06/10/32[6,7]	3,076,692	3,139,226
FHLMC REMIC,*
Series 1278, Class K
7.000%, due 05/15/22	93,116	102,772
Series 1367, Class KA
6.500%, due 09/15/22	1,829	2,016
Series 1502, Class PX
7.000%, due 04/15/23	512,796	582,855
Series 1503, Class PZ
7.000%, due 05/15/23	177,002	200,501
Series 1534, Class Z
5.000%, due 06/15/23	185,879	185,808
Series 1548, Class Z
7.000%, due 07/15/23	132,670	154,728
Series 1562, Class Z
7.000%, due 07/15/23	214,628	243,657
Series 1694, Class Z
6.500%, due 03/15/24	102,313	110,462
Series 2061, Class Z
6.500%, due 06/15/28	360,541	378,443
Series 2400, Class FQ
0.743%, due 01/15/32[4]	179,413	179,807
Series 2579, Class DZ
5.000%, due 03/15/34	7,299,580	8,140,168
Series 2764, Class LZ
4.500%, due 03/15/34	2,811,615	2,969,140

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2764, Class ZG
5.500%, due 03/15/34	5,306,293	5,922,573
Series 2835, Class JZ
5.000%, due 08/15/34	2,958,320	3,248,777
Series 2921, Class PG
5.000%, due 01/15/35	6,200,000	6,910,025
Series 2983, Class TZ
6.000%, due 05/15/35	6,313,282	7,347,906
Series 3149, Class CZ
6.000%, due 05/15/36	8,792,147	10,320,291
Series G23, Class KZ
6.500%, due 11/25/23	142,717	160,697
Series T-054, Class 2A
6.500%, due 02/25/43	968,883	1,083,507
Series T-058, Class 2A
6.500%, due 09/25/43	3,564,784	4,139,921
Series T-075, Class A1
0.285%, due 12/25/36[4]	2,058,992	2,046,882
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.746%, due 08/25/35[4]	109,950	86,073
FNMA REMIC,*
Series 1991-065, Class Z
6.500%, due 06/25/21	8,107	8,794
Series 1992-040, Class ZC
7.000%, due 07/25/22	22,303	24,736
Series 1992-129, Class L
6.000%, due 07/25/22	10,358	11,505
Series 1993-037, Class PX
7.000%, due 03/25/23	28,289	31,692
Series 1993-060, Class Z
7.000%, due 05/25/23	157,598	178,535
Series 1993-065, Class ZZ
7.000%, due 06/25/13	57,524	59,199
Series 1993-070, Class Z
6.900%, due 05/25/23	25,090	28,327
Series 1993-096, Class PZ
7.000%, due 06/25/23	150,526	170,754
Series 1993-160, Class ZB
6.500%, due 09/25/23	52,580	54,228
Series 1993-163, Class ZB
7.000%, due 09/25/23	13,898	14,992
Series 1994-023, Class PX
6.000%, due 08/25/23	220,812	233,328
Series 1998-066, Class FG
0.545%, due 12/25/28[4]	99,700	99,938
Series 1998-M7, Class Z
6.390%, due 05/25/36	7,284	7,276
Series 1999-W4, Class A9
6.250%, due 02/25/29	772,432	889,357
Series 2000-034, Class F
0.695%, due 10/25/30[4]	13,731	13,837
Series 2002-080, Class A1
6.500%, due 11/25/42	1,810,194	1,940,585
Series 2003-064, Class AH
6.000%, due 07/25/33	9,276,870	10,453,348
Series 2003-106, Class US
8.708%, due 11/25/23[6,8]	86,035	85,904
Series 2003-W8, Class 2A
7.000%, due 10/25/42	93,562	109,489
Series 2004-T1, Class 1A1

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
6.000%, due 01/25/44	1,495,308	1,703,474
Series 2004-W8, Class 2A
6.500%, due 06/25/44	2,023,151	2,305,444
Series 2005-024, Class ZE
5.000%, due 04/25/35	1,580,522	1,761,269
Series 2005-116, Class TZ
5.500%, due 01/25/36	7,574,963	8,548,255
Series 2005-120, Class ZU
5.500%, due 01/25/36	8,263,596	9,288,715
Series 2006-065, Class GD
6.000%, due 07/25/26	2,800,000	3,187,425
GNMA REMIC,
Trust Series 2000-009, Class FG
0.843%, due 02/16/30[4]	124,922	125,325
Trust Series 2002-031, Class FW
0.643%, due 06/16/31[4]	128,638	128,845
Trust Series 2003-98, Class Z
6.000%, due 11/20/33	16,061,121	18,525,023
Trust Series 2005-26, Class ZA
5.500%, due 01/20/35	6,888,628	7,944,196
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1
1.142%, due 03/06/20[4,5]	1,931,696	1,914,894
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.725% , due 09/25/35[4]	1,874,660	1,676,512
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A
0.594%, due 01/19/35[4]	127,679	70,331
Series 2005-4, Class 3A1
2.769%, due 07/19/35[4]	676,388	446,152
Housing Security, Inc., Series 1992-8, Class B
3.131%, due 06/25/24[4]	254,064	241,401
Lehman Brothers Mortgage Trust, Series 1991-2, Class A3
8.478%, due 01/20/17[3,4]	257,261	258,501
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.455%, due 04/25/46[4]	1,924,801	743,272
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.695%, due 12/25/36[4]	1,710,413	528,394
Residential Funding Mortgage Security I,
Series 2004-S2, Class A1
5.250%, due 03/25/34	99,133	99,476
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	2,300,000	2,145,412
Sequoia Mortgage Trust, Series 2005-4, Class 2A1
2.690%, due 04/20/35[4]	2,683,453	2,419,932
Small Business Administration,
Series 1999-20K, Class 1
7.060%, due 11/01/19	296,591	327,415
Series 2000-20K, Class 1
7.220%, due 11/01/20	474,346	527,211
Series 2002-20K, Class 1
5.080%, due 11/01/22	2,325,767	2,528,473
Series 2003-20I, Class 1
5.130%, due 09/01/23	431,404	471,186
Series 2003-20L, Class 1

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
4.890%, due 12/01/23	1,237,638	1,345,145
Series 2004-P10A, Class 1
4.504%, due 02/10/14	1,298,772	1,358,549
Series 2005-20H, Class 1
5.110%, due 08/01/25	1,530,802	1,680,432
Series 2007-20D, Class 1
5.320%, due 04/01/27	4,522,002	5,005,907
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.532%, due 07/25/34	1,354,352	1,176,443
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1
0.904%, due 09/19/32[4]	415,349	342,513
Series 2006-AR3, Class 11A1
0.455%, due 04/25/36[4]	4,801,720	2,640,091
Structured Asset Securities Corp., Series 2001-SB1, Class A2
3.375%, due 08/25/31	1,867,520	1,809,237
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A
1.630%, due 06/25/42[4]	56,974	42,576
Series 2005-AR1, Class A1A
0.565%, due 01/25/45[4]	154,522	117,973
Series 2005-AR2, Class 2A1A
0.555%, due 01/25/45[4]	180,274	137,263
Series 2006-AR2, Class 2A1
5.617%, due 03/25/36[4]	1,877,589	1,596,850
Series 2006-AR7, Class 3A
2.816%, due 07/25/46[4]	2,762,952	1,851,346
Series 2006-AR9, Class 1A
1.230%, due 08/25/46[4]	1,926,797	1,139,144
Series 2006-AR9, Class 2A
2.816%, due 08/25/46[4]	1,481,693	1,002,008
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1
4.692%, due 12/25/33[4]	766,050	775,280
Series 2004-CC, Class A1
4.724%, due 01/25/35[4]	331,510	307,551
Series 2006-AR2, Class 2A1
2.718%, due 03/25/36[4]	2,319,906	1,877,554
Series 2006-AR8, Class 1A1
2.683%, due 04/25/36[4]	1,004,085	882,159
Total collateralized mortgage obligations (cost—$199,122,282)		206,210,092

Asset-backed securities—2.07%
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
0.345%, due 09/25/47[4]	340,137	333,331
Credit Suisse Mortgage Capital Certificate 2010-UD1
5.787%, due 12/18/49[4,5]	1,200,000	1,344,940
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[9]	721,246	419,350
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.063%, due 09/15/29[4]	60,720	45,982
EFS Volunteer LLC, Series 2010-1, Class A1
1.268%, due 10/26/26[4,5]	786,234	780,561

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
Landmark V CDO Ltd. Series 2005-1A, Class A1L
0.626%, due 06/01/17[4,5]	2,513,916		2,421,617
Mid-State Trust Series 4, Class A
8.330%, due 04/01/30	260,445		262,161
SLC Student Loan Trust, Series 2008-2, Class A2
0.797%, due 06/15/17[4]	5,793,308		5,785,979
SLM Student Loan Trust, Series 2008-9, Class A
1.918%, due 04/25/23[4]	5,882,978		6,021,758
Total asset-backed securities (cost—$17,545,418)			17,415,679

Corporate notes—21.26%
Airlines—0.80%
American Airlines Pass Through Trust 2009-1A
10.375%, due 07/02/19	2,815,851		3,027,040
Continental Airlines Pass Through Trust 2009-2, Series A
7.250%, due 11/10/19	190,383		203,710
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19[9]	3,535,688		3,535,688
United Air Lines, 1991 Equipment Trust
10.360%, due 11/27/12[6]	231,906		1,090
			6,767,528
Banking-non-US—4.13%
Banco Bradesco SA
2.390%, due 05/16/14[4,5]	4,100,000		4,048,832
Banco Mercantil del Norte SA
4.375%, due 07/19/15[5]	1,800,000		1,809,000
Banco Santander Brasil SA
2.450%, due 03/18/14[4,5]	4,200,000		3,951,822
4.250%, due 01/14/16[5]	3,500,000		3,374,105
Banco Votorantim SA
5.250%, due 02/11/16[5]	3,800,000		3,800,000
Depfa ACS Bank
3.250%, due 02/15/12[10]	EUR	5,500,000	7,608,950
Export-Import Bank of Korea
5.125%, due 06/29/20	400,000		420,040
5.875%, due 01/14/15	2,600,000		2,792,140
ICICI Bank Ltd.
5.000%, due 01/15/16[10]	2,500,000		2,526,212
5.500%, due 03/25/15[5]	3,000,000		3,083,334
6.625%, due 10/03/12[5]	1,000,000		1,029,349
LBG Capital No.1 PLC
8.500%, due 12/17/21[4,5,11]	400,000		328,000
			34,771,784
Banking-US—0.42%
Bank of America Corp.
5.750%, due 12/01/17	3,200,000		3,185,267
JPMorgan Chase Bank N.A.
0.668%, due 06/13/16[4]	400,000		362,625
			3,547,892

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Beverages—0.54%
Pernod-Ricard SA
5.750%, due 04/07/21[5]	4,000,000	4,516,660

Chemicals—0.87%
Lyondell Chemical Co.
11.000%, due 05/01/18	6,600,000	7,350,750

Diversified financials—3.15%
American Express Co.
6.800%, due 09/01/66[4]	3,800,000	3,762,000
Citigroup Capital XXI
8.300%, due 12/21/57[4]	2,700,000	2,727,000
Goldman Sachs Group, Inc.
0.805%, due 03/22/16[4]	1,200,000	1,076,424
0.816%, due 07/22/15[4]	300,000	268,033
0.894%, due 01/12/15[4]	1,100,000	981,174
3.700%, due 08/01/15	1,700,000	1,699,339
5.150%, due 01/15/14	4,500,000	4,671,796
5.950%, due 01/18/18	3,200,000	3,364,614
Lehman Brothers Holdings, Inc. MTN
5.625%, due 01/24/13[12]	4,500,000	1,153,125
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	6,700,000	6,882,515
		26,586,020
Diversified operations—0.46%
Sinochem Overseas Capital Co. Ltd.
4.500%, due 11/12/20[5]	1,900,000	1,910,486
6.300%, due 11/12/40[5]	2,000,000	1,960,809
		3,871,295
Electric utilities—0.23%
PSE&G Power LLC
5.000%, due 04/01/14	1,800,000	1,925,721

Electric-generation—0.82%
Korea Hydro & Nuclear Power Co. Ltd.
6.250%, due 06/17/14[5]	6,278,000	6,816,652
6.250%, due 06/17/14[10]	100,000	108,580
		6,925,232
Electric-integrated—0.99%
Centrais Eletricas Brasileiras SA
6.875%, due 07/30/19[5]	200,000	227,000
Puget Energy, Inc.
6.500%, due 12/15/20	7,600,000	8,082,600
		8,309,600
Finance-noncaptive diversified—0.73%
Ford Motor Credit Co. LLC
3.148%, due 01/13/12[4]	233,000	233,349
7.500%, due 08/01/12	200,000	206,814
8.000%, due 06/01/14	1,100,000	1,209,622
8.700%, due 10/01/14	4,000,000	4,474,544
		6,124,329

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Financial services—3.48%
Ally Financial, Inc.
3.478%, due 02/11/14[4]	1,100,000		1,024,162
3.751%, due 06/20/14[4]	2,900,000		2,734,546
6.000%, due 12/15/11	3,000,000		3,015,000
Citigroup, Inc.
1.986%, due 05/15/18[4]	900,000		806,044
2.286%, due 08/13/13[4]	1,000,000		993,903
4.587%, due 12/15/15	400,000		417,926
8.500%, due 05/22/19	4,000,000		4,949,672
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000		1,423,948
Morgan Stanley
2.016%, due 01/24/14[4]	1,000,000		954,203
7.300%, due 05/13/19	6,370,000		6,835,692
Morgan Stanley MTN
6.000%, due 04/28/15	3,100,000		3,267,165
SLM Corp. MTN
5.125%, due 08/27/12	1,400,000		1,414,000
SLM Corp., Series A MTN
5.000%, due 10/01/13	700,000		699,691
5.375%, due 01/15/13	800,000		804,000
			29,339,952
Insurance—2.70%
American International Group, Inc.
8.175%, due 05/15/58[4]	6,400,000		6,176,000
8.250%, due 08/15/18	4,100,000		4,613,386
8.625%, due 05/22/38[4,10]	GBP	1,600,000	2,289,650
Progressive Corp.
6.700%, due 06/15/37[4]	2,800,000		2,779,000
Prudential Financial, Inc. MTN
6.000%, due 12/01/17	6,000,000		6,864,060
			22,722,096
Media—0.18%
Historic TW, Inc.
9.125%, due 01/15/13	1,400,000		1,522,860

Oil refining—0.04%
Valero Energy Corp.
6.625%, due 06/15/37	300,000		327,643

Oil services—0.24%
BP Capital Markets PLC
3.625%, due 05/08/14	200,000		211,377
BP Capital Markets PLC MTN
2.750%, due 02/27/12	200,000		201,415
El Paso Corp.
7.000%, due 06/15/17	1,241,000		1,389,920
TNK-BP Finance SA
7.875%, due 03/13/18[10]	200,000		227,000
			2,029,712

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Paper & forest products—0.07%
Celulosa Arauco y Constitucion SA
7.250%, due 07/29/19	500,000	595,274

Paper & packaging—0.37%
Georgia-Pacific LLC
9.500%, due 12/01/11	3,100,000	3,114,350

Retail—0.43%
Macy’s Retail Holdings, Inc.
8.125%, due 07/15/15[9]	3,100,000	3,592,113

Special purpose entity—0.24%
IPIC GMTN Ltd.
3.125%, due 11/15/15[5]	2,000,000	2,025,000

Steel producers/products—0.16%
CSN Resources SA
6.500%, due 07/21/20[5]	1,000,000	1,072,500
GTL Trade Finance, Inc.
7.250%, due 10/20/17[5]	300,000	324,000
		1,396,500
Tobacco—0.21%
Reynolds American, Inc.
7.250%, due 06/15/37	1,600,000	1,791,635
Total corporate notes (cost—$176,487,335)		179,153,946

Loan assignments[4]—1.81%
Airlines—0.35%
United Air Lines, Inc. Tranche A Revolver
0.375%, due 12/30/11	3,000,000	2,977,500

Cable—0.35%
Charter Communications Operating, LLC Extended Term Loan
3.620%, due 12/30/11	2,969,773	2,939,006

Diversified financials—0.39%
First Data Corp. Term Loan B2
2.995%, due 11/25/11	626,768	579,240
Springleaf Finance Corp. Term Loan
5.500%, due 11/14/11	3,000,000	2,738,580
		3,317,820
Health care—0.72%
Biomet, Inc. Term Loan B
3.245%, due 11/25/11	1,227,926	1,205,676
3.246%, due 11/30/11	126,992	124,691
3.358%, due 12/28/11	2,396,238	2,352,819

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Loan assignments[4]—(concluded)
Health care—(concluded)
Fresenius Medical Care Holdings, Inc. Tranche B Term Loan
1.744%, due 12/30/11	2,392,666		2,369,170
			6,052,356
Total loan assignments (cost—$15,475,071)			15,286,682

Non-US government obligations—5.87%
Emirate of Abu Dhabi
6.750%, due 04/08/19[5]	2,300,000		2,794,500
Mexican Bonos, Series M
10.000%, due 12/05/24	MXN	12,500,000	1,230,819
Mexico Government International Bond
6.050%, due 01/11/40		1,600,000	1,876,000
Notas do Tesouro Nacional, Series F
10.000%, due 01/01/12	BRL	1,356,000	788,013
10.000%, due 01/01/13	BRL	783,000	454,232
10.000%, due 01/01/14	BRL	787,000	451,718
10.000%, due 01/01/17	BRL	28,400,000	15,692,795
Republic of Korea
7.125%, due 04/16/19		400,000	498,104
State of Qatar
4.000%, due 01/20/15[5]		4,300,000	4,552,625
5.250%, due 01/20/20[5]		2,100,000	2,328,375
6.400%, due 01/20/40[5]		200,000	247,500
United Kingdom Treasury Bonds
3.750%, due 09/07/21	GBP	4,000,000	7,145,317
4.750%, due 12/07/30	GBP	5,800,000	11,439,055
Total non-US government obligations (cost—$47,346,288)			49,499,053

Municipal bonds and notes—2.81%
Education—1.29%
Clark County School District, Limited Tax (Building), Series A
5.000%, due 06/15/19	300,000		335,373
Los Angeles Unified School District Refunding, Series A-1 (NATL-RE Insured)
4.500%, due 07/01/25	3,200,000		3,279,424
4.500%, due 01/01/28	3,800,000		3,803,572
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		107,770
University of Toledo General Receipts Bonds (Build America Bonds)
6.750%, due 06/01/22	2,000,000		2,247,260

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Education—(concluded)
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.980%, due 01/01/21[13]	1,600,000	1,066,912
		10,840,311
General obligation—0.36%
California State (Build America Bonds)
7.500%, due 04/01/34	1,400,000	1,692,334
Cook County Build America Bonds (Recovery Zone Economic Development)
6.360%, due 11/15/33	1,200,000	1,321,068
		3,013,402
Tobacco—0.19%
Buckeye Tobacco Settlement Financing Authority (Asset Backed Series Turbo), Series A-2
5.875%, due 06/01/47	500,000	353,530
Tobacco Settlement Funding Corp., Louisiana, Series 2001-B
5.875%, due 05/15/39	1,075,000	1,075,484
Tobacco Settlement Funding Corp., Rhode Island, Series A
6.250%, due 06/01/42	200,000	182,568
		1,611,582
Transportation—0.73%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,500,000	1,870,365
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,478,262
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	822,920
		6,171,547
Utilities—0.24%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	112,133
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,887,680
		1,999,813
Total municipal bonds and notes (cost—$21,005,858)		23,636,655

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Preferred stock[14]—0.80%
Commercial banks—0.80%
Wells Fargo & Co. (cost—$3,810,820)	6,400	6,759,360

	Face amount[1]
Certificates of deposit—0.45%
Banking-non-US—0.45%
Banco Bradesco SA
1.955%, due 01/24/13[6,15] (cost—$3,800,000)	3,800,000	3,800,000

Short-term US government obligations[16]—10.78%
US Treasury Bills
0.013%, due 01/19/12	3,310,000	3,309,891
0.029%, due 02/23/12	660,000	659,940
0.047%, due 03/01/12	15,430,000	15,428,858
0.037%, due 03/08/12	730,000	729,935
0.046%, due 03/15/12	2,570,000	2,569,712
0.029%, due 03/22/12	19,500,000	19,497,309
0.033%, due 03/29/12	23,800,000	23,796,359
0.035%, due 04/05/12	10,300,000	10,298,218
0.065%, due 04/19/12	10,400,000	10,397,691
0.065%, due 05/03/12	4,200,000	4,198,820
Total short-term US government obligations (cost—$90,885,132)		90,886,733

Repurchase agreements—2.85%
Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.100% due 11/01/11, collateralized by $15,709,000 US Treasury Notes, 3.625% due 02/15/21; (value—$17,997,050); proceeds: $17,500,049	17,500,000	17,500,000
Repurchase agreement dated 10/31/11 with JPMorgan Securities LLC, 0.120% due 11/01/11, collateralized by $5,100,000 Federal National Mortgage Association obligations, 0.870% due 09/12/14; (value—$5,112,822); proceeds: $5,000,017	5,000,000	5,000,000
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $1,493,120 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $36,863 US Treasury Notes, 1.375% due 11/30/15; (value—$1,534,098); proceeds: $1,504,000	1,504,000	1,504,000
Total repurchase agreements (cost—$24,004,000)		24,004,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Notional amount	Value ($)
Swaptions purchased—0.15%
Put swaptions purchased—0.15%
3 Month USD LIBOR[17] Interest Rate Swap, strike @ 3.273%, expires 09/24/12 (Counterparty: Credit Suisse International; receive floating rate); underlying swap terminates 09/26/42[6] (cost—$949,667)	18,500,000	1,285,606
Total investments (cost—$821,627,858)—100.69%		848,574,778
Liabilities in excess of other assets—(0.69)%		(5,813,205)
Net assets—100.00%		842,761,573

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$46,131,073
Gross unrealized depreciation	(19,184,153)
Net unrealized appreciation	$26,946,920

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	In US Dollars unless otherwise indicated.
2	Partial amount delivered to broker as collateral for futures transactions.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.55% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Illiquid securities representing 1.14% of net assets as of October 31, 2011.
7

Security exempt for registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.37% of net assets as of October 31, 2011, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers

8	Inverse variable rate security. The interest rate shown is the current rate as of October 31, 2011, and changes periodically.
9	Step bond that converts to the noted fixed rate at a designated future date.
10

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2011, the value of these securities amounted to 1.51% of net assets.

11	Perpetual bond security. The maturity date reflects the next call date.
12	Bond interest in default.
13	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
14	Non cumulative preferred stock. Convertible until 12/31/49.
15

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.45% of net assets as of October 31, 2011, is considered illiquid and restricted.

Illiquid & restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 10/31/11 ($)	Value as a percentage of net assets (%)
Banco Bradesco SA	01/19/11	3,800,000	0.45	3,800,000	0.45

16	Rates shown are the discount rates at date of purchase.
17	3 Month LIBOR at October 31, 2011 was 0.429%.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011.

The investment manager earns a management fee from UBS Private Money Market Fund LLC.

		Purchases	Sales		Net income
		during the	during the		earned from
		three months	three months		affiliate for the
	Value at	ended	ended	Value at	three months ended
	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	4,383,525	79,716,371	84,099,896	—	171

AGM	Assured Guaranty Municipal Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2011.
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GS	Goldman Sachs
MTN	Medium Term Note
MXN	Mexican Peso
NATL-RE	National Reinsurance
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Swaptions6

			Pay/
			receive				Unrealized
Notional			floating		Premiums	Current	appreciation
amount (000)	Put options written	Counterparty	date	Expiration	received ($)	value ($)	(depreciation ($)
60,000	USD 3 Month LIBOR [18] Interest Rate Swap, strike @ 2.250%; underlying interest rate swap terminating 09/26/14	Royal Bank of Scotland PLC	Pay	09/24/12	318,000	(45,222)	272,778
43,200	USD 3 Month LIBOR [18] Interest Rate Swap, strike @ 2.850%; underlying interest rate swap terminating 09/26/22	Credit Suisse International	Pay	09/24/12	959,040	(1,263,410)	(304,370)

					1,277,040	(1,308,632)	(31,592)

18	3 Month LIBOR (USD on London Interbank Offered Rate) at October 31, 2011 was 0.429%.

USD	United States Dollar

Swaption activity for the three months ended October 31, 2011 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2011	318,000
Swaptions written	959,040
Swaptions terminated in closing purchase transactions	—
Swaptions outstanding at October 31, 2011	1,277,040

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value ($)	(depreciation) ($)
Interest rate futures buy contracts:
45	GBP	United Kingdom Long Gilt 10 Year Futures	December 2011	9,402,676	9,321,916	(80,760)
1567	USD	90 Day Euro Dollar Futures	June 2014	384,642,743	386,990,238	2,347,495
325	USD	90 Day Euro Dollar Futures	September 2014	79,284,452	80,096,250	811,798
315	USD	90 Day Euro Dollar Futures	March 2016	75,396,038	76,671,000	1,274,962
				548,725,909	553,079,404	4,353,495

Currency type abbreviations:

GBP	Great Britain Pound
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	AUD	6,953,000	USD	6,621,968	11/10/11	(698,657)
Barclays Bank PLC	GBP	15,805,000	USD	24,830,635	12/08/11	(572,898)
Barclays Bank PLC	MXN	10,093,041	USD	859,531	11/18/11	103,244
Barclays Bank PLC	USD	4,345,415	GBP	2,810,000	12/08/11	171,126
Citibank N.A.	AUD	1,915,000	USD	1,872,027	11/10/11	(144,224)
Citibank N.A.	BRL	1,914,401	USD	1,181,000	11/03/11	65,934
Citibank N.A.	TWD	2,548,048	USD	88,829	01/11/12	3,521
Citibank N.A.	USD	3,344,485	CAD	3,282,000	11/17/11	(52,981)
Citibank N.A.	USD	25,099	IDR	228,150,000	01/31/12	429
Citibank N.A.	USD	1,602,746	MYR	4,779,390	11/10/11	(45,658)
Deutsche Bank AG	CAD	1,627,000	USD	1,637,978	11/17/11	6,266
Deutsche Bank AG	JPY	1,273,507,000	USD	16,587,673	01/13/12	275,180
Deutsche Bank AG	MXN	5,672,796	USD	483,182	11/18/11	58,111
Deutsche Bank AG	MXN	1,154,093	USD	84,000	11/18/11	(2,478)
Deutsche Bank AG	SGD	5,415	USD	4,480	12/09/11	164
Deutsche Bank AG	USD	10,400,000	CNY	62,712,000	01/28/15	(293,268)
Deutsche Bank AG	USD	1,100,000	CNY	6,523,000	04/07/16	(37,168)
Deutsche Bank AG	USD	100,000	IDR	878,700,000	01/31/12	(1,680)
Deutsche Bank AG	USD	3,800,000	TWD	108,186,000	01/11/12	(177,988)
Goldman Sachs International	BRL	271,375	USD	167,000	11/03/11	8,934
Goldman Sachs International	TWD	104,895,000	USD	3,700,000	01/11/12	188,169
HSBC BanK USA	BRL	29,444,698	USD	18,263,676	11/03/11	1,113,256
HSBC BanK USA	BRL	31,630,474	USD	16,501,708	01/04/12	(1,663,389)
HSBC BanK USA	MXN	17,238,358	USD	1,270,638	03/15/12	(7,330)
HSBC BanK USA	USD	16,673,945	BRL	31,630,474	11/03/11	1,749,606
HSBC BanK USA	USD	1,283,571	MXN	17,238,358	11/18/11	8,126
JPMorgan Chase Bank	EUR	16,999,000	USD	23,113,115	01/17/12	(396,241)
JPMorgan Chase Bank	GBP	124,000	USD	193,181	12/08/11	(6,126)
JPMorgan Chase Bank	MYR	4,673,095	USD	1,568,679	11/10/11	46,221
JPMorgan Chase Bank	USD	5,860,000	CNY	34,779,100	04/07/16	(193,231)
JPMorgan Chase Bank	USD	7,709,035	INR	358,315,930	07/12/12	(553,442)
JPMorgan Chase Bank	USD	453,421	KRW	483,075,000	11/14/11	(17,905)
Morgan Stanley & Co., Inc.	MXN	318,429	USD	27,145	11/18/11	3,285
Royal Bank of Canada	CAD	1,628,000	USD	1,644,787	11/17/11	12,072
						(1,051,020)

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Great Britain Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Interest rate swaps

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[19] (%)		Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
Barclays Bank PLC	AUD	5,000	12/15/20	4.850	[20]	6.000	(10,670)	357,794	347,124
Barclays Bank PLC	AUD	10,700	12/15/20	4.850	[20]	6.000	121,681	765,678	887,359
Barclays Bank PLC	BRL	35,800	01/02/14	11.390	[21]	12.510	—	707,732	707,732
Barclays Bank PLC	BRL	27,000	01/02/14	11.390	[21]	10.830	(44,453)	91,061	46,608
Barclays Bank PLC	USD	34,000	09/21/21	0.429	[22]	4.000	(778,260)	795,026	16,766
Citibank N.A.	AUD	8,700	12/15/21	4.850	[20]	5.750	91,616	444,831	536,447
							(620,086)	3,162,122	2,542,036

19	Payments made/received are based on the notional amount.
20	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
21	Rate based on the Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate
22	Rate based on 3 Month LIBOR (USD on Interbank Offered Rate).

AUD	Australian Dollar
BRL	Brazilian Real
LIBOR	London Interbank Offered Rate
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Credit default swaps on corporate issues – buy protection23

	Notional			Rate type					Unrealized
Counterparty	amount (000)		Termination date	Payments made by the Portfolio (%)[24]	Payments received by the Portfolio (%)		Upfront payments made ($)	Value ($)	appreciation (depreciation) ($)
Barclays Bank PLC	USD	3,100	09/20/15	7.150	—	[25]	—	(720,588)	(720,588)
Citibank N.A.	USD	300	12/20/13	3.400	—	[26]	—	(15,197)	(15,197)
Credit Suisse First Boston	USD	1,400	03/20/13	1.450	—	[27]	—	(24,371)	(24,371)
Deutsche Bank AG	USD	3,200	12/20/17	1.020	—	[28]	—	367,341	367,341
							—	(392,815)	(392,815)

23

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

24	Payments are made based on the notional amount.
25	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Macy’s Retail Holdings, Inc. bond, 8.375%, due 07/15/15.
26	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Valero Energy Corp. bond, 8.750%, due 06/15/30.
27	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Time Warner, Inc. bond, 9.125%, due 01/15/13
28	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Bank of America Corp. bond, 5.750%, due 12/01/17.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Credit default swaps on corporate and sovereign issues – sell protection29

	Notional			Rate type					Unrealized
Counterparty	amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)[30]	Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)	Credit spread (%)[31]
Bank of America N.A.	USD	3,500	06/20/16	—	[32]	1.000	16,827	(193,539)	(176,712)	2.30
Barclays Bank PLC	EUR	300	06/20/12	—	[33]	1.000	32,958	1,736	34,694	0.35
Barclays Bank PLC	EUR	500	06/20/15	—	[33]	1.000	75,251	1,106	76,357	0.95
Barclays Bank PLC	USD	3,900	03/20/13	—	[34]	2.030	—	5,143	5,143	1.93
Barclays Bank PLC	USD	5,500	06/20/16	—	[35]	1.000	15,937	(77,103)	(61,166)	1.31
Citibank N.A.	USD	1,800	03/20/14	—	[36]	5.000	88,920	155,438	244,358	1.32
Citibank N.A.	USD	200	06/20/15	—	[33]	5.000	(3,642)	28,558	24,916	0.96
Credit Suisse First Boston	USD	1,200	06/20/15	—	[33]	5.000	(18,409)	171,346	152,937	0.96
Deutsche Bank AG	USD	400	06/20/12	—	[37]	5.000	2,000	3,270	5,270	3.71
Deutsche Bank AG	USD	3,000	03/20/13	—	[34]	2.073	—	5,729	5,729	1.93
Deutsche Bank AG	USD	800	03/20/15	—	[38]	1.000	(13,030)	15,055	2,025	0.44
Deutsche Bank AG	USD	700	06/20/15	—	[33]	5.000	(24,474)	99,952	75,478	0.96
Deutsche Bank AG	USD	900	03/20/16	—	[38]	1.000	(20,248)	17,744	(2,504)	0.54
Goldman Sachs International	USD	6,000	09/20/16	—	[39]	0.250	376,116	(394,497)	(18,381)	1.68
HSBC Bank USA N.A.	USD	5,900	09/20/16	—	[39]	0.250	369,848	(387,923)	(18,075)	1.68
Morgan Stanley & Co. International PLC	USD	4,100	09/20/16	—	[40]	1.000	17,807	(36,049)	(18,242)	1.19
							915,861	(584,034)	331,827

29

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

30	Payments received are based on the notional amount.
31

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative or other credit event occurring. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

32	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Electric Capital Corp. bond, 5.625%, due 09/15/17.
33	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the BP Capital Markets America bond, 4.200%, due 06/15/18.
34	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the MetLife, Inc. bond, 5.000%, due 06/15/15.
35	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Federal Republic of Brazil bond, 12.250%, due 03/06/30.
36	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the El Paso Corp. bond, 6.875%, due 06/15/14.
37	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ally Financial, Inc. bond, 8.300%, due 02/12/15.
38	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Australian Government bond, 6.500%, due 05/15/13.
39	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the France Government bond, 4.250%, due 04/25/19.
40	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the China International Government bond, 4.750%, due 10/29/13.

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	202,021,179	—	202,021,179
Government national mortgage association certificates	—	168,709	—	168,709
Federal home loan mortgage corporation certificates	—	160,296	1,537,071	1,697,367
Federal housing administration certificates	—	—	51,985	51,985
Federal national mortgage association certificates	—	26,619,277	78,455	26,697,732
Collateralized mortgage obligations	—	205,951,591	258,501	206,210,092
Asset-backed securities	—	17,415,679	—	17,415,679
Corporate notes	—	179,153,946	—	179,153,946
Loan assignments	—	15,286,682	—	15,286,682
Non-US government obligations	—	49,499,053	—	49,499,053
Municipal bonds and notes	—	23,636,655	—	23,636,655
Preferred stock	6,759,360	—	—	6,759,360
Certificates of deposit	—	3,800,000	—	3,800,000
Short-term US government obligations	—	90,886,733	—	90,886,733
Repurchase agreements	—	24,004,000	—	24,004,000
Options purchased	—	1,285,606	—	1,285,606
Swaptions, net	—	(1,308,632)	—	(1,308,632)
Futures contracts, net	4,353,495	—	—	4,353,495
Forward foreign currency contracts, net	—	(1,051,020)	—	(1,051,020)
Swap agreements, net	—	2,185,273	—	2,185,273
Total	11,112,855	839,715,027	1,926,012	852,753,894

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2011:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total ($)
Beginning balance	1,515,053	53,247	92,674	291,725	1,952,699
Purchases	—	—	4,202,625	—	4,202,625
Sales	(13,116)	(1,331)	(4,717)	(27,932)	(47,096)
Accrued discounts/(premiums)	—	(63)	—	—	(63)
Net realized gain/(loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	35,134	132	82,373	(5,292)	112,347
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,537,071	51,985	4,372,955	258,501	6,220,512

The net change in unrealized appreciation/depreciation relating to the Level 3 investments held October 31, 2011 was $112,347.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	86.9
Brazil	4.3
United Kingdom	2.3
South Korea	1.3
Ireland	0.9
Qatar	0.8
India	0.8
Mexico	0.6
France	0.5
Cayman Islands	0.5
British Virgin Islands	0.5
United Arab Emirates	0.3
Luxembourg	0.2
Chile	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—98.88%
Alabama—0.69%
Birmingham Waterworks Board Water Revenue
Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,176,869

Alaska—2.30%
Alaska Housing Finance Corp. General Housing
Series C (NATL-RE Insured)
5.000%, due 12/01/13	1,110,000	1,192,251
Alaska International Airports Revenue Refunding
Series A (NATL-RE Insured)
5.500%, due 10/01/15[1]	3,500,000	3,725,750
North Slope Boro Series A (NATL-RE Insured)
5.000%, due 06/30/16	2,000,000	2,306,500
		7,224,501
Arizona—1.83%
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road Fund
5.000%, due 07/01/15	2,000,000	2,279,520
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,701,060
San Manuel Entertainment Series 04-C
4.500%, due 12/01/16[2]	1,800,000	1,766,682
		5,747,262
California—14.17%
California Health Facilities Financing Authority Revenue Sutter Health Series B
5.250%, due 08/15/23	1,500,000	1,647,840
California State
5.000%, due 03/01/17	2,000,000	2,213,260
5.000%, due 08/01/19	3,000,000	3,273,780
5.250%, due 10/01/20	1,000,000	1,129,280
5.500%, due 04/01/21	3,000,000	3,454,410
California State Department of Water Resources Power Supply Revenue Series L
5.000%, due 05/01/14	1,250,000	1,381,663
5.000%, due 05/01/17	1,000,000	1,167,480
California State Economic Recovery Refunding Series A
5.000%, due 07/01/20	3,000,000	3,432,390
California State Refunding
5.000%, due 04/01/18	1,550,000	1,751,407
California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100) (XL Capital Insured)
4.100%, due 04/01/28[3]	1,000,000	1,041,980
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,429,030

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,725,960
Los Angeles Wastewater System Revenue Refunding
Series A (NATL-RE-FGIC Insured)
6.000%, due 06/01/22	2,000,000	2,556,660
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,744,825
San Francisco City and County Airports Community International Airport Revenue San Francisco International Airport
5.000%, due 05/01/17[1]	3,715,000	4,060,978
Southern California Public Power Authority Power Project Revenue Canyon Power Series A
5.000%, due 07/01/22	2,000,000	2,266,820
Southern California Public Power Authority Revenue Windy Point/Windy Flats Project Series 1
5.000%, due 07/01/23	1,350,000	1,526,053
Tuolumne Wind Project Authority Revenue Tuolumne Co. Project Series A
5.250%, due 01/01/24	2,590,000	2,859,438
University of California Revenue Series Q
5.250%, due 05/15/23	2,500,000	2,810,900
		44,474,154
Colorado—1.41%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,547,265
Denver City & County Airport Revenue Series A
5.500%, due 11/15/19[1]	2,500,000	2,873,925
		4,421,190
Florida—11.15%
Citizens Property Insurance Corp. Refunding Senior Secured High Risk Account Series A (NATL-RE Insured)
5.000%, due 03/01/14	2,000,000	2,123,760
Citizens Property Insurance Corp. Senior Secured Coastal Series A-1
5.000%, due 06/01/19	2,000,000	2,140,180
Citizens Property Insurance Corp. Senior Secured High Account Series A-1
5.500%, due 06/01/14	1,000,000	1,080,340
5.500%, due 06/01/17	2,835,000	3,135,057
Citizens Property Insurance Corp. Senior Secured High Risk Series A-1
5.000%, due 06/01/15	1,600,000	1,724,000

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (NATL-RE Insured)
5.000%, due 04/01/14	1,065,000	1,159,103
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Series A
5.000%, due 07/01/15	1,000,000	1,091,070
5.000%, due 07/01/16	1,500,000	1,650,270
Florida State Board of Education Lottery Revenue Refunding
Series C
5.000%, due 07/01/16	1,000,000	1,149,850
Series E
5.000%, due 07/01/19	1,000,000	1,166,190
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,772,249
5.250%, due 10/01/21	2,000,000	2,242,640
Lakeland Energy System Revenue Refunding Series B (AGM Insured)
5.000%, due 10/01/17	2,000,000	2,307,000
Miami-Dade County Water & Sewer Revenue Refunding Series C
5.250%, due 10/01/18	2,000,000	2,336,240
Miami-Dade County Water & Sewer Revenue Refunding Systems Series B (AGM Insured)
5.250%, due 10/01/18	2,500,000	2,946,300
Orlando & Orange County Expressway Authority Expressway Revenue Junior Lien (NATL-RE-IBC/FGIC Insured)
8.250%, due 07/01/16	2,595,000	3,250,471
Tampa Solid Waste System Revenue Refunding (AGM Insured)
5.000%, due 10/01/15[1]	1,000,000	1,085,310
Tampa Utilities Tax & Special Revenue Refunding Series B (AMBAC Insured)
5.750%, due 10/01/15	1,000,000	1,154,250
Tampa-Hillsborough County Expressway Authority Revenue (Escrowed to Maturity) (AMBAC Insured)
5.000%, due 07/01/14	640,000	711,136
Tampa-Hillsborough County Expressway Authority Revenue Unrefunded Balance (AMBAC Insured)
5.000%, due 07/01/14	695,000	758,530
		34,983,946
Georgia—2.36%
De Kalb County Water & Sewer Revenue Refunding Series B
5.250%, due 10/01/24	2,000,000	2,217,560

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)

Gwinnett County Development Authority Certificates of Participation, Gwinnett County Public Schools Project (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) (NATL-RE Insured)

5.250%, due 01/01/20	1,250,000	1,374,075
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	2,072,402
Private Colleges & Universities Authority of Georgia Emory University Series A
5.000%, due 09/01/16	1,500,000	1,749,420
		7,413,457
Guam—0.32%
Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A
5.000%, due 10/01/12	1,000,000	1,010,810

Idaho—0.13%
Idaho Housing & Finance Association Single-Family Mortgage
Series G-2, Class III
5.950%, due 07/01/19[1]	350,000	361,249
Subseries D-3
5.150%, due 07/01/13[1]	45,000	45,398
		406,647
Illinois—9.78%
Chicago O’Hare International Airport Revenue Refunding-General-Third Lien- Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,135,410
Chicago (Pre-refunded with State and Local Government Securities to 01/01/14 @ 100) Series A (AGM Insured)
5.000%, due 01/01/34	2,000,000	2,185,960
Chicago Project Series C (NATL-RE Insured)
5.000%, due 01/01/20	1,000,000	1,036,500
Chicago Refunding Series A (AGM Insured)
5.000%, due 01/01/17	2,500,000	2,696,200
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,847,598
Illinois Development Finance Authority Revenue DePaul University Series C
5.500%, due 10/01/13	1,000,000	1,073,510
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,271,220

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	660,000	780,067
Illinois Municipal Electric Agency Power Supply Refunding Series C (NATL-RE-FGIC Insured)
5.000%, due 02/01/16	1,200,000	1,340,484
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,356,238
Railsplitter Tobacco Settlement Authority
5.000%, due 06/01/15	1,700,000	1,856,366
5.500%, due 06/01/23	3,065,000	3,235,353
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,625,620
Springfield Electric Revenue Senior Lien Electric
5.000%, due 03/01/16	2,000,000	2,237,220
		30,677,746
Indiana—1.69%
Indiana State Finance Authority Environmental Facilities Revenue Refunding Industrial Power & Light Co. Series C
4.900%, due 01/01/16	1,500,000	1,631,025
Indiana University Revenues Student Fees Series S
5.000%, due 08/01/19	1,185,000	1,393,904
Indianapolis Thermal Energy System Refunding (AGM Insured)
5.000%, due 10/01/16	2,000,000	2,277,080
		5,302,009
Iowa—1.09%
Iowa Finance Authority Revenue Revolving Fund (Partially Pre-refunded with US Treasury obligations and State and Local Government Securities to 08/01/12 @ 100)
5.250%, due 02/01/14	3,310,000	3,427,704

Kentucky—0.73%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,300,983

Louisiana—1.21%
Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)
5.125%, due 06/01/26[1]	615,000	631,888
Louisiana Public Facilities Authority Revenue Hurricane Recovery Project (AMBAC Insured)
5.000%, due 06/01/15	2,880,000	3,151,238
		3,783,126

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—1.09%
Maryland State & Local Facilities Lien First Series
5.000%, due 08/01/15	2,000,000	2,235,440
Montgomery Country Consolidated Public Improvement Bond Series A
5.000%, due 07/01/21	1,000,000	1,189,140
		3,424,580
Massachusetts—4.90%
Massachusetts Bay Transportation Authority Massachusetts Sales Tax Revenue
Series A
5.000%, due 07/01/22	2,000,000	2,401,200
Series B
5.250%, due 07/01/21	6,000,000	7,325,280
Massachusetts Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology Series M
5.250%, due 07/01/29	1,000,000	1,245,660
Massachusetts Health & Educational Facilities Authority Revenue Partners Healthcare Systems Series G-5
5.000%, due 07/01/19	1,000,000	1,111,460
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project
5.450%, due 06/01/14[1]	2,000,000	2,157,880
Massachusetts State Water Resources Authority Refunding General Series B
5.000%, due 08/01/15	1,000,000	1,144,380
		15,385,860
Michigan—3.17%
Detroit Sewer Disposal Revenue Refunding Senior Lien Series C-1
6.500%, due 07/01/24	2,250,000	2,535,773
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,727,725
Michigan State Housing Development Authority Series A
4.550%, due 12/01/14[1]	2,395,000	2,495,949
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport
Series A
5.000%, due 12/01/16[1]	1,500,000	1,628,340
Series D
5.000%, due 12/01/17	510,000	555,130
		9,942,917
Missouri—2.35%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue St. Lukes Health Systems Series A (AGM Insured)
5.000%, due 11/15/16	2,000,000	2,237,340
5.000%, due 11/15/17	2,500,000	2,815,275

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Highways & Transit Commission State Road Revenue Second Lien
5.000%, due 05/01/16	2,000,000	2,333,300
		7,385,915
Nevada—0.55%
Las Vegas Valley Water District Refunding & Improvement Series A
5.000%, due 02/01/17	1,500,000	1,707,045

New Jersey—1.44%
New Jersey Economic Development Authority Revenue Refunding School Facilities Construction Series EE
5.250%, due 09/01/23	1,500,000	1,666,620
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,075,460
New Jersey Transportation Trust Fund Authority Transportation System Series B (AGC-ICC/FGIC Insured)
5.500%, due 12/15/20	1,500,000	1,757,550
		4,499,630
New York—6.82%
Metropolitan Transportation Authority Revenue Transportation Series G
5.000%, due 11/15/18	2,500,000	2,853,950
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	3,857,770
New York City
Series B
5.000%, due 08/01/17	1,750,000	2,037,385
Subseries A-10
0.120%, due 08/01/17[3]	500,000	500,000
New York City Transitional Finance Authority Revenue Future Tax Secured Series B-
5.000%, due 02/01/23	2,500,000	2,893,925
New York State Dorm Authority State Personal Income Tax Revenue Education Series D
5.000%, due 03/15/15	2,500,000	2,817,600
Port Authority of New York & New Jersey (NATL-RE-FGIC Insured)
5.000%, due 10/01/13[1]	6,000,000	6,454,440
		21,415,070
North Carolina—0.38%
North Carolina Limited Obligation Refunding Series B
5.000%, due 11/01/20	1,000,000	1,201,260

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—1.46%
Cincinnati Water System Revenue Refunding Series A
5.000%, due 12/01/21	1,000,000	1,203,490
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,374,580
		4,578,070
Oregon—0.36%
Oregon State Department of Transportation Highway User Tax Revenue Series A
5.250%, due 11/15/14	1,000,000	1,135,050

Pennsylvania—3.54%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,082,060
Lancaster Sewer Authority (Escrowed to Maturity)
6.000%, due 04/01/12	10,000	10,241
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding Philadelphia Funding Program
5.000%, due 06/15/17	2,000,000	2,341,660
Pennsylvania State Higher Educational Facilities Authority Revenue University of Pennsylvania Series A
5.000%, due 09/01/17	1,150,000	1,361,071
Pennsylvania Third Series (AGM Insured)
5.000%, due 09/01/15	1,000,000	1,111,340
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,123,550
Philadelphia Water & Wastewater Revenue Refunding Series A
5.000%, due 06/15/15	1,500,000	1,681,455
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,407,000
		11,118,377
Puerto Rico—3.44%
Puerto Rico Commonwealth Government Development Bank Senior Notes
Series B
5.000%, due 12/01/14	1,500,000	1,610,820
Series C
5.250%, due 01/01/15[1]	1,000,000	1,055,050
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue (AGM Insured)
5.500%, due 07/01/25	2,000,000	2,176,740

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico—(concluded)
Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)
5.000%, due 07/01/30[3]	1,000,000	1,022,230
Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100)
5.750%, due 08/01/27[3]	500,000	505,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue First Sub-Series A
5.500%, due 08/01/23	4,000,000	4,427,360
		10,797,340
South Carolina—0.74%
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,312,660

Tennessee—0.96%
Memphis Electric System Revenue Refunding Sub
5.000%, due 12/01/15	2,625,000	3,016,886

Texas—10.46%
Allen Independent School District Refunding (PSF-GTD)
5.000%, due 02/15/23	1,000,000	1,176,210
Austin Water & Wastewater Systems Revenue Refunding (NATL-RE Insured)
5.000%, due 11/15/17	2,000,000	2,252,460
Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (NATL-RE-FGIC Insured)
5.750%, due 11/01/13[1]	2,000,000	2,008,440
Dickinson Independent School District Refunding Schoolhouse (PSF-GTD)
5.000%, due 02/15/23	1,920,000	2,108,909
Fort Worth Independent School District (PSF-GTD)
5.000%, due 02/15/15	2,000,000	2,262,340
Fort Worth Water & Sewer Revenue Refunding & Improvement
5.000%, due 02/15/23	1,395,000	1,629,639
Harris County Flood Control District Refunding Contract Series A
5.250%, due 10/01/18	2,000,000	2,421,480
Harris County Hospital District Revenue Refunding Senior Lien Series A (NATL-RE Insured)
5.000%, due 02/15/18	1,675,000	1,836,001
Houston Utilities Systems Revenue Refunding Combined First Lien Series A (AGM Insured)
5.250%, due 11/15/17	2,500,000	2,993,175
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,979,395

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,553,515
5.000%, due 09/01/22	1,400,000	1,486,114
San Antonio Electric & Gas Refunding Series A
5.000%, due 02/01/17	1,295,000	1,519,113
Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)
5.000%, due 02/01/14	1,500,000	1,641,180
Texas Municipal Power Agency Revenue (Escrowed to Maturity) (NATL-RE Insured)
6.100%, due 09/01/13[4]	25,000	24,691
Texas Water Development Board Revenue State Revolving Fund Subseries A-1
5.000%, due 07/15/24	1,885,000	2,201,416
Tyler Independent School District School Building
5.000%, due 02/15/18	1,165,000	1,384,020
University of Texas University Revenues Refunding Financing System
Series D (Pre-refunded with State and Local Government Securities to 02/15/17 @ 100)
5.000%, due 08/15/17	1,805,000	2,127,535
Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	229,150
		32,834,783
Utah—0.51%
Riverton Hospital Revenue IHC Health Services, Inc.
5.000%, due 08/15/15	1,200,000	1,360,032
Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III
5.700%, due 07/01/15[1]	240,000	242,983
		1,603,015
Virginia—0.56%
Virginia College Building Authority Educational Facilities Revenue 21st Century College & Equipment (Pre-refunded with State and Local Government Securities to 02/01/14 @ 100) Series A
5.000%, due 02/01/21	1,600,000	1,755,008

Washington—7.29%
Energy Northwest Electric Revenue Columbia Station Series A
5.000%, due 07/01/23	2,500,000	2,733,575
Energy Northwest Electric Revenue Refunding Columbia Station Series A
5.000%, due 07/01/21	2,000,000	2,231,120
Energy Northwest Electric Revenue Refunding Project 1 Series A
5.000%, due 07/01/16	1,515,000	1,760,521

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Port of Seattle Refunding
5.500%, due 12/01/22[1]	500,000	578,910
Port of Seattle Revenue Refunding Intermediate Lien Series C
5.000%, due 02/01/16[1]	1,000,000	1,105,490
Seattle Municipal Lighting & Power Revenue Refunding & Improvement
Series A
5.000%, due 02/01/22	2,500,000	2,975,225
Series B
5.000%, due 02/01/14	1,000,000	1,096,430
Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)
5.000%, due 07/01/16	1,000,000	1,094,020
Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding Series B
7.125%, due 07/01/16	3,000,000	3,746,520
Washington State
Series 93-A (Escrowed to Maturity)
5.750%, due 10/01/12	5,000	5,224
Series A-Various Purpose
5.000%, due 07/01/17	2,130,000	2,516,361
5.000%, due 07/01/20	2,625,000	3,037,807
		22,881,203
Total municipal bonds and notes (cost—$292,948,647)		310,345,073

	Number of shares
Tax-free money market fund—0.01%
State Street Global Advisors Tax Free Money Market Fund (cost—$19,911)	19,911	19,911
Total investments (cost—$292,968,558)—98.89%		310,364,984
Other assets in excess of liabilities—1.11%		3,482,161
Net assets—100.00%		313,847,145

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,941,588
Gross unrealized depreciation	(545,162)
Net unrealized appreciation	$17,396,426

1	Security subject to Alternative Minimum Tax.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.56% of net assets as of October 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
4	Zero coupon bond; interest rate represents annualized yield at date of purchase.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

AGC	Associated General Contractors
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTD	Guaranteed
IBC	Insured Bond Certificate
ICC	International Code Council
NATL-RE	National Reinsurance
PSF	Permanent School Fund
SCSDE	South Carolina School District Enhancement
USDA	United States Department of Agriculture
VA	Veterans Administration

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	310,345,073	—	310,345,073
Tax-free money market fund	—	19,911	—	19,911
Total	—	310,364,984	—	310,364,984

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Long-term global debt securities—96.64%
British Virgin Islands—0.59%
CNOOC Finance 2011 Ltd.
4.250%, due 01/26/21[2]	3,100,000		3,238,319

Canada—7.74%
Canadian Government Bond
3.250%, due 06/01/21	12,050,000		13,044,344
3.750%, due 06/01/19	10,040,000		11,269,377
5.750%, due 06/01/33	4,460,000		6,459,181
Cards II Trust
3.048%, due 05/15/13	3,100,000		3,173,585
3.333%, due 05/15/16	2,300,000		2,383,047
Toronto-Dominion Bank
5.375%, due 05/14/15	EUR	4,000,000	6,164,035
			42,493,569
Cayman Islands—0.06%
UPCB Finance Ltd.
7.625%, due 01/15/20[3]	EUR	250,000	348,519

Denmark—0.57%
Kingdom of Denmark
4.000%, due 11/15/19	14,620,000		3,123,747

France—6.18%
BNP Paribas Home Loan Covered Bonds SA
2.200%, due 11/02/15[2,4]	USD	3,900,000	3,751,664
Caisse d’Amortissement de la Dette Sociale
3.625%, due 04/25/15	10,325,000		14,994,023
GDF Suez
2.750%, due 10/18/17	1,800,000		2,505,006
Pernod-Ricard SA
4.875%, due 03/18/16	950,000		1,369,554
Republic of France
4.000%, due 04/25/55	1,250,000		1,736,716
5.750%, due 10/25/32	2,520,000		4,403,288
Sanofi
2.625%, due 03/29/16	USD	4,100,000	4,276,271
Societe Generale
5.250%, due 03/28/13	650,000		919,307
			33,955,829
Germany—4.82%
Bayerische Landesbank
4.000%, due 01/16/12	4,250,000		5,910,364
Bundesrepublik Deutschland,
Series 08
4.750%, due 07/04/40	3,034,000		5,771,569
Series 98
5.625%, due 01/04/28	3,600,000		6,846,575
Deutsche Bank AG
3.625%, due 03/09/17[5]	2,250,000		2,675,053

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Long-term global debt securities—(continued)
Germany—(concluded)
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
7.500%, due 03/15/19[3]	750,000		1,066,314
NRW Bank
3.875%, due 01/27/20	2,300,000		3,466,301
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
8.125%, due 12/01/17[3]	500,000		719,524
			26,455,700
Italy—4.95%
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20	7,200,000		9,002,242
4.750%, due 09/01/21	14,500,000		18,204,552
			27,206,794
Japan—23.51%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850%, due 01/22/15[2]	USD	1,900,000	2,010,246
Development Bank of Japan
1.750%, due 03/17/17	130,000,000		1,762,917
2.300%, due 03/19/26	500,000,000		7,059,382
Government of Japan
0.700%, due 09/20/14	2,733,000,000		35,462,930
1.000%, due 12/20/12	1,640,000,000		21,185,872
2.000%, due 03/20/16	1,976,000,000		27,103,602
2.000%, due 12/20/24	685,000,000		9,422,456
2.200%, due 09/20/26	159,700,000		2,226,914
2.300%, due 06/20/35	1,177,000,000		16,254,584
2.300%, due 12/20/36	480,000,000		6,618,216
			129,107,119
Luxembourg—1.86%
Gazprom Via Gaz Capital SA
4.560%, due 12/09/12	3,200,000		4,516,397
8.125%, due 02/04/15	2,000,000		3,099,488
Prologis International Funding SA
5.875%, due 10/23/14[6]	450,000		616,750
Schlumberger Investment SA
1.950%, due 09/14/16[2]	USD	1,950,000	1,956,298
			10,188,933
Malaysia—0.15%
Malaysia Government Bond, Series 0902
4.378%, due 11/29/19	2,500,000		852,347

Mexico—4.89%
Mexican Bonos
6.500%, due 06/10/21	83,800,000		6,446,897
8.000%, due 06/11/20	95,000,000		8,106,641
8.500%, due 12/13/18	140,200,000		12,281,360
			26,834,898

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Long-term global debt securities—(continued)
Netherlands—3.33%
Bank Nederlandse Gemeenten
4.375%, due 01/19/15	GBP	660,000	1,161,295
BMW Finance N.V.
4.000%, due 09/17/14	600,000		877,796
Government of the Netherlands
5.500%, due 01/15/28	1,830,500		3,382,259
ING Bank N.V.
1.737%, due 06/09/14[3,5]	USD	3,150,000	3,097,962
6.125%, due 05/29/23[5]	800,000		1,017,960
Netherlands Government Bond
4.000%, due 01/15/37	2,750,000		4,530,822
Schlumberger Finance BV
2.750%, due 12/01/15	1,400,000		1,984,622
Urenco Finance N.V.
5.375%, due 05/22/15	1,500,000		2,256,297
			18,309,013
Norway—1.05%
DnB NOR Boligkreditt
3.375%, due 01/20/17	EUR	4,000,000	5,745,947

Poland—0.23%
Poland Government Bond, Series 1019
5.500%, due 10/25/19	4,050,000		1,270,842

Singapore—1.32%
DBS Bank Ltd.
2.375%, due 09/14/15	USD	950,000	948,419
5.000%, due 11/15/19[2,5]	USD	2,400,000	2,540,875
Oversea-Chinese Banking Corp., Ltd.
4.250%, due 11/18/19[5]	USD	2,300,000	2,375,477
United Overseas Bank Ltd.
5.375%, due 09/03/19[2,5]	USD	1,300,000	1,384,595
			7,249,366
South Korea—3.86%
Korea Treasury Bond
5.750%, due 09/10/18	21,318,210,000		21,212,427

Spain—3.12%
Spain Government Bond
5.500%, due 04/30/21	12,450,000		17,118,879

Supranational—1.12%
European Investment Bank
6.000%, due 12/07/28	GBP	2,950,000	6,124,610

Sweden—2.81%
Government of Sweden
4.250%, due 03/12/19	14,830,000		2,645,505

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Long-term global debt securities—(continued)
Sweden—(concluded)
Nordea Hypotek AB
3.500%, due 01/18/17	EUR	2,100,000	3,045,683
Skandinaviska Enskilda Banken AB
4.500%, due 04/25/13	EUR	3,880,000	5,585,450
Vattenfall AB
6.250%, due 03/17/21	EUR	2,450,000	4,167,573
			15,444,211
United Kingdom—13.33%
Abbey National Treasury Services PLC
3.625%, due 10/14/16	EUR	2,000,000	2,771,999
5.750%, due 03/02/26[3]	3,250,000		5,686,054
Anglian Water Services Finance PLC
6.250%, due 06/27/16	EUR	900,000	1,435,616
Aviva PLC
5.250%, due 10/02/23[5]	EUR	1,900,000	2,576,449
Barclays Bank PLC
1.438%, due 01/13/14[5]	USD	2,600,000	2,503,210
4.500%, due 03/04/19[5]	EUR	1,450,000	1,764,763
Diageo Finance PLC
6.625%, due 12/05/14	EUR	1,900,000	2,988,952
First Hydro Finance PLC
9.000%, due 07/31/21	700,000		1,283,105
HSBC Bank PLC
1.203%, due 01/17/14[3,5]	USD	1,300,000	1,286,363
HSBC Holdings PLC
6.250%, due 03/19/18	EUR	4,000,000	5,835,257
National Grid Gas PLC
5.125%, due 05/14/13	EUR	1,700,000	2,465,783
Nationwide Building Society
4.375%, due 02/28/22	EUR	3,750,000	5,380,972
Network Rail Infrastructure Finance PLC
4.875%, due 11/27/15	705,000		1,294,487
Royal Bank of Scotland Group PLC
5.250%, due 05/15/13	EUR	1,350,000	1,871,169
Royal Bank of Scotland PLC
4.875%, due 08/25/14[2]	USD	3,000,000	3,059,610
Scottish & Southern Energy PLC
6.125%, due 07/29/13	EUR	900,000	1,333,196
Standard Chartered Bank
3.625%, due 02/03/17[5]	EUR	1,400,000	1,920,956
Standard Chartered PLC
3.625%, due 12/15/15	EUR	4,500,000	6,278,711
United Kingdom Treasury Bonds
4.250%, due 12/07/55	3,770,000		7,268,626
United Kingdom Treasury Inflation Linked Bonds
1.250%, due 11/22/17	7,737,475		14,212,702
			73,217,980

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Long-term global debt securities—(concluded)
United States—11.15%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[2]	2,350,000		2,383,647
Ball Corp.
6.750%, due 09/15/20	1,050,000		1,131,375
BMW US Capital LLC
5.000%, due 05/28/15	EUR	600,000	907,579
Boeing Capital Corp.
2.125%, due 08/15/16	1,650,000		1,681,297
Celanese US Holdings LLC
6.625%, due 10/15/18	650,000		702,000
Citigroup, Inc.
1.136%, due 02/15/13[5]	3,000,000		2,948,808
6.000%, due 08/15/17	1,800,000		1,958,918
Daimler Finance N.A. LLC
0.973%, due 03/28/14[2,5]	2,500,000		2,461,890
Ford Motor Credit Co. LLC
5.750%, due 02/01/21	1,200,000		1,278,595
Georgia-Pacific LLC
8.000%, due 01/15/24	500,000		658,703
HSBC Bank USA N.A.
4.875%, due 08/24/20	1,400,000		1,365,655
IBM Corp.
5.700%, due 09/14/17	4,200,000		5,091,950
Johnson & Johnson
4.750%, due 11/06/19	EUR	3,350,000	5,296,718
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17	4,850,000		5,223,697
New York Life Global Funding
2.450%, due 07/14/16[2]	2,800,000		2,836,042
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[2]	700,000		746,593
Pfizer, Inc.
5.750%, due 06/03/21	EUR	3,900,000	6,528,952
Philip Morris International, Inc.
5.650%, due 05/16/18	1,200,000		1,424,630
6.875%, due 03/17/14	1,800,000		2,048,778
PNC Funding Corp.
5.125%, due 02/08/20	2,550,000		2,818,977
Procter & Gamble Co.
4.500%, due 05/12/14	EUR	3,700,000	5,485,620
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	2,900,000	5,132,823
Southwestern Energy Co.
7.500%, due 02/01/18	950,000		1,102,000
			61,215,247
Total long-term global debt securities (cost—$498,498,905)			530,714,296

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Repurchase agreement—1.37%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $7,456,667 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $184,094 US Treasury Notes, 1.375% due 11/30/15; (value—$7,661,309); proceeds: $7,511,002 (cost—$7,511,000)	7,511,000	7,511,000

Investment of cash collateral from securities loaned—0.69%
Money market fund—0.69%
UBS Private Money Market Fund LLC[7] (cost—$3,822,390)	3,822,390	3,822,390
Total investments (cost—$509,832,295)[8]—98.70%		542,047,686
Other assets in excess of liabilities—1.30%		7,119,431
Net assets—100.00%		549,167,117

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$40,533,656
Gross unrealized depreciation	(8,318,265)
Net unrealized appreciation	$32,215,391

Note: The portfolio of investments is listed by the issuer’s country of incorporation.
1	In local currency unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.80% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2011, the value of this security amounted to 2.22% of net assets.

4	Security, or portion thereof, was on loan at October 31, 2011.
5	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
6	Step bond that converts to the noted fixed rate at a designated future date.
7

The table below details the Portolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	65,600	4,677,440	920,650	3,822,390	10

8	Includes $3,756,398 of investments in securities on loan, at value.

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Futures contracts8

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value ($)	(depreciation) ($)
US Treasury futures buy contracts:
5	USD	US Treasury Bond 30 Year Futures	December 2011	677,930	695,156	17,226
Interest rate futures buy contracts:
146	AUD	Australian Bond 10 Year Futures	December 2011	17,771,388	17,221,460	(549,928)
232	CAD	Canada Government Bond 10 Year Futures	December 2011	30,292,543	30,597,017	304,474
103	EUR	German Euro BOBL Futures	December 2011	17,516,333	17,504,707	(11,626)
145	EUR	German Euro Bund Futures	December 2011	27,442,110	27,287,282	(154,828)
74	EUR	German Euro Schatz Futures	December 2011	11,297,016	11,276,328	(20,688)
1	JPY	Japan Government Bond 10 Year Futures	December 2011	1,827,983	1,819,766	(8,217)
				106,825,303	106,401,716	(423,587)

				Proceeds ($)
US Treasury futures sell contracts:
309	USD	US Treasury Note 2 Year Futures	December 2011	68,107,279	68,066,906	40,373
247	USD	US Treasury Note 5 Year Futures	December 2011	30,170,175	30,284,516	(114,341)
453	USD	US Treasury Note 10 Year Futures	December 2011	58,348,624	58,465,313	(116,689)
Interest rate futures sell contracts:
24	GBP	United Kingdom Long Gilt 10 Year Bond Futures	December 2011	4,939,225	4,960,906	(21,681)
				161,565,303	161,777,641	(212,338)
						(635,925)

8	Restricted cash of $5,331,624 delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	KRW	10,843,691,000	USD	10,006,078	12/01/11	242,411
Barclays Bank PLC	USD	2,817,494	KRW	3,031,060,000	12/01/11	(88,325)
Citibank N.A.	AUD	72,000	USD	70,298	12/14/11	(5,198)
Citibank N.A.	CAD	5,800,454	USD	5,527,600	12/14/11	(286,054)
Citibank N.A.	CAD	237,000	USD	238,061	12/14/11	521
Citibank N.A.	EUR	119,000	USD	162,155	12/14/11	(2,445)
Citibank N.A.	GBP	5,000	USD	7,708	12/14/11	(328)
Citibank N.A.	USD	108,852	AUD	110,999	12/14/11	7,537
Citibank N.A.	USD	4,723,064	CNY	30,400,000	12/01/11	60,719
Citibank N.A.	USD	106,546	EUR	78,179	12/14/11	1,590
Citibank N.A.	USD	201,550	EUR	144,900	12/14/11	(1,125)
Citibank N.A.	USD	51,404	GBP	32,999	12/14/11	1,632
Citibank N.A.	USD	5,840,000	MXN	77,601,920	12/14/11	(39,227)
Citibank N.A.	USD	3,198,261	SEK	22,010,430	12/14/11	171,367
Citibank N.A.	USD	1,457,332	SGD	1,908,377	12/14/11	63,535
Credit Suisse London Branch	AUD	7,000	USD	7,369	12/14/11	29
Credit Suisse London Branch	AUD	6,190,664	USD	5,815,025	12/14/11	(676,256)
Credit Suisse London Branch	EUR	15,794,939	AUD	22,034,256	12/14/11	1,256,773
Credit Suisse London Branch	EUR	2,749,150	PLN	12,171,860	12/14/11	7,067
Credit Suisse London Branch	EUR	2,635,574	USD	3,597,057	12/14/11	(48,453)
Credit Suisse London Branch	NOK	32,619,678	USD	5,460,000	12/14/11	(384,981)
Credit Suisse London Branch	PHP	110,380,000	USD	2,491,086	12/01/11	(93,650)
Credit Suisse London Branch	USD	1,391,200	CAD	1,463,884	12/14/11	76,015
Credit Suisse London Branch	USD	47,553	EUR	34,313	12/14/11	(91)
Credit Suisse London Branch	USD	3,661,180	EUR	2,749,150	12/14/11	141,427
Credit Suisse London Branch	USD	9,850,000	JPY	767,024,425	12/14/11	(31,145)
Credit Suisse London Branch	USD	914,463	NZD	1,207,643	12/14/11	59,335
Credit Suisse London Branch	USD	8,060,795	PHP	348,710,000	12/01/11	104,843
Deutsche Bank AG London	CLP	826,000,000	USD	1,554,706	12/01/11	(126,077)
Deutsche Bank AG London	EUR	927,437	DKK	6,899,555	12/14/11	(454)
Deutsche Bank AG London	EUR	16,764,180	NOK	131,173,006	12/14/11	316,223
Deutsche Bank AG London	EUR	143,500	USD	197,600	12/14/11	(889)
Deutsche Bank AG London	GBP	188,501	EUR	219,268	12/14/11	331
Deutsche Bank AG London	MXN	298,916,775	USD	21,343,423	12/14/11	(1,000,719)
Deutsche Bank AG London	PEN	2,760,000	USD	989,070	12/01/11	(27,921)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Deutsche Bank AG London	PLN	8,949,201	USD	2,700,504	12/14/11	(100,509)
Deutsche Bank AG London	USD	1,733,655	CLP	826,000,000	12/01/11	(52,872)
Deutsche Bank AG London	USD	1,078,523	CNY	6,950,000	12/01/11	15,138
Deutsche Bank AG London	USD	57,211,731	EUR	42,944,313	12/14/11	2,188,575
Deutsche Bank AG London	USD	3,933,777	EUR	2,797,828	12/14/11	(63,839)
Deutsche Bank AG London	USD	991,593	PEN	2,760,000	12/01/11	25,398
Deutsche Bank AG London	USD	69,753	PLN	222,750	12/14/11	(35)
Goldman Sachs International	GBP	4,715,473	CHF	6,641,744	12/14/11	(7,231)
Goldman Sachs International	JPY	400,000,000	USD	5,222,321	12/14/11	101,829
Goldman Sachs International	USD	42,047,854	JPY	3,225,238,581	12/14/11	(760,836)
JPMorgan Chase Bank	KRW	6,125,040,000	USD	5,100,133	12/01/11	(414,858)
JPMorgan Chase Bank	USD	63,807	CAD	65,000	12/14/11	1,341
JPMorgan Chase Bank	USD	2,532,629	CNY	16,300,000	12/01/11	32,360
JPMorgan Chase Bank	USD	910,214	MYR	2,800,000	12/01/11	883
JPMorgan Chase Bank	USD	3,598,385	TWD	102,500,000	12/01/11	(170,582)
Morgan Stanley & Co., Inc.	EUR	52,000	USD	70,878	12/14/11	(1,048)
Morgan Stanley & Co., Inc.	USD	2,558,958	EUR	1,897,000	12/14/11	64,960
						556,691

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	530,714,296	—	530,714,296
Repurchase agreement	—	7,511,000	—	7,511,000
Investment of cash collateral from securities loaned	—	3,822,390	—	3,822,390
Futures contracts, net	(635,925)	—	—	(635,925)
Forward foreign currency contracts, net	—	556,691	—	556,691
Total	(635,925)	542,604,377	—	541,968,452

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2011 (unaudited)

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	60.40	—
Repurchase agreement	—	1.39
Banks and other financial institutions	22.87	—
Industrial	14.63	—
Investment of cash collateral from securities loaned	—	0.71
	97.90	2.10

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—90.35%
Aerospace & defense—2.56%
Alliant Techsystems, Inc.
6.750%, due 04/01/16	55,000	56,375
6.875%, due 09/15/20	2,150,000	2,209,125
BE Aerospace, Inc.
6.875%, due 10/01/20	500,000	538,750
8.500%, due 07/01/18	600,000	655,500
Ducommun, Inc.
9.750%, due 07/15/18[2]	1,115,000	1,148,450
Hexcel Corp.
6.750%, due 02/01/15	453,000	459,795
TransDigm, Inc.
7.750%, due 12/15/18	1,600,000	1,736,000
		6,803,995
Airlines—2.74%
American Airlines Pass Through Trust 2001-01,
6.977%, due 05/23/21	356,673	246,104
Class B
7.377%, due 05/23/19	254,956	147,875
Continental Airlines Pass Through Trust 2003-ERJ1,
Series RJ03
7.875%, due 07/02/18	875,214	857,710
Continental Airlines Pass Through Trust 2004-ERJ1,
Series RJ04
9.558%, due 09/01/19	772,402	797,505
Continental Airlines Pass Through Trust 2005-ERJ1,
Series ERJ1
9.798%, due 04/01/21	1,113,796	1,147,210
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3,4]	2,105,000	2,273,400
Delta Air Lines Pass Through Trust 2010-1, Class B
6.375%, due 01/02/16	1,200,000	1,098,000
United Air Lines Pass Through Trust 2009-2A
9.750%, due 01/15/17	680,347	734,774
		7,302,578
Auto & truck—2.07%
Ford Holdings, Inc.
9.300%, due 03/01/30	1,145,000	1,511,400
9.375%, due 03/01/20	285,000	339,150
Ford Motor Co.
6.625%, due 10/01/28	1,595,000	1,694,466
General Motors Co.
8.375%, due 07/15/495,6,7,*	10,190,000	126,356
Navistar International Corp.
8.250%, due 11/01/21	1,685,000	1,832,437
		5,503,809
Automotive parts—1.19%
Commercial Vehicle Group, Inc.
7.875%, due 04/15/19[2]	1,300,000	1,267,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Automotive parts—(concluded)
Goodyear Tire & Rubber Co.
8.250%, due 08/15/20[4]	420,000		449,400
10.500%, due 05/15/16	195,000		216,450
Pinafore LLC/Pinafore, Inc.
9.250%, due 10/01/18[2,3]	1,125,000		1,226,250
			3,159,600
Banking-non-US—2.72%
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[8,9]	EUR	850,000	717,448
EGG Banking PLC
7.500%, due 12/09/13[8,9]	GBP	1,560,000	2,263,357
HBOS Capital Funding LP
6.461%, due 11/30/18[8,9]	GBP	1,400,000	1,598,253
HT1 Funding GmbH
6.352%, due 06/30/17[8,9]	EUR	2,100,000	1,772,520
IKB Deutsche Industriebank AG
4.500%, due 07/09/13	EUR	1,000,000	878,650
			7,230,228
Banking-US—1.15%
ABN Amro Bank NV
4.310%, due 03/10/16[8,9]	EUR	305,000	295,631
Fifth Third Capital Trust IV
6.500%, due 04/15/37[9]	1,600,000		1,564,000
Wachovia Capital Trust III
5.570%, due 12/22/11[8,9]	750,000		650,625
Wells Fargo & Co., Series K
7.980%, due 03/15/18[8,9]	525,000		561,750
			3,072,006
Beverages—0.46%
Constellation Brands, Inc.
7.250%, due 09/01/16	590,000		645,313
7.250%, due 05/15/17	225,000		247,500
8.375%, due 12/15/14	300,000		336,000
			1,228,813
Broadcast—0.38%
Clear Channel Communications, Inc.
6.875%, due 06/15/18	730,000		357,700
7.250%, due 10/15/27	445,000		202,475
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	405,000		439,425
			999,600
Building & construction—2.75%
Beazer Homes USA, Inc.
8.125%, due 06/15/16	1,255,000		1,016,550
D.R. Horton, Inc.
5.625%, due 01/15/16	35,000		34,869
6.500%, due 04/15/16	255,000		260,738
K. Hovnanian Enterprises, Inc.
6.500%, due 01/15/14	580,000		330,600
10.625%, due 10/15/16[4]	1,490,000		1,277,675
Meritage Homes Corp.
6.250%, due 03/15/15	550,000		528,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
PERI GmbH
5.625%, due 12/15/11[10]	EUR	335,000	463,539
Pulte Group, Inc.
6.375%, due 05/15/33	567,000		411,075
7.875%, due 06/15/32	870,000		724,275
Shea Homes LP/Shea Homes Funding Corp.
8.625%, due 05/15/19[2,4]	1,045,000		945,725
Standard Pacific Corp.
8.375%, due 05/15/18	1,365,000		1,317,225
			7,310,271
Building materials—0.44%
Interface, Inc.
7.625%, due 12/01/18	1,130,000		1,183,675

Building products—1.03%
Associated Materials LLC
9.125%, due 11/01/17[4]	1,110,000		1,010,100
USG Corp.
6.300%, due 11/15/16	1,235,000		954,038
8.375%, due 10/15/18[2]	210,000		187,950
9.750%, due 01/15/18[3]	690,000		579,600
			2,731,688
Building products-cement—0.89%
Hanson Ltd.
6.125%, due 08/15/16	600,000		600,000
HeidelbergCement Finance BV
7.500%, due 04/03/20	EUR	395,000	548,611
Texas Industries, Inc.
9.250%, due 08/15/20	1,350,000		1,228,500
			2,377,111
Cable—1.83%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19	1,035,000		1,073,812
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17[2]	1,405,000		1,468,225
Dish DBS Corp.
6.625%, due 10/01/14	800,000		834,000
6.750%, due 06/01/21	675,000		696,938
7.125%, due 02/01/16	750,000		796,875
			4,869,850
Car rental—1.64%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2.786%, due 05/15/14[9]	200,000		187,000
8.250%, due 01/15/19	1,425,000		1,421,437
Europcar Groupe SA
5.035%, due 05/15/13[9,10]	EUR	300,000	363,221
Hertz Corp.
6.750%, due 04/15/19	300,000		306,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Car rental—(concluded)
7.375%, due 01/15/21	585,000		601,088
8.875%, due 01/01/14[4]	99,000		99,990
Hertz Holdings Netherlands BV
8.500%, due 07/31/15[10]	EUR	1,000,000	1,397,537
			4,376,273
Chemicals—1.83%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	1,380,000		1,362,750
Huntsman International LLC
6.875%, due 11/15/13[10]	EUR	600,000	830,220
7.500%, due 01/01/15	EUR	650,000	888,162
Nalco Co.
6.625%, due 01/15/19[2]	880,000		981,200
Rockwood Specialties Group, Inc.
7.625%, due 11/15/14	EUR	270,000	375,019
Vertellus Specialties, Inc.
9.375%, due 10/01/15[2,4]	470,000		427,700
			4,865,051
Coal—1.66%
Alpha Natural Resources, Inc.
6.000%, due 06/01/19	1,045,000		1,037,162
6.250%, due 06/01/21	345,000		340,688
Arch Coal, Inc.
7.000%, due 06/15/19[2]	1,000,000		1,035,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, due 12/15/17	1,270,000		1,358,900
8.500%, due 12/15/19	605,000		647,350
			4,419,100
Commercial services—1.48%
Iron Mountain, Inc.
6.750%, due 10/15/18	EUR	495,000	630,137
8.375%, due 08/15/21	1,000,000		1,047,500
United Rentals North America, Inc.
9.250%, due 12/15/19	2,015,000		2,266,875
			3,944,512
Computer software & services—0.23%
Sungard Data Systems, Inc.
10.250%, due 08/15/15	600,000		622,500

Consumer products—0.54%
Jarden Corp.
7.500%, due 01/15/20	670,000		716,900
7.500%, due 01/15/20	EUR	550,000	730,594
			1,447,494
Containers & packaging—2.25%
Ball Corp.
7.375%, due 09/01/19	310,000		337,900

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Beverage Packaging Holdings Luxembourg II SA
8.000%, due 12/15/16[10]	EUR	205,000	263,802
OI European Group BV
6.875%, due 03/31/17[10]	EUR	115,000	159,921
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	750,000		813,750
Packaging Dynamics Corp.
8.750%, due 02/01/16[2]	1,445,000		1,466,675
Rexam PLC
6.750%, due 06/29/67[9]	EUR	1,406,000	1,789,844
Sealed Air Corp.
8.125%, due 09/15/19[2]	1,075,000		1,166,375
			5,998,267
Diversified capital goods—0.45%
Mueller Water Products, Inc.
7.375%, due 06/01/17	445,000		391,600
8.750%, due 09/01/20	755,000		804,075
			1,195,675
Diversified financial services—4.27%
Ally Financial, Inc.
4.500%, due 02/11/14	260,000		254,150
6.750%, due 12/01/14	765,000		772,658
7.500%, due 09/15/20	1,760,000		1,777,600
8.300%, due 02/12/15	645,000		677,250
Bank of America Corp.
8.000%, due 01/30/18[4,8,9]	345,000		321,012
Capital One Capital III
7.686%, due 08/15/36	2,000,000		1,985,000
First Data Corp.
8.875%, due 08/15/20[2]	1,715,000		1,817,900
GE Capital Trust III
6.500%, due 09/15/67[9,10]	GBP	1,750,000	2,532,444
Mizuho Capital Investment USD 2 Ltd.
14.950%, due 06/30/14[2,8,9]	1,000,000		1,224,430
			11,362,444
Diversified manufacturing—0.84%
Bombardier, Inc.
7.500%, due 03/15/18[2,4]	270,000		294,300
7.750%, due 03/15/20[2]	1,770,000		1,947,000
			2,241,300
Diversified operations—0.80%
Icahn Enterprises LP
4.000%, due 08/15/13[9]	900,000		846,000
8.000%, due 01/15/18	1,250,000		1,271,875
			2,117,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric utilities—1.58%
Edison Mission Energy
7.200%, due 05/15/19	150,000		99,750
7.625%, due 05/15/27	65,000		40,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	1,528,000		1,604,400
NRG Energy, Inc.
7.625%, due 01/15/18[2]	250,000		253,125
8.250%, due 09/01/20	1,835,000		1,899,225
8.500%, due 06/15/19	295,000		308,275
			4,205,400
Electric-generation—1.21%
Calpine Corp.
7.875%, due 07/31/20[2]	1,415,000		1,517,588
Intergen N.V.
8.500%, due 06/30/17[10]	EUR	205,000	282,949
9.000%, due 06/30/17[2]	400,000		413,500
9.500%, due 06/30/17[10]	GBP	490,000	799,689
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	208,829		218,227
			3,231,953
Electric-integrated—0.26%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2,4]	800,000		688,000

Electronics—0.96%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	1,180,000		1,277,350
10.125%, due 03/15/18[2,4]	569,000		624,477
SGL Carbon SE
2.785%, due 05/16/15[9]	EUR	500,000	659,714
			2,561,541
Finance-captive automotive—1.09%
Ally Credit Canada Ltd.
6.000%, due 05/23/12	EUR	300,000	411,424
FCE Bank PLC
7.125%, due 01/15/13	EUR	800,000	1,145,704
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	1,165,000		1,345,190
			2,902,318
Finance-noncaptive consumer—1.64%
CIT Group, Inc.
7.000%, due 05/01/15	773		773
7.000%, due 05/04/15[2]	505,000		505,000
7.000%, due 05/01/16	957		958
7.000%, due 05/02/16[2]	1,308,000		1,304,730
7.000%, due 05/01/17	416		416
7.000%, due 05/02/17[2]	2,550,000		2,543,625
			4,355,502

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-other—1.79%
SLM Corp. MTN
8.000%, due 03/25/20	2,000,000		2,080,000
8.450%, due 06/15/18	600,000		636,000
Springleaf Finance Corp.
3.250%, due 01/16/13	EUR	1,000,000	1,207,855
6.900%, due 12/15/17	350,000		266,875
Springleaf Finance Corp. MTN
6.500%, due 09/15/17	545,000		404,663
Series H
5.375%, due 10/01/12	175,000		166,250
			4,761,643
Financial services—1.41%
HSBC Finance Capital Trust IX
5.911%, due 11/30/35[9]	1,450,000		1,276,000
Northern Rock Asset Management PLC
9.375%, due 10/17/21	GBP	2,000,000	2,476,167
			3,752,167
Food—0.18%
Smithfield Foods, Inc.
10.000%, due 07/15/14	410,000		476,625

Food-wholesale—0.08%
Barry Callebaut Services N.V.
6.000%, due 07/13/17	EUR	140,000	203,404

Gaming—4.29%
Caesars Entertainment Operating Co., Inc.
10.000%, due 12/15/18[4]	2,709,000		1,995,874
12.750%, due 04/15/18	370,000		325,600
Isle of Capri Casinos, Inc.
7.000%, due 03/01/14[4]	1,380,000		1,324,800
7.750%, due 03/15/19[4]	575,000		557,750
MGM Resorts International
5.875%, due 02/27/14[4]	55,000		52,800
6.625%, due 07/15/15[4]	1,735,000		1,648,250
7.500%, due 06/01/16[4]	1,485,000		1,410,750
Mohegan Tribal Gaming Authority
6.125%, due 02/15/13[4]	1,475,000		1,025,125
11.500%, due 11/01/17[2,4]	285,000		265,762
Pinnacle Entertainment, Inc.
7.500%, due 06/15/15	1,570,000		1,542,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.750%, due 08/15/20	1,140,000		1,254,000
			11,403,236
Health care providers & services—1.88%
Kinetic Concepts
10.500%, due 11/01/18[2]	1,300,000		1,314,625
Fresenius Medical Care US Finance, Inc.
6.875%, due 07/15/17	365,000		391,463

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
HCA, Inc.
6.500%, due 02/15/16	3,165,000		3,246,103
7.500%, due 02/15/22	55,000		56,100
			5,008,291
Hotels, restaurants & leisure—0.48%
Royal Caribbean Cruises Ltd.
5.625%, due 01/27/14[10]	EUR	925,000	1,265,843

Household durables—0.60%
Libbey Glass, Inc.
10.000%, due 02/15/15	1,493,000		1,590,045

Insurance—3.89%
American International Group, Inc.
5.000%, due 04/26/23	GBP	750,000	1,014,715
Series A2
4.875%, due 03/15/67[9]	EUR	4,500,000	4,428,705
Series A3
5.750%, due 03/15/67[9]	GBP	600,000	699,437
Hartford Life, Inc.
7.650%, due 06/15/27	885,000		929,449
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2,4]	2,000,000		1,820,000
Lincoln National Corp.
7.000%, due 05/17/66[9]	1,555,000		1,461,700
			10,354,006
Machinery—1.43%
Boart Longyear Management Pty Ltd.
7.000%, due 04/01/21[2]	1,745,000		1,723,187
Terex Corp.
8.000%, due 11/15/17[4]	2,110,000		2,073,075
			3,796,262
Machinery-agriculture & construction—0.25%
CNH America LLC
7.250%, due 01/15/16	625,000		671,875

Manufacturing-diversified—1.62%
American Railcar Industries, Inc.
7.500%, due 03/01/14	1,520,000		1,527,600
Amsted Industries, Inc.
8.125%, due 03/15/18[2]	1,110,000		1,171,050
Polypore International, Inc.
7.500%, due 11/15/17	760,000		775,200
SPX Corp.
6.875%, due 09/01/17	390,000		415,350
7.625%, due 12/15/14	385,000		415,800
			4,305,000
Media—0.96%
Clear Channel Communications, Inc.
9.000%, due 03/01/21	775,000		689,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	145,000		156,600
EN Germany Holdings BV
10.750%, due 11/15/15[10]	EUR	1,000,000	1,259,167
Lamar Media Corp.
6.625%, due 08/15/15	285,000		286,425
Series C
6.625%, due 08/15/15	105,000		105,525
Lighthouse International Co. SA
8.000%, due 04/30/14[10]	EUR	275,000	68,493
			2,565,960
Medical products—0.15%
Bausch & Lomb, Inc.
9.875%, due 11/01/15	370,000		388,500

Metals—2.74%
Aleris International, Inc.
6.000%, due 06/01/20[5,7]	13,347		12,947
7.625%, due 02/15/18	1,415,000		1,361,937
Century Aluminum Co.
8.000%, due 05/15/14	1,628,150		1,648,502
Novelis, Inc.
8.375%, due 12/15/17	2,500,000		2,700,000
Vedanta Resources PLC
8.250%, due 06/07/21[2,4]	1,700,000		1,572,500
			7,295,886
Metals & mining—0.92%
Arch Western Finance LLC
6.750%, due 07/01/13[3]	467,000		471,670
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[2]	525,000		504,000
7.000%, due 11/01/15[2]	630,000		630,000
Glencore Finance Europe SA
6.500%, due 02/27/19	GBP	500,000	844,518
			2,450,188
Oil & gas—7.94%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.500%, due 05/20/21	1,420,000		1,405,800
Berry Petroleum Co.
6.750%, due 11/01/20	1,120,000		1,129,800
Chesapeake Energy Corp.
6.250%, due 01/15/17	EUR	515,000	723,295
6.625%, due 08/15/20	645,000		699,019
6.875%, due 08/15/18	645,000		691,762
Concho Resources, Inc.
6.500%, due 01/15/22	300,000		315,000
7.000%, due 01/15/21	1,635,000		1,765,800
Denbury Resources, Inc.
9.750%, due 03/01/16	200,000		221,500
Encore Acquisition Co.
9.500%, due 05/01/16	500,000		553,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Energy Transfer Equity LP
7.500%, due 10/15/20	1,500,000		1,620,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		384,850
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	475,000		466,688
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	400,000		422,000
8.000%, due 02/15/20[2]	355,000		381,625
Inergy LP/Inergy Finance Corp.
6.875%, due 08/01/21	960,000		938,400
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, due 04/15/20	1,790,000		1,973,475
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.500%, due 08/15/21	925,000		955,062
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2]	1,395,000		1,381,050
Precision Drilling Corp.
6.500%, due 12/15/21[2]	615,000		648,825
6.625%, due 11/15/20	855,000		908,437
Swift Energy Co.
7.125%, due 06/01/17	500,000		507,500
8.875%, due 01/15/20	1,520,000		1,603,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
7.875%, due 10/15/18	730,000		759,200
8.250%, due 07/01/16	630,000		661,500
			21,117,938
Oil refining—0.06%
Tesoro Corp.
6.500%, due 06/01/17	160,000		161,600

Oil services—2.34%
Basic Energy Services, Inc.
7.125%, due 04/15/16	1,110,000		1,126,650
7.750%, due 02/15/19[2]	420,000		420,000
Cie Generale de Geophysique - Veritas
6.500%, due 06/01/21[2]	1,350,000		1,343,250
Geokinetics Holdings, Inc.
9.750%, due 12/15/14	915,000		677,100
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2]	1,245,000		1,307,250
Hornbeck Offshore Services, Inc.,
8.000%, due 09/01/17	335,000		338,350
Series B
6.125%, due 12/01/14	1,000,000		1,007,500
			6,220,100
Packaging—1.23%
Reynolds Group Issuer
8.750%, due 10/15/16[3,10]	EUR	1,100,000	1,575,342

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Packaging—(concluded)
9.000%, due 05/15/18[2,3]	1,765,000		1,707,638
			3,282,980
Paper & forest products—2.49%
Boise Cascade LLC
7.125%, due 10/15/14	1,980,000		1,935,450
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20	155,000		163,137
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	1,290,000		1,380,300
Domtar Corp.
9.500%, due 08/01/16	250,000		300,000
10.750%, due 06/01/17	855,000		1,073,025
Norske Skogindustrier ASA
7.000%, due 06/26/17	EUR	505,000	272,520
7.125%, due 10/15/33[2]	1,850,000		721,500
Stora Enso Oyj
7.250%, due 04/15/36[2]	1,000,000		780,000
			6,625,932
Pharmaceuticals—0.34%
Mylan, Inc.
6.000%, due 11/15/18[2]	850,000		892,500

Railroads—0.68%
RailAmerica, Inc.
9.250%, due 07/01/17	1,674,000		1,820,475

Real estate investment trusts—1.18%
Host Hotels & Resorts, Inc.
6.000%, due 11/01/20[4]	1,315,000		1,354,450
Prologis International Funding SA
5.875%, due 10/23/14[3]	EUR	1,300,000	1,781,721
			3,136,171
Steel—0.76%
APERAM
7.375%, due 04/01/16[2]	1,000,000		905,000
US Steel Corp.
7.000%, due 02/01/18[4]	1,170,000		1,108,575
			2,013,575
Support-services—0.20%
TUI AG
5.125%, due 12/10/12[10]	EUR	380,000	523,177

Telecom-integrated/services—0.78%
EH Holding Corp.
7.625%, due 06/15/21[2]	793,000		820,755
Intelsat Luxembourg SA
11.500%, due 02/04/17[11]	1,250,000		1,250,000
			2,070,755

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Telecommunication services—1.45%
Alcatel-Lucent USA, Inc.
6.450%, due 03/15/29	1,020,000		897,600
CommScope, Inc.
8.250%, due 01/15/19[2]	1,560,000		1,536,600
Satmex Escrow SA De CV
9.500%, due 05/15/17	1,400,000		1,428,000
			3,862,200
Telephone-integrated—1.27%
Frontier Communications Corp.
7.000%, due 11/01/25	965,000		810,600
7.050%, due 10/01/46	265,000		202,062
Sprint Capital Corp.
8.750%, due 03/15/32	1,570,000		1,303,100
Virgin Media Finance PLC
9.500%, due 08/15/16	EUR	700,000	1,075,135
			3,390,897
Textiles & apparel—0.28%
Mohawk Industries, Inc.
6.875%, due 01/15/16	700,000		733,250

Transportation—0.99%
Stena AB
5.875%, due 02/01/19[10]	EUR	650,000	746,506
6.125%, due 02/01/17[10]	EUR	1,500,000	1,888,751
			2,635,257
Transportation services—0.78%
Hapag-Lloyd AG
9.750%, due 10/15/17[2,4]	1,130,000		892,700
PHI, Inc.
8.625%, due 10/15/18	1,000,000		1,005,000
Teekay Corp.
8.500%, due 01/15/20	195,000		188,175
			2,085,875
Wireless telecommunication services—1.97%
Crown Castle International Corp.
7.125%, due 11/01/19	1,000,000		1,082,500
9.000%, due 01/15/15	430,000		468,700
MetroPCS Wireless, Inc.
6.625%, due 11/15/20	490,000		460,600
7.875%, due 09/01/18	500,000		508,750
Nextel Communications, Inc.
5.950%, due 03/15/14	1,500,000		1,432,500
ViaSat, Inc.
8.875%, due 09/15/16	1,250,000		1,287,500
			5,240,550
Total corporate bonds (cost—$233,251,210)			240,410,592

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Loan assignments[9]—3.31%
Airlines—0.80%
US Airways Group, Inc. Term Loan
2.746%, due 11/30/11	2,465,278	2,130,000

Broadcast—0.33%
Clear Channel Communication, Inc. Delay Draw Term Loan 2
3.896%, due 11/30/11	1,137,550	869,281

Computer software & services—0.67%
Sungard Data Systems, Inc. Tranche B
3.894%, due 11/08/11	376,152	371,762
3.899%, due 11/14/11	1,166,071	1,152,463
3.933%, due 12/12/11	188,076	185,881
3.941%, due 12/19/11	80,858	79,915
		1,790,021
Defense/aerospace—0.29%
Hawker Beechcraft Acquisition Co. LLC LC Facility Deposits
2.369%, due 12/30/11	60,863	45,039
Hawker Beechcraft Acquisition Co. LLC Term Loan
2.369%, due 12/30/11	984,241	728,338
		773,377
Support-services—0.37%
KAR Auction Services, Inc. Term Loan B
5.000%, due 11/30/11	997,500	991,575

Telecom-integrated/services—0.56%
Intelsat Jackson Holdings SA Tranche B Term Loan
5.250%, due 01/12/12	1,492,500	1,479,441

Wireless telecommunication services—0.29%
MetroPCS Wireless, Inc. Extended Term Loan B
4.071%, due 11/01/11	509,820	504,212
4.071%, due 11/30/11	265,107	262,190
		766,402
Total loan assignments (cost—$9,216,282)		8,800,097

Asset-backed securities—2.48%
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL2, Class A3A
0.315%, due 05/25/37[9]	751,808	602,264
GSAA Home Equity Trust,
Series 2006-14, Class A1
0.295%, due 09/25/36[9]	844,665	311,509
Home Equity Loan Trust,
Series 2007-FRE1, Class 2AV1
0.375%, due 04/25/37[9]	681,804	453,878
HSI Asset Securitization Corp. Trust,
Series 2007-NC1, Class A1
0.345%, due 04/25/37[9]	1,127,850	849,349
Merrill Lynch Mortgage Investors Trust,
Series 2007-MLN1, Class A2A
0.355%, due 03/25/37[9]	1,806,213	906,190

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Morgan Stanley Capital, Inc.,
Series 2006-HE6, Class A2B
0.345%, due 09/25/36[9]	749,773	605,842
Series 2006-HE8, Class A2B
0.345%, due 10/25/36[9]	299,390	172,824
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF1
5.893%, due 06/25/37[3]	1,481,749	784,533
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A2
0.355%, due 01/25/37[9]	1,612,935	1,327,413
Series 2007-OPT1, Class 2A1
0.325%, due 06/25/37[9]	692,994	593,748
Total asset-backed securities (cost—$9,857,892)		6,607,550

Collateralized mortgage obligations—0.35%
Banc of America Mortgage Securities,
Series 2005-J, Class 1A1
2.780%, due 11/25/35[9]	838,543	610,490
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR14, Class 1A1
4.298%, due 11/25/36[9]	459,367	326,426
Total collateralized mortgage obligations (cost—$1,208,902)		936,916

	Number of shares
Common stocks—1.02%
Automobiles—0.52%
General Motors Co.*	53,428	1,381,114

Building products—0.01%
Nortek, Inc.*	1,375	27,500

Construction materials—0.08%
US Concrete, Inc.*	59,953	217,030

Diversified financial services—0.15%
CIT Group, Inc.*	11,794	411,021

Metals—0.26%
Aleris International, Inc.5,7,*	15,446	679,624
Total common stocks (cost—$3,690,743)		2,716,289

Preferred stock—0.47%
Diversified financial services—0.47%
SG Preferred Capital II LLC (cost—$1,221,875)2,12,*	1,250	1,255,859

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of warrants	Value ($)
Warrants*—0.53%
Automobiles—0.52%
General Motors Co., strike price $10.00, expires 07/10/16	48,571	823,278
General Motors Co., strike price $18.33, expires 07/10/19	48,571	573,138
		1,396,416
Cable—0.01%
Charter Communications, Inc., strike price $46.86, expires 11/30/14	1,818	19,544
Total warrants (cost—$2,020,844)		1,415,960

Face amount[1]
Repurchase agreement—0.44%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $1,161,536 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $28,677 US Treasury Notes, 1.375% due 11/30/15; (value—$1,193,414); proceeds: $1,170,000 (cost—$1,170,000)	1,170,000	1,170,000

	Number of shares
Investment of cash collateral from securities loaned—7.49%
Money market fund—7.49%
UBS Private Money Market Fund LLC[13] (cost—$19,931,273)	19,931,273	19,931,273
Total investments (cost—$281,569,021)[14]—106.44%		283,244,536
Liabilities in excess of other assets—(6.44)%		(17,146,423)
Net assets—100.00%		266,098,113

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$15,060,936
Gross unrealized depreciation	(13,385,421)
Net unrealized appreciation	$1,675,515

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 19.78% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Step bond that converts to the noted fixed rate at a designated future date.
4	Security, or portion thereof, was on loan at October 31, 2011.
5	Illiquid securities representing 0.31% of net assets as of October 31, 2011.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

6	Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.
7	Security is being fair valued by a valuation committee under the direction of the board of trustees.
8	Perpetual bond security. The maturity date reflects the next call date.
9	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011, and changes periodically.
10

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2011, the value of these securities amounted to 5.42% of net assets.

11	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
12	Non cumulative preferred stock. Convertible until 12/31/49.
13

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/10 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	14,627,018	31,475,568	26,171,313	19,931,273	522

14	Includes $19,406,493 of investments in securities on loan, at value.
EUR	Euro
GBP	Great Britain Pound
MTN	Medium Term Note
USD	United States Dollar

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Proceeds	value ($)	(depreciation)($)
US Treasury futures sell contracts:
152	USD	US Treasury Note 2 Year Futures	December 2011	33,496,620	33,482,750	13,870
130	USD	US Treasury Note 5 Year Futures	December 2011	15,907,409	15,939,218	(31,809)
				49,404,029	49,421,968	(17,939)

Currency type abbreviation:

USD	United States Dollar

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciated (depreciation)($)
Forward foreign currency contracts
JPMorgan Securities, Inc.	EUR	19,855,000	USD	27,714,842	11/18/11	(1,137,550)
JPMorgan Securities, Inc.	EUR	3,055,000	USD	2,879,813	11/18/11	36,771
JPMorgan Securities, Inc.	GBP	7,615,000	USD	11,715,144	11/18/11	(527,069)
						(1,627,848)

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	240,397,645	12,947	240,410,592
Loan assignments	—	8,800,097	—	8,800,097
Asset-backed securities	—	6,607,550	—	6,607,550
Collateralized mortgage obligations	—	936,916	—	936,916
Common stocks	2,036,665	—	679,624	2,716,289
Preferred stock	—	1,255,859	—	1,255,859
Warrants	1,415,960	—	—	1,415,960
Repurchase agreement	—	1,170,000	—	1,170,000
Investment of cash collateral from securities loaned	—	19,931,273	—	19,931,273
Future contracts, net	(17,939)	—	—	(17,939)
Forward foreign currency contracts, net	—	(1,627,848)	—	(1,627,848)
Total	3,434,686	277,471,492	692,571	281,598,749

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2011:

	Corporate bond ($)	Common stock ($)	Total ($)
Beginning balance	13,347	772,300	785,647
Purchases	—	—	—
Sales	—	—	—
Accrued discounts/(premiums)	(21)	—	(21)
Net realized gain/(loss)	—	—	—
Net change in unrealized appreciation/depreciation	(379)	(92,676)	(93,055)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	12,947	679,624	692,571

The net change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2011 was $(93,055).

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	82.5
United Kingdom	3.9
Canada	2.4
Germany	1.8
Netherlands	1.8
Luxembourg	1.8
Australia	1.0
Sweden	0.9
France	0.6
Jersey	0.6
Mexico	0.5
Brazil	0.5
Liberia	0.4
Cayman Islands	0.4
Norway	0.4
Finland	0.3
Belgium	0.1
Marshall Islands	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—98.42%
Aerospace & defense—6.73%
General Dynamics Corp.	57,200	3,671,668
Honeywell International, Inc.	448,950	23,524,980
Huntington Ingalls Industries, Inc.*	41,279	1,217,731
ITT Corp.	268,100	12,225,360
L-3 Communications Holdings, Inc.	143,729	9,741,952
Northrop Grumman Corp.	304,550	17,587,762
The Boeing Co.	122,500	8,059,275
		76,028,728
Auto components—1.08%
Johnson Controls, Inc.	371,250	12,225,263

Automobiles—0.81%
General Motors Co.*	351,900	9,096,615

Beverages—3.22%
Molson Coors Brewing Co., Class B	257,525	10,903,609
PepsiCo, Inc.	246,650	15,526,617
The Coca-Cola Co.	145,750	9,957,640
		36,387,866
Building products—0.66%
Fortune Brands Home & Security, Inc.*	126,592	1,839,382
Masco Corp.	587,075	5,635,920
		7,475,302
Capital markets—5.04%
Ameriprise Financial, Inc.	188,200	8,785,176
BlackRock, Inc.	46,050	7,266,229
Franklin Resources, Inc.	162,025	17,276,726
Morgan Stanley	394,100	6,951,924
State Street Corp.	181,425	7,327,756
The Goldman Sachs Group, Inc.	84,750	9,284,362
		56,892,173
Chemicals—3.76%
E.I. du Pont de Nemours and Co.	178,600	8,585,302
Monsanto Co.	79,000	5,747,250
PPG Industries, Inc.	134,575	11,628,626
The Dow Chemical Co.	304,300	8,483,884
The Sherwin-Williams Co.	96,350	7,969,108
		42,414,170
Commercial banks—3.86%
BB&T Corp.	340,850	7,955,439
CIT Group, Inc.*	238,100	8,297,785
PNC Financial Services Group, Inc.	145,325	7,805,406

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Wells Fargo & Co.	752,550	19,498,570
		43,557,200
Communications equipment—1.20%
Cisco Systems, Inc.	729,850	13,524,121

Computers & peripherals—3.18%
Dell, Inc.*	1,153,825	18,241,973
Hewlett-Packard Co.	664,325	17,677,688
		35,919,661
Diversified consumer services—0.47%
Apollo Group, Inc., Class A*	113,175	5,358,836

Diversified financial services—4.77%
Bank of America Corp.	1,752,000	11,966,160
Citigroup, Inc.	284,431	8,985,175
JPMorgan Chase & Co.	945,843	32,877,503
		53,828,838
Diversified telecommunication services—1.09%
AT&T, Inc.	418,200	12,257,442

Electric utilities—2.44%
American Electric Power Co., Inc.	215,600	8,468,768
Edison International	169,825	6,894,895
Entergy Corp.	176,525	12,210,234
		27,573,897
Electronic equipment, instruments & components—1.68%
TE Connectivity Ltd.	533,900	18,980,145

Food & staples retailing—1.60%
CVS Caremark Corp.	227,500	8,258,250
Wal-Mart Stores, Inc.	172,500	9,784,200
		18,042,450
Food products—0.66%
Archer Daniels Midland Co.	256,050	7,410,087

Health care equipment & supplies—1.76%
Covidien PLC	421,400	19,822,656

Household products—1.60%
The Procter & Gamble Co.	281,850	18,035,582

Insurance—9.34%
ACE Ltd.	325,128	23,457,985
Aflac, Inc.	214,200	9,658,278

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
American International Group, Inc.*	292,825	7,229,849
Axis Capital Holdings Ltd.	330,900	10,373,715
Fidelity National Financial, Inc., Class A	425,200	6,565,088
MetLife, Inc.	787,200	27,677,952
The Allstate Corp.	418,625	11,026,583
The Travelers Cos., Inc.	162,800	9,499,380
		105,488,830
IT services—0.80%
Computer Sciences Corp.	288,550	9,077,783

Machinery—0.36%
Deere & Co.	53,300	4,045,470

Media—5.81%
Comcast Corp., Class A	370,700	8,692,915
Omnicom Group, Inc.	226,083	10,056,172
The Walt Disney Co.	250,000	8,720,000
Time Warner, Inc.	750,200	26,249,498
Viacom, Inc., Class B	269,900	11,835,115
		65,553,700
Multi-utilities—0.73%
Sempra Energy	154,500	8,301,285

Multiline retail—0.80%
J.C. Penney Co., Inc. (Holding Co.)[1]	280,750	9,006,460

Oil, gas & consumable fuels—12.63%
Anadarko Petroleum Corp.	107,100	8,407,350
Apache Corp.	89,502	8,917,084
BP PLC, ADR	328,286	14,503,675
Chevron Corp.	85,100	8,939,755
EQT Corp.	137,500	8,731,250
Exxon Mobil Corp.	456,362	35,637,309
Marathon Petroleum Corp.	103,825	3,727,318
Newfield Exploration Co.*	111,600	4,493,016
Occidental Petroleum Corp.	312,547	29,048,118
Royal Dutch Shell PLC, A Shares, ADR	158,236	11,220,515
Royal Dutch Shell PLC, B Shares, ADR[1]	71,075	5,103,185
Southwestern Energy Co.*	92,600	3,892,904
		142,621,479
Personal products—0.36%
Avon Products, Inc.	222,730	4,071,504

Pharmaceuticals—10.10%
Abbott Laboratories	348,575	18,777,735
Johnson & Johnson	413,400	26,618,826

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Pharmaceuticals—(concluded)
Merck & Co., Inc.	479,675	16,548,787
Pfizer, Inc.	1,873,302	36,079,797
Sanofi, ADR	202,750	7,248,313
Teva Pharmaceutical Industries Ltd., ADR	214,300	8,754,155
		114,027,613
Road & rail—0.81%
Union Pacific Corp.	92,000	9,160,440

Semiconductors & semiconductor equipment—2.49%
Applied Materials, Inc.	602,250	7,419,720
Intel Corp.	350,900	8,611,086
Texas Instruments, Inc.	394,650	12,127,594
		28,158,400
Software—4.96%
CA, Inc.	476,825	10,328,030
Microsoft Corp.	1,398,702	37,247,434
Oracle Corp.	257,700	8,444,829
		56,020,293
Specialty retail—1.48%
Lowe’s Cos., Inc.	239,850	5,041,647
Staples, Inc.	778,575	11,647,482
		16,689,129
Tobacco—0.73%
Philip Morris International, Inc.	117,500	8,209,725

Wireless telecommunication services—1.41%
Vodafone Group PLC, ADR	572,350	15,934,224
Total common stocks (cost—$1,078,147,838)		1,111,197,367

Face amount ($)
Repurchase agreement—1.41%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $15,754,206 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $388,948 US Treasury Notes, 1.375% due 11/30/15; (value—$16,186,568); proceeds: $15,869,004 (cost—$15,869,000)	15,869,000	15,869,000

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.72%
Money market fund—0.72%
UBS Private Money Market Fund LLC[2] (cost—$8,098,661)	8,098,661	8,098,661
Total investments (cost—$1,102,115,499)[3]—100.55%		1,135,165,028
Liabilities in excess of other assets—(0.55)%		(6,177,516)
Net assets—100.00%		1,128,987,512

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$109,922,024
Gross unrealized depreciation	(76,872,495)
Net unrealized appreciation	$33,049,529

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2011.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/30/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	173,750	35,998,852	28,073,941	8,098,661	122

3	Includes $7,711,114 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,111,197,367	—	—	1,111,197,367
Repurchase agreement	—	15,869,000	—	15,869,000
Investment of cash collateral from securities loaned	—	8,098,661	—	8,098,661
Total	1,111,197,367	23,967,661	—	1,135,165,028

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	88.2
United Kingdom	4.1
Switzerland	3.7
Ireland	1.7
Bermuda	0.9
Israel	0.8
France	0.6
Total	100.0

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.63%
Aerospace & defense—2.79%
Goodrich Corp.	46,953	5,757,846
Honeywell International, Inc.[1]	260,521	13,651,301
Precision Castparts Corp.	44,094	7,193,936
The Boeing Co.	57,270	3,767,793
		30,370,876
Air freight & logistics—2.60%
C.H. Robinson Worldwide, Inc.	23,110	1,604,527
Expeditors International of Washington, Inc.	375,941	17,142,910
FedEx Corp.	116,857	9,562,408
		28,309,845
Auto components—0.65%
Johnson Controls, Inc.	214,920	7,077,316

Automobiles—0.61%
Harley-Davidson, Inc.	137,335	5,342,332
Tesla Motors, Inc.1,*	42,043	1,234,803
		6,577,135
Beverages—0.91%
PepsiCo, Inc.	157,581	9,919,724

Biotechnology—0.70%
Biogen Idec, Inc.*	65,092	7,574,105

Capital markets—0.99%
Ameriprise Financial, Inc.	103,665	4,839,082
BlackRock, Inc.	37,775	5,960,518
		10,799,600
Chemicals—3.00%
Monsanto Co.	196,135	14,268,821
Praxair, Inc.	22,612	2,298,962
Syngenta AG, ADR*	115,100	7,029,157
The Dow Chemical Co.	192,446	5,365,394
The Mosaic Co.	61,535	3,603,490
		32,565,824
Communications equipment—4.53%
Acme Packet, Inc.*	96,380	3,489,920
F5 Networks, Inc.*	41,325	4,295,734
Juniper Networks, Inc.*	265,645	6,500,333
Polycom, Inc.*	221,600	3,663,048
QUALCOMM, Inc.	606,222	31,281,055
		49,230,090
Computers & peripherals—8.95%
Apple, Inc.*	174,165	70,498,509
EMC Corp.*	418,495	10,257,312

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Computers & peripherals—(concluded)
NetApp, Inc.1,*	404,072	16,550,789
		97,306,610
Consumer finance—0.82%
American Express Co.	176,660	8,942,529

Diversified consumer services—0.89%
Apollo Group, Inc., Class A*	203,500	9,635,725

Diversified financial services—1.67%
CME Group, Inc.	30,300	8,349,468
IntercontinentalExchange, Inc.*	75,300	9,779,964
		18,129,432
Electrical equipment—0.35%
AMETEK, Inc.	97,435	3,850,631

Energy equipment & services—2.29%
Ensco PLC, ADR	95,455	4,740,295
Halliburton Co.	173,771	6,492,085
National-Oilwell Varco, Inc.	95,405	6,805,239
Schlumberger Ltd.	92,620	6,804,791
		24,842,410
Food & staples retailing—0.60%
Walgreen Co.	197,000	6,540,400

Food products—1.72%
Green Mountain Coffee Roasters, Inc.*	161,832	10,522,316
Mead Johnson Nutrition Co.	114,135	8,200,600
		18,722,916
Health care equipment & supplies—1.00%
Covidien PLC	73,650	3,464,496
Edwards Lifesciences Corp.*	56,990	4,298,186
Hologic, Inc.*	196,160	3,162,099
		10,924,781
Health care providers & services—0.21%
UnitedHealth Group, Inc.	46,630	2,237,774

Hotels, restaurants & leisure—4.26%
Chipotle Mexican Grill, Inc.*	13,021	4,376,618
Ctrip.com International Ltd., ADR1,*	143,500	5,002,410
Las Vegas Sands Corp.*	90,785	4,262,356
McDonald’s Corp.	65,716	6,101,731
MGM Resorts International*	301,200	3,469,824
Starbucks Corp.	309,185	13,090,893

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wynn Resorts Ltd.	75,740	10,058,272
		46,362,104
Household products—0.83%
The Procter & Gamble Co.	140,394	8,983,812

Industrial conglomerates—0.55%
Danaher Corp.	123,026	5,948,307

Insurance—1.42%
Berkshire Hathaway, Inc., Class B*	198,512	15,456,144

Internet & catalog retail—3.58%
Amazon.com, Inc.*	54,965	11,735,577
Netflix, Inc.1,*	6,950	570,456
Priceline.com, Inc.*	52,439	26,624,329
		38,930,362
Internet software & services—6.11%
Baidu, Inc., ADR*	84,395	11,830,491
eBay, Inc.*	438,230	13,948,861
Google, Inc., Class A*	47,683	28,258,853
VeriSign, Inc.	385,410	12,367,807
		66,406,012
IT services—5.40%
Accenture PLC, Class A	123,057	7,415,415
Alliance Data Systems Corp.*	63,880	6,543,867
Cognizant Technology Solutions Corp., Class A*	58,360	4,245,690
MasterCard, Inc., Class A	36,450	12,656,898
Teradata Corp.*	112,800	6,729,648
Visa, Inc., Class A	226,205	21,095,878
		58,687,396
Life sciences tools & services—0.62%
Agilent Technologies, Inc.*	181,410	6,724,869

Machinery—4.58%
Caterpillar, Inc.	77,485	7,319,233
Cummins, Inc.	127,483	12,675,635
Eaton Corp.	198,508	8,897,128
Illinois Tool Works, Inc.	71,905	3,496,740
Joy Global, Inc.[1]	160,805	14,022,196
PACCAR, Inc.	78,440	3,391,746
		49,802,678
Media—4.06%
British Sky Broadcasting Group PLC, ADR[1]	81,592	3,748,337
News Corp., Class A	404,850	7,092,972
Sirius XM Radio, Inc.1,*	1,530,190	2,739,040
The Walt Disney Co.[1]	519,335	18,114,405

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Time Warner, Inc.	188,783	6,605,517
Viacom, Inc., Class B	133,024	5,833,102
		44,133,373
Metals & mining—1.11%
Freeport-McMoRan Copper & Gold, Inc.	196,794	7,922,926
Rio Tinto PLC, ADR	37,110	2,006,167
Walter Energy, Inc.	27,860	2,107,609
		12,036,702
Multiline retail—1.55%
Dollar General Corp.*	186,799	7,408,449
Target Corp.	171,907	9,411,908
		16,820,357
Oil, gas & consumable fuels—6.44%
Anadarko Petroleum Corp.	129,217	10,143,535
CONSOL Energy, Inc.	95,365	4,077,807
El Paso Corp.	222,600	5,567,226
EOG Resources, Inc.	187,110	16,733,247
Exxon Mobil Corp.[1]	147,145	11,490,553
Kinder Morgan Inc.[1]	213,047	6,093,144
Occidental Petroleum Corp.	171,273	15,918,113
		70,023,625
Pharmaceuticals—2.92%
Allergan, Inc.	224,790	18,909,335
Bristol-Myers Squibb Co.	36,681	1,158,753
Novo Nordisk A/S, ADR	65,650	6,978,595
Perrigo Co.	52,250	4,717,130
		31,763,813
Road & rail—1.06%
J.B. Hunt Transport Services, Inc.	70,680	2,990,471
Union Pacific Corp.	85,611	8,524,287
		11,514,758
Semiconductors & semiconductor equipment—3.03%
Altera Corp.	378,335	14,346,463
Analog Devices, Inc.	162,055	5,926,351
Broadcom Corp., Class A*	179,475	6,477,253
Skyworks Solutions, Inc.*	137,390	2,721,696
Texas Instruments, Inc.	112,300	3,450,979
		32,922,742
Software—8.41%
Adobe Systems, Inc.*	235,900	6,937,819
BMC Software, Inc.*	96,535	3,355,557
Citrix Systems, Inc.*	139,545	10,163,062
Intuit, Inc.	186,500	10,009,455
Microsoft Corp.	476,023	12,676,492

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Oracle Corp.	1,149,339	37,663,839
Rovi Corp.*	69,885	3,462,103
Salesforce.com, Inc.*	14,540	1,936,292
TIBCO Software, Inc.*	104,220	3,010,916
VMware, Inc., Class A*	22,305	2,180,314
		91,395,849
Specialty retail—2.26%
Abercrombie & Fitch Co., Class A	83,290	6,196,776
Lowe’s Cos., Inc.	261,600	5,498,832
Staples, Inc.	415,600	6,217,376
The Home Depot, Inc.	185,414	6,637,821
		24,550,805
Textiles, apparel & luxury goods—2.22%
Coach, Inc.	100,670	6,550,597
Fossil, Inc.*	45,270	4,692,688
Lululemon Athletica, Inc.1,*	5,200	293,696
Nike, Inc., Class B	104,077	10,027,819
Ralph Lauren Corp.	16,180	2,569,222
		24,134,022
Wireless telecommunication services—1.94%
American Tower Corp., Class A*	214,682	11,828,978
Crown Castle International Corp.*	224,900	9,301,864
		21,130,842
Total common stocks (cost—$899,246,031)		1,061,286,295

Face amount ($)
Repurchase agreement—2.20%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $23,774,764 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $586,964 US Treasury Notes, 1.375% due 11/30/15; (value—$24,427,243); proceeds: $23,948,007 (cost—$23,948,000)	23,948,000	23,948,000

	Number of shares
Investment of cash collateral from securities loaned—1.40%
Money market fund—1.40%
UBS Private Money Market Fund LLC[2] (cost—$15,198,481)	15,198,481	15,198,481
Total investments (cost—$938,392,512)[3]—101.23%		1,100,432,776
Liabilities in excess of other assets—(1.23)%		(13,421,546)
Net assets—100.00%		1,087,011,230

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$187,819,871
Gross unrealized depreciation	(25,779,607)
Net unrealized appreciation	$162,040,264

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at  October 31, 2011.

2                                          The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	17,797,200	51,533,315	54,132,034	15,198,481	364

3                                          Includes $14,387,848 of investments in securities on loan, at market value plus accrued interest and dividends, if any.

ADR                     American Depositary Receipt

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,061,286,295	—	—	1,061,286,295
Repurchase agreement	—	23,948,000	—	23,948,000
Investment of cash collateral from securities loaned	—	15,198,481	—	15,198,481
Total	1,061,286,295	39,146,481	—	1,100,432,776

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	94.7
Cayman Islands	1.5
Ireland	1.0
United Kingdom	1.0
Switzerland	0.6
Denmark	0.6
Curacao	0.6
Total	100.0

For more information regarding the portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.95%
Aerospace & defense—0.46%
Triumph Group, Inc.	30,150	1,751,715

Air freight & logistics—0.70%
Forward Air Corp.	81,500	2,669,125

Auto components—1.23%
Cooper Tire & Rubber Co.	174,690	2,503,308
Lear Corp.	47,286	2,218,186
		4,721,494
Automobiles—0.91%
Harley-Davidson, Inc.	43,375	1,687,287
Thor Industries, Inc.	67,100	1,774,124
		3,461,411
Beverages—0.82%
Constellation Brands, Inc., Class A*	50,425	1,019,594
Dr. Pepper Snapple Group, Inc.	56,130	2,102,068
		3,121,662
Building products—0.46%
Owens Corning, Inc.*	62,350	1,769,493

Capital markets—5.06%
Eaton Vance Corp.[1]	104,000	2,734,160
Invesco Ltd.	97,700	1,960,839
Janus Capital Group, Inc.	185,000	1,213,600
Knight Capital Group, Inc., Class A*	147,325	1,840,090
Raymond James Financial, Inc.	241,495	7,334,203
Stifel Financial Corp.*	134,045	4,272,014
		19,354,906
Chemicals—0.69%
Huntsman Corp.	113,125	1,328,088
Innophos Holdings, Inc.	17,400	765,426
PolyOne Corp.	48,975	548,030
		2,641,544
Commercial banks—9.19%
Associated Banc-Corp	184,200	2,053,830
Cathay General Bancorp	242,900	3,398,171
City National Corp.	29,005	1,230,392
CVB Financial Corp.[1]	240,500	2,335,255
East West Bancorp, Inc.	97,905	1,906,210
Fifth Third Bancorp	319,015	3,831,370
First Horizon National Corp.	331,109	2,314,452
Fulton Financial Corp.	175,200	1,653,888
Glacier Bancorp, Inc.	188,000	2,133,800
Hancock Holding Co.	62,500	1,893,750
IBERIABANK Corp.	40,610	2,100,349
KeyCorp	435,900	3,077,454

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial banks—(concluded)
Prosperity Bancshares, Inc.	50,700	1,951,443
Wintrust Financial Corp.	90,280	2,607,287
Zions Bancorporation	153,000	2,656,080
		35,143,731
Commercial services & supplies—3.93%
Avery Dennison Corp.	139,350	3,706,710
KAR Auction Services, Inc.*	193,000	2,653,750
Progressive Waste Solutions Ltd.	79,825	1,680,316
Republic Services, Inc.	28,780	819,079
Schawk, Inc.	121,000	1,632,290
Sykes Enterprises, Inc.*	132,675	2,113,513
United Stationers, Inc.	76,000	2,417,560
		15,023,218
Communications equipment—1.29%
Arris Group, Inc.*	253,990	2,732,932
Plantronics, Inc.	66,000	2,205,060
		4,937,992
Computers & peripherals—1.31%
Avid Technology, Inc.*	193,650	1,200,630
Electronics for Imaging, Inc.*	198,700	2,980,500
Western Digital Corp.*	31,600	841,824
		5,022,954
Construction & engineering—2.10%
Dycom Industries, Inc.*	100,865	1,959,807
KBR, Inc.	84,825	2,367,466
MasTec, Inc.*	78,075	1,687,981
Pike Electric Corp.*	263,000	2,001,430
		8,016,684
Construction materials—0.46%
Texas Industries, Inc.[1]	58,500	1,755,000

Consumer finance—1.06%
Discover Financial Services	48,625	1,145,605
SLM Corp.	213,525	2,918,887
		4,064,492
Containers & packaging—2.82%
Ball Corp.	64,255	2,221,295
Boise, Inc.	124,500	753,225
Greif, Inc., Class A	55,030	2,464,244
Owens-Illinois, Inc.*	69,400	1,393,552
Rock-Tenn Co., Class A	66,690	3,947,381
		10,779,697
Diversified consumer services—2.27%
Coinstar, Inc.1,*	87,150	4,160,541
School Specialty, Inc.*	195,000	1,491,750

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
Sotheby’s	64,000	2,254,080
Weight Watchers International, Inc.	10,400	776,048
		8,682,419
Diversified telecommunication services—1.52%
General Communication, Inc., Class A*	141,500	1,337,175
Premiere Global Services, Inc.*	228,710	2,072,113
tw telecom, Inc.*	128,805	2,382,892
		5,792,180
Electric utilities—0.60%
Westar Energy, Inc.	84,500	2,303,470

Electronic equipment, instruments & components—3.02%
Jabil Circuit, Inc.	307,765	6,327,649
Plexus Corp.*	78,370	2,014,109
SYNNEX Corp.*	111,075	3,206,735
		11,548,493
Energy equipment & services—3.65%
Dril-Quip, Inc.*	37,500	2,441,250
Oceaneering International, Inc.	46,000	1,924,180
Oil States International, Inc.*	31,750	2,210,118
Superior Energy Services, Inc.*	58,400	1,642,208
TETRA Technologies, Inc.*	148,500	1,410,750
Tidewater, Inc.	87,505	4,307,871
		13,936,377
Food products—3.17%
Brooklyn Cheesecake & Deserts Co., Inc.2,*	4,955	248
Hain Celestial Group, Inc.*	66,725	2,239,291
J&J Snack Foods Corp.	30,500	1,572,885
Ralcorp Holdings, Inc.*	30,500	2,465,620
Smithfield Foods, Inc.*	83,800	1,915,668
The Fresh Del Monte Produce, Inc.	107,900	2,747,134
TreeHouse Foods, Inc.*	19,000	1,165,460
		12,106,306
Health care equipment & supplies—1.54%
Sirona Dental Systems, Inc.*	43,425	2,080,057
STERIS Corp.	92,500	2,865,650
The Cooper Cos., Inc.	13,850	959,805
		5,905,512
Health care providers & services—2.30%
Amedisys, Inc.*	136,000	1,785,680
AMN Healthcare Services, Inc.*	279,500	1,324,830
Health Management Associates, Inc., Class A*	320,350	2,806,266

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Health Net, Inc.*	103,825	2,885,297
		8,802,073
Hotels, restaurants & leisure—2.08%
Ameristar Casinos, Inc.	60,525	1,119,712
Brinker International, Inc.	62,850	1,439,265
P.F. Chang’s China Bistro, Inc.	82,500	2,565,750
Six Flags Entertainment Corp.	58,500	2,100,150
Wyndham Worldwide Corp.	21,600	727,272
		7,952,149
Household durables—1.36%
American Greetings Corp., Class A	97,015	1,553,210
Ethan Allen Interiors, Inc.	86,100	1,704,780
Newell Rubbermaid, Inc.	132,240	1,957,152
		5,215,142
Insurance—4.79%
Arch Capital Group Ltd.*	51,425	1,849,757
Brown & Brown, Inc.	142,715	3,151,147
HCC Insurance Holdings, Inc.	99,495	2,647,562
Horace Mann Educators Corp.	141,000	1,896,450
Lincoln National Corp.	122,900	2,341,245
StanCorp Financial Group, Inc.	67,600	2,294,344
Unum Group	52,225	1,245,044
XL Group PLC	133,350	2,899,029
		18,324,578
Internet software & services—1.76%
DealerTrack Holdings, Inc.*	89,100	1,932,579
ValueClick, Inc.*	187,325	3,296,920
WebMD Health Corp.*	41,500	1,491,925
		6,721,424
Life sciences tools & services—2.26%
Bio-Rad Laboratories, Inc., Class A*	22,200	2,210,010
Charles River Laboratories International, Inc.*	79,200	2,556,576
Covance, Inc.*	76,000	3,855,480
		8,622,066
Machinery—6.75%
Briggs & Stratton Corp.	130,845	1,910,337
IDEX Corp.	67,700	2,399,965
Kennametal, Inc.	94,240	3,664,994
Meritor, Inc.*	198,595	1,890,624
Pentair, Inc.	61,800	2,221,710
Timken Co.	73,650	3,102,138
Trimas Corp.*	160,605	3,130,191
Trinity Industries, Inc.	137,900	3,760,533
Wabtec Corp.	34,200	2,297,556

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Watts Water Technologies, Inc., Class A	45,000	1,417,050
		25,795,098
Media—1.10%
DreamWorks Animation SKG, Inc., Class A*	70,000	1,298,500
Valassis Communications, Inc.1,*	148,335	2,896,983
		4,195,483
Metals & mining—0.51%
Noranda Aluminum Holding Corp.*	173,900	1,610,314
Reliance Steel & Aluminum Co.	7,270	321,261
		1,931,575
Multi-utilities—1.43%
CMS Energy Corp.	140,300	2,921,046
NiSource, Inc.	115,600	2,553,604
		5,474,650
Multiline retail—0.59%
Macy’s, Inc.	73,525	2,244,718

Oil, gas & consumable fuels—1.95%
Energen Corp.	55,625	2,728,962
Oasis Petroleum, Inc.1,*	31,550	925,677
Rex Energy Corp.*	123,585	1,913,096
Western Refining, Inc.1,*	118,225	1,889,236
		7,456,971
Paper & forest products—0.99%
Glatfelter	140,000	2,100,000
MeadWestvaco Corp.	60,325	1,683,671
		3,783,671
Personal products—0.23%
Nu Skin Enterprises, Inc., Class A	17,200	869,116

Professional services—1.94%
Kelly Services, Inc., Class A	184,520	3,016,902
Korn/Ferry International*	131,000	2,092,070
Resources Connection, Inc.	208,500	2,312,265
		7,421,237
Real estate investment trusts—2.98%
American Capital Agency Corp.	30,800	847,308
BioMed Realty Trust, Inc.	161,900	2,932,009
Brandywine Realty Trust	66,500	605,815
CBL & Associates Properties, Inc.	143,425	2,205,877
DuPont Fabros Technology, Inc.[1]	45,475	945,425
Home Properties, Inc.	51,575	3,037,767

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate investment trusts—(concluded)
Summit Hotel Properties, Inc.	99,600	803,772
		11,377,973
Real estate management & development—0.68%
Jones Lang LaSalle, Inc.	40,500	2,617,110

Road & rail—3.29%
Con-way, Inc.	171,330	5,049,095
Hertz Global Holdings, Inc.*	183,500	2,128,600
Landstar System, Inc.	50,000	2,231,500
Ryder System, Inc.	62,250	3,171,015
		12,580,210
Semiconductors & semiconductor equipment—4.68%
Atmel Corp.*	181,465	1,916,271
ATMI, Inc.*	95,000	1,938,000
Brooks Automation, Inc.	115,100	1,202,795
Entegris, Inc.*	353,500	3,167,360
NVIDIA Corp.*	254,560	3,767,488
ON Semiconductor Corp.*	481,460	3,644,652
Semtech Corp.*	92,500	2,258,850
		17,895,416
Software—1.12%
Cadence Design Systems, Inc.*	250,525	2,773,312
Electronic Arts, Inc.*	64,900	1,515,415
		4,288,727
Specialty retail—4.15%
Advance Auto Parts	17,175	1,117,577
Aeropostale, Inc.*	175,500	2,397,330
Foot Locker, Inc.	68,575	1,499,050
Group 1 Automotive, Inc.	32,000	1,457,920
Jos. A. Bank Clothiers, Inc.*	43,000	2,297,920
OfficeMax, Inc.*	512,500	2,624,000
Pier 1 Imports, Inc.*	151,500	1,895,265
Signet Jewelers Ltd.	60,100	2,590,911
		15,879,973
Textiles, apparel & luxury goods—1.65%
Carter’s, Inc.*	54,500	2,075,905
PVH Corp.	17,375	1,292,874

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
The Jones Group Inc.	261,500	2,920,955
		6,289,734
Trading companies & distributors—0.33%
Applied Industrial Technologies, Inc.	37,466	1,259,607

Water utilities—0.77%
American Water Works Co., Inc.	96,800	2,955,304
Total common stocks (cost—$364,551,104)		374,463,880

Face amount ($)
Repurchase agreement—1.21%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $4,601,471 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $113,604 US Treasury Notes, 1.375% due 11/30/15; (value—$4,727,755); proceeds: $4,635,001 (cost—$4,635,000)	4,635,000	4,635,000

	Number of shares
Investment of cash collateral from securities loaned—3.30%
Money market fund—3.30%
UBS Private Money Market Fund LLC[3] (cost—$12,606,554)	12,606,554	12,606,554
Total investments (cost—$381,792,658)[4]—102.46%		391,705,434
Liabilities in excess of other assets—(2.46)%		(9,395,538)
Net assets—100.00%		382,309,896

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$43,899,810
Gross unrealized depreciation	(33,987,034)
Net unrealized appreciation	$9,912,776

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at October 31, 2011.

2                                          Illiquid security representing 0.00% of net assets as of October 31, 2011.

3                                          The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	15,163,573	36,957,172	39,514,191	12,606,554	460

4              Includes $11,953,273 of investments in securities on loan, at value plus accrued interest and dividends, if any.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	374,463,632	248	—	374,463,880
Repurchase agreement	—	4,635,000	—	4,635,000
Investment of cash collateral from securities loaned	—	12,606,554	—	12,606,554
Total	374,463,632	17,241,802	—	391,705,434

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.6
Bermuda	1.6
Ireland	0.7
Cayman Islands	0.7
Canada	0.4
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.37%
Aerospace & defense—1.70%
BE Aerospace, Inc.*	39,771	1,500,560
TransDigm Group, Inc.*	31,045	2,915,746
Triumph Group, Inc.	47,450	2,756,845
		7,173,151
Air freight & logistics—1.36%
Atlas Air Worldwide Holdings, Inc.*	36,116	1,391,188
Forward Air Corp.	39,600	1,296,900
Hub Group, Inc., Class A*	98,115	3,067,075
		5,755,163
Auto components—1.68%
Gentex Corp.	196,447	5,916,983
Tenneco, Inc.*	36,290	1,187,409
		7,104,392
Beverages—0.27%
Hansen Natural Corp.*	12,719	1,133,136

Biotechnology—3.01%
Alexion Pharmaceuticals, Inc.*	34,120	2,303,441
Ardea Biosciences, Inc.*	83,410	1,660,693
Cepheid, Inc.*	105,737	3,793,844
Onyx Pharmaceuticals, Inc.*	41,130	1,683,451
Pharmasset, Inc.*	46,600	3,280,640
		12,722,069
Capital markets—2.34%
Affiliated Managers Group, Inc.*	56,827	5,262,749
Financial Engines, Inc.1,*	68,695	1,560,063
Knight Capital Group, Inc., Class A*	131,040	1,636,690
Lazard Ltd., Class A	53,215	1,454,898
		9,914,400
Chemicals—2.75%
Airgas, Inc.	16,862	1,162,635
Albemarle Corp.	48,548	2,587,123
Ashland, Inc.	22,900	1,212,784
CF Industries Holdings, Inc.	7,379	1,197,390
FMC Corp.	30,630	2,416,401
Intrepid Potash, Inc.*	50,050	1,392,891
Solutia, Inc.*	101,160	1,643,850
		11,613,074
Commercial banks—0.77%
Hancock Holding Co.	72,870	2,207,961
Signature Bank*	18,850	1,050,888
		3,258,849
Commercial services & supplies—3.38%
Clean Harbors, Inc.*	81,345	4,739,973
EnerNOC, Inc.*	41,239	365,790
Innerworkings, Inc.1,*	157,550	1,425,828

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Mobile Mini, Inc.*	49,050	889,767
Ritchie Brothers Auctioneers, Inc.[1]	122,618	2,445,003
Rollins, Inc.	203,425	4,430,596
		14,296,957
Communications equipment—2.09%
Acme Packet, Inc.*	61,632	2,231,695
Aruba Networks, Inc.*	30,824	730,220
Digi International, Inc.*	159,525	2,040,325
NETGEAR, Inc.*	23,372	828,771
Riverbed Technology, Inc.*	109,622	3,023,375
		8,854,386
Computers & peripherals—0.43%
NCR Corp.*	37,863	720,912
Stratasys, Inc.*	39,375	1,104,075
		1,824,987
Construction & engineering—0.40%
Foster Wheeler AG*	78,610	1,675,965

Consumer finance—0.54%
First Cash Financial Services, Inc.*	55,000	2,282,500

Containers & packaging—0.33%
Rock-Tenn Co., Class A	23,910	1,415,233

Distributors—0.78%
LKQ Corp.*	113,825	3,321,414

Diversified consumer services—1.11%
Capella Education Co.1,*	20,499	713,570
Coinstar, Inc.1,*	46,650	2,227,071
Grand Canyon Education, Inc.*	107,759	1,757,549
		4,698,190
Diversified financial services—1.17%
MarketAxess Holdings, Inc.	37,803	1,104,982
Portfolio Recovery Associates, Inc.*	54,901	3,850,756
		4,955,738
Electrical equipment—2.70%
AMETEK, Inc.	117,872	4,658,301
Polypore International, Inc.*	24,305	1,274,797
Roper Industries, Inc.	40,067	3,249,434
Woodward Governor Co.	65,770	2,228,288
		11,410,820
Electronic equipment, instruments & components—2.10%
Coherent, Inc.*	39,000	1,987,830
Echelon Corp.*	142,871	965,808
FARO Technologies, Inc.*	37,975	1,586,596
Napco Security Systems, Inc.*	57,088	118,743

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
National Instruments Corp.	137,500	3,672,625
Universal Display Corp.*	11,329	530,537
		8,862,139
Energy equipment & services—2.73%
CARBO Ceramics, Inc.	17,975	2,441,904
Core Laboratories N.V.	9,667	1,046,550
ION Geophysical Corp.*	257,930	1,965,427
Key Energy Services, Inc.*	128,000	1,655,040
Oceaneering International, Inc.	24,387	1,020,108
OYO Geospace Corp.*	15,361	1,207,067
Rowan Cos., Inc.*	63,960	2,205,980
		11,542,076
Food & staples retailing—1.42%
PriceSmart, Inc.	10,775	819,331
The Fresh Market, Inc.1,*	64,453	2,578,120
United Natural Foods, Inc.*	71,253	2,601,447
		5,998,898
Food products—1.48%
Diamond Foods, Inc.[1]	31,112	2,045,614
Green Mountain Coffee Roasters, Inc.*	64,619	4,201,527
		6,247,141
Health care equipment & supplies—4.87%
Abaxis, Inc.*	62,138	1,743,592
AngioDynamics, Inc.*	121,650	1,874,627
DexCom, Inc.*	121,140	1,185,961
IDEXX Laboratories, Inc.*	16,943	1,219,727
Insulet Corp.*	57,504	938,465
Neogen Corp.*	62,615	2,420,070
NxStage Medical, Inc.*	24,285	558,312
ResMed, Inc.1,*	36,150	1,023,045
Sirona Dental Systems, Inc.*	29,469	1,411,565
The Cooper Cos., Inc.	51,295	3,554,743
Thoratec Corp.*	54,595	1,993,263
Zoll Medical Corp.*	70,550	2,667,496
		20,590,866
Health care providers & services—5.87%
Air Methods Corp.*	27,902	2,255,040
Bio-Reference Laboratories, Inc.1,*	97,274	1,949,371
Catalyst Health Solutions, Inc.*	71,881	3,951,299
Chemed Corp.	57,975	3,441,396
HMS Holdings Corp.*	169,567	4,144,217
IPC The Hospitalist Co.*	40,750	1,708,648
Magellan Health Services, Inc.*	55,420	2,852,467
MEDNAX, Inc.*	42,875	2,821,175
MWI Veterinary Supply, Inc.*	22,364	1,688,482
		24,812,095

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—2.60%
Allscripts Healthcare Solutions, Inc.*	177,510	3,399,316
athenahealth, Inc.1,*	54,158	2,865,500
Quality Systems, Inc.[1]	44,624	1,736,320
SXC Health Solutions Corp.*	64,145	3,003,269
		11,004,405
Hotels, restaurants & leisure—2.93%
Arcos Dorados Holdings, Inc., Class A	62,600	1,464,840
Cheesecake Factory, Inc.*	81,750	2,288,182
Penn National Gaming, Inc.*	60,440	2,175,840
Red Robin Gourmet Burgers, Inc.*	54,400	1,363,808
Scientific Games Corp., Class A*	237,600	2,064,744
Wyndham Worldwide Corp.	90,410	3,044,105
		12,401,519
Household durables—0.61%
Tempur-Pedic International, Inc.*	37,918	2,580,699

Internet & catalog retail—0.47%
Shutterfly, Inc.*	47,599	1,983,450

Internet software & services—3.12%
Bankrate, Inc.*	102,300	1,991,781
Constant Contact, Inc.*	38,050	770,132
DealerTrack Holdings, Inc.*	73,150	1,586,624
Dice Holdings, Inc.*	89,468	910,784
Liquidity Services, Inc.*	24,702	804,297
OpenTable, Inc.*	15,091	661,891
QuinStreet, Inc.*	98,541	1,132,236
Rackspace Hosting, Inc.*	48,140	1,992,515
SciQuest, Inc.*	67,235	997,768
SPS Commerce, Inc.*	65,906	1,289,121
Vocus, Inc.*	52,101	1,061,818
		13,198,967
IT services—2.56%
Cass Information Systems, Inc.	37,450	1,467,665
Echo Global Logistics, Inc.1,*	88,691	1,369,389
Forrester Research, Inc.	49,700	1,779,757
Gartner, Inc.*	28,555	1,099,939
MAXIMUS, Inc.	66,500	2,682,610
VeriFone Systems, Inc.*	58,025	2,449,235
		10,848,595
Leisure equipment & products—0.32%
Polaris Industries, Inc.	21,545	1,364,660

Life sciences tools & services—0.90%
Bruker Corp.*	95,010	1,370,994
MEDTOX Scientific, Inc.	34,425	503,982
Techne Corp.	27,875	1,917,800
		3,792,776

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—3.10%
Astec Industries, Inc.*	33,131	1,101,606
Chart Industries, Inc.*	19,105	1,079,624
CLARCOR, Inc.	41,515	2,012,647
Gardner Denver, Inc.	29,949	2,315,956
Kennametal, Inc.	45,860	1,783,495
Robbins & Myers, Inc.	46,186	2,064,052
WABCO Holdings, Inc.*	55,160	2,769,584
		13,126,964
Media—0.58%
Cinemark Holdings, Inc.	118,570	2,450,842

Metals & mining—0.45%
Schnitzer Steel Industries, Inc.	40,460	1,893,528

Multiline retail—0.50%
Big Lots, Inc.*	56,500	2,129,485

Oil, gas & consumable fuels—4.37%
Berry Petroleum Co., Class A	27,800	960,490
Brigham Exploration Co.*	161,598	5,884,591
Cabot Oil & Gas Corp.	36,336	2,824,034
Forest Oil Corp.*	92,370	1,077,034
Oasis Petroleum, Inc.*	60,340	1,770,376
Plains Exploration & Production Co.*	57,995	1,826,843
Rosetta Resources, Inc.*	93,016	4,124,329
		18,467,697
Personal products—0.46%
Herbalife Ltd.	31,040	1,935,654

Professional services—2.58%
51job, Inc., ADR*	14,734	680,416
Acacia Research*	126,188	5,027,330
CoStar Group, Inc.*	24,025	1,478,258
Equifax, Inc.	56,130	1,972,970
Mistras Group, Inc.*	27,144	591,739
Resources Connection, Inc.	103,675	1,149,756
		10,900,469
Real estate management & development—0.32%
Jones Lang LaSalle, Inc.	21,000	1,357,020

Road & rail—1.68%
Avis Budget Group, Inc.*	69,043	973,506
Hertz Global Holdings, Inc.*	111,000	1,287,600
Kansas City Southern*	45,609	2,881,121
Knight Transportation, Inc.	129,090	1,962,168
		7,104,395
Semiconductors & semiconductor equipment—3.78%
Cabot Microelectronics Corp.*	48,361	1,862,866
CEVA, Inc.*	41,929	1,302,734

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cypress Semiconductor Corp.*	72,300	1,381,653
EZchip Semiconductor Ltd.*	21,900	797,817
Mellanox Technologies Ltd.*	53,700	1,737,732
Power Integrations, Inc.	56,800	2,023,784
Semtech Corp.*	126,125	3,079,972
Skyworks Solutions, Inc.*	96,407	1,909,823
Volterra Semiconductor Corp.*	80,670	1,911,879
		16,008,260
Software—12.12%
BroadSoft, Inc.1,*	35,600	1,281,600
Cadence Design Systems, Inc.*	54,364	601,810
CommVault Systems, Inc.*	19,178	816,599
Concur Technologies, Inc.1,*	37,431	1,741,290
Ebix, Inc.1,*	87,302	1,493,737
Guidance Software, Inc.*	64,739	389,081
Informatica Corp.*	78,970	3,593,135
Manhattan Associates, Inc.*	17,983	761,580
MICROS Systems, Inc.*	42,009	2,067,683
NetSuite, Inc.*	44,103	1,677,678
Nuance Communications, Inc.*	65,840	1,743,443
Pegasystems, Inc.[1]	66,023	2,495,009
QLIK Technologies, Inc.*	77,832	2,223,660
Rovi Corp.*	80,723	3,999,018
Solera Holdings, Inc.	19,627	1,072,223
Sourcefire, Inc.1,*	90,200	2,485,010
SS&C Technologies Holdings, Inc.*	100,220	1,589,489
SuccessFactors, Inc.*	136,915	3,655,631
Synchronoss Technologies, Inc.*	72,823	2,189,059
Taleo Corp., Class A*	64,200	2,080,080
TIBCO Software, Inc.*	206,427	5,963,676
Ultimate Software Group, Inc.*	91,958	5,534,033
Verint Systems, Inc.*	60,450	1,801,410
		51,255,934
Specialty retail—4.92%
Abercrombie & Fitch Co., Class A	44,314	3,296,962
Chico’s FAS, Inc.	94,440	1,167,278
DSW, Inc., Class A	26,607	1,392,610
Express, Inc.	125,200	2,828,268
Foot Locker, Inc.	79,600	1,740,056
GameStop Corp., Class A*	58,230	1,488,941
Genesco, Inc.*	11,858	698,911
Pier 1 Imports, Inc.*	145,800	1,823,958
Tractor Supply Co.	36,397	2,582,003
Ulta Salon, Cosmetics & Fragrance, Inc.*	24,283	1,634,003
Vitamin Shoppe, Inc.*	56,941	2,147,245
		20,800,235
Textiles, apparel & luxury goods—2.79%
Columbia Sportswear Co.	15,000	806,100

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)

Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Deckers Outdoor Corp.*	16,680	1,922,203
Fossil, Inc.*	26,717	2,769,484
Lululemon Athletica, Inc.*	16,344	923,109
Under Armour, Inc., Class A*	43,726	3,690,912
Vera Bradley, Inc.1,*	37,480	1,697,844
		11,809,652
Trading companies & distributors—0.93%
Beacon Roofing Supply, Inc.*	105,300	1,940,679
WESCO International, Inc.*	41,300	2,001,398
		3,942,077
Total common stocks (cost—$345,818,992)		411,820,922

Investment companies—0.28%
iShares Russell 2000 Growth Index Fund	4,927	418,844
iShares Russell Midcap Growth Index Fund	13,826	779,510
Total investment companies (cost—$1,206,136)		1,198,354

Face amount ($)
Repurchase agreement—3.10%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $12,997,295 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $320,884 US Treasury Notes, 1.375% due 11/30/15; (value—$13,353,995); proceeds: $13,092,004 (cost—$13,092,000)	13,092,000	13,092,000

	Number of shares
Investment of cash collateral from securities loaned—5.91%
Money market fund—5.91%
UBS Private Money Market Fund LLC[2] (cost—$25,003,240)	25,003,240	25,003,240
Total investments (cost—$385,120,368)[3]—106.66%		451,114,516
Liabilities in excess of other assets—(6.66)%		(28,185,633)
Net assets—100.00%		422,928,883

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$80,886,155
Gross unrealized depreciation	(14,892,007)
Net unrealized appreciation	$65,994,148

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2011.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the three
	Value at	months ended	months ended	Value at	months ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	40,533,810	56,396,830	71,927,400	25,003,240	991

3	Includes $23,723,513 of investments in securities on loan, at value plus accrued interest and dividends, if any.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	411,820,922	—	—	411,820,922
Investment companies	1,198,354	—	—	1,198,354
Repurchase agreement	—	13,092,000	—	13,092,000
Investment of cash collateral from securities loaned	—	25,003,240	—	25,003,240
Total	413,019,276	38,095,240	—	451,114,516

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	96.4
Canada	1.2
Cayman Islands	0.6
Israel	0.6
Switzerland	0.4
British Virgin Islands	0.3
Bermuda	0.3
Netherlands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2011

Common stocks
Aerospace & defense	0.71%
Airlines	0.06
Auto components	1.05
Automobiles	1.91
Beverages	0.90
Building products	1.09
Capital markets	0.35
Chemicals	2.58
Commercial banks	8.83
Commercial services & supplies	0.36
Communications equipment	0.40
Computers & peripherals	0.82
Construction & engineering	0.53
Construction materials	0.14
Containers & packaging	0.53
Distributors	0.07
Diversified consumer services	0.09
Diversified financial services	1.72
Diversified telecommunication services	5.20
Electric utilities	1.30
Electrical equipment	2.25
Electronic equipment, instruments & components	0.61
Energy equipment & services	1.10
Food & staples retailing	4.45
Food products	3.42
Gas utilities	0.60
Health care equipment & supplies	0.37
Health care providers & services	0.40
Hotels, restaurants & leisure	2.13
Household durables	1.13
Independent power producers & energy traders	0.06
Industrial conglomerates	1.35
Insurance	4.80
IT services	0.41
Machinery	1.38
Marine	0.05
Media	2.03
Metals & mining	2.93
Multiline retail	0.45
Multi-utilities	1.93
Office electronics	1.42
Oil, gas & consumable fuels	9.33
Paper & forest products	0.26
Personal products	1.16
Pharmaceuticals	10.61
Professional services	1.10
Real estate investment trusts	0.21
Real estate management & development	1.80
Road & rail	0.25
Semiconductors & semiconductor equipment	1.59
Software	0.97
Specialty retail	0.39
Textiles, apparel & luxury goods	1.55
Tobacco	1.47
Trading companies & distributors	1.10
Transportation infrastructure	0.34
Wireless telecommunication services	3.75
Total common stocks	97.79
Preferred stocks
Automobiles	0.50
Household products	0.54
Total preferred stocks	1.04
Rights
Commercial banks	0.00 [1]
Repurchase agreement	1.50
Investment of cash collateral from securities loaned	4.86
Liabilities in excess of other assets	(5.19)
Net assets	100.00%

1 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2011.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—97.79%
Australia—4.79%
AGL Energy Ltd.	54,282	818,357
Amcor Ltd.	579,437	4,245,824
AMP Ltd.	822,705	3,660,717
Australia & New Zealand Banking Group Ltd.	65,408	1,475,140
BHP Billiton Ltd.	56,129	2,197,395
Commonwealth Bank of Australia[1]	15,510	796,508
Dexus Property Group	590,026	522,240
Incitec Pivot Ltd.	656,834	2,344,257
Macquarie Group Ltd.	29,264	739,539
National Australia Bank Ltd.[1]	36,950	986,285
Newcrest Mining Ltd.	97,093	3,420,301
QBE Insurance Group Ltd.[1]	333,516	5,118,897
Rio Tinto Ltd.	17,103	1,226,364
Stockland	198,877	649,828
Telstra Corp. Ltd.	1,840,757	5,986,937
Treasury Wine Estates Ltd.[1]	17,283	67,519
Wesfarmers Ltd.[1]	32,499	1,093,233
Westfield Group	61,013	490,653
Westpac Banking Corp.[1]	71,804	1,671,236
Woodside Petroleum Ltd.	15,695	590,673
Total Australia common stocks		38,101,903

Austria—0.06%
Erste Group Bank AG	21,863	465,825

Belgium—0.59%
Ageas STRIP VVPR2,*	151,262	209
Anheuser-Busch InBev N.V.	7,817	433,996
KBC GROEP N.V.	60,832	1,347,222
Nyrstar*	54,019	469,801
Solvay SA	24,262	2,467,576
Total Belgium common stocks		4,718,804

Bermuda—0.35%
Jardine Matheson Holdings Ltd.[1]	54,800	2,747,069

Brazil—0.34%
Tim Participacoes SA, ADR[1]	104,505	2,721,310

Canada—0.39%
First Quantum Minerals Ltd.	81,916	1,718,448
Kinross Gold Corp.	98,613	1,405,860
Total Canada common stocks		3,124,308

Cayman Islands—0.50%
China Resources Land Ltd.	614,000	875,253
Hengan International Group Co. Ltd.	93,500	809,602

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Mindray Medical International Ltd., ADR[1]	84,000	2,293,200
Total Cayman Islands common stocks		3,978,055

Denmark—0.43%
Carlsberg A/S, Class B	22,660	1,522,601
Danske Bank A/S*	29,746	406,187
Novo-Nordisk A/S, Class B	13,788	1,455,973
Total Denmark common stocks		3,384,761

Finland—0.57%
Nokia Oyj	62,388	420,378
Nokian Renkaat Oyj	21,562	788,833
Outokumpu Oyj[1]	40,656	342,502
Sampo Oyj, A Shares	31,406	861,618
Stora Enso Oyj, R Shares	171,813	1,085,609
UPM-Kymmene Oyj	84,511	985,057
Total Finland common stocks		4,483,997

France—11.01%
Air Liquide SA	23,262	3,004,485
Atos Origin SA	14,901	719,976
AXA SA	38,244	614,432
BNP Paribas	86,815	3,849,294
Bouygues SA	24,455	914,390
Carrefour SA	218,715	5,802,323
Cie de Saint-Gobain	78,007	3,609,589
France Telecom SA	367,602	6,613,546
GDF Suez	107,027	3,013,822
GDF Suez, STRIP VVPR2,*	23,226	32
Imerys SA	8,236	469,867
L’Oreal SA	26,804	2,951,971
Lafarge SA	12,803	518,623
PPR	22,890	3,562,567
Safran SA	76,191	2,479,802
Sanofi SA	256,949	18,393,256
Schneider Electric SA	121,777	7,053,758
Societe Generale SA	108,674	3,116,104
Sodexo	34,867	2,512,399
Suez Environnement Co.	127,923	2,003,323
Technip SA	38,547	3,644,500
Total SA	179,523	9,387,883
Vinci SA	67,390	3,307,602
Total France common stocks		87,543,544

Germany—6.94%
Adidas AG	85,241	5,996,613
Allianz SE	28,060	3,134,721
BASF SE	22,078	1,604,558
Bayer AG	79,454	5,067,565

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Bayerische Motoren Werke (BMW) AG	11,116	905,910
Brenntag AG	7,130	717,062
Commerzbank AG*	163,869	400,870
Continental AG*	8,045	598,990
Daimler AG	103,872	5,276,976
Deutsche Bank AG	12,480	518,773
Deutsche Boerse AG*	44,877	2,476,090
Deutsche Telekom AG	531,005	6,732,230
E.ON AG	159,524	3,856,727
Fresenius Medical Care AG & Co. KGaA	43,647	3,175,467
HeidelbergCement AG	3,408	154,783
Infineon Technologies AG	48,882	435,892
Kabel Deutschland Holding AG*	8,055	457,662
Lanxess AG	17,149	1,007,814
RWE AG	159,117	6,790,043
SAP AG	6,715	404,644
Siemens AG	51,940	5,443,795
Total Germany common stocks		55,157,185

Guernsey—0.06%
Resolution Ltd.	101,431	445,802

Hong Kong—2.34%
AIA Group Ltd.	1,106,600	3,337,670
China Merchants Holdings International Co. Ltd.	866,000	2,674,713
China Overseas Land & Investment Ltd.	774,000	1,401,580
Hang Lung Properties Ltd.	451,000	1,641,446
Hang Seng Bank Ltd.	30,300	390,238
Henderson Land Development Co. Ltd.	502,500	2,717,589
Hutchison Whampoa Ltd.	281,000	2,567,387
SJM Holdings Ltd.	1,575,700	2,664,850
Sun Hung Kai Properties Ltd.	91,000	1,240,603
Total Hong Kong common stocks		18,636,076

India—0.27%
Infosys Ltd., ADR[1]	37,000	2,167,830

Indonesia—0.12%
PT Perusahaan Gas Negara	2,995,000	981,994

Ireland—0.09%
Paddy Power PLC	13,213	729,635

Isle Of Man—0.09%
Genting Singapore PLC*	498,000	680,017

Israel—1.31%
Check Point Software Technologies Ltd.*	48,800	2,812,344

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Teva Pharmaceutical Industries Ltd., ADR	186,520	7,619,342
Total Israel common stocks		10,431,686

Italy—1.71%
Banca Monte dei Paschi di Siena SpA	1,239,980	577,750
ENI SpA	303,686	6,687,354
Intesa Sanpaolo SpA EURO 52	1,797,124	3,170,796
Snam Rete Gas SpA	609,439	2,954,813
Telecom Italia SpA	171,930	213,630
Total Italy common stocks		13,604,343

Japan—19.28%
Amada Co. Ltd.	111,000	731,429
Asahi Group Holdings Ltd.	38,200	783,659
Astellas Pharma, Inc.	201,200	7,341,218
Benesse Corp.	17,200	751,194
Bridgestone Corp.	209,200	4,894,023
Canon, Inc.	248,000	11,325,210
Capcom Co. Ltd.	27,600	723,480
Dai-ichi Life Insurance Co. Ltd.	1,288	1,459,344
Daikin Industries Ltd.	85,800	2,541,861
Daito Trust Construction Co. Ltd.	7,900	701,610
Daiwa House Industry Co. Ltd.	56,000	696,105
DIC Corp.	192,000	363,489
East Japan Railway Co.	32,200	1,955,329
Electric Power Development Co. Ltd.[1]	17,700	441,022
FANUC Corp.	11,600	1,873,102
FUJIFILM Holdings Corp.	48,600	1,191,784
Fujitsu Ltd.	388,900	2,077,004
Hisamitsu Pharmaceutical Co., Inc.	11,400	459,390
Hokuhoku Financial Group, Inc.	182,000	340,087
Hoya Corp.	57,000	1,250,413
Inpex Corp.	553	3,638,207
Japan Tobacco, Inc.	984	4,933,071
JFE Holdings, Inc.	22,300	420,206
JX Holdings, Inc.	466,100	2,712,094
Kao Corp.	209,000	5,479,228
KDDI Corp.	478	3,496,905
Komatsu Ltd.	18,300	450,581
Lawson, Inc.	45,600	2,574,487
Marubeni Corp.	120,000	694,967
Minebea Co. Ltd.[1]	95,000	338,732
Mitsubishi Electric Corp.	324,900	2,991,702
Mitsubishi Estate Co. Ltd.	96,000	1,626,097
Mitsubishi Heavy Industries Ltd.	187,000	764,086
Mitsubishi UFJ Financial Group, Inc. (MUFG)	1,336,300	5,788,923
Mitsui & Co. Ltd.	324,400	4,733,482
Mitsui Fudosan Co. Ltd.	184,700	3,054,732
Nintendo Co. Ltd.	18,200	2,752,660

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Nippon Express Co. Ltd.	300	1,163
Nippon Sheet Glass Co. Ltd.[1]	1,154,300	2,485,239
Nippon Telegraph & Telephone Corp. (NTT)	59,700	3,052,038
Nissan Motor Co. Ltd.	372,400	3,430,871
Nitto Denko Corp.	12,400	521,898
NTT DoCoMo, Inc.	2,572	4,543,089
ORIX Corp.[1]	23,980	2,095,258
Otsuka Corp.	5,700	398,963
Otsuka Holdings Co. Ltd.	17,800	458,241
Sapporo Hokuyo Holdings, Inc.	165,100	542,205
Seiko Epson Corp.[1]	29,300	388,155
Sekisui House Ltd.	343,200	3,055,903
Seven & I Holdings Co. Ltd.	264,400	7,071,275
Shin-Etsu Chemical Co. Ltd.	34,900	1,792,611
Softbank Corp.	23,500	764,527
Sony Corp.	124,000	2,607,425
Sumitomo Bakelite Co. Ltd.	81,000	474,751
Sumitomo Corp.	125,600	1,557,934
Sumitomo Heavy Industries Ltd.	127,000	716,444
Sumitomo Metal Mining Co. Ltd.	38,000	523,574
Sumitomo Mitsui Financial Group, Inc.	101,832	2,838,977
Sumitomo Mitsui Trust Holdings, Inc.	208,000	710,337
Sundrug Co. Ltd.[1]	17,900	529,463
Suzuki Motor Corp.	38,300	816,681
Takashimaya Co. Ltd.	700	4,985
Takeda Pharmaceutical Co. Ltd.	144,200	6,506,299
The Bank of Yokohama Ltd.	657,500	3,012,473
The Nishi-Nippon City Bank Ltd.	177,000	482,187
Tokio Marine Holdings, Inc.	195,900	4,662,623
Tokyo Gas Co. Ltd.	193,000	828,996
Tokyu Land Corp.	77,000	324,018
Toshiba Corp.	213,000	938,015
Toyota Motor Corp.	142,907	4,778,192
Trend Micro, Inc.	29,100	1,041,351
Ube Industries Ltd.	156,000	458,877
Yamada Denki Co. Ltd.	6,870	495,128
Total Japan common stocks		153,261,079

Jersey—1.81%
Experian PLC	488,307	6,326,915
Petrofac Ltd.	212,276	4,875,472
Shire Ltd.	102,309	3,212,510
Total Jersey common stocks		14,414,897

Luxembourg—0.59%
ArcelorMittal[1]	28,404	585,395

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Luxembourg—(concluded)
SES SA	161,887	4,130,365
Total Luxembourg common stocks		4,715,760

Netherlands—5.12%
ASML Holding N.V.	44,831	1,872,009
European Aeronautic Defense and Space Co. N.V.	82,447	2,418,354
Gemalto N.V.[1]	69,347	3,141,559
Heineken N.V.	66,896	3,239,873
ING Groep N.V.*	1,055,974	9,118,241
Koninklijke Ahold N.V.	456,241	5,834,215
Koninklijke (Royal) KPN N.V.	202,705	2,648,534
Reed Elsevier N.V.	338,393	4,155,095
STMicroelectronics N.V.	22,495	155,031
Unilever N.V.[1]	174,458	5,999,137
X5 Retail Group N.V., GDR3,*	71,500	2,137,850
Total Netherlands common stocks		40,719,898

New Zealand—0.18%
Telecom Corp. of New Zealand Ltd.	707,031	1,451,143

Norway—0.66%
DnB NOR ASA	434,423	5,023,914
Petroleum Geo-Services ASA*	22,397	243,615
Total Norway common stocks		5,267,529

Portugal—0.12%
Jeronimo Martins, SGPS SA	56,458	970,908

Russia—0.32%
Gazprom OAO, ADR	218,427	2,535,937

Singapore—1.58%
Oversea-Chinese Banking Corp. Ltd.[1]	540,000	3,609,300
Singapore Airlines Ltd.[1]	48,740	450,958
Singapore Telecommunications Ltd.[1]	1,780,320	4,510,088
United Overseas Bank Ltd.[1]	296,420	4,017,274
Total Singapore common stocks		12,587,620

South Korea—0.76%
Samsung Electronics Co. Ltd.	2,904	2,519,037
Samsung Electronics Co. Ltd., GDR[3]	8,127	3,497,048
Total South Korea common stocks		6,016,085

Spain—2.90%
Banco Bilbao Vizcaya Argentaria SA	94,745	852,340
Banco Santander SA	408,613	3,494,379
Distribuidora Internacional de Alimentacion SA*	146,474	666,107
Iberdrola SA	892,929	6,477,641

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Industria de Diseno Textil SA (Inditex)[1]	29,113	2,635,419
Telefonica SA1	416,991	8,896,484
Total Spain common stocks		23,022,370

Sweden—1.18%
Atlas Copco AB, A Shares*	235,334	5,117,306
Nordea Bank AB	102,214	927,776
Tele2 AB, B Shares	27,396	574,931
Telefonaktiebolaget LM Ericsson, B Shares	265,570	2,764,543
Total Sweden common stocks		9,384,556

Switzerland—7.09%
ABB Ltd.*	416,439	7,851,025
Compagnie Financiere Richemont SA, A Shares	99,978	5,672,708
Credit Suisse Group*	51,198	1,475,837
Georg Fischer AG*	967	399,998
Kuehne & Nagel International AG	3,469	429,431
Nestle SA	165,216	9,561,005
Novartis AG	265,828	15,017,318
Roche Holding AG	12,100	1,989,286
SGS SA	1,418	2,424,856
Swiss Re AG*	13,936	762,246
Syngenta AG*	12,476	3,815,432
Zurich Financial Services AG*	30,324	6,969,045
Total Switzerland common stocks		56,368,187

Taiwan—0.69%
HON HAI Precision Industry Co. Ltd., GDR[4]	233,200	1,295,920
HON HAI Precision Industry Co. Ltd., GDR[5]	5,809	32,414
Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	1,724,249
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,690	2,419,128
Total Taiwan common stocks		5,471,711

Thailand—0.25%
Bangkok Bank Public Co. Ltd.	399,200	2,009,957

United Kingdom—23.30%
Aegis Group PLC	211,855	463,943
Afren PLC*	197,723	313,027
Anglo American PLC	101,549	3,721,306
AstraZeneca PLC	14,762	704,896
Barclays PLC	183,337	566,829
Barratt Developments PLC*	294,229	418,507
BG Group PLC	480,204	10,406,434
BHP Billiton PLC	12,222	384,732
BP PLC	1,175,550	8,665,014
British American Tobacco PLC	148,089	6,776,893
BT Group PLC	222,840	672,977

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Burberry Group PLC	30,711	657,241
Cairn Energy PLC*	337,869	1,591,329
Centrica PLC	567,839	2,689,394
Compass Group PLC	673,574	6,113,620
Domino’s Pizza UK & IRL PLC[1]	78,736	576,680
GKN PLC	694,764	2,105,966
GlaxoSmithKline PLC	719,052	16,117,215
HSBC Holdings PLC[6]	34,266	304,031
HSBC Holdings PLC[5]	1,288,146	11,240,939
Inchcape PLC	101,409	527,937
Intercontinental Hotels Group PLC	196,123	3,618,100
ITV PLC*	903,981	925,026
Johnson Matthey PLC	88,014	2,644,744
Lloyds Banking Group PLC*	5,075,952	2,614,699
Man Group PLC	7,435	17,726
Meggitt PLC	124,648	768,010
Pearson PLC	327,249	6,024,666
Persimmon PLC	366,098	2,919,933
Petropavlovsk PLC	48,558	572,087
Premier Farnell PLC	389,081	1,088,929
Prudential PLC	689,222	7,129,731
Rio Tinto PLC	95,853	5,183,101
Royal Dutch Shell PLC, A Shares[5]	78,878	2,785,929
Royal Dutch Shell PLC, A Shares7,*	411,584	14,596,510
Royal Dutch Shell PLC, B Shares[5]	246,782	8,856,345
SABMiller PLC	31,205	1,132,316
Serco Group PLC	342,190	2,835,592
SIG PLC	287,098	440,050
Smith & Nephew PLC	73,155	667,430
Standard Chartered PLC	137,209	3,196,452
Tate & Lyle PLC	382,678	4,005,993
Tesco PLC	1,346,800	8,680,010
The Weir Group PLC	18,976	580,094
Travis Perkins PLC	42,148	579,965
Tullow Oil PLC	64,078	1,438,337
Unilever PLC	228,297	7,620,755
Vodafone Group PLC	6,581,454	18,252,233
Xstrata PLC	65,991	1,099,376
Total United Kingdom common stocks		185,293,049
Total common stocks (cost—$808,164,665)		777,594,830

Preferred stocks—1.04%
Germany—1.04%
Henkel AG & Co. KGaA Vorzug	72,744	4,316,511
Volkswagen AG	22,445	3,926,484
Total preferred stocks (cost—$7,935,495)		8,242,995

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of rights	Value ($)
Rights*—0.00%
Spain—0.00%
Banco Santander SA, expires 11/08/11 (cost—$22,032)	127,041	21,973

	Face amount ($)
Repurchase agreement—1.50%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $11,827,816 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $292,011 US Treasury Notes, 1.375% due 11/30/15; (value—$12,152,421); proceeds: $11,914,003 (cost—$11,914,000)	11,914,000	11,914,000

	Number of shares
Investment of cash collateral from securities loaned—4.86%
Money market fund—4.86%
UBS Private Money Market Fund LLC[8] (cost—$38,627,147)	38,627,147	38,627,147
Total investments (cost—$866,663,339)[9]—105.19%		836,400,945
Liabilities in excess of other assets—(5.19)%		(41,261,151)
Net assets—100.00%		795,139,794

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$55,680,503
Gross unrealized depreciation		(85,942,897)
Net unrealized depreciation		$(30,262,394)

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2011.
2	Illiquid securities representing 0.00% of net assets as of October 31, 2011.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represents 0.71% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) Market.
5	Security is traded on the London Exchange.
6	Security is traded on the Hong Kong Exchange.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

7	Security is traded on the Netherlands Exchange.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months ended	three months ended	Value at	three months ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	24,172,469	146,903,523	132,448,845	38,627,147	1,479

9	Includes $35,943,485 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts10

Number of			Expiration		Current	Unrealized
contracts	Currency	Buy contracts	date	Cost($)	value ($)	appreciation($)
Index futures buy contracts:
7	AUD	ASX SPI 200 Index Futures	December 2011	750,218	795,394	45,176
27	EUR	DJ Euro Stoxx 50 Index Futures	December 2011	747,215	899,311	152,096
5	GBP	FTSE 100 Index Futures	December 2011	411,969	446,985	35,016
3	JPY	TOPIX Index Futures	December 2011	282,698	292,016	9,318
				2,192,100	2,433,706	241,606

10	Restricted cash of $444,000 delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	EUR	944,587	USD	1,274,186	12/21/11	(32,314)
Barclays Bank PLC	GBP	552,259	USD	873,860	12/21/11	(13,659)
Barclays Bank PLC	USD	3,754,469	CHF	3,272,061	12/21/11	(23,846)
Barclays Bank PLC	USD	516,775	EUR	373,282	12/21/11	(473)
Barclays Bank PLC	USD	1,478,464	JPY	113,098,829	12/21/11	(30,442)
Barclays Bank PLC	USD	3,550,326	SEK	23,641,300	12/21/11	67,664
BNP Paribas SA	GBP	1,987,748	USD	3,069,052	01/13/12	(124,585)
BNP Paribas SA	JPY	116,198,151	USD	1,492,659	12/21/11	4,956
BNP Paribas SA	USD	70,445	EUR	52,979	01/13/12	2,825
BNP Paribas SA	USD	2,667,370	HKD	20,743,360	01/13/12	3,994
BNP Paribas SA	USD	737,951	SGD	960,000	01/13/12	27,154
Citibank N.A	GBP	5,464,015	USD	8,640,990	12/21/11	(140,066)
Citibank N.A	JPY	17,865,461	CAD	241,833	12/21/11	13,610
Citibank N.A	JPY	82,132,574	CHF	960,888	12/21/11	43,995
Citibank N.A	JPY	61,961,775	EUR	584,947	01/13/12	15,308
Citibank N.A	USD	14,888,869	AUD	14,501,095	12/21/11	303,738
Citibank N.A	USD	3,577,566	CHF	3,175,705	12/21/11	43,198
Citibank N.A	USD	663,102	AUD	649,576	01/13/12	15,612
Credit Suisse London Branch	EUR	7,853,460	USD	10,829,294	12/21/11	(33,169)
Credit Suisse London Branch	SEK	2,619,858	USD	382,506	12/21/11	(18,429)
Goldman Sachs International	AUD	181,199	USD	174,169	01/13/12	(15,159)
Goldman Sachs International	DKK	4,337,690	USD	778,173	01/13/12	(27,943)
Goldman Sachs International	EUR	477,064	USD	636,786	01/13/12	(22,996)
Goldman Sachs International	USD	701,724	CHF	646,148	01/13/12	35,349
HSBC Bank PLC	HKD	11,420,966	USD	1,468,196	12/21/11	(2,345)
HSBC Bank PLC	USD	1,371,268	CHF	1,261,437	12/21/11	66,953
HSBC Bank PLC	USD	1,675,029	EUR	1,202,480	12/21/11	(11,827)
HSBC Bank PLC	USD	2,372,900	SGD	2,939,671	12/21/11	(30,133)
Royal Bank of Canada	CAD	2,995,610	USD	3,037,571	12/21/11	35,629
Royal Bank of Canada	JPY	23,309,594	CAD	313,729	12/21/11	15,956
Royal Bank of Canada	NZD	677,713	USD	552,505	12/21/11	6,274
Royal Bank of Canada	USD	996,468	EUR	716,888	12/21/11	(4,910)
Royal Bank of Canada	USD	525,050	GBP	336,450	12/21/11	15,649
Royal Bank of Canada	USD	582,833	JPY	45,047,178	12/21/11	(6,087)
State Street Bank & Trust Co.	AUD	11,296,500	USD	11,829,469	01/31/12	50,825
State Street Bank & Trust Co.	CHF	4,837,000	USD	5,400,427	01/31/12	(119,612)
Toronto-Dominion Bank	JPY	45,192,767	USD	590,485	01/13/12	11,606

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
Toronto-Dominion Bank	USD	980,844	NOK	5,792,568	01/13/12	55,552
Toronto-Dominion Bank	USD	1,549,885	SEK	10,721,636	01/13/12	88,999
Westpac Banking Corp.	AUD	831,339	JPY	65,025,763	12/21/11	(38,448)
Westpac Banking Corp.	CAD	749,452	USD	751,310	12/21/11	274
Westpac Banking Corp.	EUR	438,402	JPY	46,723,745	12/21/11	(8,161)
Westpac Banking Corp.	EUR	1,600,000	USD	2,182,200	12/21/11	(30,830)
Westpac Banking Corp.	GBP	346,479	USD	541,848	12/21/11	(14,968)
Westpac Banking Corp.	GBP	238,394	JPY	28,868,134	01/13/12	(13,243)
Westpac Banking Corp.	HKD	5,188,822	USD	667,613	12/21/11	(489)
Westpac Banking Corp.	JPY	49,210,547	HKD	4,991,282	12/21/11	12,617
Westpac Banking Corp.	JPY	100,203,582	USD	1,323,737	12/21/11	40,815
Westpac Banking Corp.	JPY	26,270,515	GBP	221,850	01/13/12	19,936
Westpac Banking Corp.	NOK	1,655,105	USD	304,102	12/21/11	7,633
Westpac Banking Corp.	SEK	5,450,839	JPY	63,265,162	12/21/11	(24,185)
Westpac Banking Corp.	SEK	1,715,236	USD	268,325	12/21/11	5,831
Westpac Banking Corp.	USD	876,975	AUD	857,266	12/21/11	21,171
Westpac Banking Corp.	USD	503,817	EUR	364,069	12/21/11	(257)
Westpac Banking Corp.	USD	160,842	GBP	102,458	12/21/11	3,815
Westpac Banking Corp.	USD	506,075	JPY	38,519,112	12/21/11	(12,909)
						235,453

Currency type abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	45,957,221	731,637,609	—	777,594,830
Preferred stocks	—	8,242,995	—	8,242,995
Rights	21,973	—	—	21,973
Repurchase agreement	—	11,914,000	—	11,914,000
Investment of cash collateral from securities loaned	—	38,627,147	—	38,627,147
Futures contracts, net	—	244,606	—	241,606
Forward foreign currency contracts, net	—	235,453	—	235,453
Total	45,979,194	790,898,810	—	836,878,004

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2011

Common stocks
Aerospace & defense	0.25%
Airlines	0.17
Auto components	0.58
Automobiles	4.25
Beverages	1.25
Building products	0.29
Chemicals	1.52
Commercial banks	15.15
Communications equipment	1.18
Computers & peripherals	1.06
Construction & engineering	1.70
Construction materials	0.50
Consumer finance	0.36
Diversified financial services	1.03
Diversified telecommunication services	2.22
Electric utilities	1.61
Electronic equipment, instruments & components	1.97
Food & staples retailing	2.06
Food products	3.82
Gas utilities	0.99
Health care providers & services	0.24
Hotels, restaurants & leisure	0.78
Household durables	0.83
Household products	0.59
Independent power producers & energy traders	1.31
Industrial conglomerates	0.71
Insurance	1.38
Internet & catalog retail	0.11
Internet software & services	1.64
IT services	2.32
Machinery	0.53
Marine	0.59
Media	1.48
Metals & mining	4.02
Multiline retail	0.61
Oil, gas & consumable fuels	10.86
Paper & forest products	0.28
Personal products	1.71
Pharmaceuticals	0.38
Real estate management & development	1.13
Road & rail	0.12
Semiconductors & semiconductor equipment	5.90
Specialty retail	1.18
Textiles, apparel & luxury goods	0.73
Thrifts & mortgage finance	0.35
Tobacco	1.34
Transportation infrastructure	2.11
Water utilities	0.39
Wireless telecommunication services	6.08
Total common stocks	91.66
Preferred stocks
Automobiles	0.17
Beverages	1.05
Commercial banks	1.43
Food & staples retailing	0.18
Independent power producers & energy traders	0.24
Metals & mining	1.31
Oil, gas & consumable fuels	1.86
Semiconductors & semiconductor equipment	0.35
Total preferred stocks	6.59
Warrants
Commercial banks	0.36
Industrial conglomerates	0.35
IT services	0.27
Real estate management & development	0.16
Total warrants	1.14
Repurchase agreement	0.43
Investment of cash collateral from securities loaned	1.54
Liabilities in excess of other assets	(1.36)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—91.66%
Bermuda—2.54%
Bunge Ltd.	18,600	1,148,922
China Gas Holdings Ltd.	1,696,000	479,339
Credicorp Ltd.	26,949	2,931,512
Huabao International Holdings Ltd.	752,000	478,449
Pacific Basin Shipping Ltd.	2,095,000	958,970
Texwinca Holdings Ltd.	616,000	780,981
Total Bermuda common stocks		6,778,173

Brazil—9.74%
AES Tiete SA	1,100	13,679
All America Latina Logistica (ALL)	65,700	327,189
B2W Companhia Global do Varejo (B2W Varejo)	36,612	297,485
Banco Bradesco SA, ADR	26,700	485,940
Banco do Brasil SA	40,900	617,008
Banco Santander Brasil SA	77,900	701,025
Banco Santander Brasil SA, ADS	87,300	794,430
BR Malls Participacoes SA	98,150	1,060,479
Braskem SA, ADR	27,800	501,512
BRF - Brasil Foods SA, ADR	39,500	831,475
Centrais Eletricas Brasileiras SA, ADR	55,600	553,220
Cielo SA	51,056	1,353,087
Companhia de Concessoes Rodoviarias (CCR)	83,050	2,285,647
Companhia de Saneamento de Minas Gerais—Copasa MG	43,600	818,746
Companhia Siderurgica Nacional SA (CSN), ADR	77,700	727,272
CPFL Energia SA	86,400	1,105,634
CPFL Energia SA, ADR[1]	26,013	676,078
Cyrela Brazil Realty SA	45,600	398,670
Diagnosticos da America SA	44,700	355,392
Embraer SA, ADR	24,148	671,798
Fibria Celulose SA, ADR	85,700	760,159
Gerdau SA	64,300	490,625
Gerdau SA, ADR	46,700	421,234
Gol Linhas Aereas Inteligentes SA, ADR	56,100	449,922
Hypermarcas SA	73,700	396,650
Magazine Luiza SA*	13,800	106,101
Petroleo Brasileiro SA—Petrobras, ADR	97,300	2,628,073
Redecard SA	77,200	1,297,271
Santos Brasil Participacoes SA	38,500	570,935
Telefonica Brasil SA, ADR	31,310	908,616
Tractebel Energia SA	56,850	910,607
Vale SA, ADR	96,347	2,448,177
Total Brazil common stocks		25,964,136

Canada—0.32%
Methanex Corp.	32,600	840,552

Cayman Islands—4.65%
Baidu, Inc., ADR*	7,368	1,032,846

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Belle International Holdings Ltd.	1,243,976	2,400,236
Chaoda Modern Agriculture Holdings Ltd.[2]	1,038,000	132,275
China Dongxiang Group Co.	4,168,000	732,819
China Mengniu Dairy Co. Ltd.	139,000	442,755
Evergrande Real Estate Group Ltd.	1,005,100	425,426
Hengan International Group Co. Ltd.	108,500	939,485
Kingboard Laminates Holdings Ltd.	1,039,000	559,625
MStar Semiconductor, Inc.	34,127	197,780
Renren, Inc., ADR*	2,100	14,784
SINA Corp.*	10,000	812,900
Stella International Holdings Ltd.	194,000	438,733
Tencent Holdings Ltd.	23,500	538,267
Tingyi (Cayman Islands) Holding Corp.	278,000	785,701
Want Want China Holdings Ltd.	2,540,000	2,339,053
Xinao Gas Holdings Ltd.	164,000	592,168
Total Cayman Islands common stocks		12,384,853

Chile—1.84%
Banco Santander Chile, ADR	15,846	1,294,301
Enersis SA, ADR	86,100	1,690,143
Inversiones Aguas Metropolitanas SA (IAM), ADR[3]	7,300	229,452
S.A.C.I. Falabella	106,189	981,212
Sociedad Quimica y Minera de Chile SA, ADR	11,913	696,911
Total Chile common stocks		4,892,019

China—6.12%
Bank of China Ltd., Class H	1,266,000	446,533
China Bluechemical Ltd., Class H	1,124,000	880,825
China Construction Bank Corp., Class H	4,599,100	3,343,003
China Petroleum and Chemical Corp. (Sinopec), ADR	2,900	273,760
China Shenhua Energy Co. Ltd., Class H	430,500	1,970,847
China Shipping Development Co. Ltd., Class H	858,000	606,756
China Telecom Corp. Ltd., Class H	1,206,000	750,526
Dongfeng Motor Group Co. Ltd., Class H	838,000	1,367,697
Huadian Power International Co., Class H*	2,867,000	445,270
Industrial & Commercial Bank of China Ltd., Class H	4,496,376	2,760,632
Jiangsu Expressway Co. Ltd., Class H	1,052,000	905,780
PetroChina Co. Ltd., ADR	6,000	777,660
Ping An Insurance (Group) Co. of China Ltd., Class H	146,500	1,061,604
Tsingtao Brewery Co. Ltd., Class H	142,000	720,183
Total China common stocks		16,311,076

Colombia—0.16%
Bancolombia SA, ADR[1]	7,000	436,660

Guernsey—0.11%
Etalon Group Ltd., GDR3,*	58,700	288,687

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—5.80%
Beijing Enterprises Holdings Ltd.	198,000	1,095,986
China Merchants Holdings International Co. Ltd.	426,000	1,315,737
China Mobile Ltd.	302,000	2,877,956
China Mobile Ltd., ADR	44,900	2,135,444
China Power International Development Ltd.	2,685,000	568,666
China Resources Power Holdings Co. Ltd.	872,000	1,549,472
China Unicom (Hong Kong) Ltd.	274,000	551,666
CNOOC Ltd.	1,380,000	2,608,309
CNOOC Ltd., ADR	3,900	735,579
Lenovo Group Ltd.	2,274,000	1,529,682
Sun Art Retail Group Ltd.*	384,500	492,716
Total Hong Kong common stocks		15,461,213

Hungary—0.66%
Magyar Telekom Telecommunications PLC	320,425	739,741
OTP Bank PLC	65,348	1,019,599
Total Hungary common stocks		1,759,340

India—7.22%
Axis Bank Ltd.	72,335	1,697,307
Bajaj Auto Ltd.	14,881	526,814
HCL Technologies Ltd.	91,913	830,198
HDFC Bank Ltd., ADR	31,835	1,007,896
Housing Development Finance Corp.	66,089	927,027
ICICI Bank Ltd., ADR	8,400	312,144
Infosys Technologies Ltd., ADR[1]	23,092	1,352,960
ITC Ltd.	416,561	1,812,408
Larsen & Toubro Ltd.	58,975	1,703,898
Larsen & Toubro Ltd., GDR	17,325	478,157
Nestle India Ltd.	5,299	461,561
Reliance Industries Ltd., GDR[3]	33,835	1,224,827
Rural Electrification Corp. Ltd.	380,662	1,399,019
Sun Pharmaceutical Industries Ltd.	98,597	1,017,719
Tata Consultancy Services Ltd.	59,626	1,351,404
Tata Motors Ltd.	520,619	2,105,998
Tata Motors Ltd., ADR[1]	51,143	1,025,417
Total India common stocks		19,234,754

Indonesia—3.24%
PT Astra International Tbk	428,500	3,280,023
PT Bank Rakyat Indonesia (Persero) Tbk	1,966,000	1,468,674
PT Indofood Sukses Makmur Tbk	1,122,000	656,434
PT Perusahaan Gas Negara	4,788,500	1,570,042
PT Tambang Batubara Bukit Asam Tbk	478,500	975,775
PT United Tractors Tbk	254,393	693,046
Total Indonesia common stocks		8,643,994

Israel—0.25%
Israel Chemicals Ltd.	55,309	658,911

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Kazakhstan—0.27%
KazMunaiGas Exploration Production, GDR[4]	15,027	255,158
KazMunaiGas Exploration Production, GDR[5]	26,604	451,007
Total Kazakhstan common stocks		706,165

Luxembourg—0.36%
Oriflame Cosmetics SA, SDR	24,325	967,336

Malaysia—1.84%
CIMB Group Holdings Berhad	512,800	1,257,835
Genting Malaysia Berhad	682,700	850,590
Hong Leong Bank Berhad	100,320	345,764
KLCC Property Holdings Berhad	529,000	533,498
Malayan Banking Berhad	104,804	284,177
Maxis Berhad	537,000	933,614
UEM Land Holdings Berhad*	988,600	704,039
Total Malaysia common stocks		4,909,517

Mexico—4.95%
America Movil SA de C.V., ADR, Series L	104,750	2,662,745
Cemex SAB de C.V., ADR*	165,452	723,025
Compartamos SAB de C.V.	622,800	962,683
Empresas ICA SAB de C.V., ADR*	54,000	287,820
Fomento Economico Mexicano SAB de C.V., ADR	10,600	710,730
Grupo Aeroportuario del Pacifico SA de C.V., ADR	15,900	551,094
Grupo Financiero Banorte SAB de C.V., Series O1	318,350	1,085,691
Grupo Mexico SAB de C.V., Series B	540,300	1,497,613
Grupo Televisa SA, ADR	69,300	1,478,169
Industrias CH S.A., Series B*	260,600	848,265
Kimberly-Clark de Mexico SA de C.V., Series A	70,900	403,524
Wal-Mart de Mexico SAB de C.V., Series V1	771,500	1,991,416
Total Mexico common stocks		13,202,775

Peru—0.22%
Cia de Minas Buenaventura SA, ADR	14,100	577,113

Philippines—0.55%
Philippine Long Distance Telephone Co., ADR	26,400	1,466,256

Poland—1.22%
Bank Pekao SA	6,378	294,863
Cyfrowy Polsat SA*	178,564	827,880
Jastrzebska Spolka Weglowa SA*	11,600	336,041
Polska Grupa Energetyczna SA	43,693	267,952
Polski Koncern Naftowy Orlen SA*	29,826	368,126
Powszechna Kasa Oszczednosci Bank Polski SA	34,919	392,789

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(continued)
Poland—(concluded)
Powszechny Zaklad Ubezpieczen SA	7,340	775,192
Total Poland common stocks		3,262,843

Qatar—0.30%
Industries Qatar QSC	22,045	798,092

Russia—5.30%
Gazprom, ADR	343,058	3,982,903
LUKOIL, ADR	53,064	3,061,793
Magnit OJSC, GDR[3]	34,720	755,789
Mining and Metallurgical Co. Norilsk Nickel, ADR[4]	20,291	397,095
Mining and Metallurgical Co. Norilsk Nickel, ADR[5]	26,950	524,308
Mobile TeleSystems, ADR	10,700	152,903
Rosneft Oil Co., GDR	221,325	1,574,727
Sberbank	1,025,028	2,839,639
VTB Bank OJSC, GDR[6]	85,628	412,042
VTB Bank OJSC, GDR[7]	90,300	427,788
Total Russia common stocks		14,128,987

South Africa—6.91%
ABSA Group Ltd.	29,711	532,721
African Bank Investments Ltd.	183,494	790,562
Anglo Platinum Ltd.	9,652	695,000
ArcelorMittal South Africa Ltd.	62,787	529,592
Aveng Ltd.	85,150	396,183
Clicks Group Ltd.	101,557	531,365
Impala Platinum Holdings Ltd.	19,533	448,359
Life Healthcare Group Holdings Pte. Ltd.	117,056	283,853
MTN Group Ltd.	145,684	2,525,350
Murray & Roberts Holdings Ltd.*	118,754	359,776
Naspers Ltd., N Shares	34,664	1,643,521
Sasol Ltd.	80,320	3,628,238
Sasol Ltd., ADR	16,300	737,412
Shoprite Holdings Ltd.	75,689	1,103,382
Standard Bank Group Ltd.	80,520	989,007
Tiger Brands Ltd.	42,524	1,220,671
Truworths International Ltd.	74,150	745,523
Vodacom Group Ltd.	110,713	1,247,440
Total South Africa common stocks		18,407,955

South Korea—12.03%
Dongbu Insurance Co. Ltd.	8,860	369,351
Grand Korea Leisure Co. Ltd.	21,170	378,188
Hana Financial Group, Inc.	30,360	1,072,669
Hyundai Mipo Dockyard Co. Ltd.	6,571	715,787
Hyundai Mobis	5,396	1,556,938
Hyundai Motor Co.	10,073	2,043,246
Industrial Bank of Korea (IBK)	74,050	965,936
Kangwon Land, Inc.	31,770	846,110

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
KB Financial Group, Inc.	33,318	1,302,411
KB Financial Group, Inc., ADR	31,600	1,233,980
KCC Corp.	3,173	767,426
KT Corp., ADR	48,700	812,316
KT&G Corp.	27,919	1,752,017
LG Display Co. Ltd., ADR	35,000	352,100
LG Electronics, Inc.	17,350	1,157,001
LG Household & Health Care Ltd.	2,565	1,157,398
Lotte Chilsung Beverage Co. Ltd.	1,682	1,890,432
Lotte Confectionery Co. Ltd.	665	1,041,317
Samsung Electronics Co. Ltd.	9,658	8,377,707
Samsung Engineering Co. Ltd.	6,345	1,295,562
Samsung Life Insurance Co. Ltd.[3]	14,998	1,164,341
SK Telecom Co. Ltd.	22	2,917
SK Telecom Co. Ltd., ADR	122,675	1,814,363
Total South Korea common stocks		32,069,513

Taiwan—6.97%
Advanced Semiconductor Engineering, Inc.	383,524	340,652
Advanced Semiconductor Engineering, Inc., ADR	103,211	456,193
Cathay Financial Holding Co. Ltd.	267,240	318,608
Chunghwa Telecom Co. Ltd.	86,817	290,529
Chunghwa Telecom Co. Ltd., ADR	55,234	1,857,519
Compal Electronics, Inc.	546,000	499,853
Fubon Financial Holding Co. Ltd.	469,325	551,383
HON HAI Precision Industry Co. Ltd.	1,100,900	3,029,964
HON HAI Precision Industry Co. Ltd., GDR	234,611	1,309,129
HTC Corp.	141,300	3,142,022
Lite-On Technology Corp.	143,163	135,294
MediaTek, Inc.	43,000	451,621
Quanta Computer, Inc.	211,000	417,382
Taiwan Semiconductor Manufacturing Co. Ltd.	1,142,156	2,785,518
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	153,300	1,934,646
United Microelectronics Corp.	1,808,000	797,294
Wistron Corp.	218,388	253,015
Total Taiwan common stocks		18,570,622

Thailand—2.96%
Bangkok Bank Public Co. Ltd.	212,800	1,071,440
Bangkok Bank Public Co. Ltd. NVDR	64,300	308,563
CP ALL Public Co. Ltd.	753,700	1,151,997
Kasikornbank Public Co. Ltd., NVDR	330,800	1,315,401
Kasikornbank Public Co. Ltd., PLC	238,500	958,695
PTT Public Co. Ltd.	247,800	2,465,912

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of
	shares	Value ($)
Common stocks—(concluded)
Thailand—(concluded)
Siam Cement Public Co. Ltd., NVDR	60,700	613,124
Total Thailand common stocks		7,885,132

Turkey—2.70%
Asya Katilim Bankasi A.S.*	394,225	417,883
Ford Otomotiv Sanayi A.S.	79,090	575,267
Tofas Turk Otomobil Fabrikasi A.S.	102,678	395,574
Tupras-Turkiye Petrol Rafinerileri A.S.	54,795	1,233,076
Turkcell Iletisim Hizmetleri A.S. (Turkcell), ADR*	30,700	378,224
Turkiye Garanti Bankasi A.S.	728,554	2,558,353
Turkiye Is Bankasi (Isbank), Class C	214,962	499,468
Turkiye Sise ve Cam Fabrikalari A.S.	338,626	647,774
Turkiye Vakiflar Bankasi T.A.O., Class D	287,703	488,847
Total Turkey common stocks		7,194,466

United Kingdom—0.29%
Anglo American PLC, ADR	41,600	763,360

United States—2.14%
Archer-Daniels-Midland Co.	38,300	1,108,402
Avon Products, Inc.	122,900	2,246,612
MEMC Electronic Materials, Inc.*	61,700	369,583
Yahoo!, Inc.*	126,600	1,980,024
Total United States common stocks		5,704,621
Total common stocks (cost—$262,972,868)		244,269,121

Preferred stocks—6.59%
Brazil—6.07%
AES Tiete SA	44,700	637,102
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	12,000	470,280
Companhia de Bebidas das Americas (AmBev), ADR	83,136	2,803,346
Confab Industrial SA	68,572	213,283
Itau Unibanco Holding SA	65,300	1,244,878
Itau Unibanco Holdings SA, ADR	58,900	1,126,168
Itausa-Investimentos Itau SA	229,735	1,438,478
Petroleo Brasileiro SA, ADR	400,000	4,967,237
Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	158,900	1,092,128
Vale SA, ADR	92,700	2,187,720
Total Brazil preferred stocks		16,180,620

South Korea—0.52%
Hyundai Motor Co.	6,755	450,091

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of
	shares	Value ($)
Preferred stocks—(concluded)
South Korea—(concluded)
Samsung Electronics Co. Ltd.	1,638	936,247
Total South Korea preferred stocks		1,386,338
Total preferred stocks (cost—$16,913,356)		17,566,958

	Number of
	warrants
Warrants*—1.14%
India—0.63%
Bank of Baroda (Citigroup Global Markets Holdings), expires 10/24/12	23,450	369,783
Central Bank of India (Citigroup Global Markets Holdings), expires 10/24/12	91,745	202,665
Corporation Bank (Citigroup Global Markets Holdings), expires 10/24/12	20,425	177,840
HCL Technologies Ltd. (Citigroup Global Markets Holdings), expires 10/24/12	87,275	721,852
Indian Bank (Citigroup Global Markets Holdings), expires 10/24/12	47,725	211,756
Total India warrants		1,683,896

Qatar—0.35%
Industries Qatar (Citigroup Global Markets Holdings), expires 03/25/18	25,250	912,787

United Arab Emirates—0.16%
Aldar Properties (Citigroup Global Markets Holdings), expires 07/18/13	1,504,000	430,144
Total warrants (cost—$3,745,762)		3,026,827

Face
amount ($)
Repurchase agreement—0.43%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $1,141,681 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $28,186 US Treasury Notes, 1.375% due 11/30/15; (value—$1,173,014); proceeds: $1,150,000 (cost—$1,150,000)	1,150,000	1,150,000

	Number of
	shares
Investment of cash collateral from securities loaned—1.54%
Money market fund—1.54%
UBS Private Money Market Fund LLC[8] (cost—$4,112,708)	4,112,708	4,112,708
Total investments (cost — $288,894,694)[9]—101.36%		270,125,614
Liabilities in excess of other assets—(1.36)%		(3,621,674)
Net assets—100.00%		266,503,940

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2011 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$18,609,351
Gross unrealized depreciation	(37,378,431)
Net unrealized depreciation	$(18,769,080)

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2011.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.37% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security is traded on the over-the-counter (“OTC”) Market.
5	Security is traded on the Turquoise Exchange.
6	Security is traded on the Euroclear/Clearstream exchange.
7	Security is traded on the Crest exchange.
8

The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	3,466,958	17,698,721	17,052,971	4,112,708	132

9	Includes $3,859,597 of investments in securities on loan, at value plus accrued interest and dividends, if any.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
SDR	Special Drawing Rights

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	88,145,982	156,123,139	—	244,269,121
Preferred stocks	16,180,620	1,386,338	—	17,566,958
Warrants	3,026,827	—	—	3,026,827
Repurchase agreement	—	1,150,000	—	1,150,000
Investment of cash collateral from securities loaned	—	4,112,708	—	4,112,708
Total	107,353,429	162,772,185	—	270,125,614

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2011

Common stocks
Apartments	9.16%
Building-residential/commercial	0.41
Diversified	15.84
Diversified operations	1.72
Health care	4.72
Hotels & motels	2.13
Manufactured homes	0.34
Office property	10.47
Real estate Operations/development	18.48
Regional malls	9.54
Real estate management/service	5.50
Retirement/aged care	0.99
Shopping centers	14.77
Storage	3.83
Storage/warehousing	0.18
Warehouse/industrial	0.40
Total common stocks	98.48
Repurchase agreement	1.48
Investment of cash collateral from securities loaned	4.11
Liabilities in excess of other assets	(4.07)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—98.48%
Australia—9.85%
CFS Retail Property Trust	223,967	426,579
Charter Hall Office	62,079	220,504
Dexus Property Group	1,161,441	1,028,007
FKP Property Group	360,783	185,549
Goodman Group	993,231	637,675
GPT Group	225,010	741,116
Investa Office Fund	999,505	651,696
Mirvac Group	252,521	330,412
Stockland	127,039	415,099
Westfield Group	381,594	3,068,692
Westfield Retail Trust	699,631	1,853,177
Total Australia common stocks		9,558,506

Austria—0.13%
Conwert Immobilien Invest SE1	9,589	130,494

Bermuda—2.49%
Great Eagle Holdings Ltd.	44,000	96,371
Hongkong Land Holdings Ltd.	308,301	1,614,665
Kerry Properties Ltd.	190,946	702,679
Total Bermuda common stocks		2,413,715

Brazil—0.31%
BR Malls Participacoes SA	17,000	183,679
Sonae Sierra Brasil SA	8,800	117,839
Total Brazil common stocks		301,518

Canada—3.68%
Allied Properties Real Estate Investment Trust	8,300	201,348
Boardwalk Real Estate Investment Trust	4,170	203,658
Brookfield Asset Management, Inc., Class A	5,400	156,600
Brookfield Office Properties, Inc.	45,700	754,964
Calloway Real Estate Investment Trust	26,300	693,945
Canadian Real Estate Investment Trust	3,500	124,585
Cominar Real Estate Investment Trust[2]	2,500	56,609
Cominar Real Estate Investment Trust[3,4,5]	5,731	129,771
H&R Real Estate Investment Trust	11,200	244,619
Primaris Retail Real Estate Investment Trust	5,600	115,849
RioCan Real Estate Investment Trust[3,4,5]	2,200	55,819
RioCan Real Estate Investment Trust[2]	32,600	827,142
Total Canada common stocks		3,564,909

Cayman Islands—1.29%
China Resources Land Ltd.	285,789	407,390
Evergrande Real Estate Group Ltd.	231,031	97,788
Longfor Properties	336,000	421,390
Shimao Property Holdings Ltd.	173,000	169,241

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Soho China Ltd.	219,000	154,861
Total Cayman Islands common stocks		1,250,670

France—4.11%
Gecina SA	2,029	198,896
ICADE	5,631	501,265
Klepierre	7,150	222,307
Mercialys SA	11,960	445,416
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,900	198,109
Unibail Rodamco	12,214	2,424,778
Total France common stocks		3,990,771

Germany—0.49%
Alstria Office REIT-AG	9,800	125,473
GSW Immobilien AG*	10,830	352,192
Total Germany common stocks		477,665

Hong Kong—8.12%
Cheung Kong (Holdings) Ltd.	21,000	260,755
China Overseas Land & Investment Ltd.	314,000	568,600
Franshion Properties China Ltd.	364,434	73,831
Hang Lung Properties Ltd.	199,000	724,274
Sino Land Co. Ltd.	61,000	96,331
Sun Hung Kai Properties Ltd.	261,896	3,570,426
The Link REIT	267,300	913,624
Wharf (Holdings) Ltd.	314,428	1,672,108
Total Hong Kong common stocks		7,879,949

Italy—0.08%
Beni Stabili SpA	134,700	81,002

Japan—10.29%
Advance Residence Investment Corp.[1]	63	119,723
Frontier Real Estate Investment Corp.[1]	33	287,098
Japan Real Estate Investment Corp.[1]	49	419,439
Japan Retail Fund Investment Corp.[1]	362	564,732
Kenedix Realty Investment Corp.[1]	66	193,152
Mitsubishi Estate Co. Ltd.	188,351	3,190,385
Mitsui Fudosan Co. Ltd.	178,242	2,947,923
Nippon Accommodations Fund, Inc.	27	180,547
Nippon Building Fund, Inc.[1]	78	756,050
Nomura Real Estate Holdings, Inc.[1]	17,000	275,030
Sumitomo Realty & Development Co. Ltd.	24,088	499,521
United Urban Investment Corp.[1]	485	543,795
Total Japan common stocks		9,977,395

Jersey—0.09%
Atrium European Real Estate Ltd.	17,782	89,417

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Luxembourg—0.11%
GAGFAH SA1	16,355	105,406

Netherlands—0.54%
Corio N.V.	7,544	382,393
Eurocommercial Properties N.V.	3,341	142,428
Total Netherlands common stocks		524,821

Norway—0.12%
Norwegian Property ASA	73,652	114,527

Singapore—4.33%
Ascendas Real Estate Investment Trust (A-REIT)[1]	250,000	406,607
CapitaCommercial Trust[1]	457,000	408,421
Capitaland Ltd.[1]	667,011	1,435,020
CapitaMall Trust	511,451	757,095
CapitaMalls Asia Ltd.[1]	457,283	492,308
Global Logistic Properties Ltd.*	374,000	521,056
Keppel Land Ltd.[1]	81,536	179,667
Total Singapore common stocks		4,200,174

Sweden—0.60%
Castellum AB	22,377	303,614
Hufvudstaden AB, Class A	25,229	273,804
Total Sweden common stocks		577,418

Switzerland—0.73%
PSP Swiss Property AG*	4,045	368,333
Swiss Prime Site AG*	4,136	338,265
Total Switzerland common stocks		706,598

United Kingdom—5.45%
Big Yellow Group PLC	2,244	9,420
British Land Co. PLC	136,787	1,118,978
Capital & Counties Properties PLC	32,289	93,154
Capital Shopping Centres Group PLC	34,334	181,229
Derwent London PLC	26,696	727,231
Great Portland Estates PLC	85,405	510,067
Hammerson PLC	152,559	991,894
Land Securities Group PLC	91,633	1,004,602
Safestore Holdings PLC	102,441	169,845
Segro PLC	37,304	145,764
Shaftesbury PLC	22,217	179,639
Songbird Estates PLC*	32,247	61,517
Unite Group PLC	34,696	98,131
Total United Kingdom common stocks		5,291,471

United States—45.67%
Apartment Investment & Management Co., Class A	24,000	592,080
AvalonBay Communities, Inc.	16,983	2,270,457

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Boston Properties, Inc.	24,542	2,429,413
Brandywine Realty Trust	63,483	578,330
BRE Properties, Inc.	14,300	716,716
Brookdale Senior Living, Inc.*	58,182	964,658
Camden Property Trust	10,320	625,805
Corporate Office Properties Trust	20,700	501,975
DDR Corp.	92,200	1,181,082
Digital Realty Trust, Inc.[1]	8,747	545,200
Douglas Emmett, Inc.	28,200	549,900
EastGroup Properties, Inc.	8,900	388,129
Equity Lifestyle Properties, Inc.	5,000	330,650
Equity Residential	33,300	1,954,044
Essex Property Trust, Inc.	8,900	1,270,564
Federal Realty Investment Trust	7,100	630,196
Forest City Enterprises, Inc., Class A*	20,700	283,176
General Growth Properties, Inc.	59,596	876,061
HCP, Inc.	26,800	1,067,980
Health Care REIT, Inc.	27,500	1,448,975
Highwoods Properties, Inc.	5,600	173,488
Host Hotels & Resorts, Inc.	63,083	900,194
Kimco Realty Corp.	23,000	401,810
Lennar Corp., Class A	24,000	396,960
Liberty Property Trust	23,800	761,600
Pebblebrook Hotel Trust	10,000	190,300
Pennsylvania Real Estate Investment Trust	32,100	329,346
ProLogis, Inc.	85,791	2,553,140
Public Storage, Inc.	28,677	3,700,767
Rayonier, Inc.	9,100	379,743
Simon Property Group, Inc.	46,722	6,000,974
SL Green Realty Corp.	25,200	1,738,548
Starwood Hotels & Resorts Worldwide, Inc.	19,500	977,145
Tanger Factory Outlet Centers, Inc.	11,700	329,472
Taubman Centers, Inc.	9,800	600,054
The Macerich Co.	22,526	1,120,894
UDR, Inc.	38,300	954,819
Ventas, Inc.	37,136	2,065,133

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Vornado Realty Trust	18,391	1,522,959
Total United States common stocks		44,302,737
Total common stocks (cost—$89,336,331)		95,539,163

Face amount ($)
Repurchase agreement—1.48%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $1,422,634 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $35,123 US Treasury Notes, 1.375% due 11/30/15; (value—$1,461,677); proceeds: $1,433,000 (cost—$1,433,000)	1,433,000	1,433,000

	Number of shares
Investment of cash collateral from securities loaned—4.11%
Money market fund—4.11%
UBS Private Money Market Fund LLC[6] (cost—$3,993,566)	3,993,566	3,993,566
Total investments (cost—$94,762,897)[7]—104.07%		100,965,729
Liabilities in excess of other assets—(4.07)%		(3,952,723)
Net assets—100.00%		97,013,006

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,207,796
Gross unrealized depreciation	(4,004,964)
Net unrealized appreciation	$6,202,832

*	Non-income producing security.
1	Security, or portion thereof, was on loan at October 31, 2011.
2	Security is traded on the Toronto Stock Exchange.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Security is traded on the over-the-counter (“OTC”) Market.
5

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.  These securities, which represent 0.19% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6

The table below details the Portolio’s transaction activity in an affiliated issuer during the three months ended October 31, 2011. The investment manager earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	07/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)	10/31/11 ($)
UBS Private Money Market Fund LLC	5,613,519	24,597,916	26,217,869	3,993,566	253

7	Includes $3,631,210 of investments in securities on loan, at value plus accrued interest and dividends, if any.

REIT	Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

Security description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	47,983,574	47,555,589	—	95,539,163
Repurchase agreement	—	1,433,000	—	1,433,000
Investment of cash collateral from securities loaned	—	3,993,566	—	3,993,566
Total	47,983,574	52,982,155	—	100,965,729

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2011

Common stocks
Aerospace & defense	0.76%
Air freight & logistics	0.19
Airlines	0.28
Auto components	0.29
Automobiles	0.31
Beverages	0.31
Biotechnology	0.89
Building products	0.01
Capital markets	0.48
Chemicals	1.23
Commercial banks	1.60
Commercial services & supplies	0.27
Communications equipment	0.69
Computers & peripherals	0.40
Construction & engineering	0.10
Construction materials	0.01
Consumer finance	0.01
Containers & packaging	0.16
Distributors	0.01
Diversified consumer services	0.10
Diversified financial services	0.59
Diversified telecommunication services	0.26
Electric utilities	0.34
Electrical equipment	0.34
Electronic equipment, instruments & components	0.06
Energy equipment & services	0.24
Food & staples retailing	1.07
Food products	1.37
Gas utilities	0.26
Health care equipment & supplies	0.21
Health care providers & services	0.60
Health care technology	0.02
Hotels, restaurants & leisure	0.84
Household products	0.03
Independent power producers & energy traders	0.25
Industrial conglomerates	0.38
Insurance	0.41
Internet & catalog retail	0.19
Internet software & services	0.25
IT services	0.54
Leisure equipment & products	0.51
Life sciences tools & services	0.09
Machinery	0.39
Marine	0.00	[2]
Media	0.99
Metals & mining	0.44
Multiline retail	0.41
Multi-utilities	0.09
Oil, gas & consumable fuels	3.89
Paper & forest products	0.05
Personal products	0.09
Pharmaceuticals	0.95
Professional services	0.10
Real estate investment trusts	1.04
Real estate management & development	0.33
Road & rail	0.05
Semiconductors & semiconductor equipment	1.11
Software	0.65
Specialty retail	1.08
Textiles, apparel & luxury goods	0.16
Thrifts & mortgage finance	0.09
Tobacco	0.47
Trading companies & distributors	0.16
Transportation infrastructure	0.00	[2]
Water utilities	0.01
Wireless telecommunication services	0.52
Total common stocks	30.02

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2011

Preferred stocks
Automobiles	0.05
Beverages	0.01
Chemicals	0.01
Household products	0.13
Total preferred stocks	0.20

Investment companies	1.07

US government obligations	8.06

Federal home loan mortgage corporation certificates	0.57

Federal national mortgage association certificates	3.63

Collateralized mortgage obligations	2.73

Asset-backed securities	2.87

Corporate notes
Aerospace & defense	0.02
Agriculture	0.07
Auto manufacturers	0.22
Auto parts & equipment	0.01
Banking non-US	1.87
Banking US	0.29
Beverages	0.07
Building materials	0.14
Cable	0.07
Chemicals	0.13
Commercial services	0.13
Consumer products-miscellaneous	0.08
Cosmetics/personal care	0.02
Diversified banking institution	0.57
Diversified financial services	0.79
Diversified operations	0.04
Electrical composition & equipment	0.03
Electric-generation	0.05
Electric-integrated	0.48
Energy-alternate sources	0.03
Engineering & construction	0.09
Environmental control	0.05
Food-misc/diversified	0.02
Food-retail	0.09
Gas-distribution	0.07
Healthcare-products	0.02
Healthcare-services	0.27
Insurance	0.30
Internet	0.05
Machine tools & related products	0.02
Machinery-diversified	0.05
Mining	0.08
Money center banks	0.51
Mortgage banks	0.21
Multimedia	0.01
Office supplies & forms	0.04
Oil & gas	0.39
Packaging & containers	0.08
Paper & forest products	0.05
Pipelines	0.10
Publishing	0.06
Real estate	0.11
Retail-apparel/shoe	0.02
Retail-discount	0.02
Retail-drug store	0.07
Retail-major department store	0.05
Savings & loans	0.03
Schools	0.08
Steel-producers	0.06
Telecommunications	1.32
Transportation	0.02
Water	0.12
Total corporate notes	9.57

Structured note	0.12

Municipal bonds and notes	0.52

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2011

Non-US government obligations	2.97

Time deposits	5.59

Short-term US government obligations	17.49

Repurchase agreement	14.22

Options
Call options purchased	0.61
Put options purchased	0.15
Total options	0.76

Investments sold short
Common stocks
Air freight & logistics	(0.14)
Automobiles	(0.14)
Biotechnology	(0.05)
Capital markets	(0.16)
Commercial banks	(0.23)
Commercial services & supplies	(0.14)
Construction & engineering	(0.11)
Construction materials	(0.11)
Diversified financial services	(0.18)
Diversified telecommunication services	(0.22)
Electric utilities	(0.05)
Food & staples retailing	(0.10)
Health care providers & services	(0.01)
Hotels, restaurants & leisure	(0.25)
Independent power producers & energy traders	(0.11)
Industrial conglomerates	(0.20)
Insurance	(0.63)
Machinery	(0.35)
Metals & mining	(0.42)
Oil, gas & consumable fuels	(0.43)
Professional services	(0.01)
Real estate investment trusts	(0.07)
Real estate management & development	(0.14)
Semiconductors & semiconductor equipment	(0.09)
Trading companies & distributors	(0.16)
Transportation infrastructure	(0.05)
Total common stocks	(4.55)
Total investments sold short	(4.55)
Other assets in excess of liabilities	4.16
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of PACE Alternative Strategies Investments. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

2 Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2011.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—30.02%
Australia—0.82%
Asciano Ltd.	8,907	14,065
Brambles Ltd.	87,172	601,588
Caltex Australia Ltd.	40,862	566,230
CFS Retail Property Trust	57,820	110,127
GrainCorp Ltd.	4,595	37,575
Iluka Resources Ltd.	21,034	349,666
Incitec Pivot Ltd.	40,172	143,375
National Australia Bank Ltd.	12,512	333,976
Rio Tinto Ltd.	1,585	113,652
Santos Ltd.	47,511	631,579
TABCORP Holdings Ltd.	165,977	510,766
Tatts Group Ltd.	279,799	679,625
Westfield Retail Trust	72,175	191,177
Total Australia common stocks		4,283,401

Bermuda—0.31%
Arch Capital Group Ltd.*	19,645	706,631
Asian Citrus Holdings Ltd.	79,202	54,597
Bunge Ltd.	9,527	588,483
China Green (Holdings) Ltd.	41,297	12,604
China Yurun Food Group Ltd.	14,091	24,223
Cosan Ltd., Class A	6,808	81,696
Lazard Ltd., Class A	6,608	180,663
Total Bermuda common stocks		1,648,897

Brazil—0.16%
Anhanguera Educacional Participacoes SA	17,600	258,846
Banco Santander Brasil SA, ADS	32,029	291,464
Cielo SA	4,300	113,959
Cosan SA Industria e Comercio	5,241	81,812
JBS SA *	6,617	19,887
SLC Agricola SA	6,678	66,436
Total Brazil common stocks		832,404

Canada—1.80%
Agrium, Inc.	2,953	243,469
Alimentation Couche Tard, Inc., Class B	39,100	1,176,825
Canadian National Railway Co.	368	28,827
Canadian Natural Resources Ltd.	8,242	291,355
Canadian Tire Corp. Ltd., Class A	11,400	681,427
Cenovus Energy, Inc.	19,149	655,879
Empire Co. Ltd.	6,400	391,224
Genworth MI Canada, Inc.	21,900	483,371
George Weston Ltd.	28,600	1,982,417
Magna International, Inc.	22,700	866,096
Pacific Rubiales Energy Corp.	1,410	32,875
Potash Corp. of Saskatchewan, Inc.	10,875	514,755
Research In Motion Ltd. (RIM)*	29,500	596,659
Saputo, Inc.	19,300	797,365

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Trican Well Service Ltd.	27,738	490,615
Yamana Gold, Inc.	13,200	197,056
Total Canada common stocks		9,430,215

Cayman Islands—0.33%
China Modern Dairy Holdings Ltd.*	62,930	14,905
China ZhengTong Auto Services Holdings Ltd.*	326,000	345,160
GCL-Poly Energy Holdings Ltd.	552,000	173,706
Kingdee International Software Group Co. Ltd.	516,000	206,347
Lijun International Pharmaceutical (Holding) Co. Ltd.	29,000	3,301
Sands China Ltd.*	132,800	390,734
Wynn Macau Ltd.	214,000	587,676
Total Cayman Islands common stocks		1,721,829

China—0.03%
China Shenhua Energy Co. Ltd., Class H	38,103	174,437

Colombia—0.05%
Almacenes Exito SA	4,894	62,945
Bancolombia SA, ADR	587	36,617
Cementos Argos SA	5,949	34,240
Ecopetrol SA, ADR	710	30,204
Grupo de Inversiones Suramericana[10]	3,104	54,528
Interconexion Electrica SA	5,376	34,284
Inversiones Argos SA	3,500	33,575
Total Colombia common stocks		286,393

Denmark—0.03%
AP Moller - Maersk A/S, Class B	1	6,758
Pandora A/S	15,618	149,061
Total Denmark common stocks		155,819

France—0.49%
Aeroports de Paris (ADP)	264	20,703
Air Liquide SA	3,664	473,237
Compagnie de Saint-Gobain	385	17,815
Edenred	2,921	82,300
Ingenico SA	8,106	320,113
Safran SA	16,647	541,813
Sanofi	8,443	604,378
Societe Generale SA	9,871	283,040
Vallourec SA	2,975	180,158
Vinci SA	421	20,663
Total France common stocks		2,544,220

Germany—0.51%
Asian Bamboo AG	828	12,214
Bayerische Motoren Werke (BMW) AG	7,972	649,686

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Deutsche Lufthansa AG	1,294	17,590
Deutsche Post AG	1,439	21,843
K+S AG	3,029	191,960
Kabel Deutschland Holding AG*	5,733	325,733
Linde AG	4,025	639,015
Siemens AG	5,526	579,176
Symrise AG	8,157	210,083
Total Germany common stocks		2,647,300

Hong Kong—0.43%
Bank of East Asia Ltd.	51,400	185,874
China Agri-Industries Holdings Ltd.	130,053	101,437
Hutchison Whampoa Ltd.	1,317	12,033
PCCW Ltd.	266,000	105,679
SJM Holdings Ltd.	286,000	483,688
The Link REIT	391,500	1,338,136
Total Hong Kong common stocks		2,226,847

Indonesia—0.01%
PT United Tractors Tbk	25,621	69,800

Ireland—0.17%
Warner Chilcott PLC, Class A1,*	48,700	882,444

Israel—0.01%
Israel Chemicals Ltd.	6,186	73,695

Italy—0.46%
Enel SpA	85,871	403,702
EXOR SpA	2,516	54,798
Fiat Industrial SpA*	5,363	46,304
Fiat SpA	103,018	629,860
Finmeccanica SpA	123,221	842,438
Prysmian SpA	28,744	432,051
Total Italy common stocks		2,409,153

Japan—2.95%
Aozora Bank Ltd.	159,000	401,170
Daito Trust Construction Co. Ltd.	12,000	1,065,736
DeNA Co. Ltd.	2,300	99,980
Electric Power Development Co. Ltd.	35,100	874,569
Gree, Inc.	3,100	101,102
Hankyu Hanshin Holdings, Inc.	4,761	20,135
Idemitsu Kosan Co. Ltd.	11,100	1,033,714
Japan Retail Fund Investment Corp.	729	1,137,264
KDDI Corp.	191	1,397,299
Komatsu Ltd.	917	22,578
Lawson, Inc.	23,300	1,315,472

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Mitsubishi Corp.	885	18,217
Mitsubishi Electric Corp.	1,817	16,731
NAMCO BANDAI Holdings, Inc.	80,600	1,174,557
Nippon Yusen Kabushiki Kaisha	3,920	9,920
Nomura Real Estate Office Fund, Inc.	46	246,841
Oracle Corp. Japan	23,400	806,638
Osaka Gas Co. Ltd.	351,000	1,330,129
Santen Pharmaceutical Co. Ltd.	10,800	402,724
Softbank Corp.	15,200	494,502
Sumitomo Mitsui Financial Group, Inc.	13,600	379,155
TonenGeneral Sekiyu KK	130,000	1,466,020
Toyota Tsusho Corp.	1,186	18,702
USS Co. Ltd.	10,330	854,866
Yamada Denki Co. Ltd.	4,650	335,130
Yamato Holdings Co. Ltd.	23,800	394,519
Total Japan common stocks		15,417,670

Jersey—0.04%
Shire PLC	7,351	230,822

Malaysia—0.05%
UEM Land Holdings Bhd*	390,700	278,240

Marshall Islands—0.03%
Scorpio Tankers, Inc.*	24,100	153,999

Mauritius—0.14%
Golden Agri-Resources Ltd.	1,472,000	745,874

Netherlands—0.17%
ASML Holding N.V.[2]	11,051	461,457
ASML Holding N.V.[3]	3,000	125,790
Koninklijke Boskalis Westminster N.V.	8,170	285,366
Koninklijke Philips Electronics N.V.	767	15,885
Total Netherlands common stocks		888,498

New Zealand—0.00%
Telecom Corp. of New Zealand Ltd.	9,280	19,047

Norway—0.02%
Yara International ASA	2,555	120,655

Papua New Guinea—0.09%
Oil Search Ltd.	66,981	451,032

Portugal—0.15%
Electricidade de Portugal SA	73,248	230,367

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Portugal—(concluded)
Galp Energia, SGPS SA, B Shares	28,079	580,062
Total Portugal common stocks		810,429

Russia—0.79%
Gazprom, ADR	135,180	1,569,440
LUKOIL, ADR	13,900	802,030
Mining and Metallurgical Co. Norilsk Nickel, ADR	19,400	379,658
Rosneft Oil Co., GDR[4]	66,000	469,590
Sberbank of Russia, ADR*	43,250	464,937
Uralkali, GDR[4,5]	4,597	199,510
Uralkali, GDR[4,6]	1,341	57,704
VTB Bank OJSC, GDR[4]	42,500	204,510
Total Russia common stocks		4,147,379

Singapore—0.81%
Ascendas Real Estate Investment Trust (A-REIT)	666,000	1,083,200
Avago Technologies Ltd.[1]	21,000	709,170
DBS Group Holdings Ltd.	36,728	358,296
First Resources Ltd.	47,354	53,057
Singapore Telecommunications Ltd.	356,000	901,739
StarHub Ltd.	76,000	170,198
UOL Group Ltd.	107,000	377,596
Wilmar International Ltd.	16,161	69,376
Yangzijiang Shipbuilding Holdings Ltd.	673,000	497,056
Total Singapore common stocks		4,219,688

South Africa—0.01%
Shoprite Holdings Ltd.	3,109	45,322

South Korea—0.21%
Hana Financial Group, Inc.	8,981	317,314
Hyundai Motor Co.	325	65,924
Samsung Electronics Co. Ltd.	280	242,882
Samsung Heavy Industries Co. Ltd.	14,920	458,927
Total South Korea common stocks		1,085,047

Spain—0.05%
ACS, Actividades de Contruccion y Servicios SA	526	19,875
Enagas SA	695	13,685
Grifols SA*	11,346	210,968
Total Spain common stocks		244,528

Sweden—0.18%
Lundin Petroleum AB*	14,421	352,066
Sandvik AB	1,235	16,931

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Swedbank AB, A Shares	39,401	550,003
Total Sweden common stocks		919,000

Switzerland—0.51%
ABB Ltd.*	1,129	21,285
ACE Ltd.	3,662	264,213
Adecco SA*	426	20,374
Aryzta AG	12,178	587,381
Barry Callebaut AG*	203	192,566
Geberit AG*	140	28,646
Lonza Group AG*	7,396	490,694
Nestle SA	1,232	71,296
Swiss Re AG*	9,554	522,567
Syngenta AG*	493	150,770
The Swatch Group AG	752	315,322
Total Switzerland common stocks		2,665,114

United Kingdom—2.56%
ARM Holdings PLC, ADR	3,100	87,079
AstraZeneca PLC	29,445	1,406,019
Barclays PLC	84,787	262,139
BG Group PLC	33,672	729,701
British Sky Broadcasting Group PLC	60,139	675,156
Carillion PLC	39,587	219,002
Cookson Group PLC	45,464	349,836
Croda International PLC	19,657	552,370
Home Retail Group PLC	325,570	522,288
Imperial Tobacco Group PLC	53,620	1,954,085
Lloyds Banking Group PLC*	908,742	468,107
Michael Page International PLC	56,855	365,240
Mitie Group PLC	87,654	353,257
Pearson PLC	24,880	458,042
Rexam PLC	80,621	445,710
Rolls-Royce Holdings PLC*	24,385	273,980
Rolls-Royce Holdings PLC Class C*	1,682,565	2,705
Telecity Group PLC*	36,902	353,737
The Weir Group PLC	18,391	562,210
Tullow Oil PLC	25,350	569,023
Unilever PLC	56,109	1,872,968
Vodafone Group PLC	211,346	586,122
Xstrata PLC	19,544	325,593
Total United Kingdom common stocks		13,394,369

United States—15.65%
3M Co.	1,133	89,530
ACCO Brands Corp.*	51,600	354,492
Acuity Brands, Inc.	11,143	515,921
Advance Auto Parts, Inc.	14,100	917,487
AGCO Corp.*	630	27,613

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Alleghany Corp.*	715	226,884
Alpha Natural Resources, Inc.*	6,828	164,145
Altera Corp.	14,164	537,099
Altria Group, Inc.	3,300	90,915
Amazon.com, Inc.*	515	109,958
American Tower Corp., Class A*	1,700	93,670
American Water Works Co., Inc.[1]	1,100	33,583
Ameriprise Financial, Inc.[1]	10,500	490,140
AmerisourceBergen Corp.[1]	26,600	1,085,280
Amgen, Inc.[1]	29,100	1,666,557
Anadarko Petroleum Corp.	7,206	565,671
Analog Devices, Inc.[1]	31,300	1,144,641
Annaly Capital Management, Inc.[1]	76,500	1,289,025
Apple, Inc.*	3,335	1,349,941
Arbitron, Inc.	28,550	1,134,291
Archer-Daniels-Midland Co.	1,353	39,156
AutoZone, Inc.1,*	4,200	1,359,078
Ball Corp.	3,900	134,823
Bank of America Corp.	17,100	116,793
Baxter International, Inc.	8,611	473,433
Belden, Inc.	23,000	742,440
Berkshire Hathaway, Inc., Class B*	3,700	288,082
Best Buy Co., Inc.[1]	34,300	899,689
Biogen Idec, Inc.*	11,100	1,291,596
BlackRock, Inc.	4,300	678,497
BorgWarner, Inc.*	8,435	645,193
Cabot Oil & Gas Corp.	2,900	225,388
Calpine Corp.*	28,637	434,423
Cameron International Corp.*	2,400	117,936
Capital One Financial Corp.	1,200	54,792
Carlisle Cos., Inc.	20,000	834,400
Caterpillar, Inc.	1,206	113,919
CBS Corp., Class B1	34,200	882,702
Celgene Corp.*	7,897	511,963
Cerner Corp.*	1,500	95,145
CF Industries Holdings, Inc.[1]	7,667	1,244,124
Chesapeake Energy Corp.	4,969	139,728
Chevron Corp.[1]	15,300	1,607,265
Chipotle Mexican Grill, Inc.*	600	201,672
Citigroup, Inc.	44,330	1,400,385
Coca-Cola Enterprises, Inc.	9,600	257,472
Colgate-Palmolive Co.	1,500	135,555
ConocoPhillips[1]	3,000	208,950
CONSOL Energy, Inc.	9,576	409,470
Consolidated Edison, Inc.	2,400	138,888
Coventry Health Care, Inc.1,*	26,700	849,327
CSX Corp.	3,592	79,778
Darden Restaurants, Inc.[1]	11,900	569,772
Deckers Outdoor Corp.*	2,100	242,004

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Deere & Co.	490	37,191
Deltic Timber Corp.	3,899	263,923
Dendreon Corp.*	10,247	112,102
Diebold, Inc.	6,300	203,364
Dominion Resources, Inc.	2,700	139,293
Dr. Pepper Snapple Group, Inc.[1]	34,400	1,288,280
Eli Lilly & Co.	2,500	92,900
EMC Corp.*	21,150	518,387
Emerson Electric Co.	1,504	72,372
EOG Resources, Inc.	6,655	595,157
Exxon Mobil Corp.[1]	30,575	2,387,602
Fastenal Co.	3,400	129,506
FedEx Corp.	5,964	488,034
FirstEnergy Corp.	2,000	89,920
Fiserv, Inc.*	15,700	924,259
Flowserve Corp.	270	25,026
Ford Motor Co.*	24,205	282,714
GATX Corp.	17,678	671,410
General Dynamics Corp.[1]	13,700	879,403
General Electric Co.	5,774	96,484
General Mills, Inc.	1,893	72,937
Gilead Sciences, Inc.1,*	18,700	779,042
Google, Inc., Class A*	946	560,637
Graphic Packaging Holding Co.*	20,600	91,052
Green Mountain Coffee Roasters, Inc.*	1,900	123,538
Harris Corp.[1]	22,100	834,275
Hologic, Inc.1,*	24,800	399,776
Honeywell International, Inc.	1,874	98,198
Humana, Inc.	1,000	84,890
IntercontinentalExchange, Inc.*	1,400	181,832
International Business Machines Corp. (IBM)	700	129,241
Intrepid Potash, Inc.*	969	26,967
Intuitive Surgical, Inc.*	550	238,623
J.C. Penney Co., Inc.[1]	15,500	497,240
JPMorgan Chase & Co.	36,713	1,276,144
KeyCorp[1]	66,400	468,784
Kraft Foods, Inc., Class A	2,300	80,914
L-3 Communications Holdings, Inc.[1]	14,388	975,219
Las Vegas Sands Corp.*	4,500	211,275
Liberty Global, Inc., Series C*	21,800	836,466
Limited Brands, Inc.	3,100	132,401
LKQ Corp.*	2,500	72,950
Lockheed Martin Corp.	528	40,075
Lorillard, Inc.[1]	3,600	398,376
LSI Corp.1,*	153,800	961,250
Lululemon Athletica, Inc.*	2,400	135,552
Macy’s, Inc.[1]	31,100	949,483
Marathon Oil Corp.[1]	32,900	856,387
MasterCard, Inc., Class A	2,463	855,252

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Mattel, Inc.	51,200	1,445,888
Maxim Integrated Products, Inc.	37,300	975,768
McDonald’s Corp.	900	83,565
Mead Johnson Nutrition Co., Class A	8,873	637,525
Microsoft Corp.	63,600	1,693,668
Molycorp, Inc. *	7,947	304,132
Monsanto Co.	13,818	1,005,259
Motorola Solutions, Inc.	26,800	1,257,188
National-Oilwell Varco, Inc.[1]	4,500	320,985
Netflix, Inc.1,*	4,400	361,152
Occidental Petroleum Corp.	8,260	767,684
ON Semiconductor Corp.*	52,243	395,480
OpenTable, Inc.*	3,418	149,913
Peabody Energy Corp.	3,374	146,330
Penn National Gaming, Inc.*	11,716	421,776
PepsiCo, Inc.	1,258	79,191
PetSmart, Inc.	1,800	84,510
Pfizer, Inc.	25,672	494,443
Pinnacle West Capital Corp.[1]	17,700	806,766
Pioneer Natural Resources Co.	1,859	155,970
Polaris Industries, Inc.	700	44,338
Polycom, Inc.*	13,757	227,403
PPL Corp.	3,200	93,984
Precision Castparts Corp.	279	45,519
QUALCOMM, Inc.	13,233	682,823
Ralcorp Holdings, Inc.*	7,300	590,132
Range Resources Corp.	5,191	357,348
Raytheon Co.	1,514	66,904
Safeway, Inc.[1]	31,400	608,218
SEACOR Holdings, Inc.	3,850	327,828
Sealed Air Corp.[1]	400	7,120
Silgan Holdings, Inc.	3,700	138,898
Smithfield Foods, Inc.*	4,649	106,276
Sotheby’s	7,558	266,193
Southern Co.	3,200	138,240
Southwest Airlines Co.[1]	103,100	881,505
Starbucks Corp.	4,300	182,062
Synopsys, Inc.1,*	15,200	407,512
The Boeing Co.	1,136	74,737
The Estee Lauder Cos., Inc., Class A	4,504	443,419
The Gap, Inc.[1]	1,300	24,570
The Goldman Sachs Group, Inc.	10,822	1,185,550
The Mosaic Co.	7,036	412,028
Time Warner Cable, Inc.	3,812	242,786
TJX Cos., Inc.	3,100	182,683
Tractor Supply Co.	1,200	85,128
TransDigm Group, Inc.*	500	46,960
Tyson Foods, Inc., Class A	766	14,784
Union Pacific Corp.	1,235	122,969

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
United Continental Holdings, Inc.1,*	30,500	589,260
United Parcel Service, Inc., Class B	1,199	84,218
United States Steel Corp.	7,500	190,200
United Technologies Corp.	1,322	103,090
UnitedHealth Group, Inc.[1]	23,100	1,108,569
Unum Group[1]	5,300	126,352
Urban Outfitters, Inc.*	16,071	437,935
US Bancorp	33,100	847,029
Valero Energy Corp.[1]	35,900	883,140
VeriSign, Inc.[1]	1,300	41,717
Verisk Analytics, Inc., Class A*	3,700	130,055
Verizon Communications, Inc.	9,600	355,008
Vertex Pharmaceuticals, Inc.*	1,900	75,221
Virgin Media, Inc.	25,729	627,273
Visa, Inc., Class A Shares	4,785	446,249
VMware, Inc., Class A*	1,600	156,400
Walter Energy, Inc.	5,604	423,943
Watson Pharmaceuticals, Inc.1,*	12,400	832,784
Websense, Inc.*	7,300	130,232
Wells Fargo & Co.	97,517	2,526,665
Western Union Co.	21,517	375,902
Weyerhaeuser Co.	995	17,890
Whiting Petroleum Corp.*	7,454	346,984
Wisconsin Energy Corp.	2,500	81,075
Wynn Resorts Ltd.	600	79,680
Xcel Energy, Inc.	3,700	95,645
Zep, Inc.	12,200	185,928
Total United States common stocks		81,870,338
Total common stocks (cost—$156,988,514)		157,093,905

Preferred stocks—0.20%
Brazil—0.02%
Companhia de Bebidas das Americas (AmBev), ADR	2,400	80,928
Vale Fertilizantes SA	2,041	28,805
Total Brazil preferred stocks		109,733

Germany—0.13%
Henkel AG & Co. KGaA	11,487	681,620

South Korea—0.05%
Hyundai Motor Co., Ltd.	3,689	245,801
Total preferred stocks (cost—$1,041,986)		1,037,154

Investment companies—1.07%
United States—1.07%
Consumer Discretionary Select Sector SPDR Fund	13,877	542,036

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
United States—(concluded)
Financial Select Sector SPDR Fund	67,800	916,656
Health Care Select Sector SPDR Fund	40,703	1,367,214
Market Vectors Gold Miners ETF	47,432	2,790,424
Total investment companies (cost—$5,694,654)		5,616,330

	Face amount[7]
US government obligations—8.06%
US Treasury Inflation Index Bonds (TIPS)
1.750%, due 01/15/28	1,686,797	1,992,660
2.125%, due 02/15/40	1,488,231	1,954,001
2.125%, due 02/15/41	724,080	956,521
2.375%, due 01/15/25	1,454,105	1,822,745
3.875%, due 04/15/29	2,645,645	4,059,205
US Treasury Inflation Index Notes (TIPS)
0.500%, due 04/15/15	1,933,768	2,037,708
0.625%, due 04/15/13	2,886,142	2,954,913
0.625%, due 07/15/21	301,518	317,536
1.250%, due 07/15/20	2,025,465	2,255,230
1.375%, due 07/15/18	4,225,031	4,733,023
1.625%, due 01/15/15	675,022	734,666
1.875%, due 07/15/13	740,016	779,850
2.000%, due 07/15/14	1,081,566	1,177,386
2.375%, due 01/15/17	1,505,195	1,750,259
3.000%, due 07/15/12	2,645,727	2,723,239
US Treasury Notes
0.125%, due 08/31/13	300,000	299,320
1.000%, due 08/31/16	2,300,000	2,304,324
1.000%, due 09/30/16	9,300,000	9,306,510
Total US government obligations (cost—$40,393,377)		42,159,096

Federal home loan mortgage corporation certificates**—0.57%
FHLMC
0.700%, due 11/04/13	500,000	500,325
1.500%, due 12/16/14	200,000	200,252
3.550%, due 11/01/41	700,000	724,500
4.500%, due 05/01/23	15,703	16,701
5.000%, due 11/01/16	6,666	7,140
5.000%, due 01/01/17	12,976	13,918
5.000%, due 02/01/17	30,388	32,624
5.000%, due 03/01/17	22,704	24,385
5.000%, due 04/01/17	55,108	59,403
5.000%, due 09/01/17	153,350	165,257
5.000%, due 10/01/17	336,896	362,468
5.000%, due 11/01/17	263,319	282,119
5.000%, due 12/01/17	72,188	77,816
5.000%, due 01/01/18	33,019	35,594
5.000%, due 02/01/18	110,060	118,590
5.000%, due 03/01/18	58,243	62,784
5.000%, due 04/01/18	45,317	48,847
5.000%, due 05/01/18	18,532	19,977
5.000%, due 06/01/18	18,327	19,755
5.000%, due 07/01/18	48,240	52,002
5.000%, due 08/01/18	17,366	18,720
5.000%, due 10/01/18	7,728	8,330
5.000%, due 11/01/18	12,781	13,777

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]	Value ($)
Federal home loan mortgage corporation certificates**—(concluded)
5.500%, due 01/01/20	107,038	116,403
Total federal home loan mortgage corporation certificates (cost—$2,944,800)		2,981,687

Federal national mortgage association certificates**—3.63%
FNMA
2.800%, due 03/01/18	296,700	304,786
3.375%, due 11/01/20	297,316	308,742
3.416%, due 10/01/20	198,258	206,464
3.632%, due 12/01/20	99,156	104,504
3.840%, due 05/01/18	210,000	225,440
3.840%, due 07/01/21	500,000	529,478
4.000%, due 12/01/40	64,728	67,366
4.250%, due 01/01/21	297,004	323,405
4.270%, due 01/01/21	297,064	323,866
4.290%, due 02/01/21	198,318	216,420
4.301%, due 01/01/21	297,841	327,016
5.000%, due 09/01/17	20,679	22,342
5.000%, due 10/01/17	180,705	195,232
5.000%, due 12/01/17	961,518	1,038,821
5.000%, due 01/01/18	474,578	512,732
5.000%, due 02/01/18	495,995	535,870
5.000%, due 03/01/18	307,139	331,832
5.000%, due 04/01/18	459,356	494,287
5.000%, due 05/01/18	37,270	40,266
5.000%, due 06/01/18	37,550	40,569
5.000%, due 01/01/20	9,349	10,095
6.000%, due 03/01/32	146	162
6.000%, due 05/01/33	5,188	5,759
6.000%, due 12/01/33	2,967	3,292
6.000%, due 08/01/35	436	481
FNMA ARM
2.526%, due 04/01/37	1,784,875	1,883,343
2.548%, due 11/01/34	750,555	795,050
FNMA TBA
3.000%	10,000,000	10,171,094
Total federal national mortgage association certificates (cost—$18,655,492)		19,018,714

Collateralized mortgage obligations—2.73%
American Home Mortgage Assets,
Series 2006-3, Class 1A1
1.200%, due 10/25/46[8]	608,382	331,331
Series 2006-3, Class 2A11
1.170%, due 10/25/46[8]	658,099	315,543
Series 2006-4, Class 1A11
0.435%, due 10/25/46[8]	1,048,629	444,991
Series 2007-1, Class A1
0.930%, due 02/25/47[8]	640,485	288,012
American Home Mortgage Investment Trust,
Series 2004-3, Class 1A
0.615%, due 10/25/34[8]	21,751	19,470
Series 2005-4, Class 1A1
0.535%, due 11/25/45[8]	786,223	464,837
Banc of America Funding Corp., Series 2007-D, Class 1A5
0.525%, due 06/20/47[8]	600,000	281,867
Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A12
6.000%, due 12/25/36	909,160	634,902

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Collateralized mortgage obligations—(continued)
Countrywide Alternative Loan Trust,
Series 2005-61, Class 1A1
0.505%, due 12/25/35[8]	900,347		601,894
Series 2006-23CB, Class 1A6
6.000%, due 08/25/36	251,450		163,172
Series 2006-5T2, Class A3
6.000%, due 04/25/36	611,139		497,177
Countrywide Home Loan Mortgage Pass Through Trust. Series 2007-14, Class A19
6.000% , due 09/25/37	536,562		474,171
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1
6.500% , due 10/25/21	796,479		649,403
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.634%, due 11/19/44[8]	1,041,660		658,257
Series 2006-AR2, Class 2A1A
0.444%, due 10/20/36[8]	494,800		292,286
FHLMC Multifamily Structured Pass Through Certificates**,
Series K011, Class A2
4.084%, due 11/25/20[8]	400,000		431,697
Series K703, Class A2
2.699%, due 05/25/18	300,000		303,736
FHLMC REMIC**, Series 2882, Class UL
4.500% , due 02/15/19	2,096,935		2,165,728
FNMA REMIC**, Series 2009-70, Class AL
5.000% , due 08/25/19	1,189,708		1,272,920
Granite Mortgages PLC,
Series 2004-2, Class 3A
1.245%, due 06/20/44[8]	GBP	77,724	119,537
Series 2004-3, Class 3A1
1.285%, due 09/20/44[8]	GBP	46,927	72,624
Greenpoint Mortgage Funding Trust, Series 2007-AR3, Class A1
0.465% , due 06/25/37[8]	499,686		313,349
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A
0.585% , due 06/20/35[8]	483,647		347,384
Lehman Mortgage Trust, Series 2006-8, Class 2A1
0.665% , due 12/25/36[8]	1,123,400		483,304
Permanent Master Issuer PLC, Series 2011-1A, Class 1A3
2.872% , due 07/15/42[8,9]	EUR	400,000	551,772
Residential Accredit Loans, Inc., Series 2007-QH9, Class A1
6.468% , due 11/25/37[8]	467,772		199,628
Residential Asset Securitization Trust, Series 2007-A2, Class 1A3
6.000% , due 04/25/37	719,503		538,019
Sequoia Mortgage Trust, Series 2004-10, Class A3A
0.928% , due 11/20/34[8]	99,801		84,579
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A
1.040% , due 07/25/47[8]	744,221		423,063

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]	Value ($)
Collateralized mortgage obligations—(concluded)
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
6.000% , due 06/25/37	1,086,000	861,499
Total collateralized mortgage obligations (cost—$17,599,407)		14,286,152

Asset-backed securities—2.87%
Access Group, Inc.,
Series 2002-1, Class A2
0.538%, due 09/25/25[8]	319,709	318,544
Series 2003-1, Class A2
0.618%, due 12/27/16[8]	384,690	378,483
AH Mortgage Advance Trust,
Series SART-1, Class A1
2.630%, due 05/10/42[9]	300,000	298,875
Series SART-2, Class A1
3.270%, due 09/15/43[9]	300,000	299,926
Ally Master Owner Trust, Series 2010-1, Class A
1.993% , due 01/15/15[8,9]	800,000	811,224
Bank of America Auto Trust, Series 2009-2A, Class A3
2.130% , due 09/15/13[10,11]	380,582	382,101
Brazos Higher Education Authority, Inc.,
Series 2005-1, Class 1A2
0.327%, due 12/26/18[8]	580,500	576,361
Series 2005-2, Class A10
0.478%, due 12/26/19[8]	600,000	586,275
Series 2005-2, Class A9
0.458%, due 12/26/17[8]	694,702	691,335
Series 2005-3, Class A14
0.468%, due 09/25/23[8]	317,462	314,245
Series 2011-2, Class A2
1.268%, due 07/25/29[8]	600,000	592,848
Brazos Student Loan Finance Corp., Series 2010-1, Class A1
1.258% , due 06/25/35[8]	807,927	800,054
College Loan Corp. Trust,
Series 2004-1, Class A3
0.578%, due 04/25/21[8]	817,249	815,455
Series 2005-1, Class A2
0.518%, due 07/25/24[8]	1,000,000	994,715
Series 2005-2, Class A2
0.513%, due 10/15/21[8]	143,626	143,069
Education Funding Capital Trust,
Series 2003-3, Class A3
0.617%, due 03/16/20[8]	347,332	347,118
Series 2004-1, Class A2
0.507%, due 12/15/22[8]	404,356	401,278
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.068% , due 04/25/35[8]	700,000	644,714
GCO Education Loan Funding Trust, Series 2005-1, Class A3L
0.392% , due 11/25/20[8]	605,106	602,939
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE3, Class 1A1
7.000%, due 09/25/37	41,634	30,602
Series 2007-HE3, Class 2A1
7.000%, due 09/25/37	80,604	56,923

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Asset-backed securities—(concluded)
Household Home Equity Loan Trust, Series 2007-3, Class APT
1.445% , due 11/20/36[8]	243,555		217,020
Nelnet Student Loan Corp., Series 2004-2A, Class A3
0.412%, due 11/25/15[8]	19,360		19,357
Northstar Education Finance, Inc.,
Series 2004-1, Class A3
0.595%, due 04/28/17[8]	47,500		47,342
Series 2004-2, Class A1
0.545%, due 04/28/16[8]	542,458		527,106
Penarth Master Issuer, Series 2011-1A, Class A1
0.893% , due 05/18/15[8,9]	600,000		599,258
SLM Student Loan Trust,
Series 2004-9, Class A4
0.548%, due 04/25/17[8]	73,664		73,628
Series 2011-2, Class A2
1.445%, due 10/25/34[8]	100,000		99,026
Student Loan Consolidation Center, Series 2011-1, Class A
1.465% , due 10/25/27[8,9]	283,230		275,438
Suntrust Student Loan Trust, Series 2006-1A, Class A2
0.525%, due 07/28/20[8,9]	373,178		371,650
US Education Loan Trust LLC, Series 2006-1, Class A2
0.456% , due 03/01/25[8,9]	376,157		374,451
Wachovia Student Loan Trust, Series 2005-1, Class A4
0.528% , due 07/27/20[8]	918,302		911,997
World Financial Network Credit Card Master Trust,
Series 2006-A, Class A
0.373%, due 02/15/17[8,9]	1,000,000		989,457
Series 2009-B, Class A
3.790%, due 05/15/16	400,000		407,730
Total asset-backed securities (cost—$15,078,536)			15,000,544

Corporate notes—9.57%
Australia—0.08%
Australia & New Zealand Banking Group Ltd.
3.750%, due 03/10/17	EUR	80,000	112,309
5.125%, due 09/10/19	EUR	60,000	84,285
FMG Resources August 2006 Pty Ltd.
6.875%, due 02/01/18[9]	175,000		168,000
Santos Finance Ltd.
8.250%, due 09/22/70[8]	EUR	50,000	64,083
Total Australia corporate notes			428,677

Austria—0.02%
PE Paper Escrow GmbH
12.000%, due 08/01/14[9]	100,000		108,500

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Belgium—0.05%
Anheuser-Busch InBev SA
6.570%, due 02/27/14	EUR	150,000	228,088
Fortis Bank SA/N.V.
4.625%, due 10/27/14[4,8,12]	EUR	50,000	48,084
Total Belgium corporate notes			276,172

Bermuda - 0.02%
Digicel Ltd.
8.250%, due 09/01/17[9]	125,000		127,500

Brazil - 0.07%
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[9]	340,000		352,481

Canada—0.31%
Nexen, Inc.
6.400%, due 05/15/37	175,000		188,136
Novelis, Inc.
8.750%, due 12/15/20	150,000		163,500
The Toronto-Dominion Bank
0.875%, due 09/12/14[9]	600,000		594,060
1.625%, due 09/14/16[9]	700,000		687,566
Total Canada corporate notes			1,633,262

Cayman Islands—0.15%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16	EUR	50,000	72,990
MUFG Capital Finance 4 Ltd.
5.271%, due 01/25/17[8,12]	EUR	60,000	78,871
Resona Preferred Global Securities Cayman Ltd.
7.191%, due 07/30/15[8,9,12]	425,000		412,299
Thames Water Utilities Ltd.
3.250%, due 11/09/16	EUR	50,000	70,030
UPCB Finance III Ltd.
6.625%, due 07/01/20[9]	150,000		149,250
Total Cayman Islands corporate notes			783,440

Czech Republic—0.03%
CEZ AS
4.500%, due 06/29/20	EUR	100,000	141,305
Denmark—0.13%
AP Moller - Maersk A/S
4.375%, due 11/24/17	EUR	60,000	84,004
Carlsberg Breweries A/S
6.000%, due 05/28/14	EUR	50,000	74,871

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Denmark—(concluded)
Danske Bank A/S
4.100%, due 03/16/18[8]	EUR	60,000	75,974
4.750%, due 06/04/14	EUR	100,000	142,584
Dong Energy A/S
4.875%, due 05/07/14	EUR	80,000	118,358
7.750%, due 06/01/3010[8]	EUR	25,000	35,976
TDC A/S
4.375%, due 02/23/18[4]	EUR	100,000	144,349
Total Denmark corporate notes			676,116

France—0.82%
Aeroports de Paris
3.875%, due 02/15/22	EUR	100,000	140,340
Alstom SA
4.000%, due 09/23/14	EUR	100,000	142,949
Areva SA
3.875%, due 09/23/16	EUR	100,000	137,905
ASF
7.375%, due 03/20/19	EUR	50,000	84,093
AXA SA
4.500%, due 01/23/15	EUR	50,000	71,983
5.250%, due 04/16/40[8]	EUR	100,000	111,593
Bouygues SA
3.641%, due 10/29/19	EUR	100,000	136,697
Carrefour SA
3.875%, due 04/25/21	EUR	50,000	64,271
Casino Guichard-Perrachon SA
4.379%, due 02/08/17	EUR	200,000	274,940
Cie de St-Gobain
4.500%, due 09/30/19	EUR	110,000	153,999
CNP Assurances
6.875%, due 09/30/41[8]	EUR	100,000	105,203
Compagnie de Financement Foncier
2.125%, due 04/22/13[9]		300,000	299,473
Credit Agricole SA
3.900%, due 04/19/21	EUR	100,000	113,311
Electricite de France
6.250%, due 01/25/21	EUR	100,000	167,443
France Telecom SA
3.375%, due 09/16/22	EUR	50,000	66,645
4.125%, due 01/23/19	EUR	100,000	145,531
8.125%, due 01/28/33		50,000	93,637
GDF Suez
3.500%, due 10/18/22	EUR	100,000	136,301
Lafarge SA
5.375%, due 11/29/18[13]	EUR	65,000	83,574
8.875%, due 05/27/14[13]	EUR	60,000	89,101
Lagardere SCA
4.875%, due 10/06/14	EUR	50,000	68,870
PPR
3.750%, due 04/08/15	EUR	170,000	238,923
RCI Banque SA
3.250%, due 01/17/14[4]	EUR	30,000	41,195

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
France—(concluded)
4.000%, due 01/25/16	EUR	50,000	66,776
Schneider Electric SA
3.750%, due 07/12/18	EUR	100,000	141,724
Societe Fonciere Lyonnaise SA
4.625%, due 05/25/16	EUR	100,000	135,676
Societe Generale SA
3.750%, due 08/21/14	EUR	150,000	207,042
4.750%, due 03/02/21	EUR	100,000	133,428
9.375%, due 09/04/19[8,12]	EUR	50,000	60,018
Suez Environnement Co.
4.125%, due 06/24/22	EUR	50,000	71,728
4.820%, due 09/12/15[8,12]	EUR	50,000	65,567
Unibail-Rodamco SE
3.375%, due 03/11/15	EUR	90,000	126,499
Veolia Environnement
5.250%, due 04/24/14	EUR	160,000	236,804
Vivendi SA
4.250%, due 12/01/16	EUR	50,000	72,096
Total France corporate notes			4,285,335

Germany—0.18%
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	118,955
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[8,12]	EUR	100,000	118,876
RWE AG
4.625%, due 09/28/15[8,12]	EUR	75,000	97,810
Thyssenkrupp AG
8.000%, due 06/18/14	EUR	120,000	183,032
Volkswagen Leasing GmbH
2.250%, due 11/10/14	EUR	200,000	276,602
2.750%, due 07/13/15	EUR	100,000	139,912
Total Germany corporate notes			935,187

Ireland—0.29%
Ardagh Glass Finance PLC
9.250%, due 07/01/16[4]	EUR	50,000	71,952
Banesto Financial Product PLC
4.000%, due 05/08/12	EUR	60,000	83,258
Bord Gais Eireann
5.750%, due 06/16/14	EUR	50,000	66,589
GE Capital European Funding
2.875%, due 09/17/15	EUR	40,000	56,167
3.750%, due 04/04/16	EUR	100,000	141,949
5.250%, due 01/31/13	EUR	200,000	287,000
6.000%, due 01/15/19	EUR	150,000	229,576
LeasePlan Finance N.V.
3.750%, due 03/18/13	EUR	60,000	83,530
Smurfit Kappa Acquisitions
7.250%, due 11/15/17[4]	EUR	60,000	85,098

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Ireland—(concluded)
The Governor & Co. of the Bank of Ireland
2.750%, due 03/02/12[10,11]		180,000	175,081
4.625%, due 04/08/13	EUR	20,000	24,215
Vimpel Communications
7.748%, due 02/02/21[9]		200,000	192,000
Total Ireland corporate notes			1,496,415

Italy—0.34%
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24	EUR	50,000	65,891
Atlantia SpA
5.625%, due 05/06/16	EUR	110,000	161,939
Banco Popolare SC
4.000%, due 04/06/13	EUR	100,000	133,690
6.000%, due 11/05/20	EUR	70,000	75,429
Enel SpA
5.250%, due 01/14/15	EUR	230,000	328,532
ENI SpA
3.500%, due 01/29/18	EUR	50,000	68,398
Intesa Sanpaolo SpA
3.375%, due 01/19/15	EUR	50,000	65,475
5.750%, due 05/28/18[8]	EUR	150,000	182,790
8.375%, due 10/14/19[8,12]	EUR	50,000	51,197
Telecom Italia SpA
6.750%, due 03/21/13	EUR	80,000	114,024
8.250%, due 03/21/16	EUR	60,000	90,938
UniCredit SpA
4.250%, due 07/31/18	EUR	100,000	131,449
5.250%, due 04/30/23[4]	EUR	100,000	136,139
6.125%, due 04/19/21	EUR	130,000	156,832
Total Italy corporate notes			1,762,723

Jersey—0.09%
ASIF III Jersey Ltd.
4.750%, due 09/11/13	EUR	50,000	69,184
BAA Funding Ltd.
3.975%, due 02/15/12[4]	EUR	90,000	124,832
4.125%, due 10/12/16	EUR	50,000	69,852
HSBC Capital Funding LP
5.130%, due 03/29/16[8,12]	EUR	60,000	72,096
5.369%, due 03/24/14[8,12]	EUR	100,000	123,149
Total Jersey corporate notes			459,113

Luxembourg—0.39%
ArcelorMittal
8.250%, due 06/03/13	EUR	50,000	74,116
9.375%, due 06/03/16	EUR	50,000	78,899
Fiat Finance & Trade Ltd. SA
9.000%, due 07/30/12	EUR	60,000	85,637
Fiat Industrial Finance Europe SA
6.250%, due 03/09/18	EUR	100,000	127,646
Finmeccanica Finance
5.750%, due 12/12/18	EUR	60,000	83,472

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Luxembourg—(concluded)
FMC Finance VII SA
5.250%, due 02/15/21[4]	EUR	60,000	82,607
Gazprom (Gaz Capital SA)
8.125%, due 02/04/15	EUR	50,000	77,487
9.250%, due 04/23/19[4]		250,000	310,000
Intelsat Jackson Holdings SA
7.250%, due 04/01/19[9]		400,000	402,000
11.250%, due 06/15/16		100,000	105,500
Wind Acquisition Finance SA
7.250%, due 02/15/18[9]		400,000	386,000
7.375%, due 02/15/18[4]	EUR	100,000	130,068
Zinc Capital SA
8.875%, due 05/15/18[4]	EUR	100,000	106,545
Total Luxembourg corporate notes			2,049,977

Mexico—0.21%
America Movil SAB de C.V.
3.750%, due 06/28/17	EUR	100,000	141,455
4.125%, due 10/25/19	EUR	100,000	142,290
BBVA Bancomer SA Texas
7.250%, due 04/22/20[9]		325,000	336,375
Cemex SAB de C.V.
5.369%, due 09/30/15[8,9]		390,000	288,600
Geo Maquinaria
9.625%, due 05/02/21[9]		199,250	178,329
Total Mexico corporate notes			1,087,049

Netherlands—0.91%
ABN Amro Bank N.V.
3.625%, due 10/06/17	EUR	110,000	148,843
4.250%, due 04/11/16	EUR	100,000	141,324
6.375%, due 04/27/21	EUR	100,000	135,271
Allianz Finance II BV
4.750%, due 07/22/19	EUR	50,000	74,467
5.750%, due 07/08/41[8]	EUR	100,000	123,881
6.125%, due 05/31/22[8]	EUR	100,000	137,678
BMW Finance N.V.
3.625%, due 01/29/18	EUR	100,000	142,402
4.000%, due 09/17/14	EUR	100,000	146,299
Conti-Gummi Finance BV
7.500%, due 09/15/17[4]	EUR	50,000	70,915
Daimler International Finance BV
7.875%, due 01/16/14	EUR	170,000	264,467
Deutsche Telekom International Finance BV
6.000%, due 01/20/17	EUR	100,000	159,073
E.ON International Finance BV
4.875%, due 01/28/14	EUR	50,000	73,810
5.250%, due 09/08/15	EUR	40,000	61,476
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/25/16[8,12]	EUR	50,000	59,880
Elsevier Finance (ELM BV)
6.500%, due 04/02/13	EUR	50,000	73,123

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	141,541
Eureko BV
7.375%, due 06/16/14	EUR	50,000	74,584
HeidelbergCement Finance BV
8.000%, due 01/31/17	EUR	90,000	132,939
ING Bank N.V.
2.500%, due 01/14/16[9]		600,000	602,849
3.375%, due 03/03/15	EUR	120,000	165,651
4.625%, due 03/15/19[8]	EUR	60,000	76,255
KBC IFIMA N.V.
3.875%, due 03/31/15	EUR	90,000	120,175
4.375%, due 10/26/15	EUR	100,000	134,990
Koninklijke KPN N.V.
4.750%, due 01/17/17	EUR	120,000	178,711
LeasePlan Corp. N.V.
3.875%, due 09/16/15	EUR	50,000	68,369
Linde Finance BV
7.375%, due 07/14/66[8]	EUR	60,000	89,871
Metro AG
4.250%, due 02/22/17	EUR	100,000	143,072
Metro Finance BV
9.375%, due 11/28/13	EUR	50,000	78,536
OI European Group BV
6.750%, due 09/15/20[4]	EUR	100,000	136,986
Portugal Telecom International Finance BV
3.750%, due 03/26/12	EUR	100,000	137,404
Rabobank Nederland
3.500%, due 10/17/18	EUR	96,000	132,956
8.375%, due 07/26/16[8,12]		110,000	111,100
RWE Finance BV
4.625%, due 07/23/14	EUR	100,000	147,797
Schlumberger Finance BV
2.750%, due 12/01/15	EUR	50,000	70,879
SNS Bank N.V.
3.625%, due 07/18/13	EUR	10,000	13,428
Telefonica Europe BV
5.875%, due 02/14/33	EUR	50,000	66,223
Ziggo Bond Co.
8.000%, due 05/15/18[4]	EUR	60,000	84,682
Ziggo Finance BV
6.125%, due 11/15/17[4]	EUR	50,000	70,223
Total Netherlands corporate notes			4,792,130

New Zealand—0.06%
Westpac Securities NZ Ltd.
3.875%, due 03/20/17	EUR	220,000	305,177

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Norway—0.61%
DnB NOR Bank ASA
4.375%, due 02/24/21[4]	EUR	110,000	155,264
DnB NOR Boligkreditt
2.100%, due 10/14/15[9]	1,200,000		1,212,035
2.900%, due 03/29/16[9]	800,000		831,369
Nordea Eiendomskreditt AS
1.875%, due 04/07/14[9]	200,000		201,764
Sparebank 1 Boligkreditt AS
2.625%, due 05/27/16[9]	800,000		813,581
Total Norway corporate notes			3,214,013

Spain—0.27%
Banco Bilbao Vizcaya Argentaria SA
4.250%, due 03/30/15	EUR	50,000	68,723
BBVA Senior Finance SA
3.250%, due 04/23/15	EUR	100,000	131,254
Gas Natural Capital
4.125%, due 01/26/18	EUR	100,000	131,815
Iberdrola Finanzas SAU
3.875%, due 02/10/14	EUR	100,000	139,375
4.625%, due 04/07/17	EUR	100,000	138,955
4.875%, due 03/04/14	EUR	100,000	142,378
Santander International Debt SA
3.500%, due 08/12/14	EUR	100,000	134,859
Santander Issuances
5.435%, due 10/24/17[8]	EUR	150,000	176,390
Telefonica Emisiones SAU
3.661%, due 09/18/17	EUR	50,000	65,402
4.375%, due 02/02/16	EUR	100,000	138,918
5.580%, due 06/12/13	EUR	100,000	143,786
Total Spain corporate notes			1,411,855

Sweden—0.35%
Akzo Nobel Sweden Finance AB
7.750%, due 01/31/14[13]	EUR	100,000	153,861
Nordea Bank AB
3.750%, due 02/24/17	EUR	90,000	126,759
6.250%, due 09/10/18[8]	EUR	100,000	142,549
Sandvik AB
6.875%, due 02/25/14	EUR	50,000	76,302
Skandinaviska Enskilda Banken AB
2.500%, due 09/01/15	EUR	100,000	134,625
9.250%, due 03/13/15[8,12]	EUR	100,000	145,753
Stadshypotek AB
1.450%, due 09/30/13[9]		400,000	402,453
Svenska Handelsbanken AB
4.375%, due 10/20/21	EUR	100,000	142,478
4.875%, due 03/25/14	EUR	90,000	131,328
Swedbank Hypotek AB
0.813%, due 03/28/14[8,9]		200,000	200,241

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
Sweden—(concluded)
TeliaSonera AB
3.875%, due 10/01/25	EUR	50,000	68,524
Volvo Treasury AB
9.875%, due 02/27/14	EUR	60,000	95,568
Total Sweden corporate notes			1,820,441

Switzerland—0.05%
Credit Suisse AG Guernsey
5.860%, due 05/15/17[8,12]		150,000	129,750
Credit Suisse London
4.750%, due 08/05/19	EUR	80,000	114,237
Total Switzerland corporate notes			243,987

United Arab Emirates—0.03%
Dolphin Energy Ltd.
5.888%, due 06/15/19[9]		150,212	163,926

United Kingdom—1.03%
Anglian Water Services Financing PLC
4.625%, due 10/07/13	EUR	80,000	116,153
Anglo American Capital PLC
4.375%, due 12/02/16	EUR	60,000	86,501
Aviva PLC
5.250%, due 10/02/23[8]	EUR	60,000	81,362
5.700%, due 09/29/15[8,12]	EUR	40,000	43,725
Bank of Scotland PLC
5.000%, due 11/21/11[9]		800,000	801,496
5.250%, due 02/21/17[9]		200,000	213,727
Barclays Bank PLC
5.250%, due 05/27/14	EUR	150,000	216,748
6.000%, due 01/23/18	EUR	60,000	78,727
Brambles Finance PLC
4.625%, due 04/20/18	EUR	100,000	144,729
British Telecommunications PLC
6.125%, due 07/11/14	EUR	50,000	75,442
Experian Finance PLC
4.750%, due 02/04/20	EUR	50,000	73,238
FCE Bank PLC
4.750%, due 01/19/15	EUR	100,000	137,678
Hammerson PLC
4.875%, due 06/19/15	EUR	110,000	157,275
HSBC Bank PLC
3.125%, due 11/15/17	EUR	150,000	203,430
3.750%, due 11/30/16	EUR	100,000	141,463
HSBC Holdings PLC
6.000%, due 06/10/19	EUR	65,000	93,024
Imperial Tobacco Finance PLC
4.500%, due 07/05/18	EUR	100,000	144,910
7.250%, due 09/15/14	EUR	150,000	232,771
LBG Capital No. 2 PLC, Series 22
15.000%, due 12/21/19	EUR	50,000	80,947

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Legal & General Group PLC
4.000%, due 06/08/25[8]	EUR	50,000	59,153
Lloyds TSB Bank PLC
6.250%, due 04/15/14	EUR	160,000	230,664
6.500%, due 03/24/20	EUR	90,000	106,765
Mondi Finance Ltd.
5.750%, due 04/03/17	EUR	60,000	85,681
National Grid PLC
6.500%, due 04/22/14	EUR	100,000	152,418
Nationwide Building Society
3.750%, due 01/20/15	EUR	50,000	69,079
6.750%, due 07/22/20	EUR	60,000	69,503
Rexam PLC
4.375%, due 03/15/13	EUR	110,000	155,611
Royal Bank of Scotland PLC
4.875%, due 01/20/17	EUR	170,000	225,241
6.000%, due 05/10/13	EUR	90,000	120,616
SABMiller PLC
4.500%, due 01/20/15	EUR	50,000	73,164
Scottish & Southern Energy PLC
5.025%, due 10/01/15[8,12]	EUR	50,000	65,553
6.125%, due 07/29/13	EUR	80,000	118,506
Standard Chartered PLC
5.750%, due 04/30/14	EUR	100,000	147,290
Tesco PLC
3.375%, due 11/02/18	EUR	100,000	141,030
United Utilities Water PLC
4.250%, due 01/24/20	EUR	50,000	72,952
Virgin Media Finance PLC
9.500%, due 08/15/16		250,000	278,750
Vodafone Group PLC
4.750%, due 06/14/16	EUR	80,000	121,758
Total United Kingdom corporate notes			5,417,080

United States—3.06%
ACCO Brands Corp.
10.625%, due 03/15/15	175,000		192,938
AES Corp.
7.375%, due 07/01/21[10,11]	100,000		107,000
Ashtead Capital, Inc.
9.000%, due 08/15/16[9]	150,000		156,000
Bank of America Corp.
4.750%, due 04/03/17	EUR	100,000	129,673
5.125%, due 09/26/14	EUR	100,000	137,140
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19[9]	125,000		123,750
Capital One Capital III
7.686%, due 08/15/36	401,000		397,992
Case New Holland, Inc.
7.750%, due 09/01/13	125,000		133,125

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
United States—(continued)
Casella Waste Systems, Inc.
11.000%, due 07/15/14		150,000	162,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, due 01/15/19		150,000	155,625
Charter Communications Operating LLC/Charter Communications Operating Capital
10.875%, due 09/15/14[9,13]		100,000	107,750
CHS/Community Health Systems
8.875%, due 07/15/15		375,000	383,906
Citigroup Capital XXI
8.300%, due 12/21/57[8]		435,000	439,350
Citigroup, Inc.
4.000%, due 11/26/15	EUR	100,000	136,928
4.750%, due 05/31/17[8]	EUR	90,000	106,457
7.375%, due 06/16/14	EUR	230,000	345,332
CommScope, Inc.
8.250%, due 01/15/19[9]		150,000	147,750
CVS Caremark Corp.
6.302%, due 06/01/37[8]		395,000	383,644
Enterprise Products Operating LLC
8.375%, due 08/01/66[8]		200,000	207,000
Equinix, Inc.
7.000%, due 07/15/21		250,000	266,250
Ford Motor Co.
7.450%, due 07/16/31		425,000	505,750
Fresenius Medical Care US Finance, Inc.
6.500%, due 09/15/18[9]		50,000	52,500
Frontier Communications Corp.
8.250%, due 04/15/17		625,000	667,187
GE Capital Trust II
5.500%, due 09/15/67[4,8]	EUR	50,000	58,807
HCA, Inc.
7.500%, due 02/15/22		350,000	357,000
7.875%, due 02/15/20		125,000	135,938
HSBC Finance Corp.
3.750%, due 11/04/15	EUR	100,000	136,954
Huntsman International LLC
5.500%, due 06/30/16		90,000	89,100
HVB Funding Trust VIII
7.055%, due 03/28/12[8,12]	EUR	55,000	65,068
ING Capital Funding Trust III
3.969%, due 12/31/11[8,12]		150,000	127,084
IPALCO Enterprises, Inc.
5.000%, due 05/01/18[9]		100,000	101,500
JP Morgan Chase & Co.
6.125%, due 04/01/14	EUR	200,000	296,868
JP Morgan Chase Bank N.A.
4.625%, due 05/31/17[8]	EUR	150,000	189,928
Kraft Foods, Inc.
6.250%, due 03/20/15	EUR	50,000	76,938

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(continued)
United States—(continued)
Lyondell Chemical Co.
11.000%, due 05/01/18		300,000	334,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.750%, due 04/15/18		50,000	56,250
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	54,272
4.875%, due 05/30/14	EUR	100,000	134,161
MetLife Global Funding I
4.625%, due 05/16/17	EUR	50,000	71,410
Morgan Stanley
4.000%, due 11/17/15	EUR	255,000	333,771
4.500%, due 02/23/16	EUR	100,000	132,047
National City Preferred Capital Trust I
12.000%, due 12/10/12[8,12]		325,000	337,239
Newfield Exploration Co.
5.750%, due 01/30/22		100,000	106,000
7.125%, due 05/15/18		100,000	106,500
Nextel Communications, Inc.,
Series C
5.950%, due 03/15/14		500,000	477,500
Series E
6.875%, due 10/31/13		500,000	493,750
Nielsen Finance LLC/Nielsen Finance Co.
11.500%, due 05/01/16		216,000	247,860
Pemex Project Funding Master Trust
6.375%, due 08/05/16[4]	EUR	80,000	119,275
Plains Exploration & Production Co.
7.625%, due 06/01/18		250,000	267,500
Plastipak Holdings, Inc.
8.500%, due 12/15/15[9]		75,000	76,125
ProLogis LP
1.875%, due 11/15/37		175,000	170,625
Puget Sound Energy, Inc., Series A
6.974%, due 06/01/67[8]		150,000	148,656
Qwest Communications International, Inc.
8.000%, due 10/01/15		225,000	243,000
Regency Energy Partners LP/Regency Energy Finance Corp.
9.375%, due 06/01/16		250,000	277,500
Regions Bank
7.500%, due 05/15/18		250,000	244,375
Regions Financial Corp.
5.750%, due 06/15/15		125,000	120,313
Rensselaer Polytechnic Institute
5.600%, due 09/01/20		375,000	426,105
Reynolds Group Issuance/Reynold
6.875%, due 02/15/21[9]		250,000	252,500
8.250%, due 02/15/21[9]		100,000	91,750
8.750%, due 10/15/16[4,13]	EUR	60,000	85,928
Roche Holdings, Inc.
6.500%, due 03/04/21	EUR	130,000	230,092

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Corporate notes—(concluded)
United States—(concluded)
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000%, due 07/15/17[9]		175,000	195,125
SandRidge Energy, Inc.
7.500%, due 03/15/21[9]		400,000	386,000
SLM Corp.
3.125%, due 09/17/12	EUR	50,000	67,980
Sprint Capital Corp.
6.900%, due 05/01/19		400,000	333,000
8.375%, due 03/15/12		125,000	126,250
Swiss Re Treasury (US)
7.000%, due 05/19/14	EUR	50,000	75,923
Tenet Healthcare Corp.
9.000%, due 05/01/15		250,000	265,625
The Procter & Gamble Co.
4.875%, due 05/11/27	EUR	75,000	117,889
US Bank N.A.
4.375%, due 02/28/17[8]	EUR	100,000	127,992
Wachovia Corp.
4.375%, due 08/01/16	EUR	300,000	430,441
4.375%, due 11/27/18	EUR	50,000	63,897
Wal-Mart Stores, Inc.
4.875%, due 09/21/29	EUR	60,000	93,083
Windstream Corp.
7.750%, due 10/01/21		400,000	417,000
ZFS Finance USA Trust IV
5.875%, due 05/09/32[8,10,11]		500,000	485,000
Zurich Finance (USA), Inc.
5.750%, due 10/02/23[8]	EUR	80,000	110,698
Total United States corporate notes			16,014,764

Venezuela—0.02%
Petroleos de Venezuela SA
5.250%, due 04/12/17		60,000	36,750
8.500%, due 11/02/17[4]		100,000	73,000
Total Venezuela corporate notes			109,750
Total corporate notes (cost—$49,614,150)			50,096,375

Structured note—0.12%
Brazil—0.12%
HSBC Bank USA 6.000%, due 08/15/40[8] (linked to Nota do Tesouro Nacional, 6.000%, due 08/15/40) (cost—$564,598)	BRL	490,000	632,770

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Municipal bonds and notes—0.52%
United States—0.52%
Brazos Higher Education Authority, Series I-A-2
0.518% , due 06/27/22[8]		618,296	617,912
California (Build America Bonds)
7.625% , due 03/01/40		300,000	372,732
Illinois (Build America Bonds)
7.350% , due 07/01/35		225,000	253,532
Illinois Taxable Pension
5.100% , due 06/01/33		125,000	113,374
Pennsylvania Higher Education Assistance Agency Student Loan Revenue, Series 2, Class A-1
1.018% , due 04/25/19[8]		352,552	352,781
South Carolina Student Loan Corp. Education Loan Revenue, Series A-1
0.426% , due 12/03/18[8]		1,036,477	1,020,661
Total municipal bonds and notes (cost—$2,633,140)			2,730,992

Non-US government obligations—2.97%
Argentina—0.09%
Argentina Government Bond
0.010%, due 12/15/35[14]	EUR	2,450,000	466,134

Australia—0.26%
Australia Index Linked Government Bond
3.000%, due 09/20/25	AUD	360,000	447,609
4.000%, due 08/20/20	AUD	500,000	925,572
Total Australia			1,373,181

Colombia—0.05%
Colombia Government International Bond
4.375%, due 07/12/21		260,000	273,000

Germany—0.09%
Bundesrepublik Deutschland
6.250%, due 01/04/24	EUR	120,000	233,144
Series 07
4.250%, due 07/04/17	EUR	25,000	40,008
Series 98
4.750%, due 07/04/28	EUR	100,000	174,402
Total Germany			447,554

Ivory Coast—0.04%
Ivory Coast Government International Bond
2.500%, due 12/31/32[4,10,15]		415,000	225,137

Malaysia—0.41%
Bank Negara Malaysia Monetary Notes
2.880%, due 12/06/11[16]	MYR	1,750,000	568,848
2.880%, due 12/13/11[16]	MYR	900,000	292,382

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Non-US government obligations—(concluded)
Malaysia—(concluded)
Malaysia Government Bond
3.434%, due 08/15/14	MYR	3,950,000	1,297,977
Total Malaysia			2,159,207

Mexico—1.54%
Mexican Bonos
6.500%, due 06/10/21	MXN	21,400,000	1,646,343
7.500%, due 06/03/27	MXN	21,000,000	1,676,644
8.500%, due 05/31/29	MXN	19,300,000	1,649,616
9.000%, due 06/20/13	MXN	15,715,700	1,260,685
10.000%, due 12/05/24	MXN	18,422,100	1,813,942
Total Mexico			8,047,230

Qatar—0.10%
State of Qatar
5.250%, due 01/20/20[9]	470,000		521,112

South Africa—0.32%
South Africa Government Bond
6.750%, due 03/31/21	ZAR	3,885,000	453,396
7.250%, due 01/15/20	ZAR	1,610,000	195,853
10.500%, due 12/21/26	ZAR	6,700,000	1,003,273
Total South Africa			1,652,522

Venezuela—0.07%
Venezuela Government International Bond
7.750%, due 10/13/19[4]	130,000		90,350
8.250%, due 10/13/24[4]	270,000		173,475
9.000%, due 05/07/23[4]	110,000		75,350
9.250%, due 05/07/28[4]	40,000		26,700
Total Venezuela			365,875
Total non-US government obligations (cost—$16,046,943)			15,530,952

Time deposits—5.59%
BNP Paribas
0.150%, due 11/01/11	1,947,648		1,947,648
ING Bank N.V.
0.050%, due 11/01/11	4,847,156		4,847,156

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Face amount[7]		Value ($)
Time deposits—(concluded)
JPMorgan Chase
0.010%, due 11/01/11	3,773,821		3,773,821
Lloyds Bank London
0.060%, due 11/01/11	2,050,110		2,050,110
Rabobank Nederland N.V.
0.040%, due 11/01/11	9,839,612		9,839,612
0.050%, due 11/01/11	4,805,277		4,805,277
Societe Generale, Cayman Islands
0.210%, due 11/01/11	1,996,832		1,996,832
Total time deposits (cost—$29,260,456)			29,260,456

Short-term US government obligations[17]—17.49%
US Treasury Bills
0.035%, due 02/16/12	31,150,000		31,145,359
0.055%, due 03/08/12[1]	52,353,000		52,348,340
0.020%, due 03/22/12[1]	8,000,000		7,998,896
Total short-term US government obligations (cost—$91,488,739)			91,492,595

Repurchase agreement—14.22%
Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $73,841,947 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14 and $1,823,050 US Treasury Notes, 1,375% due 11/30/15; (value—$75,868,480); proceeds: $74,380,021 (cost—$74,380,000)	74,380,000		74,380,000

	Number of contracts/Notional amount
Options purchased—0.76%
Call options purchased—0.61%
Euro Stoxx 50 Index, strike @ 2,300, expires 12/16/11	150		332,711
GBP Call/EUR Put, strike @ EUR 1.33, expires 11/07/11	GBP	7,800,000	0
S&P 500 Index, strike @ 1,140, expires 11/19/11	30		350,700
S&P 500 Index, strike @ 1,150, expires 12/17/11	1		12,705
S&P 500 Index, strike @ 1,155, expires 12/17/11	14		159,320
S&P 500 Index, strike @ 1,160, expires 12/17/11	13		142,610
S&P 500 Index, strike @ 1,190, expires 11/19/11	30		252,900
S&P 500 Index, strike @ 1,200, expires 12/17/11	105		900,900
S&P 500 Index, strike @ 1,205, expires 12/17/11	11		82,390
S&P 500 Index, strike @ 1,250, expires 12/17/11	6		25,800
USD Call/JPY Put, strike @ JPY 86, expires 12/10/15	1,000,000		48,205
USD Call/JPY Put, strike @ JPY 88, expires 05/16/14	1,250,000		37,339
USD Call/JPY Put, strike @ JPY 94, expires 08/15/13	11,700,000		132,759

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of contracts/Notional amount		Value ($)
Options purchased—(concluded)
Call options purchased—(concluded)
3 month EURIBOR[18] Interest Rate Swap, strike @ 2.600%, expires 09/12/13 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 11/12/18[10]	EUR	2,500,000	81,771
3 month EURIBOR[18] Interest Rate Swap, strike @ 2.600%, expires 11/01/13 (counterparty: Royal Bank of Scotland PLC; receive floating rate); underlying swap terminates 05/11/18[10]	EUR	19,150,000	632,203
Total call options purchased			3,192,313

Put options purchased—0.15%
GBP Put/EUR Call, strike @ EUR 1.19, expires 11/07/11	GBP	7,800,000	344,491
S&P 500 Index, strike @ 850, expires 12/17/11	151		17,365
S&P 500 Index, strike @ 1,050, expires 12/17/11	151		129,860
S&P 500 Index, strike @ 1,100, expires 11/19/11	61		21,960
S&P 500 Index, strike @ 1,125, expires 12/17/11	38		57,190
S&P 500 Index, strike @ 1,140, expires 11/19/11	30		18,090
S&P 500 Index, strike @ 1,190, expires 11/19/11	30		36,000
S&P 500 Index, strike @ 1,260, expires 12/17/11	34		146,271
Total put options purchased			771,227
Total options purchased (cost—$5,064,248)			3,963,540
Total investments before investments sold short (cost—$527,449,040)—100.39%			525,281,262

	Number of shares
Investments sold short—(4.55)%
Common stocks—(4.55)%
Australia—(0.15)%
Echo Entertainment Group Ltd.	(170,327)		(659,998)
Insurance Australia Group Ltd.	(31,764)		(103,787)
Total Australia common stocks			(763,785)

Austria—(0.05)%
Telekom Austria AG	(13,492)		(153,395)
Verbund AG	(4,608)		(133,782)
Total Austria common stocks			(287,177)

Canada—(0.25)%
Ivanhoe Mines Ltd.	(34,695)		(710,086)
Tourmaline Oil Corp.	(17,600)		(585,166)
Total Canada common stocks			(1,295,252)

Finland—(0.03)%
Outokumpu Oyj	(21,107)		(177,814)

France—(0.37)%
Groupe Eurotunnel SA	(30,232)		(271,764)
Iliad SA	(8,489)		(991,770)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
France—(concluded)
Vallourec SA	(11,036)	(668,310)
		(1,931,844)
Germany—(0.29)%
Deutsche Boerse AG	(17,204)	(949,231)
Hochtief AG	(7,597)	(551,230)
Total Germany common stocks		(1,500,461)

Italy—(0.14)%
Banco Popolare Society Cooperativa	(110,666)	(164,573)
Enel Green Power SpA	(254,048)	(580,932)
Total Italy common stocks		(745,505)

Japan—(0.98)%
Daiwa Securities Group, Inc.	(240,000)	(839,738)
Mitsui Fudosan Co. Ltd.	(46,000)	(760,789)
NGK Insulators Ltd.	(54,000)	(622,261)
NKSJ Holdings, Inc.	(53,750)	(1,080,596)
Senshu Ikeda Holdings, Inc.	(371,900)	(542,840)
The Dai-ichi Life Insurance Co. Ltd.	(835)	(946,081)
Tohoku Electric Power Co., Inc.	(10,500)	(115,965)
Tokyo Steel Manufacturing Co. Ltd.	(24,200)	(203,535)
Total Japan common stocks		(5,111,805)

Jersey—(0.15)%
Glencore International PLC	(112,376)	(784,030)

Netherlands—(0.34)%
Koninklijke Philips Electronics NV	(50,270)	(1,041,124)
Nielsen Holdings NV	(1,500)	(44,025)
TNT Express NV	(85,170)	(719,416)
Total Netherlands common stocks		(1,804,565)

Norway—(0.06)%
Norsk Hydro ASA	(63,875)	(330,827)

Portugal—(0.08)%
Jeronimo Martins, SGPS SA	(22,963)	(394,895)

Spain—(0.02)%
Distribuidora Internacional de Alimentacion SA	(24,565)	(111,712)

Sweden—(0.11)%
SKF AB, B Shares	(25,608)	(565,209)

Switzerland—(0.22)%
Swiss Re AG	(21,062)	(1,152,010)

United Kingdom—(0.42)%
Aggreko PLC	(25,962)	(709,833)
Lloyds Banking Group PLC	(1,009,540)	(520,029)
Tullow Oil PLC	(43,503)	(976,497)
Total United Kingdom common stocks		(2,206,359)

United States—(0.89)%
Cree, Inc.	(18,500)	(492,840)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Fastenal Co.	(21,600)	(822,744)
Ford Motor Co.	(63,700)	(744,016)
HCA Holdings, Inc.	(1,900)	(44,555)
Human Genome Sciences, Inc.	(24,700)	(253,422)
Las Vegas Sands Corp.	(14,000)	(657,300)
ProLogis, Inc.	(12,100)	(360,096)
Range Resources Corp.	(10,000)	(688,400)
Vulcan Materials Co.	(19,100)	(597,639)
Total United States common stocks		(4,661,012)
Total investments sold short (proceeds—$25,859,243)—(4.55)%		(23,824,262)
Other assets in excess of liabilities—4.16%		21,770,900
Net assets—100.00%		523,227,900

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,445,723
Gross unrealized depreciation	(18,613,501)
Net unrealized depreciation	$(2,167,778)

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2	Security is traded on the Amsterdam Exchange.
3	Security is traded on the NASDAQ Exchange.
4

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At October 31, 2011, the value of these securities amounted to 0.70% of net assets.

5	Security is traded on the London Exchange.
6	Security is traded on the over-the-counter (“OTC”) market.
7	In US Dollars unless otherwise indicated.
8	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically.
9

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.23% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10	Illiquid securities representing 1.26% of net assets as of October 31, 2011.
11

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.22% of net assets as of October 31, 2011, are considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

12	Perpetual bond security. The maturity date reflects the next call date.
13	Step bond that converts to the noted fixed rate at a designated future date.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

14	GDP-linked bond.
15	Bond interest in default.
16	Zero coupon bond. The interest rate represents annualized yield at date of purchase.
17	Rate shown is the discount rate at date of purchase.
18	3 Month EURIBOR at October 31, 2011 was 1.591%.

ADR	American Depositary Receipt
ADS	American Depositary Shares
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2011.
AUD	Australian Dollar
BRL	Brazilian Real
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Written options

					Unrealized
Number of		Expiration	Premiums	Current	appreciation
contracts	Call options written	date	received ($)	value ($)	(depreciation) ($)
38	S&P 500 Index, strike @ 1,125	12/17/11	265,920	(558,106)	(292,186)
34	S&P 500 Index, strike @ 1,260	12/17/11	149,529	(149,529)	—
227	S&P 500 Index, strike @ 1,275	12/17/11	491,905	(685,540)	(193,635)
			907,354	(1,393,175)	(485,821)

	Put options written
150	Euro Stoxx 50 Index, strike @ 2,100	12/17/11	288,181	(60,399)	227,782
1	S&P 500 Index, strike @ 1,150	12/17/11	7,698	(1,700)	5,998
14	S&P 500 Index, strike @ 1,155	12/17/11	103,571	(22,960)	80,611
13	S&P 500 Index, strike @ 1,160	12/17/11	96,173	(21,320)	74,853
105	S&P 500 Index, strike @ 1,200	12/17/11	556,280	(325,500)	230,780
11	S&P 500 Index, strike @ 1,205	12/17/11	59,377	(27,500)	31,877
6	S&P 500 Index, strike @ 1,250	12/17/11	29,987	(28,800)	1,187
			1,141,267	(488,179)	653,088
			2,048,621	(1,881,354)	167,267

Written option activity for the three months ended October 31, 2011 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2011	572	880,357
Options written	1,967	4,921,805
Options terminated in closing purchase transactions	(1,612)	(3,073,262)
Options expired prior to exercise	(328)	(680,279)
Options outstanding at October 31, 2011	599	2,048,621

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Swaptions and foreign exchange written options

Notional				Pay/receive				Unrealized
amount				floating	Expiration	Premiums	Current	appreciation
(000)		Call options written	Counterparty	rate	date	received ($)	value ($)	(depreciation) ($)
EUR	1,000	3 Month EURIBOR[18] Interest Rate Swap, strike @ 2.70%; terminating 11/12/23[10]	Royal Bank of Scotland PLC	Pay	09/12/13	14,536	(47,457)	(32,921)
GBP	7,800	GBP Call/EUR Put, strike @ EUR 1.333	BNP Paribas	n/a	11/07/11	90,594	—	90,594
						105,130	(47,457)	57,673

		Put options written
EUR	10,200	3 Month EURIBOR[18] Interest Rate Swap, strike @ 2.70%; terminating 05/11/23[10]	Royal Bank of Scotland PLC	Receive	11/01/13	389,298	(481,694)	(92,396)
GBP	7,800	GBP Put/EUR Call, strike @ EUR 1.19	BNP Paribas	n/a	11/07/11	470,464	(344,491)[10]	125,973
USD	3,100	3 Month USD LIBOR[19] Interest Rate Swap, strike @ 2.400%; terminating 10/02/42[10]	Barclays Bank PLC	Receive	09/28/12	158,100	(102,499)	55,601
USD	3,100	3 Month USD LIBOR[19] Interest Rate Swap, strike @ 2.400%; terminating 10/02/42[10]	Barclays Bank PLC	Receive	09/28/12	164,920	(102,499)	62,421
USD	3,100	3 Month USD LIBOR[19] Interest Rate Swap, strike @ 2.400%; terminating 10/05/42[10]	Barclays Bank PLC	Receive	10/03/12	175,150	(103,861)	71,289
USD	1,000	USD Put/JPY Call, strike @ JPY 68	Royal Bank of Scotland PLC	n/a	12/10/15	84,275	(78,002)	6,273
USD	1,250	USD Put/JPY Call, strike @ JPY 71	Barclays Bank PLC	n/a	05/16/14	67,475	(71,190)	(3,715)
USD	11,700	USD Put/JPY Call, strike @ JPY 75	Royal Bank of Scotland PLC	n/a	08/15/13	592,605	(668,280)	(75,675)
						2,102,287	(1,952,516)	149,771
						2,207,417	(1,999,973)	207,444

19	3 Month USD LIBOR at October 31, 2011 was 0.429%.

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Swaption and foreign exchange written option activity for the three months ended October 31, 2011 was as follows:

Premiums
received ($)
Swaption and foreign exchange options outstanding at July 31, 2011	4,096,084
Swaption and foreign exchange options written	2,719,700
Swaption and foreign exchange options terminated in closing purchase transactions	(4,481,639)
Swaption and foreign exchange options expired prior to exercise	(126,728)
Swaption and foreign exchange options outstanding at October 31, 2011	2,207,417

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Futures contracts20

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost ($)	value ($)	(depreciation) ($)
US Treasury futures buy contracts:
124	USD	Ultra Long US Treasury Bond Futures	December 2011	17,828,881	18,894,500	1,065,619
2	USD	US Treasury Bond 30 Year Futures	December 2011	272,442	278,063	5,621
1	USD	US Treasury Note 5 Year Futures	December 2011	121,971	122,609	638
67	USD	US Treasury Note 10 Year Futures	December 2011	8,632,174	8,647,188	15,014
Index futures buy contracts:
7	AUD	ASX SPI 200 Index Futures	December 2011	791,580	795,395	3,815
14	CAD	S&P TSE 60 Index Futures	December 2011	1,921,337	1,964,017	42,680
28	EUR	AEX Index Futures	November 2011	2,334,281	2,391,300	57,019
6	EUR	CAC 40 Index Futures	November 2011	264,423	270,731	6,308
35	EUR	DAX Index Futures	December 2011	7,168,851	7,532,614	363,763
129	EUR	DJ Euro Stoxx 50 Index Futures	December 2011	3,512,545	4,296,707	784,162
6	EUR	IBEX 35 Index Futures	November 2011	735,722	740,471	4,749
44	GBP	FTSE 100 Index Futures	December 2011	3,880,093	3,933,467	53,374
1	GBP	FTSE 250 Index Futures	December 2011	166,034	168,625	2,591
41	HKD	Hang Seng Index Futures	November 2011	5,111,774	5,223,342	111,568
13	JPY	NIKKEI 225 Index Futures	December 2011	1,041,604	1,030,330	(11,274)
39	JPY	TOPIX Index Futures	December 2011	3,741,180	3,796,217	55,037
80	KRW	KOSPI 200 Index Futures	December 2011	8,494,192	9,070,553	576,361
16	SEK	OMX 30 Index Futures	November 2011	251,436	245,650	(5,786)
29	USD	MSCI Taiwan Index Futures	November 2011	765,669	775,460	9,791
150	USD	NASDAQ 100 Emini Index Futures	December 2011	6,652,125	7,068,000	415,875
19	USD	NIKKEI 225 Index Futures	December 2011	852,226	844,550	(7,676)
384	USD	S&P 500 E-Mini Index Futures	December 2011	22,681,101	23,986,560	1,305,459
14	ZAR	FTSE JSE Top 40 Index Futures	December 2011	517,104	516,758	(346)
Interest rate futures buy contracts:
4	AUD	Australian Treausry Bond 3 Year Futures	December 2011	448,531	449,382	851
28	CAD	Canada Government Bond 10 Year Futures	December 2011	3,676,690	3,701,666	24,976
102	EUR	German Euro Bobl Futures	December 2011	17,370,598	17,405,255	34,657
144	EUR	German Euro Bund Futures	December 2011	27,334,500	27,209,299	(125,201)
88	GBP	UK Long Gilt 10 Year Futures	December 2011	18,241,582	18,229,525	(12,057)
1	USD	90 Day Euro Dollar Futures	March 2012	248,802	248,625	(177)
1	USD	90 Day Euro Dollar Futures	June 2012	248,577	248,613	36
6	USD	90 Day Euro Dollar Futures	December 2012	1,489,967	1,491,526	1,559
5	USD	90 Day Euro Dollar Futures	March 2013	1,241,828	1,242,875	1,047
6	USD	90 Day Euro Dollar Futures	June 2013	1,489,293	1,490,625	1,332
6	USD	90 Day Euro Dollar Futures	September 2013	1,487,643	1,489,275	1,632
5	USD	90 Day Euro Dollar Futures	December 2013	1,237,703	1,239,188	1,485
5	USD	90 Day Euro Dollar Futures	March 2014	1,235,511	1,237,250	1,739
4	USD	90 Day Euro Dollar Futures	June 2014	986,362	987,850	1,488
4	USD	90 Day Euro Dollar Futures	September 2014	984,162	985,800	1,638
3	USD	90 Day Euro Dollar Futures	December 2014	736,147	737,738	1,591
3	USD	90 Day Euro Dollar Futures	March 2015	734,672	736,200	1,528
3	USD	90 Day Euro Dollar Futures	June 2015	733,245	734,663	1,418
3	USD	90 Day Euro Dollar Futures	September 2015	731,783	733,088	1,305
1	USD	90 Day Euro Dollar Futures	December 2015	243,528	243,838	310
1	USD	90 Day Euro Dollar Futures	March 2016	243,203	243,400	197
1	USD	90 Day Euro Dollar Futures	June 2016	242,891	242,988	97
1	USD	90 Day Euro Dollar Futures	September 2016	242,566	242,600	34
				179,368,529	184,164,376	4,795,847

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Futures contracts—(concluded)20

			Expiration date	Proceeds	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
10	USD	Ultra Long US Treasury Bond Futures	December 2011	1,543,453	1,523,750	19,703
14	USD	US Treasury Bond 30 Year Futures	December 2011	1,951,539	1,946,438	5,101
216	USD	US Treasury Note 2 Year Futures	December 2011	47,613,459	47,580,750	32,709
5	USD	US Treasury Note 5 Year Futures	December 2011	613,146	613,047	99
145	USD	US Treasury Note 10 Year Futures	December 2011	18,711,560	18,714,063	(2,503)
Index futures sell contracts:
34	AUD	ASX SPI 200 Index Futures	December 2011	3,654,109	3,863,345	(209,236)
12	CHF	Swiss Market Index Futures	December 2011	758,524	790,170	(31,646)
10	EUR	AEX Index Futures	November 2011	849,466	854,036	(4,570)
235	EUR	DJ Euro Stoxx 50 Index Futures	December 2011	7,003,601	7,827,335	(823,734)
597	EUR	DJ Euro Stoxx Banks Futures	December 2011	4,107,042	4,525,698	(418,656)
4	HKD	Hang Seng Index Futures	November 2011	484,082	509,594	(25,512)
67	JPY	TOPIX Index Futures	December 2011	6,384,579	6,521,705	(137,126)
16	SEK	OMX 30 Index Futures	November 2011	235,136	245,650	(10,514)
64	SGD	SGX MSCI Singapore Index Futures	November 2011	3,332,486	3,335,751	(3,265)
287	USD	Russell 2000 Mini Index Futures	December 2011	19,643,741	21,217,910	(1,574,169)
Interest rate futures sell contracts:
384	AUD	Australian Treausry Bond 10 Year Futures	December 2011	46,942,987	45,479,147	1,463,840
4	CAD	Canada Government Bond 10 Year Futures	December 2011	526,108	528,809	(2,701)
1	EUR	German Euro Bobl Futures	December 2011	170,232	170,640	(408)
2	EUR	German Euro Buxl Futures	December 2011	332,653	335,923	(3,270)
244	EUR	German Euro Schatz Futures	December 2011	37,405,722	37,332,614	73,108
3	GBP	UK Long Gilt 10 Year Futures	December 2011	620,548	621,461	(913)
4	JPY	Japan Government Bond 10 Year Futures	December 2011	7,319,120	7,287,463	31,657
42	JPY	Japan Government Bond 10 Year Mini Futures	December 2011	7,666,855	7,659,379	7,476
59	USD	90 Day Euro Dollar Futures	December 2011	14,675,269	14,675,513	(244)
3	USD	90 Day Euro Dollar Futures	June 2012	745,467	745,838	(371)
59	USD	90 Day Euro Dollar Futures	March 2012	14,666,994	14,668,875	(1,881)
3	USD	90 Day Euro Dollar Futures	September 2012	745,267	745,800	(533)
				248,703,145	250,320,704	(1,617,559)
						3,178,288

20	Restricted cash of $4,710,582 has been delivered to broker as initial margin for futures contracts.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
Bank of America N.A.	AUD	310,000	USD	314,700	12/21/11	(10,083)
Bank of America N.A.	CAD	500,000	USD	478,858	12/21/11	(22,199)
Bank of America N.A.	EUR	728,000	AUD	984,204	12/21/11	24,209
Bank of America N.A.	EUR	513,000	SEK	4,714,803	12/21/11	11,986
Bank of America N.A.	JPY	61,400,000	USD	799,419	12/21/11	13,305
Bank of America N.A.	NOK	3,749,500	SEK	4,446,727	12/21/11	8,889
Bank of America N.A.	NOK	1,780,000	USD	324,818	12/21/11	5,977
Bank of America N.A.	NZD	1,630,000	USD	1,271,303	12/21/11	(42,463)
Bank of America N.A.	SGD	3,675,000	USD	2,874,822	12/21/11	(53,964)
Bank of America N.A.	SGD	405,000	USD	325,903	12/21/11	3,139
Bank of America N.A.	USD	1,570,349	AUD	1,560,000	12/21/11	64,043
Bank of America N.A.	USD	319,065	CAD	315,000	12/21/11	(3,399)
Bank of America N.A.	USD	1,366,000	CAD	1,395,943	12/21/11	32,894
Bank of America N.A.	USD	3,449,647	EUR	2,542,000	12/16/11	66,395
Bank of America N.A.	USD	317,347	NOK	1,780,000	12/21/11	1,493
Bank of America N.A.	USD	314,657	NZD	385,000	12/21/11	(4,350)
Bank of America N.A.	USD	322,188	SGD	400,000	12/21/11	(3,409)
Bank of America N.A.	USD	323,481	SGD	415,000	12/21/11	7,253
Barclays Bank PLC	AUD	170,000	USD	162,065	12/21/11	(16,042)
Barclays Bank PLC	AUD	1,800,000	USD	1,714,347	01/12/12	(166,613)
Barclays Bank PLC	CAD	550,000	USD	565,641	11/08/11	13,936
Barclays Bank PLC	CAD	1,980,000	USD	1,885,346	01/12/12	(97,874)
Barclays Bank PLC	CAD	550,000	USD	550,450	02/10/12	(117)
Barclays Bank PLC	CHF	5,244,611	NOK	38,000,000	11/08/11	846,070
Barclays Bank PLC	CHF	1,100,000	USD	1,211,066	01/12/12	(43,695)
Barclays Bank PLC	CHF	548,000	USD	636,284	01/19/12	11,081
Barclays Bank PLC	DKK	1,200,000	USD	215,296	01/12/12	(7,713)
Barclays Bank PLC	EUR	4,918,038	NOK	38,000,000	02/29/12	(17,761)
Barclays Bank PLC	EUR	697,936	USD	986,972	11/08/11	21,297
Barclays Bank PLC	EUR	4,739,153	USD	6,740,384	11/17/11	183,813
Barclays Bank PLC	EUR	5,816	USD	7,757	12/08/11	(287)
Barclays Bank PLC	EUR	18,853,499	USD	26,638,634	12/08/11	559,779
Barclays Bank PLC	EUR	365,000	USD	486,925	12/21/11	(17,923)
Barclays Bank PLC	EUR	3,841,847	USD	5,293,485	01/23/12	(19,623)
Barclays Bank PLC	EUR	5,025,088	USD	6,922,240	01/26/12	(27,169)
Barclays Bank PLC	GBP	2,600,000	USD	4,072,936	12/21/11	(105,447)
Barclays Bank PLC	GBP	386,000	USD	610,660	01/19/12	(9,472)
Barclays Bank PLC	GBP	138,000	USD	222,591	01/19/12	886
Barclays Bank PLC	HKD	3,900,000	USD	501,322	01/12/12	(921)
Barclays Bank PLC	JPY	49,046,000	USD	636,289	12/21/11	8,345
Barclays Bank PLC	NOK	38,000,000	EUR	4,943,143	11/08/11	18,103
Barclays Bank PLC	NZD	210,000	USD	158,749	12/21/11	(10,509)
Barclays Bank PLC	SEK	4,300,000	USD	623,703	01/12/12	(33,617)
Barclays Bank PLC	SGD	1,645,000	USD	1,271,881	12/21/11	(39,099)
Barclays Bank PLC	SGD	214,000	USD	167,646	01/19/12	(2,912)
Barclays Bank PLC	USD	33,965	AUD	33,763	12/08/11	1,462
Barclays Bank PLC	USD	316,426	AUD	310,000	12/21/11	8,357
Barclays Bank PLC	USD	551,622	CAD	550,000	11/08/11	84
Barclays Bank PLC	USD	80,184	CZK	1,419,600	11/16/11	(1,196)
Barclays Bank PLC	USD	13,795	CZK	244,200	11/22/11	(207)
Barclays Bank PLC	USD	148,589	EUR	106,030	11/03/11	(1,876)
Barclays Bank PLC	USD	139,298	EUR	99,391	11/04/11	(1,774)
Barclays Bank PLC	USD	56	EUR	41	12/08/11	(1)
Barclays Bank PLC	USD	241,505	EUR	178,203	12/08/11	4,991
Barclays Bank PLC	USD	1,901,339	EUR	1,380,000	12/21/11	7,399
Barclays Bank PLC	USD	612,248	GBP	395,000	12/21/11	22,544
Barclays Bank PLC	USD	3,553,217	GBP	2,246,000	01/19/12	55,114
Barclays Bank PLC	USD	1,231,157	JPY	94,580,532	11/09/11	(21,225)
Barclays Bank PLC	USD	479,123	JPY	36,700,000	12/21/11	(9,247)
Barclays Bank PLC	USD	214,576	JPY	16,282,000	01/19/12	(5,995)
Barclays Bank PLC	USD	221,983	KRW	266,602,000	01/18/12	17,325
Barclays Bank PLC	USD	468,461	KRW	545,663,000	01/19/12	21,311
Barclays Bank PLC	USD	735,524	NOK	4,000,000	01/19/12	(20,069)
Barclays Bank PLC	USD	845,989	SEK	5,398,000	01/19/12	(21,111)
BNP Paribas SA	AUD	10,026	USD	10,511	12/08/11	(10)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(continued)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
BNP Paribas SA	CHF	230,000	USD	298,743	11/08/11	36,702
BNP Paribas SA	CHF	230,000	USD	264,784	02/10/12	2,238
BNP Paribas SA	CZK	35,531,400	PLN	6,000,000	11/16/11	(93,318)
BNP Paribas SA	EUR	137,348	USD	185,186	12/08/11	(4,799)
BNP Paribas SA	EUR	666,209	USD	939,109	12/08/11	17,585
BNP Paribas SA	EUR	2,595,794	USD	3,693,970	12/09/11	103,391
BNP Paribas SA	PLN	6,000,000	CZK	34,111,800	11/16/11	14,331
BNP Paribas SA	PLN	6,000,000	CZK	34,093,800	11/22/11	14,638
BNP Paribas SA	USD	264,291	CHF	230,000	11/08/11	(2,250)
BNP Paribas SA	USD	622,049	EUR	456,536	12/08/11	9,449
Brown Brothers Harriman & Co.	BRL	70,000	USD	39,052	12/02/11	(1,429)
Brown Brothers Harriman & Co.	MXN	19,495,000	USD	1,443,518	12/02/11	(15,383)
Brown Brothers Harriman & Co.	USD	918,379	BRL	1,595,000	12/02/11	4,002
Brown Brothers Harriman & Co.	USD	151,019	CAD	155,000	12/21/11	4,309
Brown Brothers Harriman & Co.	USD	3,049,613	MXN	41,641,000	12/02/11	66,576
Citibank N.A.	AUD	1,669,000	USD	1,691,308	12/21/11	(57,282)
Citibank N.A.	AUD	288,000	USD	301,584	01/19/12	874
Citibank N.A.	CAD	960,000	USD	954,142	12/21/11	(7,888)
Citibank N.A.	CHF	150,000	USD	165,998	12/21/11	(5,023)
Citibank N.A.	CHF	280,000	USD	321,450	12/21/11	2,210
Citibank N.A.	EUR	1,641,000	JPY	170,686,974	12/21/11	(84,406)
Citibank N.A.	EUR	605,000	USD	839,052	11/30/11	2,150
Citibank N.A.	EUR	3,209,000	USD	4,403,116	12/21/11	(35,391)
Citibank N.A.	EUR	497,000	USD	704,845	12/21/11	17,423
Citibank N.A.	GBP	2,399,452	USD	3,818,002	12/21/11	(38,086)
Citibank N.A.	JPY	444,348,522	USD	5,774,532	12/21/11	85,467
Citibank N.A.	JPY	59,634,000	USD	786,573	01/19/12	22,631
Citibank N.A.	MXN	424,000	USD	31,586	12/02/11	(144)
Citibank N.A.	MXN	3,055,000	USD	228,171	01/19/12	562
Citibank N.A.	NOK	2,720,000	USD	479,794	12/21/11	(7,423)
Citibank N.A.	NOK	3,509,000	USD	617,265	01/19/12	(10,367)
Citibank N.A.	NZD	846,365	AUD	650,000	12/21/11	(1,167)
Citibank N.A.	NZD	800,000	USD	634,483	12/21/11	(10,310)
Citibank N.A.	NZD	765,000	USD	625,208	12/21/11	8,625
Citibank N.A.	SEK	5,340,000	USD	781,402	12/21/11	(35,815)
Citibank N.A.	TRY	406,000	USD	217,330	01/19/12	(8,281)
Citibank N.A.	USD	318,112	AUD	310,000	12/21/11	6,671
Citibank N.A.	USD	2,478,603	CAD	2,465,000	12/15/11	(8,050)
Citibank N.A.	USD	2,485,000	CAD	2,445,339	12/21/11	(34,492)
Citibank N.A.	USD	641,001	CHF	575,000	12/21/11	14,583
Citibank N.A.	USD	5,383,148	EUR	4,004,000	12/21/11	154,958
Citibank N.A.	USD	1,001,797	GBP	642,000	12/21/11	29,943
Citibank N.A.	USD	2,712,000	JPY	213,570,000	12/21/11	22,371
Citibank N.A.	USD	1,016,052	NOK	5,776,000	01/19/12	17,065
Citibank N.A.	USD	963,299	NZD	1,170,000	12/21/11	(20,289)
Citibank N.A.	USD	476,544	SEK	3,210,000	12/21/11	14,705
Credit Suisse London Branch	AUD	3,661,000	USD	3,744,588	11/30/11	(100,614)
Credit Suisse London Branch	AUD	2,174,000	USD	2,300,479	11/30/11	17,095
Credit Suisse London Branch	AUD	1,948,000	USD	1,967,939	12/21/11	(72,955)
Credit Suisse London Branch	AUD	841,000	USD	850,403	01/19/12	(27,711)
Credit Suisse London Branch	AUD	863,000	USD	904,495	01/19/12	3,410
Credit Suisse London Branch	CAD	315,000	USD	316,999	12/21/11	1,333
Credit Suisse London Branch	CHF	1,623,848	USD	1,819,694	12/21/11	(31,728)
Credit Suisse London Branch	CHF	580,000	USD	672,182	01/19/12	10,469
Credit Suisse London Branch	EUR	506,000	CAD	706,250	12/21/11	7,872
Credit Suisse London Branch	EUR	730,000	CHF	903,171	12/21/11	20,051
Credit Suisse London Branch	EUR	1,798,000	USD	2,452,722	12/21/11	(34,170)
Credit Suisse London Branch	GBP	1,430,000	USD	2,241,890	12/21/11	(56,221)
Credit Suisse London Branch	JPY	97,840,637	USD	1,275,734	12/21/11	23,065
Credit Suisse London Branch	JPY	208,859,000	USD	2,754,594	01/19/12	79,005
Credit Suisse London Branch	NOK	2,763,000	SEK	3,264,208	12/21/11	4,625
Credit Suisse London Branch	NOK	16,733,000	USD	2,965,324	12/21/11	(31,954)
Credit Suisse London Branch	NZD	1,440,000	USD	1,116,842	12/21/11	(43,785)
Credit Suisse London Branch	PLN	2,333,000	USD	749,654	12/02/11	18,527
Credit Suisse London Branch	SEK	5,205,000	USD	780,281	12/21/11	(16,276)
Credit Suisse London Branch	SEK	4,050,000	USD	634,484	12/21/11	14,685
Credit Suisse London Branch	USD	5,629,367	AUD	5,489,000	11/30/11	135,810
Credit Suisse London Branch	USD	313,822	AUD	325,000	12/21/11	26,677
Credit Suisse London Branch	USD	3,873,044	AUD	3,664,000	01/19/12	(47,350)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(continued)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
Credit Suisse London Branch	USD	3,786,945	AUD	3,689,000	01/19/12	64,852
Credit Suisse London Branch	USD	760,886	CAD	754,738	12/21/11	(4,552)
Credit Suisse London Branch	USD	962,564	CAD	975,000	12/21/11	14,497
Credit Suisse London Branch	USD	1,841,765	CAD	1,833,000	01/19/12	(6,050)
Credit Suisse London Branch	USD	2,489,036	CAD	2,509,000	01/19/12	23,680
Credit Suisse London Branch	USD	1,343,000	CHF	1,213,803	12/21/11	40,912
Credit Suisse London Branch	USD	1,352,224	EUR	971,000	12/21/11	(9,192)
Credit Suisse London Branch	USD	4,376,055	EUR	3,215,967	12/21/11	72,089
Credit Suisse London Branch	USD	3,614,567	GBP	2,315,000	12/21/11	105,800
Credit Suisse London Branch	USD	318,189	JPY	24,400,000	12/21/11	(5,792)
Credit Suisse London Branch	USD	3,708,989	JPY	288,274,000	01/19/12	(16,054)
Credit Suisse London Branch	USD	1,328,019	MXN	17,411,000	12/02/11	(25,073)
Credit Suisse London Branch	USD	2,225,856	NOK	12,570,000	12/21/11	25,729
Credit Suisse London Branch	USD	171,123	NZD	212,000	12/21/11	(253)
Credit Suisse London Branch	USD	1,423,963	NZD	1,840,000	12/21/11	59,062
Credit Suisse London Branch	USD	843,401	PLN	2,623,000	12/02/11	(21,392)
Credit Suisse London Branch	USD	950,421	SEK	6,530,000	12/21/11	48,909
Credit Suisse London Branch	USD	321,076	SGD	405,000	12/21/11	1,688
Deutsche Bank AG London	AUD	2,774,605	EUR	2,026,000	12/21/11	(104,669)
Deutsche Bank AG London	AUD	1,113,000	USD	1,143,286	11/30/11	(25,714)
Deutsche Bank AG London	AUD	1,255,000	USD	1,264,380	12/21/11	(50,467)
Deutsche Bank AG London	CAD	1,368,562	AUD	1,300,000	12/21/11	(9,462)
Deutsche Bank AG London	CAD	815,000	USD	796,026	12/21/11	(20,697)
Deutsche Bank AG London	CHF	1,426,770	EUR	1,186,000	12/21/11	13,684
Deutsche Bank AG London	CHF	145,000	USD	161,635	12/21/11	(3,686)
Deutsche Bank AG London	CHF	135,000	USD	155,064	12/21/11	1,144
Deutsche Bank AG London	CNY	4,250,000	USD	660,194	03/30/12	(9,666)
Deutsche Bank AG London	EUR	1,012,000	GBP	881,159	12/21/11	16,342
Deutsche Bank AG London	EUR	682,888	JPY	74,093,376	12/21/11	4,097
Deutsche Bank AG London	EUR	1,526,000	NOK	11,932,986	12/21/11	26,804
Deutsche Bank AG London	EUR	1,011,000	NZD	1,690,412	12/21/11	(35,900)
Deutsche Bank AG London	EUR	2,321,234	USD	3,242,118	11/21/11	30,844
Deutsche Bank AG London	EUR	4,485,374	USD	6,106,462	12/21/11	(97,454)
Deutsche Bank AG London	EUR	345,000	USD	480,516	12/21/11	3,332
Deutsche Bank AG London	EUR	140,000	USD	194,557	01/19/12	940
Deutsche Bank AG London	GBP	1,442,000	USD	2,261,056	11/30/11	(56,891)
Deutsche Bank AG London	GBP	1,110,000	USD	1,751,969	12/21/11	(31,879)
Deutsche Bank AG London	JPY	82,743,818	USD	1,062,000	12/21/11	2,618
Deutsche Bank AG London	NOK	4,600,000	USD	787,542	12/21/11	(36,428)
Deutsche Bank AG London	NZD	1,782,465	EUR	1,025,000	12/21/11	(18,930)
Deutsche Bank AG London	NZD	1,730,000	USD	1,328,497	12/21/11	(65,869)
Deutsche Bank AG London	NZD	5,319,292	USD	4,364,855	12/21/11	77,551
Deutsche Bank AG London	SEK	9,720,000	USD	1,439,682	12/21/11	(47,836)
Deutsche Bank AG London	SEK	3,080,000	USD	473,956	12/21/11	2,602
Deutsche Bank AG London	SEK	1,274,000	USD	193,565	01/19/12	(1,117)
Deutsche Bank AG London	SGD	415,000	USD	320,642	12/21/11	(10,092)
Deutsche Bank AG London	USD	2,638,218	AUD	2,612,000	12/21/11	98,340
Deutsche Bank AG London	USD	769,739	CAD	800,193	11/17/11	32,772
Deutsche Bank AG London	USD	949,262	CAD	995,000	12/21/11	47,841
Deutsche Bank AG London	USD	1,438,846	CNY	9,223,000	03/30/12	14,830
Deutsche Bank AG London	USD	1,556,665	EUR	1,108,136	12/21/11	(23,954)
Deutsche Bank AG London	USD	2,327,544	EUR	1,703,967	12/21/11	29,287
Deutsche Bank AG London	USD	668,708	EUR	472,000	01/19/12	(15,944)
Deutsche Bank AG London	USD	3,023,952	GBP	1,930,000	12/21/11	77,694
Deutsche Bank AG London	USD	639,019	JPY	49,200,000	12/21/11	(9,104)
Deutsche Bank AG London	USD	309,678	NOK	1,820,000	12/21/11	16,327
Deutsche Bank AG London	USD	652,828	NOK	3,634,000	01/19/12	(2,837)
Deutsche Bank AG London	USD	942,316	NZD	1,155,000	12/21/11	(11,396)
Deutsche Bank AG London	USD	3,046,972	NZD	3,840,000	12/21/11	48,035
Deutsche Bank AG London	USD	622,585	SEK	4,060,000	12/21/11	(1,255)
Deutsche Bank AG London	USD	315,434	SEK	2,150,000	12/21/11	13,595
Deutsche Bank AG London	USD	2,379,208	SGD	3,085,000	12/21/11	79,379
Goldman Sachs International	AUD	889,000	USD	902,059	11/30/11	(31,670)
Goldman Sachs International	AUD	420,000	USD	425,338	01/19/12	(13,197)
Goldman Sachs International	AUD	593,000	USD	622,170	01/19/12	3,000
Goldman Sachs International	CAD	880,000	USD	871,330	11/30/11	(10,957)
Goldman Sachs International	CAD	1,625,000	USD	1,596,585	12/21/11	(31,850)
Goldman Sachs International	CAD	1,620,000	USD	1,594,237	01/19/12	(28,162)
Goldman Sachs International	EUR	230,000	USD	320,383	12/21/11	2,260

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(continued)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
Goldman Sachs International	JPY	341,910,000	USD	4,435,781	11/30/11	60,202
Goldman Sachs International	JPY	24,645,000	USD	317,435	12/21/11	1,901
Goldman Sachs International	NOK	8,784,000	USD	1,520,562	12/21/11	(52,861)
Goldman Sachs International	NOK	1,074,000	USD	193,105	01/19/12	1,006
Goldman Sachs International	NZD	610,000	USD	481,119	12/21/11	(10,536)
Goldman Sachs International	PLN	88,000	USD	27,476	12/02/11	(101)
Goldman Sachs International	PLN	736,000	USD	233,273	01/19/12	3,728
Goldman Sachs International	SEK	12,585,000	USD	1,876,766	12/21/11	(49,203)
Goldman Sachs International	USD	1,101,434	AUD	1,065,000	01/19/12	10,565
Goldman Sachs International	USD	321,443	CAD	320,000	12/21/11	(767)
Goldman Sachs International	USD	614,070	CAD	611,000	01/19/12	(2,165)
Goldman Sachs International	USD	467,361	CHF	430,000	12/21/11	22,901
Goldman Sachs International	USD	476,371	EUR	355,000	12/21/11	14,645
Goldman Sachs International	USD	324,492	GBP	210,000	12/21/11	12,993
Goldman Sachs International	USD	1,276,416	JPY	98,100,000	12/21/11	(20,426)
Goldman Sachs International	USD	3,713,399	JPY	285,335,000	01/19/12	(58,114)
Goldman Sachs International	USD	317,625	NOK	1,760,000	12/21/11	(2,368)
Goldman Sachs International	USD	486,550	NOK	2,780,000	12/21/11	11,414
Goldman Sachs International	USD	472,893	SEK	3,160,000	12/21/11	10,703
Goldman Sachs International	ZAR	1,823,000	USD	228,575	01/19/12	1,442
HSBC Bank PLC	AUD	1,986,000	CAD	2,052,316	12/21/11	(24,052)
HSBC Bank PLC	CHF	924,390	EUR	763,000	12/21/11	1,400
HSBC Bank PLC	EUR	243,000	AUD	324,539	12/21/11	3,911
HSBC Bank PLC	EUR	1,024,000	NOK	8,000,825	12/21/11	16,799
HSBC Bank PLC	EUR	263,000	SEK	2,406,922	12/21/11	4,581
HSBC Bank PLC	EUR	513,000	USD	702,584	12/21/11	(6,968)
HSBC Bank PLC	NOK	31,351,795	EUR	4,016,000	12/21/11	(61,147)
HSBC Bank PLC	NOK	5,673,568	GBP	637,000	12/21/11	7,433
HSBC Bank PLC	SEK	9,304,301	EUR	1,032,000	12/21/11	3,503
HSBC Bank PLC	SEK	23,475,078	USD	3,660,403	12/21/11	67,851
HSBC Bank PLC	USD	444,876	EUR	327,967	12/21/11	8,750
HSBC Bank PLC	USD	3,128,000	SEK	21,081,772	12/21/11	98,288
HSBC Bank USA	EUR	360,000	USD	483,527	12/21/11	(14,405)
HSBC Bank USA	EUR	450,000	USD	621,182	01/19/12	(1,157)
HSBC Bank USA	GBP	1,442,000	USD	2,260,479	11/30/11	(57,467)
HSBC Bank USA	JPY	73,400,000	USD	957,375	12/21/11	17,623
HSBC Bank USA	PLN	2,333,000	USD	750,306	12/02/11	19,178
HSBC Bank USA	USD	1,749,209	EUR	1,277,000	11/30/11	17,275
HSBC Bank USA	USD	186,355	EUR	135,000	01/19/12	347
HSBC Bank USA	USD	473,443	NOK	2,790,000	12/21/11	26,312
HSBC Bank USA	USD	469,547	PLN	1,454,000	12/02/11	(13,885)
HSBC Bank USA	USD	1,109,269	SEK	7,650,000	12/21/11	61,463
JPMorgan Chase Bank	AUD	658,257	EUR	485,000	12/21/11	(18,822)
JPMorgan Chase Bank	AUD	660,000	NZD	846,067	12/21/11	(9,550)
JPMorgan Chase Bank	AUD	420,000	USD	425,708	01/19/12	(12,827)
JPMorgan Chase Bank	BRL	882,000	USD	476,576	01/18/12	(28,416)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(continued)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
JPMorgan Chase Bank	CAD	1,394,649	USD	1,404,000	12/21/11	6,403
JPMorgan Chase Bank	CHF	793,509	USD	1,012,000	12/21/11	107,285
JPMorgan Chase Bank	CNY	19,477,000	USD	3,004,319	03/30/12	(65,532)
JPMorgan Chase Bank	CNY	14,856,000	USD	2,313,186	12/07/12	(38,845)
JPMorgan Chase Bank	CNY	9,535,000	USD	1,481,740	09/06/13	(36,029)
JPMorgan Chase Bank	EUR	1,895,000	CHF	2,304,566	12/21/11	6,483
JPMorgan Chase Bank	EUR	468,000	NOK	3,692,473	12/21/11	14,098
JPMorgan Chase Bank	EUR	2,333,471	USD	3,186,023	11/21/11	(42,180)
JPMorgan Chase Bank	EUR	4,793,000	USD	6,465,853	12/21/11	(163,554)
JPMorgan Chase Bank	EUR	972,000	USD	1,348,747	12/21/11	4,332
JPMorgan Chase Bank	GBP	714,447	USD	1,127,181	11/17/11	(21,407)
JPMorgan Chase Bank	GBP	105,000	USD	166,929	01/19/12	(1,760)
JPMorgan Chase Bank	JPY	68,458,903	USD	887,924	11/09/11	12,155
JPMorgan Chase Bank	JPY	131,235,828	USD	1,695,958	12/21/11	15,725
JPMorgan Chase Bank	JPY	83,314,000	USD	1,101,039	01/19/12	33,745
JPMorgan Chase Bank	MXN	2,171,861	USD	160,262	11/29/11	(2,314)
JPMorgan Chase Bank	MXN	859,212	USD	65,116	11/29/11	800
JPMorgan Chase Bank	MXN	20,058,000	USD	1,498,207	12/02/11	(2,826)
JPMorgan Chase Bank	NOK	6,033,000	USD	1,068,617	12/21/11	(12,036)
JPMorgan Chase Bank	NOK	4,370,000	USD	795,900	12/21/11	13,129
JPMorgan Chase Bank	NZD	4,408,000	USD	3,397,041	12/21/11	(155,770)
JPMorgan Chase Bank	NZD	1,691,000	USD	1,388,396	12/21/11	25,464
JPMorgan Chase Bank	PLN	583,000	USD	186,006	12/02/11	3,303
JPMorgan Chase Bank	SEK	17,030,000	USD	2,542,997	12/21/11	(63,221)
JPMorgan Chase Bank	SEK	4,108,000	USD	614,262	01/19/12	(13,489)
JPMorgan Chase Bank	SGD	1,160,000	USD	932,438	12/21/11	7,978
JPMorgan Chase Bank	SGD	830,000	USD	638,135	12/21/11	(23,332)
JPMorgan Chase Bank	USD	1,745,988	AUD	1,770,000	12/21/11	108,417
JPMorgan Chase Bank	USD	327,654	AUD	310,000	12/21/11	(2,871)
JPMorgan Chase Bank	USD	1,074,736	AUD	1,012,000	01/19/12	(18,076)
JPMorgan Chase Bank	USD	1,351,000	CAD	1,390,598	12/21/11	42,537
JPMorgan Chase Bank	USD	328,296	CHF	290,000	12/21/11	2,346
JPMorgan Chase Bank	USD	2,195,912	CNY	14,504,000	03/30/12	90,123
JPMorgan Chase Bank	USD	2,336,584	CNY	14,856,000	12/07/12	15,448
JPMorgan Chase Bank	USD	1,534,191	CNY	9,535,000	09/06/13	(16,422)
JPMorgan Chase Bank	USD	531,364	EUR	389,176	11/21/11	7,035
JPMorgan Chase Bank	USD	2,710,892	EUR	1,931,000	12/21/11	(40,042)
JPMorgan Chase Bank	USD	1,259,563	EUR	926,374	12/21/11	21,746
JPMorgan Chase Bank	USD	1,554,982	GBP	985,603	11/17/11	29,532
JPMorgan Chase Bank	USD	3,557,013	JPY	272,862,000	12/08/11	(64,495)
JPMorgan Chase Bank	USD	2,593,523	JPY	199,212,332	12/21/11	(42,976)
JPMorgan Chase Bank	USD	41,997	MXN	563,904	11/29/11	214
JPMorgan Chase Bank	USD	317,408	NOK	1,760,000	12/21/11	(2,150)
JPMorgan Chase Bank	USD	3,484,524	NOK	19,920,000	12/21/11	83,621
JPMorgan Chase Bank	USD	5,617,544	NZD	6,912,000	12/21/11	(46,531)
JPMorgan Chase Bank	USD	1,437,147	NZD	1,835,000	12/21/11	41,847
JPMorgan Chase Bank	USD	738,346	NZD	903,000	01/19/12	(11,953)
JPMorgan Chase Bank	USD	1,113,843	SEK	7,130,000	12/21/11	(22,690)
JPMorgan Chase Bank	USD	3,661,101	SEK	24,350,000	12/21/11	65,346
JPMorgan Chase Bank	USD	1,020,979	SEK	6,828,000	01/19/12	22,420
JPMorgan Chase Bank	USD	1,432,648	SGD	1,775,000	12/21/11	(18,065)
JPMorgan Chase Bank	USD	1,589,350	SGD	2,025,000	12/21/11	24,470
JPMorgan Chase Bank	ZAR	12,854,201	USD	1,602,389	12/15/11	(7,144)
Morgan Stanley Capital Services, Inc.	AUD	6,256,120	USD	6,207,003	12/21/11	(347,452)
Morgan Stanley Capital Services, Inc.	AUD	24,421,376	USD	25,694,281	12/21/11	108,326
Morgan Stanley Capital Services, Inc.	CAD	16,324,802	USD	15,876,392	12/21/11	(482,918)
Morgan Stanley Capital Services, Inc.	CAD	4,519,094	USD	4,549,044	12/21/11	20,397
Morgan Stanley Capital Services, Inc.	CHF	8,931,344	USD	9,989,648	12/21/11	(193,377)
Morgan Stanley Capital Services, Inc.	CHF	27,375,584	USD	31,588,301	12/21/11	376,171
Morgan Stanley Capital Services, Inc.	EUR	1,184,371	USD	1,586,850	12/21/11	(51,305)
Morgan Stanley Capital Services, Inc.	EUR	17,831,846	USD	24,916,587	12/21/11	252,587
Morgan Stanley Capital Services, Inc.	GBP	13,676,578	USD	21,399,558	12/21/11	(579,663)
Morgan Stanley Capital Services, Inc.	GBP	493,681	USD	794,086	12/21/11	706
Morgan Stanley Capital Services, Inc.	JPY	1,408,632,895	USD	18,378,847	12/21/11	343,894
Morgan Stanley Capital Services, Inc.	NZD	11,304,997	USD	8,830,433	12/21/11	(281,299)
Morgan Stanley Capital Services, Inc.	NZD	6,776,284	USD	5,519,774	12/21/11	58,146
Morgan Stanley Capital Services, Inc.	SEK	49,963,734	USD	7,452,852	12/21/11	(193,440)
Morgan Stanley Capital Services, Inc.	SEK	16,469,396	USD	2,549,955	12/21/11	29,531
Morgan Stanley Capital Services, Inc.	USD	12,180,947	AUD	12,489,783	12/21/11	904,435

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(continued)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
Morgan Stanley Capital Services, Inc.	USD	7,325,419	CAD	7,245,451	12/21/11	(64,652)
Morgan Stanley Capital Services, Inc.	USD	8,996,434	CAD	9,202,609	12/21/11	225,628
Morgan Stanley Capital Services, Inc.	USD	6,591,581	CHF	5,725,447	12/21/11	(63,742)
Morgan Stanley Capital Services, Inc.	USD	7,513,745	CHF	6,866,320	12/21/11	314,854
Morgan Stanley Capital Services, Inc.	USD	3,919,266	EUR	2,826,118	12/21/11	(10,339)
Morgan Stanley Capital Services, Inc.	USD	33,934,356	EUR	24,796,673	12/21/11	363,000
Morgan Stanley Capital Services, Inc.	USD	43,109,716	GBP	27,114,326	12/21/11	464,909
Morgan Stanley Capital Services, Inc.	USD	7,056,057	JPY	544,833,452	12/21/11	(80,467)
Morgan Stanley Capital Services, Inc.	USD	14,009,013	NZD	16,979,358	12/21/11	(323,795)
Morgan Stanley Capital Services, Inc.	USD	7,366,322	NZD	9,726,144	12/21/11	472,867
Morgan Stanley Capital Services, Inc.	USD	8,411,995	SEK	53,968,415	12/21/11	(152,839)
Morgan Stanley Capital Services, Inc.	USD	8,950,130	SEK	59,723,963	12/21/11	189,837
National Australia Bank Ltd.	NZD	405,000	USD	317,168	12/21/11	(9,259)
Royal Bank of Canada	AUD	1,421,000	USD	1,371,301	12/21/11	(117,463)
Royal Bank of Canada	BRL	1,519,000	USD	860,721	12/02/11	(17,710)
Royal Bank of Canada	CAD	1,391,648	EUR	1,023,000	12/21/11	20,366
Royal Bank of Canada	CAD	881,000	USD	872,666	11/30/11	(10,624)
Royal Bank of Canada	CAD	6,136,121	USD	5,948,199	12/21/11	(200,893)
Royal Bank of Canada	CAD	172,000	USD	169,264	01/19/12	(2,991)
Royal Bank of Canada	CHF	430,000	USD	479,041	12/21/11	(11,221)
Royal Bank of Canada	EUR	971,000	CAD	1,364,884	12/21/11	24,737
Royal Bank of Canada	EUR	1,013,000	USD	1,408,693	12/21/11	7,569
Royal Bank of Canada	GBP	305,000	USD	477,693	12/21/11	(12,463)
Royal Bank of Canada	MXN	19,495,000	USD	1,447,183	12/02/11	(11,718)
Royal Bank of Canada	NOK	2,790,000	USD	468,364	12/21/11	(31,391)
Royal Bank of Canada	USD	541,413	AUD	524,404	12/08/11	8,849
Royal Bank of Canada	USD	317,828	AUD	310,000	12/21/11	6,955
Royal Bank of Canada	USD	3,459,715	CAD	3,546,000	11/30/11	95,503
Royal Bank of Canada	USD	890,754	CAD	880,608	12/21/11	(8,285)
Royal Bank of Canada	USD	3,539,242	CAD	3,663,873	12/21/11	132,376
Royal Bank of Canada	USD	313,860	GBP	200,000	12/21/11	7,554
Royal Bank of Canada	USD	556,772	JPY	42,314,000	01/19/12	(14,708)
Royal Bank of Canada	USD	1,329,947	MXN	17,411,000	12/02/11	(27,001)
Royal Bank of Canada	USD	170,612	NOK	949,000	01/19/12	(870)
Royal Bank of Canada	USD	164,343	SEK	1,081,000	01/19/12	846
Royal Bank of Scotland PLC	AUD	1,329,157	USD	1,362,862	12/08/11	(31,835)
Royal Bank of Scotland PLC	AUD	2,607,000	USD	2,682,585	12/21/11	(48,735)
Royal Bank of Scotland PLC	CAD	500,000	USD	472,175	12/21/11	(28,882)
Royal Bank of Scotland PLC	CZK	34,338,000	PLN	6,000,000	11/22/11	(28,226)
Royal Bank of Scotland PLC	EUR	4,362,816	CHF	5,244,611	11/08/11	(61,223)
Royal Bank of Scotland PLC	EUR	514,000	SEK	4,676,989	12/21/11	4,816
Royal Bank of Scotland PLC	EUR	580,327	USD	812,253	11/08/11	9,303
Royal Bank of Scotland PLC	EUR	337,812	USD	455,203	12/08/11	(12,072)
Royal Bank of Scotland PLC	EUR	1,105,795	USD	1,510,020	12/16/11	(19,493)
Royal Bank of Scotland PLC	EUR	450,000	USD	600,359	01/12/12	(21,994)
Royal Bank of Scotland PLC	EUR	697,936	USD	977,452	02/10/12	12,270
Royal Bank of Scotland PLC	GBP	2,532,519	USD	4,127,216	11/10/11	55,501
Royal Bank of Scotland PLC	JPY	310,000,000	USD	4,040,188	01/12/12	69,435
Royal Bank of Scotland PLC	NOK	1,000,000	USD	169,689	01/12/12	(9,239)
Royal Bank of Scotland PLC	SEK	9,024,926	NOK	7,709,000	12/21/11	(281)
Royal Bank of Scotland PLC	SEK	3,330,000	USD	478,338	12/21/11	(31,274)
Royal Bank of Scotland PLC	SGD	450,000	USD	343,318	01/12/12	(15,324)
Royal Bank of Scotland PLC	USD	770,075	BRL	1,333,000	12/02/11	793
Royal Bank of Scotland PLC	USD	637,245	CAD	645,000	12/21/11	9,119
Royal Bank of Scotland PLC	USD	1,106,817	CHF	991,000	01/19/12	23,798
Royal Bank of Scotland PLC	USD	978,003	EUR	697,936	11/08/11	(12,328)
Royal Bank of Scotland PLC	USD	928,109	EUR	668,365	12/08/11	(3,602)
Royal Bank of Scotland PLC	USD	75,167	EUR	56,494	12/08/11	2,978
Royal Bank of Scotland PLC	USD	703,001	EUR	502,000	12/21/11	(8,663)
Royal Bank of Scotland PLC	USD	1,364,742	GBP	876,000	12/21/11	43,051
Royal Bank of Scotland PLC	USD	1,388,114	NZD	1,706,000	12/21/11	(13,093)
Royal Bank of Scotland PLC	USD	1,117,774	NZD	1,450,000	12/21/11	50,914
Royal Bank of Scotland PLC	USD	678,000	SEK	4,704,592	12/21/11	41,976
Royal Bank of Scotland PLC	USD	315,164	SGD	410,000	12/21/11	11,585
Standard Chartered Bank	CAD	320,000	USD	323,004	12/21/11	2,328
Standard Chartered Bank	JPY	26,200,000	USD	335,928	12/21/11	485
Standard Chartered Bank	USD	3,707,753	GBP	2,340,000	12/16/11	53,007
Standard Chartered Bank	USD	317,173	SEK	2,100,000	12/21/11	4,205
State Street Bank & Trust Co.	AUD	2,259,000	USD	2,170,379	12/21/11	(196,345)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Forward foreign currency contracts—(concluded)

						Unrealized
	Contracts to		In		Maturity	appreciation
Counterparty	deliver		exchange for		date	(depreciation) ($)
State Street Bank & Trust Co.	CAD	1,411,402	EUR	1,023,000	12/21/11	570
State Street Bank & Trust Co.	CAD	708,873	USD	679,000	12/21/11	(31,371)
State Street Bank & Trust Co.	EUR	507,000	AUD	703,911	12/21/11	36,225
State Street Bank & Trust Co.	EUR	841,478	NOK	6,369,148	12/21/11	(23,019)
State Street Bank & Trust Co.	GBP	656,127	EUR	763,000	12/21/11	897
State Street Bank & Trust Co.	GBP	796,000	USD	1,258,786	12/21/11	(20,442)
State Street Bank & Trust Co.	NOK	8,036,145	EUR	1,026,000	12/21/11	(20,359)
State Street Bank & Trust Co.	NOK	3,735,000	SEK	4,420,783	12/21/11	7,515
State Street Bank & Trust Co.	USD	526,856	AUD	504,000	12/21/11	1,178
State Street Bank & Trust Co.	USD	319,790	GBP	200,000	12/21/11	1,624
Westpac Banking Corp.	AUD	1,865,000	USD	1,885,963	12/21/11	(67,973)
Westpac Banking Corp.	AUD	3,849,000	USD	3,908,036	01/19/12	(110,822)
Westpac Banking Corp.	JPY	50,255,000	USD	661,033	01/19/12	17,241
Westpac Banking Corp.	NZD	889,000	USD	675,018	12/21/11	(41,509)
Westpac Banking Corp.	NZD	385,000	USD	313,683	12/21/11	3,376
Westpac Banking Corp.	USD	4,596,711	AUD	4,569,000	11/30/11	202,177
Westpac Banking Corp.	USD	6,015,431	AUD	5,856,545	12/21/11	120,395
Westpac Banking Corp.	USD	180,013	AUD	176,000	01/19/12	3,754
Westpac Banking Corp.	USD	163,896	EUR	118,000	01/19/12	(705)
Westpac Banking Corp.	USD	317,394	JPY	24,300,000	12/21/11	(6,277)
Westpac Banking Corp.	USD	477,685	NZD	590,000	12/21/11	(2,150)
Westpac Banking Corp.	USD	629,076	NZD	815,000	12/21/11	27,807
Westpac Banking Corp.	USD	161,926	SGD	210,000	12/21/11	5,433
						2,514,876

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zolty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Interest rate swaps

				Rate type				Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[21]		Payments received by the Portfolio (%)[21]		payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Bank of America N.A.	USD	5,000	09/30/13	0.500		0.429	[22]	(3,897)	6,274	2,377
Bank of America N.A.	USD	5,300	09/30/13	0.500		0.429	[22]	(5,931)	6,650	719
Bank of America N.A.	USD	1,500	12/21/18	3.250		0.429	[22]	146,596	(134,404)	12,192
Bank of America N.A.	USD	4,900	12/21/21	3.500		0.429	[22]	624,337	(501,822)	122,515
Barclays Bank PLC	CHF	1,210	10/18/21	1.548		0.089	[23]	—	(7,577)	(7,577)
Barclays Bank PLC	SEK	175,000	02/23/13	2.555	[24]	3.050		—	259,363	259,363
Barclays Bank PLC	SEK	46,000	06/30/13	2.555	[24]	2.850		—	69,242	69,242
Barclays Bank PLC	SEK	28,000	11/02/13	2.555	[24]	2.215		—	—	—
BNP Paribas	CAD	600	12/21/16	3.000		1.273	[25]	10,472	(36,948)	(26,476)
Citibank N.A.	CAD	6,650	12/21/16	3.000		1.273	[25]	108,827	(409,508)	(300,681)
Citibank N.A.	EUR	5,300	09/30/18	1.788	[26]	2.551		—	(15,015)	(15,015)
Citibank N.A.	EUR	10,600	10/04/18	1.788	[26]	2.623		—	14,895	14,895
Citibank N.A.	EUR	2,900	09/30/23	2.890		1.788	[26]	—	36,776	36,776
Citibank N.A.	EUR	5,760	10/04/23	2.983		1.788	[26]	—	12,590	12,590
Citibank N.A.	EUR	200	12/21/41	1.788	[26]	3.750		(5,225)	50,146	44,921
Citibank N.A.	JPY	1,268,000	12/21/18	1.000		0.334	[27]	317,273	(345,258)	(27,985)
Citibank N.A.	USD	7,900	09/30/13	0.429	[22]	0.500		22,909	(9,912)	12,997
Citibank N.A.	USD	5,000	12/21/16	0.429	[22]	2.500		(308,696)	273,585	(35,111)
Credit Suisse International	AUD	13,660	12/21/14	5.500		4.850	[28]	396,518	(425,065)	(28,547)
Credit Suisse International	CAD	6,450	07/14/16	2.356		1.273	[25]	—	(215,004)	(215,004)
Credit Suisse International	CAD	650	07/15/16	2.374		1.273	[25]	—	(22,182)	(22,182)
Credit Suisse International	EUR	5,650	07/18/16	1.788	[26]	2.577		—	230,696	230,696
Credit Suisse International	EUR	550	07/19/16	1.788	[26]	2.531		—	20,882	20,882
Credit Suisse International	EUR	5,425	12/21/16	1.788	[26]	3.250		(108,819)	441,258	332,439
Credit Suisse International	GBP	280	02/15/16	1.268	[29]	3.210		—	29,017	29,017
Credit Suisse International	GBP	550	02/16/16	1.268	[29]	3.201		—	56,680	56,680
Credit Suisse International	GBP	620	02/18/16	1.268	[29]	3.124		—	60,728	60,728
Credit Suisse International	USD	8,480	12/21/16	0.429	[22]	2.500		(446,743)	464,000	17,257
Credit Suisse International	USD	11,500	12/21/16	0.429	[22]	2.500		(79,012)	629,246	550,234
Deutsche Bank AG	AUD	8,500	12/21/14	5.500		4.850	[28]	314,485	(264,499)	49,986
Deutsche Bank AG	EUR	21,100	07/15/14	2.516		1.788	[26]	—	(236,379)	(236,379)
Deutsche Bank AG	EUR	17,600	09/16/14	1.700		1.788	[26]	—	13,394	13,394
Deutsche Bank AG	EUR	14,450	07/15/16	1.788	[26]	2.982		—	455,432	455,432
Deutsche Bank AG	EUR	12,000	09/16/16	1.788	[26]	2.210		—	(22,191)	(22,191)
Deutsche Bank AG	EUR	3,325	07/15/20	3.453		1.788	[26]	—	(203,959)	(203,959)
Deutsche Bank AG	EUR	2,700	09/16/20	2.700		1.788	[26]	—	19,935	19,935
Deutsche Bank AG	GBP	10	12/17/11	5.250		1.268	[29]	963	(89)	874
Deutsche Bank AG	GBP	950	02/11/16	1.268	[29]	3.188		—	96,974	96,974
Deutsche Bank AG	JPY	700,000	12/21/18	1.000		0.334	[27]	169,435	(190,600)	(21,165)
Deutsche Bank AG	NZD	2,050	02/15/16	4.690		2.833	[30]	—	(57,826)	(57,826)
Deutsche Bank AG	NZD	1,660	02/18/16	4.700		2.833	[30]	—	(47,385)	(47,385)
Deutsche Bank AG	NZD	1,380	02/22/16	4.683		2.833	[30]	—	(38,558)	(38,558)
Deutsche Bank AG	USD	3,000	12/21/16	2.500		0.429	[22]	164,793	(164,151)	642
Deutsche Bank AG	USD	2,800	12/21/18	3.250		0.429	[22]	262,292	(250,888)	11,404
Deutsche Bank AG	USD	10,800	10/14/19	0.429	[22]	2.945		—	32,942	32,942
Deutsche Bank AG	USD	800	12/21/21	0.429	[22]	3.500		(86,089)	86,089	—
Deutsche Bank AG	USD	4,500	10/14/29	3.319		0.429	[22]	—	20,426	20,426
Deutsche Bank AG	USD	300	12/21/41	4.250		0.429	[22]	97,886	(76,691)	21,195
JPMorgan Chase Bank	CAD	5,260	11/04/15	2.104		1.273	[25]	—	(123,740)	(123,740)
JPMorgan Chase Bank	EUR	14,900	09/30/14	1.870		1.788	[26]	—	(17,913)	(17,913)
JPMorgan Chase Bank	EUR	4,630	11/08/15	1.788	[26]	2.060		—	66,122	66,122
JPMorgan Chase Bank	EUR	10,200	09/30/16	1.788	[26]	2.355		—	31,059	31,059
JPMorgan Chase Bank	EUR	2,300	09/30/20	2.816		1.788	[26]	—	(3,706)	(3,706)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Interest rate swaps—(concluded)

				Rate type				Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[21]		Payments received by the Portfolio (%)[21]		payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Morgan Stanley Capital Services Inc.	CHF	860	07/26/21	2.010		0.089	[23]	—	(48,299)	(48,299)
Morgan Stanley Capital Services Inc.	CHF	150	10/10/21	1.445		0.089	[23]	—	741	741
Morgan Stanley Capital Services Inc.	CHF	1,030	11/01/21	1.556		0.089	[23]	—	(8,157)	(8,157)
Morgan Stanley Capital Services Inc.	GBP	9,550	12/21/16	3.000		1.268	[29]	81,232	(836,820)	(755,588)
Royal Bank of Scotland PLC	AUD	36,000	08/13/14	4.816	[31]	5.100		—	579,887	579,887
Royal Bank of Scotland PLC	AUD	3,000	12/10/14	4.816	[31]	5.710		—	78,764	78,764
Royal Bank of Scotland PLC	SEK	81,000	04/13/19	2.555	[24]	3.05		—	116,548	116,548
								1,673,606	(454,205)	1,219,401

21	Payments made/received are based on notional amounts.
22	Rate based on 3 Month LIBOR (USD on Interbank Offered Rate).
23	Rate based on 6 Month LIBOR (CHF on Interbank Offered Rate).
24	Rate based on 3 Month LIBOR (SEK on Interbank Offered Rate).
25	Rate based on 3 Month LIBOR (CAD on Interbank Offered Rate).
26	Rate based on the 6 Month Euribor.
27	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
28	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
29	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
30	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).
31	Rate based on 3 Month LIBOR (AUD on Interbank Offered Rate).

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
LIBOR	London Interbank Offered Rate
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Credit default swaps on credit indicies—buy protection32

				Rate type			Upfront payments		Unrealized
	Notional		Termination	Payments made by	Payments received by		received		appreciation
Counterparty	amount (000)		date	the Portfolio (%)[33]	the Portfolio (%)		(made) ($)	Value ($)	(depreciation) ($)
Bank of American N.A.	USD	2,600	06/20/14	1.000	—	[34]	27,934	(10,489)	17,445
Bank of American N.A.	USD	1,250	12/20/16	5.000	—	[35]	(119,097)	72,009	(47,088)
Barclays Bank PLC	EUR	5,600	12/20/16	1.000	—	[36]	(358,261)	223,769	(134,492)
BNP Paribas	EUR	3,900	12/20/16	1.000	—	[36]	(250,673)	155,839	(94,834)
Deutsche Bank AG	USD	2,100	06/20/14	1.000	—	[34]	23,693	(8,472)	15,221
Deutsche Bank AG	USD	1,700	12/20/16	1.000	—	[37]	(174,552)	155,009	(19,543)
Deutsche Bank AG	USD	3,800	12/20/16	1.000	—	[37]	(396,960)	346,491	(50,469)
JP Morgan Chase Bank	USD	2,500	06/20/14	1.000	—	[34]	28,516	(10,086)	18,430
JP Morgan Chase Bank	USD	2,800	06/20/14	1.000	—	[34]	33,473	(11,296)	22,177
JP Morgan Chase Bank	USD	840	12/20/16	1.000	—	[37]	(86,631)	76,593	(10,038)
Morgan Stanley Capital Services Inc.	USD	1,560	12/20/16	1.000	—	[37]	(128,785)	142,244	13,459
Royal Bank of Scotland PLC	USD	760	12/20/16	1.000	—	[37]	(70,221)	70,221	—
							(1,471,564)	1,201,832	(269,732)

32

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

33	Payments are made based on the notional amount.
34

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX North America Investment Grade Index.

35

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX North America High Yield Index.

36

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Main Index.

37

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx SovX Western Europe Index.

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Credit default swaps on credit indicies—sell protection38

				Rate type			Upfront
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)[39]	payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)	Credit spread[40]
Bank of America N.A.	USD	2,600	6/20/16	—	[41]	1.000	(3,652)	(17,742)	(21,394)	1.16
Barclays Bank PLC	EUR	5,600	12/20/16	—	[42]	1.000	—	246,883	246,883	4.27
BNP Paribas	EUR	13,500	12/20/16	—	[42]	1.000	349,681	595,165	944,846	4.27
Deutsche Bank AG	USD	1,100	6/20/16	—	[41]	1.000	(3,263)	(7,506)	(10,769)	1.16
Deutsche Bank AG	USD	2,500	6/20/21	—	[43]	1.000	76,330	(159,882)	(83,552)	2.12
Deutsche Bank AG	USD	2,500	6/20/21	—	[43]	1.000	73,549	(159,882)	(86,333)	2.12
Deutsche Bank AG	USD	2,500	6/20/21	—	[43]	1.000	76,692	(159,882)	(83,190)	2.12
JPMorgan Chase Bank	USD	2,500	6/20/16	—	[41]	1.000	(7,050)	(17,059)	(24,109)	1.16
Royal Bank of Scotland PLC	USD	15,100	12/20/16	—	[44]	5.000	1,708,187	(869,863)	838,324	6.42
							2,270,474	(549,768)	1,720,706

38

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

39	Payments received are based on the notional amount.
40

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

41

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX North America Investment Grade Index.

42

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Subordinated Financial Index.

43

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the MCDX North America Index.

44

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX North America High Yield Index.

EUR	Euro
USD	United States Dollar

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Total return swaps10,45

Counterparty	Number of units	Termination date	Upfront payments made ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Citibank N.A.	1,137	01/12/38	(5,417)	14,217	8,800
Citibank N.A.	4,249	01/12/41	(159,951)	(1,992)	(161,943)
Deutsche Bank AG	2,091	01/12/36	(63,115)	29,085	(34,030)
			(228,483)	41,310	(187,173)

45	The Portfolio received payments based on any positive monthly duration return of the Markit IOS Index. The Portfolio makes payments on any negative monthly duration adjusted return of such index.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

Variance swaps10,46

Counterparty	Notional amount (000)		Termination date	Pay/receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Barclays Bank PLC	GBP	13	12/21/12	Pay	FTSE 100 Index	24.60	—	(92,569)	(92,569)
Barclays Bank PLC	GBP	4	12/21/12	Pay	FTSE 100 Index	33.20	—	30,930	30,930
Barclays Bank PLC	HKD	146	12/28/12	Receive	China Enterprises Index (Hang Seng)	31.50	—	212,734	212,734
Barclays Bank PLC	USD	13	12/21/12	Pay	S&P 500 Index	30.95	—	58,577	58,577
BNP Paribas	GBP	1	12/21/12	Pay	FTSE 100 Index	25.40	—	(309)	(309)
BNP Paribas	GBP	2	12/21/12	Pay	FTSE 100 Index	25.40	—	(543)	(543)
BNP Paribas	GBP	2	12/21/12	Pay	FTSE 100 Index	25.65	—	127	127
BNP Paribas	GBP	11	12/27/12	Pay	FTSE 100 Index	30.00	—	28,716	28,716
BNP Paribas	HKD	10	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.10	—	2,468	2,468
BNP Paribas	HKD	17	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.10	—	4,123	4,123
BNP Paribas	HKD	15	12/28/12	Receive	China Enterprises Index (Hang Seng)	34.50	—	5,452	5,452
BNP Paribas	HKD	18	12/28/12	Receive	China Enterprises Index (Hang Seng)	35.35	—	3,915	3,915
BNP Paribas	HKD	108	12/28/12	Receive	China Enterprises Index (Hang Seng)	38.00	—	58,462	58,462
BNP Paribas	JPY	4,800	12/14/12	Receive	Nikkei 225 Index	28.70	—	(103,851)	(103,851)
BNP Paribas	JPY	20,000	12/14/12	Receive	Nikkei 225 Index	32.20	—	(1,361,465)	(1,361,465)
BNP Paribas	JPY	1,348	12/13/13	Receive	Nikkei 225 Index	29.50	—	203	203
BNP Paribas	JPY	1,375	12/13/13	Receive	Nikkei 225 Index	31.30	—	(28,376)	(28,376)
BNP Paribas	USD	72	12/21/12	Pay	S&P 500 Index	27.40	—	57,124	57,124
BNP Paribas	USD	233	12/21/12	Pay	S&P 500 Index	32.40	—	1,416,307	1,416,307
BNP Paribas	USD	16	12/20/13	Pay	S&P 500 Index	28.00	—	(63,711)	(63,711)
BNP Paribas	USD	17	12/24/13	Pay	S&P 500 Index	30.20	—	(14,987)	(14,987)
							—	213,327	213,327

46

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	100,289,193	56,802,007	2,705	157,093,905
Preferred stocks	109,733	927,421	—	1,037,154
Investment companies	5,616,330	—	—	5,616,330
US government obligations	—	42,159,096	—	42,159,096
Federal home loan mortgage corporation certificates	—	2,981,687	—	2,981,687
Federal national mortgage association certificates	—	19,018,714	—	19,018,714
Collateralized mortgage obligations	—	14,286,152	—	14,286,152
Asset-backed securities	—	15,000,544	—	15,000,544
Corporate notes	—	50,096,375	—	50,096,375
Structured note	—	632,770		632,770
Municipal bonds and notes	—	2,730,992	—	2,730,992
Non-US government obligations	—	15,530,952	—	15,530,952
Time deposits	—	29,260,456	—	29,260,456
Short-term US government obligations	—	91,492,595	—	91,492,595
Repurchase agreement	—	74,380,000	—	74,380,000
Options and swaptions purchased	2,686,772	1,276,768	—	3,963,540
Common stock sold short	(6,000,289)	(17,823,973)	—	(23,824,262)
Written options	(1,881,354)	—	—	(1,881,354)
Swaptions and foreign exchange written options	—	(1,999,973)	—	(1,999,973)
Futures, net	2,840,860	337,428	—	3,178,288
Forward foreign currency contracts, net	—	2,514,876	—	2,514,876
Swap agreements, net	—	452,496	—	452,496
Total	103,661,245	400,057,383	2,705	503,721,333

The following is a rollforward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) for the three months ended October 31, 2011:

Common stock ($)
Beginning balance	—
Purchases	2,677
Sales	—
Accrued discounts/(premiums)	—
Net realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	28
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	2,705

The net change in unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2011 was $28.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2011.

PACE Select Advisors Trust

Each Portfolio (except PACE Money Market Investments) calculates its net asset value based on the current value for its portfolio securities. The Portfolios normally obtain values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges (and certain related derivatives) may be fair valued based on significant events that occur between the close of the foreign markets and 4:00 pm EST. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets (and certain related derivatives) in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expediant within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB Issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2011